     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 1999

                                                       REGISTRATION NO. 33-55472
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                        POST-EFFECTIVE AMENDMENT NO. 10

                                       TO

                                    FORM S-6
                   FOR REGISTRATION UNDER THE SECURITIES ACT
                  OF 1933 OF THE SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2
                            ------------------------

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                             (Exact name of trust)
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (Name of depositor)

                             800 SCUDDERS MILL ROAD
                          PLAINSBORO, NEW JERSEY 08536
         (Complete address of depositor's principal executive offices)

                            ------------------------
                            BARRY G. SKOLNICK, ESQ.
                    Senior Vice President & General Counsel
                      Merrill Lynch Life Insurance Company
                             800 Scudders Mill Road
                          Plainsboro, New Jersey 08536
                (Name and complete address of agent for service)

                            ------------------------
                                    Copy to:
                             STEPHEN E. ROTH, ESQ.
                            KIMBERLY J. SMITH, ESQ.

                        Sutherland Asbill & Brennan LLP

                          1275 Pennsylvania Avenue, NW
                           Washington, DC 20004-2415
                            ------------------------
It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)

[X] on May 1, 1999 pursuant to paragraph (b)

[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

     Title of Securities Being Registered: Units of Interest in Variable Universal Life Insurance Contracts.

     Check box if it is proposed that the filing will become effective on (date) at (time) pursuant to Rule 487 [ ]
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


PROSPECTUS
May 1, 1999

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT

               FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE
                       UNIVERSAL LIFE INSURANCE CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 9025
                     SPRINGFIELD, MASSACHUSETTS 01102-9025
                                1414 MAIN STREET
                     SPRINGFIELD, MASSACHUSETTS 01144-1007
                             PHONE: (800) 354-5333
                                OFFERED THROUGH

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus describes a flexible premium joint and last survivor variable universal life insurance contract that Merrill Lynch Life Insurance Company offers.

Generally, through the first 14 days following the in force date, we will invest your initial payment in the investment division of the Merrill Lynch Variable Life Separate Account (the "Separate Account") investing in the Money Reserve Portfolio. Afterward, you may reallocate your investment base to any five of the investment divisions of the Separate Account. We then invest the assets in corresponding portfolios of the following:

 --  MERRILL LYNCH SERIES FUND, INC.
   --  Money Reserve Portfolio
   --  Intermediate Government Bond Portfolio
   --  Long-Term Corporate Bond Portfolio
   --  High Yield Portfolio
   --  Capital Stock Portfolio
   --  Growth Stock Portfolio
   --  Multiple Strategy Portfolio
   --  Natural Resources Portfolio
   --  Global Strategy Portfolio
   --  Balanced Portfolio

 --  ALLIANCE VARIABLE PRODUCT SERIES FUND, INC.
   --  Premier Growth Portfolio
   --  MFS Research Series

 --  MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   --  Basic Value Focus Fund
   --  Global Bond Focus Fund
   --  Global Utility Focus Fund
   --  International Equity Focus Fund
   --  Developing Capital Markets Focus Fund
   --  Special Value Focus Fund
   --  Index 500 Fund

 --  AIM VARIABLE INSURANCE FUNDS, INC.
   --  AIM V.I. Capital Appreciation Fund
   --  AIM V.I. Value Fund

 --  MFS(Registered Trademark) VARIABLE INSURANCE TRUST(SM)
   --  MFS Emerging Growth Series

 -- MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES -- Fourteen maturity dates ranging from February 15, 2000-February 15, 2014

Currently, you may change your investment allocation as often as you like.

We guarantee that regardless of investment results, insurance coverage will continue for the guarantee period. Each payment extends the guarantee period until the younger insured reaches attained age 100. During this guarantee period, we will terminate the Contract only if any loan debt exceeds certain contract values. After the guarantee period ends, the Contract will remain in effect as long as the net cash surrender value is sufficient to cover all charges due. While the Contract is in effect, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will never be less than the face amount or, after the date the younger insured would reach attained age 100, the post-100 death benefit.

You may:

     - make additional payments

     - borrow from your Contract

     - reduce the face amount subject to certain conditions

     - redeem the Contract for its net cash surrender value

     - make partial withdrawals

The net cash surrender value will vary with the investment results of the investment divisions chosen. We don't guarantee any minimum cash surrender value.

Within certain limits, you may return the Contract or exchange it for a contract with benefits that don't vary with the investment results of a separate account.

It may not be advantageous to replace existing insurance with the Contract.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT MUST BE ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC.; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS, INC.; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS(Registered Trademark) VARIABLE INSURANCE TRUST(SM); THE HOTCHKIS AND WILEY VARIABLE TRUST; THE MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES.

LIFE INSURANCE IS INTENDED TO BE A LONG TERM INVESTMENT. YOU SHOULD EVALUATE YOUR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.

THE PURCHASE OF THIS CONTRACT INVOLVES CERTAIN RISKS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, YOU COULD LOSE ALL OR PART OF THE MONEY YOU INVEST. EXCEPT FOR THE GUARANTEED DEATH BENEFIT WE PROVIDE, YOU BEAR ALL INVESTMENT RISKS.

WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR FUNDS WILL PERFORM.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
IMPORTANT TERMS.............................................     5
SUMMARY OF THE CONTRACT.....................................     6
  What the Contract Provides................................     6
  Availability and Payments.................................     6
  The Investment Base.......................................     7
  The Investment Divisions..................................     7
  Illustrations.............................................     7
  Replacement of Existing Coverage..........................     7
  Right to Cancel ("Free Look" Period) or Convert...........     7
  Distributions From The Contract...........................     7
  Fees and Charges..........................................     8
FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY, MERRILL
  LYNCH, PIERCE, FENNER & SMITH INCORPORATED, THE SEPARATE
  ACCOUNT, THE FUNDS AND THE ZERO TRUSTS....................     9
  Merrill Lynch Life Insurance Company......................     9
  Merrill Lynch, Pierce, Fenner & Smith Incorporated........     9
  The Separate Account......................................     9
  Net Rate of Return for an Investment Division.............    10
  Changes Within the Account................................    11
THE FUNDS...................................................    11
  The Series Fund...........................................    11
  The Variable Series Funds.................................    12
  The AIM V.I. Funds........................................    13
  The Alliance Fund.........................................    14
  The MFS Trust.............................................    14
  The Hotchkis and Wiley Trust..............................    15
  The Mercury V.I. Funds....................................    15
  Special Risks In Certain Funds............................    16
  The Operation of the Funds................................    17
  The Zero Trusts...........................................    18
FACTS ABOUT THE CONTRACT....................................    20
  Who May be Covered........................................    20
  Initial Payment...........................................    20
  Additional Insurance Rider................................    21
  Right to Cancel ("Free Look" Period)......................    22
  Making Additional Payments................................    22
  Effect of Additional Payments.............................    22
  Investment Base...........................................    23
  Charges Deducted from the Investment Base.................    24
  Contract Loading..........................................    25
  Charges to the Separate Account...........................    25
  Charges to Fund Assets....................................    26
  Guarantee Period..........................................    27
  Cash Value................................................    28
  Partial Withdrawals.......................................    28
  Loans.....................................................    29
  Reducing the Face Amount..................................    31
  Death Benefit Proceeds....................................    32
  Payment of Death Benefit Proceeds.........................    35

                                                              PAGE
                                                              ----
  Accelerated Benefit Rider.................................    35
  Dollar Cost Averaging.....................................    35
  Right to Convert Contract.................................    36
  Income Plans..............................................    36
  Reports to Contract Owners................................    37
MORE ABOUT THE CONTRACT.....................................    38
  Using the Contract........................................    38
  Some Administrative Procedures............................    39
  Other Contract Provisions.................................    39
  Group or Sponsored Arrangements...........................    41
  Unisex Legal Considerations...............................    41
  Selling the Contracts.....................................    41
  Tax Considerations........................................    42
  Merrill Lynch Life Insurance Company's Income Taxes.......    46
  Reinsurance...............................................    46
ILLUSTRATIONS...............................................    47
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY.............    53
  Directors and Executive Officers..........................    53
  Services Arrangement......................................    53
  State Regulation..........................................    53
  Year 2000.................................................    54
  Legal Proceedings.........................................    54
  Experts...................................................    54
  Legal Matters.............................................    54
  Registration Statements...................................    55
  Financial Statements......................................    55
  Financial Statements of Merrill Lynch Variable Life
     Separate Account.......................................   S-1
  Financial Statements of Merrill Lynch Life Insurance
     Company................................................   G-1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

attained age: is the issue age of the insured plus the number of full years since the contract date.

base premium: is the amount equal to the level annual premium necessary for the Contract's face amount to endow on the contract anniversary nearest to the date the younger insured would reach attained age 100. To calculate your base premium, we assume you elect death benefit option 1; a 5% annual rate of return on the base premium minus contract loading; and a maximum cost of insurance charge. Once we determine the base premium, it will not change.

cash value: is equal to the investment base plus any unearned cost of insurance charges and rider costs plus any loan debt less any accrued net loan cost since the last contact anniversary (or since the contract date during the first contract year).

contract anniversary:  is the same date of each year as the contract date.

contract date or policy date: is used to determine processing dates, contract years and anniversaries. It is usually the business day next following the receipt of the initial payment at the Service Center.

excess sales load: is a portion of the sales load that we may refund to you if you surrender your Contract or it lapses during the first two policy years. After policy year two, the excess sales load equals zero.

face amount: is the minimum death benefit prior to the date the younger insured would reach attained age 100, as long as the Contract remains in force. The face amount will change if you change your death benefit option or reduce the face amount; or it may decrease as a result of a partial withdrawal.

fixed base. On the contract date, the fixed base equals the cash value. From then on, the fixed base is calculated like the cash value except that the "investment base" reflects net premiums at 4.5% instead of the net rate of return, and substitutes the guaranteed maximum cost of insurance rates and guaranteed maximum rider costs for the current rates. In addition, the fixed base is calculated without taking into account loans or repayments. The fixed base is equivalent to the cash value for a comparable fixed benefit contract with the same face amount and guarantee period. After the guarantee period, the fixed base is zero. We use the fixed base to limit the cost of insurance deduction and our right to cancel the Contract during the guarantee period.

guarantee period: is the time guaranteed that the Contract will remain in force regardless of investment experience, unless the debt exceeds certain contract values. It is the period that a comparable fixed life insurance contract (with the same face amount, payments made, guaranteed mortality table, contract loading and guaranteed maximum rider costs) would remain in force if credited with 4.5% interest per year.

in force date: is the date when the underwriting process is complete, the initial payment is received and outstanding contract amendments (if any) are received at the Service Center.

investment base: is the amount available under a Contract for investment in the Separate Account at any time.

issue age: is the insured's age as of his or her birthday nearest the contract date.

loan debt: is the sum of all outstanding loans on a Contract plus accrued interest.

monthiversary:  is the same day each month as the contract date.

net amount at risk: is the excess of the death benefit adjusted for interest at 4.5% over the cash value as of a processing date, before we deduct cost of insurance.

net cash surrender value:  is equal to the cash value less loan debt.

processing dates: are the contract date and the first day of each contract quarter thereafter. Processing dates are the days when we deduct charges from the investment base.

processing period:  is the period between consecutive processing dates.

variable insurance amount: is computed daily by multiplying the cash value (plus excess sales load during the first 24 contract months) by the cash value corridor factor for the younger insured at his or her attained age.

                            SUMMARY OF THE CONTRACT

WHAT THE CONTRACT PROVIDES

The Contract offers a choice of investments and an opportunity for the Contract's investment base, net cash surrender value and death benefit to grow based on investment results.

We don't guarantee that contract values will increase. Depending on the investment results of the investment divisions you select, the investment base, net cash surrender value and death benefit may go up or down on any day. You bear the investment risk.

Death Benefit. You may elect a death benefit option on the application. Under option 1, the death benefit equals the face amount or variable insurance amount, whichever is larger. Under option 2, the death benefit equals the face amount plus the cash value or the variable insurance amount, whichever is larger. The variable insurance amount increases or decreases depending on the investment results of your selected investment divisions. The Contract's death benefit may go up or down, depending on investment performance. However, it will never drop below the face amount. Death benefit proceeds are equal to the death benefit reduced by any loan debt and increased by any rider benefits payable. If the last surviving insured dies on or after the date the younger insured would reach attained age 100, we will pay the post-100 death benefit proceeds.

Tax Benefits and Tax Considerations. It is reasonable to conclude that the Contract provides at least the minimum death benefit required under federal tax law. (However, due to lack of guidance, there is some uncertainty in this regard.) By satisfying the minimum death benefit required by federal tax law, the Contract will provide two important tax benefits:

          1) Its death benefit is not subject to income tax;

          2) Any increases in the Contract's cash value are not taxable until distributed from the Contract.

Guarantee Period. Generally, during the guarantee period, we guarantee the Contract will remain in effect and provide the death benefit regardless of investment performance, unless loan debt exceeds certain contract values. We will only accept an initial payment if it provides for a guarantee period of at least three months. The initial guarantee period is based on the initial payment, the face amount, and the face amount of any additional insurance rider. Each subsequent payment will extend the guarantee period until the date the younger insured would reach attained age 100. Certain Contract transactions will affect the guarantee period.

You should purchase the Contract for its death benefit. You may use the Contract's net cash surrender value, as well as its death benefit, to provide proceeds for various individual and estate planning purposes. However, loans and partial withdrawals will affect the net cash surrender value and death benefit proceeds, and may cause the Contract to terminate. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract in connection with a specialized purpose, you should consider whether the long-term nature of the Contract, its investment risks, and the potential impact of any contemplated loans and partial withdrawals, are consistent with the purposes you may be considering. Moreover, using a Contract for a specialized purpose may have tax consequences. (See "Tax Considerations.")

AVAILABILITY AND PAYMENTS

We will issue a Contract for insureds from age 20 through age 85.

We will not accept an initial payment that provides a guarantee period of less than three months.

You can make additional payments. On your application you may choose to make additional payments monthly (for payments from a CMA account only), quarterly, semi-annually, or annually.

The Contract is not available to insure residents of certain municipalities in Kentucky where premium taxes in excess of a certain level are imposed.

THE INVESTMENT BASE

A Contract's investment base is the amount available for investment at any time. On the contract date (usually the next business day after our Service Center receives your initial payment), the investment base is equal to the initial payment minus contract loading, cost of insurance charges, and rider costs. Afterwards, it varies daily based on the investment performance of your selected investment divisions. You bear the risk of poor investment performance and receive the benefit of favorable investment performance. You may wish to consider diversifying your investment in the Contract by allocating the investment base to two or more investment divisions.

THE INVESTMENT DIVISIONS

Payments are invested in investment divisions of the Separate Account. Generally, through the first 14 days following the in force date, the initial payment less contract loading will be invested only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Afterwards, the investment base is reallocated to up to five of the investment divisions. (See "Changing the Allocation".)

ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the Contract are based on hypothetical investment rates of return. We don't guarantee these rates. They are illustrative only, and not a representation of past or future performance. Actual rates of return may be more or less than those shown in the illustrations. Actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance contract as a replacement for existing coverage. Before you buy a Contract, ask your Merrill Lynch Financial Consultant if changing, or adding to, current insurance coverage would be advantageous. Don't base your decision to replace existing coverage solely on a comparison of contract illustrations.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR CONVERT

Once you receive the Contract, review it carefully to make sure it is what you want. Generally, you may return a Contract for a refund within the later of ten days after receiving it, 45 days from the date the application is completed, or ten days after we mail or personally deliver the Notice of Withdrawal Right to you. If you return the Contract during the "free look" period, we will refund the payment without interest.

You may also convert your Contract within 24 months into a contract with benefits that do not vary with the investment results of a separate account.

DISTRIBUTIONS FROM THE CONTRACT

Partial Withdrawals. Beginning in Contract year two, you may make partial withdrawals, subject to certain conditions. (See "Partial Withdrawals".)

Surrenders. You may surrender your Contract at any time and receive the net cash surrender value. The net cash surrender value equals the investment base:

     - plus any unearned cost of insurance charges and rider costs;

     - less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year);

     - plus, during the first 2 contract years, excess sales load.

Loans. You may borrow money from us, using your Contract as collateral, subject to limits. We deduct loan debt from the amount payable on surrender of the Contract and from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS CAPITALIZED AND ADDED TO THE OUTSTANDING LOAN AMOUNT. If the Contract is a modified endowment contract, both the loan amount and the amount of capitalized interest are treated as taxable distributions. Depending upon investment performance of the divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract lapses with loan debt outstanding, adverse tax consequences may result. (See "Loans" and "Tax Considerations -- Tax Treatment of Loans and Other Distributions".)

FEES AND CHARGES

Contract Loading. We deduct certain charges from all your payments before we invest them in the investment divisions. These charges are:

     - SALES LOAD equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter;

     - STATE AND LOCAL PREMIUM TAX CHARGE of 2.5% of each payment; and

     - FEDERAL TAX CHARGE of 1.25% of each payment.

(See "Contract Loading.")

Investment Base Charges. We deduct certain charges from your investment base on contract anniversaries or processing dates. These charges are:

     - COST OF INSURANCE -- on the contract date and on all processing dates after the contract date, we deduct a cost for the life insurance coverage we provide (see "Cost of Insurance"); and

     - RIDER COST -- on the contract date and on all processing dates after the contract date, we deduct a cost for any additional insurance riders you purchased.

     - NET LOAN COST -- on each contract anniversary, if there has been any loan debt during the prior year, we deduct a net loan cost. It equals a maximum of 2.0% of the loan debt per year (see "Charges Deducted From the Investment Base").

Separate Account Charges. We deduct certain charges daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - a MORTALITY AND EXPENSE RISK CHARGE deducted from all investment divisions. It is equivalent to .90% annually at the beginning of the year; and

     - a TRUST CHARGE deducted from only those investment divisions investing in the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trusts"). It is currently equivalent to .34% annually at the beginning of the year. It will never exceed .50% annually.

Advisory Fees and Fund Expenses. The portfolios in the Funds pay monthly advisory fees and other expenses. (See "Charges to Fund Assets".)

This summary provides only a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and in the Contract. You should retain the Contract together with its attached applications, medical exam(s), amendments, riders, and endorsements. These are the entire agreement between you and us.

For the definitions of some important terms used in this Prospectus, see "Important Terms."

               FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY,
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED,
              THE SEPARATE ACCOUNT, THE FUNDS, AND THE ZERO TRUSTS

MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Insurance Company ("we" or "us") is a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and redomesticated under the laws of the State of Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. We are authorized to sell life insurance and annuities in 49 states, Guam, the U.S. Virgin Islands and the District of Columbia. We are also authorized to sell variable life insurance and variable annuities in most jurisdictions.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

MLPF&S provides a world-wide broad range of securities brokerage and investment banking services. It provides marketing services for us and is the principal underwriter of the Contracts issued through the Separate Account. We retain MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts".)

THE SEPARATE ACCOUNT

We established the Separate Account, a separate investment account, on November 16, 1990. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. It meets the definition of a separate account under the federal securities laws. We use the Separate Account to support the Contract as well as other variable life insurance contracts we issue. The Separate Account is also governed by the laws of the State of Arkansas, our state of domicile.

We own all of the assets in the Separate Account. The assets of the Separate Account are kept separate from our general account and any other separate accounts we may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct.

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to our other income, gains or losses. As required, the assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the assets exceed the required reserves and other Contract liabilities (which will always be at least equal to the aggregate investment base allocated to the Separate Account under the Contracts), we may transfer the excess to our general account.

There are currently 36 investment divisions in the Separate Account:

     - Ten invest in shares of a specific portfolio of the Merrill Lynch Series Fund, Inc. (the "Series Fund").

     - Seven invest in Class A shares of a specific portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").

     - Two invest in shares of a specific portfolio of the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds").

     - One invests in shares of a portfolio of the Alliance Variable Products Series Fund, Inc. (the "Alliance Fund").

     - Two invest in shares of a specific portfolio of the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust").

     - Fourteen invest in units of a specific Zero Trust.

On or about July 15, 1999, six additional investment divisions become available in the Separate Account.

     - Two invest in Class A shares of a specific portfolio of the Variable Series Funds.

     - One invests in shares of an additional portfolio of the Alliance Fund.

     - One invests in shares of a portfolio of the Hotchkis and Wiley Variable Trust (the "Hotchkis and Wiley Trust").

     - One invests in Class A shares of a portfolio of the Mercury Asset Management V.I. Funds, Inc. (the "Mercury V.I. Funds").

     - One invests in units of the Zero Trust maturing on February 15, 2019.

On or about July 15, 1999, two investment divisions previously available under the Separate Account (the International Equity Focus Fund and the Global Bond Focus Fund) close to allocations of premiums and contract value.

For more information, see "The Funds" below. You'll find complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio in the accompanying prospectuses. They should be read along with this Prospectus.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment advisors or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract have names similar to funds not available through the Contract. The performance of any fund not available through the Contract is not indicative of performance of the similarly named fund available through the Contract.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports we furnish to you). When we allocate your payments or investment base to an investment division, we purchase units based on the value of a unit of the investment division as of the end of the valuation period during which the allocation occurs. When we transfer or deduct amounts out of an investment division, we redeem units in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or the SEC requires that we determine the net asset value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. We determine the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the division for the valuation period and the charges to the Separate Account.

For divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.

CHANGES WITHIN THE ACCOUNT

We may make available additional investment divisions. We also have the right to eliminate investment divisions from the Separate Account, to combine two or more investment divisions, or to substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. If necessary, we would get prior approval from the Arkansas State Insurance Department and the Securities and Exchange Commission and any other required approvals before making such a substitution.

Subject to any required regulatory approvals, we reserve the right to transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, we also reserve the right to:

     - deregister the Separate Account under the Investment Company Act of 1940;

     - operate the Separate Account as a management company under the Investment Company Act of 1940;

     - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and

     - combine the Separate Account with other separate accounts.

                                   THE FUNDS

Below we list the funds into which the investment divisions may invest. There is no guarantee that any fund or portfolio will be able to meet its investment objective.

THE SERIES FUND

The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below.

Money Reserve Portfolio seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

Intermediate Government Bond Portfolio seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.

Long-Term Corporate Bond Portfolio primarily seeks to provide as high a level of current income as is believed to be consistent with prudent investment risk. In addition, the Portfolio seeks the preservation of capital. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 80% of the value of its total assets in debt securities that have a rating within the three highest grades of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").

High Yield Portfolio primarily seeks as high a level of current income as is believed to be consistent with prudent management. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").

Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.

Growth Stock Portfolio seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of aggressive growth companies considered to have special investment value.

Multiple Strategy Portfolio seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.

Natural Resources Portfolio seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

Global Strategy Portfolio seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

Balanced Portfolio seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.

MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE VARIABLE SERIES FUNDS

The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Class A shares of seven of its portfolios are currently available through the Separate Account. Class A shares of two additional portfolios become available on or about July 15, 1999. The investment objectives and certain investment policies of these Variable Series Funds portfolios are described below.

Basic Value Focus Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.

Global Bond Focus Fund (formerly the World Income Focus Fund) seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.

The investment division corresponding to this Fund closes to allocations of premiums and contract value on or about July 15, 1999.

Global Utility Focus Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

International Equity Focus Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries.

The investment division corresponding to this Fund closes to allocations of premiums and contract value on or about July 15, 1999.

Developing Capital Markets Focus Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.

Special Value Focus Fund (formerly the Equity Growth Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.

Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

Capital Focus Fund seeks to achieve the highest total investment return consistent with prudent risk. To do this, management of the Fund uses a flexible "fully managed" investment policy that shifts the emphasis among equity, debt (including money market), and convertible securities.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Global Growth Focus Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE AIM V.I. FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below.

AIM V.I. Capital Appreciation Fund seeks growth of capital through investment in common stocks, with emphasis on medium and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services, or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal of the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, has served as an investment adviser since its organization in 1976. Today AIM, together with its subsidiaries, manages over 110 investment portfolios, including the Funds, encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets".)

THE ALLIANCE FUND

The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). One of its mutual fund portfolios is currently available through the Separate Account. One additional portfolio becomes available on or about July 15, 1999. The investment objectives of these Alliance Fund portfolios are described below.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for contract owners whose principal objective is assured income and conservation of capital.

Alliance Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and is not intended for contract owners who want assured income or preservation of capital.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets".)

THE MFS TRUST

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below.

MFS Emerging Growth Series will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

MFS Research Series will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets".)

THE HOTCHKIS AND WILEY TRUST

The Hotchkis and Wiley Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Hotchkis and Wiley. One of its mutual fund portfolios becomes available through the Separate Account on or about July 15, 1999. The investment objective of this Hotchkis and Wiley Trust portfolio is described below.

Hotchkis and Wiley International VIP Portfolio seeks to provide current income and long term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets and invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential. In investing the Fund, Hotchkis and Wiley follows a value style. This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include:

     - low price-to-earnings ratio relative to the market

     - high dividend yield relative to the market

     - low price-to-book value ratio relative to the market

     - financial strength

Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. The value discipline sometimes prevents investments in stocks that are in well-known indexes, like the S&P 500 or similar foreign indexes.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Hotchkis and Wiley, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, is a division of MLAM. The Hotchkis and Wiley Trust, as part of its operating expenses, pays an investment advisory fee to Hotchkis and Wiley. (See "Charges to Fund Assets".)

THE MERCURY V.I. FUNDS

The Mercury V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Asset Management International Ltd. Class A shares of one of its mutual fund portfolios become available through the Separate

Account on or about July 15, 1999. The investment objective of the Mercury V.I. U.S. Large Cap Fund is described below.

Mercury V.I. U.S. Large Cap Fund's main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund management believes are undervalued or have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in stocks of companies located in Canada.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Mercury Asset Management International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its intermediate parent is Mercury Asset Management Group Ltd. a London-based holding company. The ultimate parent of Mercury Asset Management Group Ltd. is Merrill Lynch & Co., Inc. The Mercury V.I. U.S. Large Cap Fund, as part of its operating expenses, pays an investment advisory fee to Mercury Asset Management International Ltd. (See "Charges to Fund Assets".)

SPECIAL RISKS IN CERTAIN FUNDS

Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on MLAM's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.

Because a substantial portion of the Global Growth Focus Fund's assets may be invested on an international basis, you should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.

In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contracts' federal tax status will not be adversely affected as a result.

For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

For the Hotchkis and Wiley International VIP Portfolio, investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies.

Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, many portfolios should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.

THE OPERATION OF THE FUNDS

Buying and Redeeming Shares. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

Voting Rights. We are the legal owner of all Fund shares held in the Separate Accounts. We have the right to vote on any matter put to vote at the Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts according to instructions we receive from contract owners. Shares attributable to Contracts for which we receive no voting instructions will be voted in the same proportion as shares in the respective investment divisions for which we receive instructions. We will also vote shares not attributable to Contracts in the same proportion as shares in the respective investment divisions for which we received instructions. If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares in our own right, we may do so.

We determine the number of shares attributable to you by dividing your Contract's investment base in an investment division by the net asset value of one share of the corresponding portfolio. We count fractional votes.

Under certain circumstances, state regulatory authorities may require us to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.

We may also disregard instructions to vote for changes in the investment policy or the investment adviser if it disapproves of the proposed changes. We would disapprove a proposed change only if it was:

     - contrary to state law;

     - prohibited by state regulatory authorities; or

     - decided by management that the change would result in overly speculative or unsound investments.

If we disregard voting instructions, we will include a summary of our actions in the next semi-annual report.

Resolving Material Conflicts. Shares of the Series Fund are available for investment by us, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with us or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, the MFS Trust, and the Hotchkis and Wiley Trust are sold to separate accounts of ours, ML Life Insurance Company of New York, and insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans. Shares of the Mercury V.I. Funds are sold to separate accounts of ours, ML Life Insurance Company of New York, and may in the future be sold to insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.

It is possible that differences might arise between our Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from our contract owners and those of the other insurance companies, or for other reasons. We will monitor events to determine how to respond to conflicts. If a conflict occurs, we may need to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, we will take the action we believe necessary to protect you consistent with applicable legal requirements.

Administrative Service Arrangements. MLAM has entered into an agreement with Merrill Lynch Insurance Group, Inc. ("MLIG"), our parent, for administration services for the Series Fund and the Variable Series Funds in connection with the Contracts and other variable life insurance and variable annuity contracts issued by us. Under this agreement, MLAM compensates MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM attributable to variable contracts issued.

AIM has entered into an agreement with us for administrative services for the AIM V.I. Funds in connection with the Contracts. Under this agreement, AIM compensates us in an amount equal to a percentage of the average net assets of the AIM V.I. Funds attributable to the Contracts.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with us for administrative services for the Alliance Fund in connection with the Contracts. Under this agreement, AFD compensates us in an amount equal to a percentage of the average net assets of the Alliance Fund attributable to the Contracts.

MFS has entered into an agreement with MLIG for administrative services for the MFS Trust in connection with the Contracts, certain other contracts issued by us, and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of the MFS Trust attributable to such contracts.

Hotchkis and Wiley has entered into an agreement with MLIG with respect to administrative services for the Hotchkis and Wiley Trust in connection with the Contracts, certain other contracts issued by us, and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, Hotchkis and Wiley pays compensation to MLIG is an amount equal to a portion of the annual gross investment advisory fees paid by the Hotchkis and Wiley International VIP Portfolio to Hotchkis and Wiley attributable to such contracts.

Mercury Asset Management International Ltd. has entered into an agreement with MLIG with respect to administrative services for the Mercury V.I. Funds in connection with the Contracts, certain other contracts issued by us, and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, Mercury Asset Management International Ltd. pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Mercury V.I. U.S. Large Cap Fund to Mercury Asset Management International Ltd. attributable to such contracts.

THE ZERO TRUSTS

The Zero Trusts are intended to provide safety of capital and a competitive yield to maturity. It purchases at a deep discount U.S. Government-backed investments which make no periodic interest payments. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

     - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

     - coupons stripped from U.S. debt obligations; and

     - receipts and certificates for such stripped debt obligations and coupons.

The Zero Trusts currently available are shown below:

                                TARGETED RATE OF RETURN
                                   TO MATURITY AS OF
ZERO TRUST    MATURITY DATE          APRIL 9, 1999
----------    -------------     -----------------------
   2000     February 15, 2000            3.15%
   2001     February 15, 2001            3.37%
   2002     February 15, 2002            3.65%
   2003     August 15, 2003              3.71%
   2004     February 15, 2004            3.82%
   2005     February 15, 2005            3.72%
   2006     February 15, 2006            3.55%
   2007     February 15, 2007            3.72%
   2008     February 15, 2008            4.08%
   2009     February 15, 2009            4.14%
   2010     February 15, 2010            4.31%
   2011     February 15, 2011            4.29%
   2013     February 15, 2013            4.45%
   2014     February 15, 2014            4.58%

An additional Zero Trust maturing on February 15, 2019 becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units we need to sell them to pay benefits and make reallocations. We pay the sponsor a fee for these transactions and are reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts".)

Targeted Rate of Return to Maturity. Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, it is possible to estimate a compound rate of return to maturity for the Zero Trust units. But because the units are held in the Separate Account, the asset charge and the trust charge (described in "Charges to the Separate Account") must be taken into account in estimating a net rate of return for the Separate Account. The net rate of return to maturity for the Separate Account depends on the compound rate of return adjusted for these charges. It does not, however, represent the actual return on a payment that we might receive under the Contract on that date, since it does not reflect the charges for contract loading deducted from payments to the Contract, cost of insurance charges and rider costs, and any net loan cost deducted from a Contract's investment base (described in "Charges Deducted from the Investment Base").

Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of return to maturity for the Zero Trust units and the net rate of return to maturity for the Separate Account will vary correspondingly.

                            FACTS ABOUT THE CONTRACT

WHO MAY BE COVERED

We will issue a Contract on the lives of two insureds so long as the relationship among the applicant and the insureds meets our insurable interest requirements and provided neither insured is over age 85 or under age 20. We will determine the insureds' issue ages using their ages as of their birthdays nearest the contract date. Before we'll issue a Contract, the insureds must meet our medical and other underwriting and insurability requirements.

We assign insureds to underwriting classes in calculating cost of insurance deductions. We may issue Contracts on insureds in standard, non-smoker or preferred non-smoker underwriting classes. We may also issue Contracts on insureds in a "substandard" underwriting class. Individuals in substandard classes have health or lifestyle factors less favorable than the average person. For a discussion of the effect of underwriting classification on cost of insurance deductions, see "Cost of Insurance".

INITIAL PAYMENT

Minimum. To purchase a Contract, you must complete an application and make a payment. We require the payment to put the Contract into effect. In the application, you select the face amount of the Contract. The amount of the minimum initial payment for a Contract depends on the face amount you select, and each insured's issue age, sex, and underwriting class. We won't, however, accept an initial payment for a specified face amount that will provide a guarantee period of less than three months, or that would cause the Contract to fail to qualify under federal tax law as we interpret it. You may make additional payments. (See "Making Additional Payments".)

Coverage. Insurance coverage generally begins on the contract date. This is usually the next business day following receipt of the initial payment at our Service Center. Prior to the contract date we may provide temporary life insurance coverage under a temporary insurance agreement. Under our underwriting rules, in most states, temporary life insurance coverage may not exceed $300,000 and may not last more than 90 days.

Backdating. As provided for under state insurance law you may backdate the Contract to preserve the insureds' ages. However, you can't backdate more than six months before the date the application was completed. We deduct cost of insurance charges and rider costs for the backdated period on the contract date.

Selecting the Initial Face Amount. The minimum initial face amount is $250,000. The maximum face amount that you may specify for a given initial payment is the amount which will provide an initial guarantee period of at least three months. The guarantee period will be shorter for an initial payment amount if you request a larger face amount. The initial face amount will change if you change your death benefit option, reduce the face amount, or take a partial withdrawal.

If we determine that, based on your initial payment and the face amount, your Contract will be a modified endowment contract, we will issue the Contract provided that:

     - you sign a statement acknowledging that the Contract is a modified endowment contract; or

     - you agree either to reduce the initial payment or to increase the face amount to a level where the Contract will not be a modified endowment contract.

For a discussion about the tax consequences of purchasing a modified endowment contract, see "Tax Considerations."

Initial Guarantee Period. We determine the initial guarantee period for a Contract based on the initial payment, face amount and any additional insurance rider face amount. We will adjust the guarantee period when:

     - you make an additional payment;

     - you take a partial withdrawal;

     - you change your death benefit option or reduce your face amount; and

     - you increase or decrease your additional insurance rider face amount.

The guarantee period is the period of time we guarantee that the Contract will remain in force regardless of investment experience unless the loan debt exceeds certain contract values. We base the guarantee period on the guaranteed maximum cost of insurance rates in the Contract, the contract loading and a 4.5% interest assumption. This means that for a given initial payment and face amount different joint insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, older joint insureds will have a shorter guarantee period than younger joint insureds of the same sex and in the same underwriting class.

The maximum guarantee period is until the date the younger insured would reach attained age 100.

ADDITIONAL INSURANCE RIDER

You may purchase additional insurance coverage, payable to the beneficiary when the last surviving insured dies, through an additional insurance rider either when you purchase the Contract or on any contract anniversary before either insured reaches attained age 86. Currently, when you purchase the Contract, the maximum additional insurance rider face amount is three times the face amount of the Contract. The minimum additional insurance rider face amount at any time is $100,000. We will deduct a cost of insurance charge for the rider from your Contract's investment base on each processing date. This rider charge will be based on the same cost of insurance rates as the Contract. (See "Cost of Insurance.") There is no additional contract loading associated with this coverage.

Beginning in contract year 2, you may increase or decrease your additional insurance rider face amount once each year. You must elect any change in the additional insurance rider face amount before the younger insured reaches attained age 86. Any change must be at least $100,000. You must provide evidence of insurability to increase additional rider face amount. The change will take effect on the next contract anniversary following underwriting approval of the change. After the change takes place, we will calculate a new guarantee period using the existing fixed base and the face amount of the Contract plus the new additional insurance rider face amount. If you decrease the additional insurance rider face amount, the guarantee period will increase; and if you increase the additional insurance rider face amount, the guarantee period will decrease. Unless you terminate the rider, we will not allow a decrease in the rider face amount, if the decrease would:

     - cause the resulting face amount to be less than $100,000;

     - cause the resulting guarantee period to extend beyond the date the younger insured would reach attained age 100; or

     - cause the Contract to fail to qualify as life insurance under federal income tax laws as we interpret them.

If you decrease the rider face amount you may cause the Contract to become a modified endowment contract. In such a case, we will not process the decrease until you confirm in writing that you intend to convert the Contract to a modified endowment contract. Increasing or decreasing the additional insurance rider face amount may have adverse tax consequences. You should consult a tax adviser before changing the face amount of the additional insurance rider.

Additional insurance rider coverage terminates on the earlier of:

     - the date the Contract terminates or lapses; or

     - the date the younger insured reaches attained age 100.

RIGHT TO CANCEL ("FREE LOOK" PERIOD)

You may cancel your Contract during the "free look" period by returning it for a refund. Generally, the "free look" period ends the later of ten days after you receive the Contract, 45 days from the date you complete the application, or ten days after we mail or personally deliver the Notice of Withdrawal Right to you. To cancel the Contract during the "free look" period, you must mail or deliver the Contract to our Service Center or to the Financial Consultant who sold it. We will refund your payment without interest. We may require you to wait six months before applying for another contract.

MAKING ADDITIONAL PAYMENTS

After the end of the "free look" period, you may make additional payments so long as one of the insureds is living. Additional payments must be at least $100. If an additional payment would cause the Contract to become a modified endowment contract we will return the portion of the additional payment beyond the amount necessary to extend the guarantee period to the date the younger insured would reach attained age 100, unless you confirm in writing that you intend to convert the Contract to a modified endowment contract. We will also return any additional payment which would cause the Contract to fail to qualify as life insurance under federal tax laws as we interpret them.

You may elect to make additional payments annually, semiannually or quarterly. You may also make payments on a monthly basis if you authorize us to withdraw the payment from your CMA* account. If you have the CMA Insurance Service, additional payments may be withdrawn automatically from your CMA account and transferred to your Contract. The withdrawals will continue under the plan specified until we are notified otherwise. For additional payments not withdrawn from a CMA account, we will send you reminder notices.

EFFECT OF ADDITIONAL PAYMENTS

Generally, we accept any additional payment the day we receive it. On the date we accept an additional payment we will:

          - increase the Contract's investment base by the amount of the payment minus any applicable contract loading;

          - reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount"); and

          - increase the fixed base by the amount of the payment less applicable contract loading.

As of the processing date on or next following receipt and acceptance of an additional payment, we will increase the guarantee period if the guarantee period before the additional payment does not extend beyond the date the younger insured would reach attained age 100.

We will determine the increase in the guarantee period by taking the immediate increase in the cash value resulting from the additional payment and adding interest at the annual rate of 4.5% for the period from when we receive and accept the payment to the contract processing date on or next following such date. This is the guarantee adjustment amount. We add the guarantee adjustment amount to the fixed base and we use the resulting new fixed base to calculate a new guarantee period.

The amount of the increase in the guarantee period will depend on the amount of the additional payment and the contract year in which we receive and accept it.

---------------
* Cash Management Account and CMA are registered trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

If we have applied any excess sales load to keep the Contract in force, we will first apply an additional payment (less contract loading) to recover such excess sales load. We will next apply an additional payment as a loan repayment, if there is any loan debt. We will apply any excess as an additional payment.

The Examples below show the effect of additional payments. Example 1 shows the effect on the guarantee period of a $42,132 additional payment at the beginning of contract year ten. Example 2 shows the effect of a $84,264 additional payment at the beginning of contract year ten. Example 3 shows the effect of a $42,132 additional payment at the beginning of contract year 15. All three examples assume that death benefit option 1 has been elected, that annual payments of $42,132 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                     FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF $42,132
                           FACE AMOUNT: $1.5 MILLION
                      INITIAL GUARANTEE PERIOD: 7.50 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                           EXAMPLE 1
---------------------------------------------------------------
                         ADDITIONAL              INCREASE IN
CONTRACT YEAR             PAYMENT              GUARANTEE PERIOD
-------------            ----------            ----------------
     10                   $42,132                    1 year

                           EXAMPLE 2
---------------------------------------------------------------
                         ADDITIONAL               ADDITIONAL
CONTRACT YEAR             PAYMENT                  PAYMENT
-------------            ----------            ----------------
     10                   $84,264                   2 Years

                           EXAMPLE 3
---------------------------------------------------------------
                         ADDITIONAL               ADDITIONAL
CONTRACT YEAR             PAYMENT                  PAYMENT
-------------            ----------            ----------------
     15                   $42,132                 .75 years

INVESTMENT BASE

A Contract's investment base is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment minus contract loading and cost of insurance charges and rider costs. We adjust the investment base daily to reflect the investment performance of the investment divisions you've selected. (See "Net Rate of Return for an Investment Division".) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account".)

Partial withdrawals, loans and deductions for cost of insurance, rider costs, and net loan costs decrease the investment base. (See "Charges Deducted from the Investment Base", "Partial Withdrawals", and "Loans".) Loan repayments and additional payments increase it. You may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If you don't make an election, we will allocate increases and decreases proportionately to your investment base in the investment divisions selected.

Initial Investment Allocation and Preallocation. Generally, during the first 14 days following the in force date, the initial payment minus contract loading will remain in the division investing in the Money Reserve Portfolio. Afterward, we'll reallocate the investment base to the investment divisions you've selected. You may invest in up to five of the investment divisions.

Changing the Allocation. Currently, you may change investment allocations as often as you wish. However, we may charge up to $25 for each change in excess of six each year. To change your investment base allocation, call or write our Service Center. (See "Some Administrative Procedures".) A dollar cost averaging feature may also be available. (See "Dollar Cost Averaging".)

Zero Trust Allocations. If your investment base is in any of the Zero Trusts, we'll notify you 30 days before that Trust matures. Tell us in writing at least seven days before the maturity date how to reinvest the proceeds. If you don't tell us, we'll move the proceeds to the investment division investing in the Money Reserve Portfolio. Units of a specific Zero Trust may no longer be available when we receive a request for allocation.. Should this occur, we'll attempt to notify you immediately so that you can change the request.

Allocation to the Division Investing in the Natural Resources Portfolio. We reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We may use proceeds from any charges, including the mortality and expense risk charge, in part to cover distribution expenses.

We deduct these charges pro-rata from the investment base on processing dates. (See "Charges Deducted from the Investment Base".) We deduct a contract load from each payment you make. (See "Contract Loading".) We also deduct certain charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. (See "Charges to the Separate Account".) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Charges to Fund Assets".)

CHARGES DEDUCTED FROM THE INVESTMENT BASE

Cost of Insurance. We deduct a cost of insurance charge from the investment base on the contract date and each processing date thereafter before the date the younger insured would reach attained age 100. This charge compensates us for the cost of providing life insurance coverage on the insureds. It is based on each insured's underwriting class, sex and attained age, and the Contract's net amount at risk.

To determine the cost of insurance, we multiply the current cost of insurance rate by the Contract's net amount at risk. The net amount at risk is the difference, as of a processing date, between the death benefit (adjusted for interest at an annual rate of 4.5%) and the cash value, but before the deduction for cost of insurance.

Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates. For all insureds, current cost of insurance rates are lower for insureds in a preferred non-smoker underwriting class than for insureds of the same age in a non-smoker underwriting class; and are lower for insureds in a non-smoker underwriting class than for insureds of the same age and sex in a standard underwriting class.

We guarantee that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates (except those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (CSO Table). We may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the 1980 CSO Table. Any change in the current cost of insurance rates will apply to all insureds of the same age, sex and underwriting class whose Contracts have been in force for the same length of time.

Net Loan Cost.  The net loan cost is explained under "Loans".

Rider Charges. We deduct rider charges on the contract date and on each processing date thereafter. These charges are explained under "Additional Insurance Rider."

CONTRACT LOADING

We deduct contract loading from each payment you make. The contract loading equals 50% of each payment you make until you make cumulative payments equaling two base premiums, and 5% of each payment thereafter. This charge consists of a sales load, a charge for federal taxes and a state and local premium tax charge.

The sales load is equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter. It compensates us for sales expenses and the costs for underwriting and issuing the Contract. We may reduce the sales load in certain group or sponsored arrangements.

The charge for federal taxes is equal to 1.25% of each payment.

The state and local premium tax charge is equal to 2.5% of each payment.

Excess Sales Load. The excess sales load equals any sales load we deduct from the first two base premiums in excess of:

     - 30% of premium amounts paid up to an amount equal to the first base premium; and

     - 10% of additional premium amounts paid up to an amount equal to the second base premium.

We calculate and apply the excess sales load in the following situations only in the first 24 contract months:

     - We refund it to you if you surrender the Contract or the Contract lapses, except to the extent that we have previously applied it to keep the Contract in force.

     - We add it to the cash value to keep the Contract in force if loan debt exceeds the larger of (i) cash value plus any excess sales load we have not previously applied to keep the Contract in force and (ii) the fixed base.

     - We add it to the cash value to determine the variable insurance amount.

If certain Contract changes resulting in a reduction in face amount occur before the end of the first two policy years, we may adjust the amount of excess sales load under a Contract.

CHARGES TO THE SEPARATE ACCOUNT

Each day we deduct a mortality and expense risk charge from each division of the Separate Account. The total amount of this charge is .90% annually at the beginning of the year. Of this amount, .75% is for

     - the risk we assume that insureds as a group will live for a shorter time than actuarial tables predict. As a result, we would be paying more in death benefits than planned; and

     - the risk we assume that it will cost us more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for

     - the risks we assume for potentially unfavorable investment results. One risk is that the Contract's cash value cannot cover the charges due during the guarantee period.

If the asset charge is not enough to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, the excess will be added to our profit and may be used to finance distribution expenses. We cannot increase the total charge.

Charges to Divisions Investing in the Zero Trusts. We assess a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses us for the transaction charge paid to MLPF&S when units are sold to the Separate Account. The trust charge is currently equivalent to .34% annually at the beginning of the year. We may increase it, but it won't exceed
 .50% annually at the beginning of the year. The charge is based on cost with no expected profit.

Tax Charges. We have the right under the Contract to impose a charge against Separate Account assets for its taxes, if any. We don't currently impose such a charge, but we may in the future. Also, see "Contract Loading" above for a discussion of tax charges included in contract load.

CHARGES TO FUND ASSETS

Charges to Series Fund Assets. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:

     - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;

     - .45% of the next $50 million of such assets;

     - .40% of the next $100 million of such assets;

     - .35% of the next $400 million of such assets; and

     - .30% of such assets over $800 million.

We have agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets. We have also agreed to reimburse MLAM for any amounts it pays under the investment advisory agreement, as described below. These reimbursement obligations will remain in effect so long as the advisory agreement remains in effect and cannot be amended or terminated without Series Fund approval.

Charges to Variable Series Funds Assets. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM at an annual rate of the average daily net assets of each portfolio. The fee for each is shown as follows:

              PORTFOLIO NAME                ADVISORY FEE
              --------------                ------------
Basic Value Focus Fund                          .60%
Global Bond Focus Fund                          .60%
Global Utility Focus Fund                       .60%
Index 500 Fund                                  .30%
International Equity Focus Fund                 .75%
Develop Capital Markets Focus Fund             1.00%
Special Value Focus Fund                        .75%
Capital Focus Fund                              .60%
Global Growth Focus Fund                        .75%

MLAM and Merrill Lynch Life Agency, Inc. have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each fund in a given year to 1.25% of its average daily net assets. These reimbursement agreements provide that any such expenses greater than 1.25% of average daily net assets will be reimbursed to the fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.

Charges to AIM V.I. Funds Assets. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM at an annual rate of .65% of the first $250 million of each fund's average daily net assets and .60% of each fund's average daily net assets in excess of $250 million.

Effective May 1, 1998, the AIM V.I. Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently the fee only applies to the average net asset value of each fund in excess of the net asset value of each fund as calculated on April 30, 1998.

Charges to Alliance Fund Assets. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance at an annual rate of 1.00% of each of the Alliance Premier Growth Portfolio's and the Alliance Quasar Portfolio's average daily net assets.

Charges to MFS Trust Assets. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS at an annual rate of .75% of the average daily net assets of each of the MFS Emerging Growth Series and MFS Research Series.

Charges to Hotchkis and Wiley Trust Assets. The Hotchkis and Wiley Trust incurs operating expenses and pays a monthly advisory fee to Hotchkis and Wiley at an annual rate of .75% of the average daily net assets of the Hotchkis and Wiley International VIP Portfolio.

Charges to Mercury V.I. Funds Assets. The Mercury V.I. Funds incurs operating expenses and pays a monthly advisory fee to Mercury Asset Management International Ltd. at an annual rate of .65% of the average daily net assets of the Mercury V.I. U.S. Large Cap Fund.

Mercury Asset Management International Ltd. has agreed to limit the operating expenses paid by the Mercury V.I. U.S. Large Cap Fund for one year to 1.25% of its average daily net assets.

GUARANTEE PERIOD

Subject to certain conditions, we guarantee that regardless of investment performance the Contract will stay in effect for the guarantee period. Additional payments, partial withdrawals, changes in death benefit options, reductions of face amount, and increases and decreases in the face amount of the additional insurance rider may affect the guarantee period. We won't cancel the Contract during the guarantee period unless any loan debt exceeds certain contract values. We hold a reserve in our general account to support this guarantee. The guarantee period never extends beyond the date the younger insured reaches attained age 100.

When the Guarantee Period Does Not Extend to the Date the Younger Insured Would Reach Attained Age 100. After the end of the guarantee period, we may cancel the Contract if the net cash surrender value (plus certain excess sales load during the first 24 policy months) on a processing date is insufficient to cover charges due on that date.

We will notify you before canceling the Contract. You will then have 61 days to pay an amount, after deducting contract loading, which equals at least three times the charges that were due (and not deducted) on the processing date when we determined the cash value to be insufficient, plus any excess sales load we previously applied to keep the Contract in force. If you pay this amount, we will deduct the charges due and apply the balance to the investment base. If we haven't received the required payment by the end of this grace period, we'll cancel the Contract.

At that time we will deduct any charges for cost of insurance and rider costs for the grace period, and refund any unearned charges or cost of insurance, rider costs, and any excess sales load not used to keep the Contract in force.

Automatic Adjustment. On any contract anniversary, if the cash value is greater than the fixed base necessary to cause the guarantee period to extend until the younger insured's attained age 100, we will extend the guarantee period to the younger insured's attained age 100.

Reinstatement. Subject to state regulation, if we cancel a Contract, it may be reinstated prior to the date the younger insured reaches attained age 100 and while both insureds are still living if:

     - You request the reinstatement within three years after the end of the grace period;

     - We receive satisfactory evidence of insurability; and

     - You pay the reinstatement payment. The reinstatement payment is the minimum payment for which we would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insureds' attained ages and underwriting classes as of the effective date of the reinstated Contract.

The effective date of a reinstated contract is the processing date on or next following the date the reinstatement application is approved. Thus, if the insured dies before the effective date of the reinstated Contract, we won't pay a death benefit.

CASH VALUE

Because investment results vary daily, we don't guarantee any minimum cash value. On any date the cash value equals:

     - the Contract's investment base on that date;

     - plus loan debt;

     - plus unearned charges for cost of insurance and rider costs

     - minus any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).

Canceling to Receive Net Cash Surrender Value. A contract owner may cancel the Contract at any time while either insured is living to receive the net cash surrender value in a lump sum or under an income plan. We will determine the net cash surrender value as of the date we receive your written request at our Service Center. If the Contract is cancelled during the first 24 contract months, any excess sales load not used to keep the Contract in force will also be paid to you. You must make the request in writing in a form satisfactory to us. All rights to death benefits will end on the date you send the written request to us. Canceling the Contract may have tax consequences. See "Tax Considerations."

PARTIAL WITHDRAWALS

Currently, beginning in the second Contract year and before the date the younger insured would reach attained age 100, and subject to state regulation, you may make partial withdrawals by submitting a request in a form satisfactory to us.

     - You may make one partial withdrawal each contract year.

     - The amount of any partial withdrawal may not exceed 90% of the Contract's cash value less any loan debt.

     - The effective date of the withdrawal is the valuation date our Service Center receives a withdrawal request.

     - The minimum amount for each partial withdrawal is $1,000.

     - Following a partial withdrawal, the remaining cash value minus loan debt must be at least $5,000 and the remaining face amount must be at least $250,000.

     - A partial withdrawal may not be repaid.

We will not permit a partial withdrawal if after the withdrawal:

     - the guarantee period would extend beyond the date the younger insured would reach attained age 100; or

     - the Contract would not qualify as life insurance under federal tax law.

If the partial withdrawal would cause the Contract to become a modified endowment contract, we will delay processing the withdrawal until you confirm in writing your intention to convert the Contract to a modified endowment contract.

A partial withdrawal may have tax consequences. See "Tax Considerations."

Effect on Variable Insurance Amount, Investment Base, Cash Value, Fixed Base, and Face Amount. As of the effective date of the withdrawal, we reduce the investment base, cash value, and fixed base by the amount of the partial withdrawal. If you choose death benefit option 1, we will reduce the face amount of the Contract by the amount of the partial withdrawal. Unless you tell us differently, we allocate this reduction proportionately to the investment base in your investment divisions. In addition, we reduce the variable insurance amount by the amount of the withdrawal multiplied by the cash value corridor factor. (See "Cash Value Corridor Factor".)

Effect on Guaranteed Period. As of the processing date on or next following a partial withdrawal, we calculate a new guarantee period. We do this by taking the immediate decrease in cash value resulting from the partial withdrawal and adding to that amount interest at an annual rate of 4.5% for the period from the date of withdrawal to the contract processing date on or next following such date. This is the guarantee adjustment amount. We subtract the guarantee adjustment amount from the fixed base and use the new fixed base to calculate a new guarantee period.

The examples below show the effect of partial withdrawals. The amount of the reduction in the face amount will depend on the amount of the partial withdrawal, the face amount at the time of the withdrawal and the contract year in which the withdrawal is made. Larger withdrawals result in larger reductions in the guarantee period. The same partial withdrawal made at the same time from Contracts with the same guarantee periods but with different face amounts would result in a greater reduction in the guarantee period for the Contract with the smaller face amount.

Examples 1 and 2 show the effect on the guarantee period of partial withdrawals for $30,000 and $60,000 taken at the beginning of contract year five. Example 3 shows the effect on the guarantee period of a $60,000 partial withdrawal taken at the beginning of contract year ten. All three examples assume that death benefit option 1 has been elected, that annual payments of $42,132 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                     FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF $42,132
                           FACE AMOUNT: $1.5 MILLION
                      INITIAL GUARANTEE PERIOD: 7.50 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                           EXAMPLE 1
---------------------------------------------------------------
                          PARTIAL                DECREASE IN
CONTRACT YEAR            WITHDRAWAL            GUARANTEE PERIOD
-------------            ----------            ----------------
      5                   $30,000                 1.25 years
                           EXAMPLE 2
---------------------------------------------------------------
                          PARTIAL                DECREASE IN
CONTRACT YEAR            WITHDRAWAL            GUARANTEE PERIOD
-------------            ----------            ----------------
      5                   $60,000                    3 years
                           EXAMPLE 3
---------------------------------------------------------------
                          PARTIAL                DECREASE IN
CONTRACT YEAR            WITHDRAWAL            GUARANTEE PERIOD
-------------            ----------            ----------------
     10                   $60,000                     1 year

LOANS

Any time after the "free look" period and before the date the younger insured would reach attained age 100, you may use the Contract as collateral to borrow funds from us. The minimum loan is $1,000. Preferred loans are available beginning on the later of the tenth contract anniversary or the date the younger insured would reach attained age 55. See "Net Loan Cost." You may repay all or part of the loan debt any time during either insured's lifetime. Each repayment must be for at least $1,000 or the amount of the loan debt, if less. Certain states won't permit a minimum amount that can be borrowed or repaid. If we previously applied any excess sales load to keep the Contract in force, we will first apply any loan repayment to repay such excess sales load. Loans may have tax consequences. See "Tax Considerations."

When you take a loan, we transfer from your investment base the amount of the loan and hold it as collateral in our general account. When a loan repayment is made, we transfer the amount of the repayment from the general account to the investment divisions. You may select the divisions you want to borrow from, and the divisions you want to repay (including interest payments). If you don't specify, we'll take the borrowed amounts proportionately from and make repayments proportionately to your investment base as then allocated to the investment divisions.

If you have the CMA Insurance Service, you can transfer loans and loan repayments to and from your CMA account.

Effect on Death Benefit and Cash Value. Whether or not you repay a loan, taking a loan will have a permanent effect on a Contract's cash value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash value will be lower, as may be the death benefit. In that case, the lower cash value may cause the Contract to lapse sooner than if no loan had been taken.

Loan Value. The loan value of a Contract equals 90% of its cash value. The sum of all outstanding loan amounts plus accrued interest is called loan debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the loan debt.

Once available, we calculate the preferred loan value on each contract anniversary. The preferred loan value for the contract year is equal to 12% of the cash value minus existing loan debt on the contract anniversary. This amount is available each contract year. We apply it first to convert any existing loan debt to preferred loan status and then make it available for new loans.

Interest. While loan debt remains unpaid, we may charge interest at a maximum rate of 6% annually, subject to state regulation. Currently, we charge interest at 5.25% annually. Interest accrues each day and payments are due at the end of each contract year. IF YOU DON'T PAY THE INTEREST WHEN DUE, WE ADD IT TO THE UNPAID LOAN AMOUNT. Loan debt is considered part of cash value used to calculate gain.

The amount held in our general account as collateral for a loan earns interest at a minimum of 4% annually. Currently the preferred loan collateral amount earns interest at an annual rate of 5.25%. The loan collateral amount in excess of the preferred loan collateral amount currently earns interest at an annual rate of 4.50%.

Net Loan Cost. In addition to the loan interest we charge, on each contract anniversary we reduce the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account). Since the interest charged on preferred loans is 5.25% and the preferred loan collateral amount earns interest at an annual rate of 5.25%, the current net loan cost on preferred loan amounts is zero. Since the interest charged on loans in excess of the preferred loan amount is 5.25%, and the loan collateral amount in excess of the preferred loan collateral amount earns interest at an annual rate of 4.50%, the current net loan cost on such loans is .75%. We take the net loan cost into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.

Cancellation Due to Excess Loan Debt.  If the loan debt exceeds the larger of
(i) the cash value (plus excess sales load during the first 24 policy months) and less charges due on that date and (iii) the fixed base on a processing date, INCLUDING A PROCESSING DATE DURING THE GUARANTEE PERIOD, we will cancel the Contract 61 days after we mail a notice of intent to terminate the Contract to you unless we have received at least the minimum repayment amount specified in the notice. Upon termination, we will deduct any cost of insurance charges and rider costs that may be applicable to the 61-day period and refund any unearned cost of insurance charges, rider costs, and any excess sales load that we did not previously apply to keep the Contract in force. If the Contract lapses with a loan outstanding, you may have adverse tax consequences. (See "Tax Considerations -- Contract Loans".)

REDUCING THE FACE AMOUNT

Beginning in contract year four and after two base premiums have been paid, and so long as neither insured has reached attained age 86, you may reduce the face amount once each contract year. The effective date of the change will be the contract anniversary next following the date we approve the change. The minimum amount for each face amount reduction is $100,000. We will not permit a reduction in face amount if:

          - it would result in a face amount of less than $250,000 or a guarantee period extending beyond the date the younger insured would reach attained age 100; or

          - after the reduction, the Contract would fail to qualify as life insurance under federal tax laws as we interpret them.

As of the effective date of a face amount reduction, we calculate a new guarantee period using the new face amount (plus the additional insurance rider face amount) and the fixed base on that date.

The amount of the increase in the guarantee period will depend on the amount of the reduction in face amount, the face amount at the time of the reduction and the contract year in which it is effective. The larger the reduction, the larger the increase in the guarantee period.

A face amount reduction may cause a Contract to convert into a modified endowment contract. In such a case, we will not process the reduction until you confirm in writing your intent to convert the Contract.

Example 1 shows the effect on the guarantee period of a $100,000 reduction in face amount effective at the beginning of contract year ten. Example 2 shows the effect on the guarantee period of a $200,000 reduction in face amount effective at the beginning of contract year ten. Example 3 shows the effect on the guarantee period of a $200,000 reduction in face amount effective at the beginning of contract year fifteen. All three examples assume that death benefit option 1 has been elected, that annual payments have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                     FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF $42,132
                           FACE AMOUNT: $1.5 MILLION
                      INITIAL GUARANTEE PERIOD: 7.5 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                       EXAMPLE 1
--------------------------------------------------------
                     FACE AMOUNT          INCREASE IN
CONTRACT YEAR         REDUCTION         GUARANTEE PERIOD
-------------        -----------        ----------------
     10            $      100,000           .75 years

                       EXAMPLE 2
--------------------------------------------------------
                     FACE AMOUNT          INCREASE IN
CONTRACT YEAR         REDUCTION         GUARANTEE PERIOD
-------------        -----------        ----------------
     10            $      200,000           1.5 years

                       EXAMPLE 3
--------------------------------------------------------
                     FACE AMOUNT          INCREASE IN
CONTRACT YEAR         REDUCTION         GUARANTEE PERIOD
-------------   ---------------------   ----------------
     15            $      200,000          1.75 years

DEATH BENEFIT PROCEEDS

We will pay the death benefit proceeds to the beneficiary when we receive all information needed to process the payment, including due proof of the last surviving insured's death. We must receive proof of death of both insureds. We will not pay a death benefit at the first death. When we first receive reliable notification of the last surviving insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

If one of the insureds should die within two years from the Contract's issue date, within two years from the effective date of any requested change in the death benefit option requiring evidence of insurability, or within two years of an increase in the additional insurance rider face amount, you should promptly send due proof of the insured's death to our Service Center since we may pay only a limited benefit or contest the Contract. (See "Incontestability" and "Payment in Case of Suicide".)

Amount of Death Benefit Proceeds. The death benefit proceeds depend on the death benefit option you choose.

     - Under option 1, the death benefit equals the larger of the face amount or the variable insurance amount.

     - Under option 2, the death benefit equals the larger of the face amount plus the cash value or the variable insurance amount.

TO DETERMINE THE DEATH BENEFIT PROCEEDS, WE WILL SUBTRACT ANY LOAN DEBT FROM THE DEATH BENEFIT AND ADD ANY RIDER BENEFITS PAYABLE.

The values used in calculating the death benefit proceeds are as of the date of death. If the insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately before the grace period minus any overdue charges. (See "Guarantee Period".)

If the last surviving insured dies after the insured reaches attained age 100, we will pay the beneficiary the post-100 death benefit proceeds.

Variable Insurance Amount. We determine the variable insurance amount daily by multiplying the cash value (plus excess sales load during the first 24 months after we issue the Contract) by the cash value corridor factor.

                           CASH VALUE CORRIDOR FACTOR

We use the cash value corridor factor to determine the amount of death benefit purchased by $1.00 of cash value. It is based on the younger insured's attained age on the date of calculation. It decreases daily as the younger insured's age increases. As a result, the variable insurance amount as a multiple of the cash value will decrease over time. Your contract contains a table of factors as of each anniversary.

               Table of Illustrative Cash Value Corridor Factors
                                on Anniversaries

  ATTAINED AGE     FEMALE
  ------------    --------
  40 and under      250%
       45           215%
       55           150%
       65           120%
     75-90          105%
  95 and over       100%

Changing the Death Benefit Option. On each contract anniversary beginning with the first and so long as neither insured has reached attained age 86, you may change the death benefit option. The effective date of the change will be the contract anniversary next following the date we approve the change. We will change the face amount to keep the death benefit constant on the effective date of the change. Therefore, if you change from option 1 to option 2, we will decrease the face amount of the Contract by the cash value on the date of the change. We will not permit a change in the death benefit option if it would result in a face amount of less than $250,000 or if the resulting guarantee period would extend beyond the date the younger insured would reach attained age
100. If the change is from option 2 to option 1, we will increase the face amount of the Contract by the cash value on the date of the change.

As of the effective date of a change in the death benefit option that results in a change in the face amount, we calculate a new guarantee period using the new face amount (plus the additional insurance rider face amount) and the fixed base on that date.

A change in the death benefit option may cause the Contract to convert into a modified endowment contract. In such a case, we will not process the change until you confirm in writing that you wish to convert the Contract. A change in the death benefit option may also have other adverse tax consequences. You should consult a tax adviser before changing the Contract's death benefit option.

If you request a change from option 1 to option 2, we will require you to provide evidence of insurability. We will not permit a change in death benefit options if after the change the Contract would fail to qualify as life insurance under federal tax laws as we interpret them.

Example 1 below shows the effect on the face amount of a change from option 1 to option 2 and Example 2 shows the effect on the face amount of a change from option 2 to option 1. The face amount before each change is $500,000.

                                   EXAMPLE 1
          ------------------------------------------------------------
                              Before Option Change
                     Death Benefit under Option 1: $500,000
                             Face Amount: $500,000
                              Cash Value: $40,000

                              After Option Change
                     Death Benefit under Option 2: $500,000
                             Face Amount: $460,000
                               Cash Value: 40,000

                                   EXAMPLE 2
          ------------------------------------------------------------
                              Before Option Change
                     Death Benefit under Option 2: $540,000
                             Face Amount: $500,000
                              Cash Value: $40,000

                              After Option Change
                     Death Benefit under Option 1: $540,000
                             Face Amount: $540,000
                               Cash Value: 40,000

Post-100 Death Benefit Proceeds. The death benefit proceeds at and after the date the younger insured would reach attained age 100 depend on the death benefit option in effect on the date of death.

If option 1 is in effect, we calculate the post-100 death benefit based on the cash value and the adjusted face amount where:

     - the adjusted face amount equals the lesser of:

          (1) the face amount when the younger insured would reach attained age 100, and

          (2) the cash value as of the date of death plus the net amount at risk when the younger insured would reach attained age 100.

     - the net amount at risk when the younger insured would reach attained age 100 equals the face amount when the younger insured would reach attained age 100 less the cash value at that time.

     - the death benefit equals the greater of:

          (1) the cash value as of the date of death, and

          (2) the adjusted face amount.

If option 2 is in effect, the post-100 death benefit equals the face amount when the younger insured would reach attained age 100 plus the cash value as of the date of death.

To determine post-100 death benefit proceeds under either option, we will subtract any loan debt from the death benefit.

Benefits at the Date the Younger Insured Would Reach Attained Age 100. When the younger insured would reach attained age 100, any guarantee period ends. Cash value will continue to increase or decrease depending on the investment experience of the investment divisions to which you allocated your Contract's investment base. Upon the death of the last surviving insured, we will pay the beneficiary the post-100 death benefit proceeds.

When the younger insured would reach attained age 100:

     - We will no longer deduct cost of insurance charges.

     - We will continue to accept loan repayments.

     - We will continue to deduct net loan cost.

     - We will not permit additional payments, partial withdrawals or additional loans.

     - Loan interest will continue to accrue.

     - Additional insurance rider coverage terminates.

The tax consequences of continuing the Contract beyond the 100(th) birthday of the younger insured are uncertain. You should consult a tax advisor as to those consequences.

PAYMENT OF DEATH BENEFIT PROCEEDS

We will generally pay the death benefit proceeds to the beneficiary within seven days after our Service Center receives all the information needed to process the payment. We may delay payment, however, if we are contesting the Contract or under the circumstances described in "Using the Contract" and "Other Contract Provisions". If a delay is necessary and death of the last surviving insured occurs prior to the end of the guarantee period, we may delay payment of any excess of the death benefit over the face amount. After the guarantee period has expired, we may delay payment of the entire death benefit.

We will add interest from the date of the last surviving insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described below.

ACCELERATED BENEFIT RIDER

In the future, we may offer an Accelerated Benefit Rider you could add to the Contract when we issue it. If this rider is offered, we expect to permit you to receive, upon request and subject to our approval, accelerated payment of part of the Contract's death benefit, adjusted to reflect current value, if the last surviving insured develops a non-correctable illness or physical condition which with reasonable medical certainty is expected to result in his or her death within 12 months. We may charge for the administration of an Accelerated Benefit Rider.

We expect that for federal income tax purposes, accelerated benefit payments under any Accelerated Benefit rider we may offer should be fully excludable from the gross income of the beneficiary, as long as he or she is the insured under the Contract. You should consult a tax advisor before adding the rider or requesting an accelerated benefit payment under it.

DOLLAR COST AVERAGING

What Is It? Once the feature is approved and is available in your state, the Contract will offer an optional transfer feature called Dollar Cost Averaging ("DCA"). Contact the Service Center about availability. This feature allows you to make automatic monthly transfers from the Money Reserve Portfolio to up to four other investment divisions depending on your current allocation of investment base. The DCA program will terminate and no transfers will be made if transfers under DCA would cause you to be invested in more than 5 divisions.

The DCA feature is intended to reduce the effect of short-term price fluctuations on investment cost. Since the same dollar amount is transferred to selected divisions each month, more units of a division are purchased when their value is low and fewer units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.

Once available, you can choose the DCA feature any time. Once you start using it, you must continue it for at least three months. You can select a duration in months for the DCA program. If you do not choose a duration we will make reallocations at monthly intervals until the balance in the Money Reserve Portfolio is zero. While the DCA program is in place any amount in the Money Reserve Portfolio is available for transfer.

Minimum Amounts To elect DCA, you need to have a minimum amount in the Money Reserve Portfolio. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. If you do not select a duration we determine the minimum amount required by multiplying your monthly transfer amount by 3 months. You must specify at least $100 for transfer each month. Allocations may be made in specific whole dollar amounts or in percentage increments of 1%. We reserve the right to change these minimums.

Should the amount in your Money Reserve Portfolio be less than the selected monthly transfer amount, we'll notify you that you need to put more money in the Money Reserve Portfolio to continue DCA. If you do not specify a duration or the specified duration has not been reached and the amount in the Money Reserve Portfolio is less than the monthly transfer amount, the entire amount will be transferred. Transfers are made based on your selected DCA percentage allocations or are made pro-rata based on your specified DCA transfer amounts.

When Do We Make DCA Transfers? We'll make the first DCA transfer on the first monthiversary date after the later of the date our Service Center receives your election or fourteen days after the in force date. We'll make additional DCA transfers on each subsequent monthiversary. We don't charge for DCA transfers. These transfers are in addition to reallocations permitted under the Contract.

RIGHT TO CONVERT CONTRACT

You may convert the Contract to a joint and last survivor contract with benefits that do not vary with the investment results of a separate account. Once you exercise this right, we will not allocate the investment base and additional payments to the Separate Account. You must submit your request to convert in writing within 24 months after the issue date of your Contract provided one of the insureds is still living. You will not have to provide evidence of insurability.

We will convert your Contract by adding an endorsement to it and by transferring, without charge, the investment base in the Separate Account to the guaranteed interest division. Assets in the guaranteed interest division are held in our general account. The investment base and any additional payments will remain in the guaranteed interest division, and we will credit them with interest at a rate we declare. Once we declare an interest rate, it will remain in effect for at least one year. After conversion, your Contract will no longer be subject to Separate Account charges. For a discussion of the tax consequences of converting the Contract, see "Tax Consequences."

INCOME PLANS

We offer several income plans to provide for payment of the death benefit proceeds to the beneficiary. Payments under these plans do not depend on the investment results of a separate account. You may choose one or more income plans at any time during the insureds' lifetime. If you haven't selected a plan when the last surviving insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to one or more of the plans. In addition, if you cancel the Contract, you may also choose one or more income plans for payment of the proceeds.

We need to approve any plan where any income payment would be less than $100.

Income plans include:

     - Annuity Plan. An amount can be used to purchase a single premium immediate annuity.

     - Interest Payment. You can leave amounts with us to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semi-annually, quarterly or monthly.

     - Income for a Fixed Period. We make payments in equal installments for up to a fixed number of years.

     - Income for Life. We make payments in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

     - Income of a Fixed Amount. We make payments in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.

     - Joint Life Income. We make payments in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, full payments are made. If one dies, payments of at least two-thirds of the full amount are made. Payments end completely when both named persons die.

UNDER THE INCOME FOR LIFE AND JOINT LIFE INCOME OPTIONS, OUR CONTRACTUAL OBLIGATION MAY BE SATISFIED WITH ONLY ONE PAYMENT IF AFTERWARD THE NAMED PERSON OR PERSONS DIES. IN ADDITION, ONCE IN EFFECT, SOME OF THE INCOME PLANS MAY NOT PROVIDE ANY SURRENDER RIGHTS.

REPORTS TO CONTRACT OWNERS

After the end of each processing period, we will send you a statement showing the allocation of your investment base, death benefit, cash value, any loan debt and, if there has been a change, new face amount, guarantee period and the additional insurance rider face amount. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by your state.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division".)

We will also send you an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

CMA Account Reporting. If you have a Merrill Lynch Cash Management Account(R), you may elect to have your contract linked electronically to your CMA account. We call this the CMA Insurance Service. With this service, you will have certain Contract information included as part of your regular monthly CMA account statement. It will list the investment base allocation, death benefit, net cash surrender value, loan debt and any CMA account activity affecting the Contract during the month.

                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

Ownership. The contract owner is one of the insureds, unless someone other than the insured has been named as the owner in the application. The contract owner has all rights and options described in the Contract.

If you are not an insured, you may want to name a contingent owner. If you die before the last surviving insured, the contingent owner will own your interest in the contract and have all your rights. If you don't name a contingent owner and you die before the last surviving insured, your estate will then own your interest in the Contract upon your death.

If there is more than one contract owner, we will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. We may require completion of additional forms. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by phone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.

Changing the Owner. During either insured's lifetime, you have the right to transfer ownership of the Contract. However, if you've named an irrevocable beneficiary, that person will need to consent. The new owner will have all rights and options described in the Contract. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change. Changing the owner may have tax consequences. You should consult a tax adviser before changing the Contract's owner.

Assigning the Contract as Collateral. You may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

For a discussion of the tax issues associated with a collateral assignment, see "Tax Considerations".

Naming Beneficiaries. We will pay the primary beneficiary the death benefit proceeds of the Contract on the last surviving insured's death. If the primary beneficiary has died before the last surviving insured, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the last surviving insured's estate.

You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during either insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when certain contract rights and options are exercised. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

When We Make Payments. We generally pay death benefit proceeds, partial withdrawals, loans and net cash surrender value within seven days after our Service Center receives all the information needed to process the payment. However, we may delay payment if it isn't practical for us to value or dispose of Trust units or Fund shares because:

     - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

     - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or

     - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or

     - the Securities and Exchange Commission by order so permits for the protection of contract owners.

SOME ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate the procedures described below. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions. These include reallocations, loans and partial withdrawals.

Personal Identification Number. We will send you a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests.

Reallocating the Investment Base. Contract owners can reallocate their investment base either in writing or by telephone. If you request the reallocation by telephone, you must give your PIN as well as your Contract number. We will give a confirmation number over the telephone and then follow up in writing.

Requesting a Loan. You may request a loan in writing or, if all required authorization forms are on file, by telephone. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us the loan amount and the divisions from which the loan should be taken.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will generally wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds may be transferred directly to that CMA account.

Requesting Partial Withdrawals. Beginning in the second contract year, you may request partial withdrawals in writing or by telephone if all required telephone authorization forms are on file. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us how much to withdraw and from which investment divisions.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will usually wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds can be transferred directly to that CMA account.

Telephone Requests. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. We reserve the right to change procedures or discontinue the ability to make telephone transfers.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for following telephone instructions that we reasonably believe to be genuine.

OTHER CONTRACT PROVISIONS

In Case of Errors in the Application. If an age or sex stated in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. We will pay the correct benefits for the true age or sex.

Incontestability. We will rely on statements made in the applications. We can contest the validity of a Contract if any material misstatements are made in the application. We can also contest the validity of any change in face amount due to a change in death benefit option or any increase in the additional insurance rider face amount requested if any material misstatements are made in any application required for that change or increase.

Subject to state regulation, we won't contest the validity of a Contract after it has been in effect during both insureds' lifetime for two years from the date of issue or the date of any reinstatement. We won't contest any change in face amount due to a change in death benefit option or any increase in the additional insurance rider face amount after the change or increase has been in effect during both insureds' lifetime for two years from the date of the change.

At the end of the second contract year, we will mail you a notice requesting that you tell us if either insured has died. Failure to tell us of the death of either insured will not avoid a contest if we have grounds to do so, even if the Contract is still in force.

Payment in Case of Suicide. Subject to state regulation, if either insured commits suicide within two years from the Contract's issue date or the date of any reinstatement, we will pay only a limited death benefit and then terminate the Contract. The benefit will be equal to the amount of the payments made reduced by any loan debt and partial withdrawals.

Subject to state regulation, if either insured commits suicide within two years of the effective date of a change in the death benefit option requiring evidence of insurability or of the effective date of an increase in the additional insurance rider face amount, any amount of death benefit which would not be payable except for the increase in the face amount will be limited to the amount of cost of insurance deductions made for the increase.

Establishing Survivorship. If we are unable to determine which of the insureds was the last survivor, we will consider insured No. 1 as designated in the application to be the last surviving insured.

The death benefit will be reduced ay any loan debt.

Contract Changes -- Applicable Federal Tax Law. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. To maintain this qualification to the maximum extent of the law, we reserve the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable federal tax law as we may interpret it. Further, we reserve the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and you will be given advance written notice of such changes.

Policy Split Rider. This rider allows you to split the Contract into two new individual contracts upon divorce of the insureds or if certain federal tax law changes occur. The rider describes certain conditions, including evidence of insurability of both insureds, which must be met before you can exercise the rider's benefit. If you would like more information about this rider and the conditions and rules relating to the exercise of any rights under the rider, you should call the Service Center. The Service Center can also provide you with a prospectus for the individual contract. For a discussion of the possible tax consequences of splitting the Contract, see "Tax Considerations."

State Variations. Certain Contract features, including the "free look" right, are subject to state variation. You should read your Contract carefully to determine whether any variations apply in the state in which the Contract is issued.

On Contracts issued before we obtained certain state approvals, we use a 5%, rather than a 4 1/2%, assumed interest rate to determine the Contract's guarantee period, fixed base, and cost of insurance charges. On these Contracts we also use a 4%, rather than a 3%, assumed interest rate to calculate income plan payment amounts.

In addition, under these contracts, we charge interest on loans at 5.75%, rather than 5.25%; however, preferred loan collateral earns interest at an annual rate of 5.75%, and the loan collateral amount in excess of the preferred loan collateral amount earns interest at an annual rate of 5%. Accordingly, the net loan cost under these contracts is 0% for preferred loan amounts, and 0.75% for loans in excess of the preferred loan amount.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the contract loading, cost of insurance rates and the minimum payment, and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Contracts to its employees on an individual basis.

Costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a Contract or additional payment is approved. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these Contracts.

Some states prohibit the use of actuarial tables that distinguish between men and women in determining payments and contract benefits for contracts issued on the lives of their residents. Therefore, Contracts offered in this Prospectus to insure residents of these states will have unisex payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex. You should disregard references made in this prospectus to such sex-based distinctions.

SELLING THE CONTRACTS

Role of Merrill Lynch, Pierce, Fenner & Smith, Incorporated. MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10281. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts we issue, as well as variable life insurance and variable annuity contracts issued by ML Life Insurance Company of New York, an affiliate of ours. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Asset Management, the investment adviser for the Series Fund and the Variable Series Funds.

MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S FCs.

Role of Merrill Lynch Life Agencies. Contracts are sold by registered representatives of MLPF&S who are also licensed through various Merrill Lynch Life Agencies as our insurance agents. We have entered into a distribution agreement with MLPF&S and companion sales agreements with the Merrill Lynch Life Agencies through which the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the registered representatives are compensated by Merrill Lynch Life Agencies and/or MLPF&S. The amounts paid under the distribution and sales agreements for the Separate Account for the year ended December 31, 1998, December 31, 1997, and December 31, 1996 were $22,517,219, $15,107,535, and $10,059,108, respectively.

Commissions. The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to registered representatives are as follows: 95% of the target premium under the Contract; plus 3% of payments thereafter. The target premium is equal to 75% of the base premium. In addition, we may pay, on an annual basis, an amount equal to .11% of persisting investment base under a Contract. Commissions may be paid in the form of non-cash compensation, subject to applicable regulatory requirements.

For sales of Contracts to Merrill Lynch employees Financial Consultants receive reduced commissions.

TAX CONSIDERATIONS

Introduction. The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

Tax Status of the Contract. In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a contract must satisfy certain requirements which are set forth in the Internal Revenue Code (IRC). Guidance as to how these requirements are to be applied to certain features of the Contracts is limited. Nevertheless, we believe it is reasonable to conclude that a Contact should satisfy the applicable requirements. If it is subsequently determined that Contact does not satisfy the applicable requirements, we may take appropriate steps to bring the Contact into compliance with such requirements and reserve the right to restrict Contact transactions in order to do so.

Diversification Requirements. IRC section 817(h) and the regulations under it provide that separate account investments underlying a Contract must be "adequately diversified" for it to qualify as a life insurance contract under IRC section 7702. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable life contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over variable account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

The following discussion assumes that the Contract will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Contract Benefits in General. We believe that the death benefit under a Contract should be excludible from the gross income of the beneficiary. Federal, state and local gift, estate, inheritance, transfer and other tax consequences of ownership of receipt of Contract proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, the owner will not be deemed to be in constructive receipt of the contract value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a "modified endowment contract."

Modified Endowment Contracts. Under the Internal Revenue Code, life insurance contracts that fail to satisfy the "7-pay test" are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. This test applies a cumulative limit on the amount of payments that can be made into a Contract each year in the first seven contract years. In effect, in order to comply with the 7-pay test, a Contract must be purchased with a higher face amount for a given initial payment than would otherwise be required to satisfy the federal tax definition of a life insurance contract.

Certain changes in a Contract after it is issued could also cause it to fail to satisfy the 7-pay test and therefore to be classified as a modified endowment contract. Making additional payments, reducing the Contract's death benefit at any time, reducing the Contracts benefits through a partial withdrawal, a change in death benefit option, a decrease in face amount of the base policy or an additional insurance rider, or termination of additional benefits under a rider are examples of changes that could result in a Contract becoming classified as a modified endowment contract. Reducing the death benefit at any time below the lowest death benefit provided by the Contract during the first seven years will probably cause the Contract to be classified as a modified endowment contract. Even if these events do not result in a Contract becoming classified as a modified endowment contract, moreover, they could reduce the amount that may be paid in the future without causing the Contract to be classified as a modified endowment contract.

It should be noted that compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life.

Any Contract received in exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts that is described below. Contract owners may choose not to exercise their right to make additional premium payments, in order to preserve their Contract's current tax treatment.

Due to the flexibility of the Contract as to premium payments and benefits, the individual circumstances of each Contract will determine whether it is classified as a modified endowment contract. As the foregoing discussion indicates, the 7-pay test and the rules governing whether a Contract is classified as a modified endowment contract are quite complex. A current or prospective owner should therefore consult with a competent adviser to determine whether a Contract transaction will cause the Contract to be classified as a modified endowment contract.

Distributions (Other Than Death Benefits) from Modified Endowment Contracts. Contracts classified as modified endowment contracts are subject to the following tax rules:

     (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the owner's investment in the Contract only after all gain has been distributed.

     (2) Loans taken from or secured by a Contract classified as a modified endowment contract (including collateral assignments) are treated as distributions and taxed accordingly.

     (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary or designated beneficiary.

If a Contract becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions (Other Than Death Benefits) from Contracts that are not Modified Endowment Contracts. Distributions (other than death benefits) from a Contract that is not classified as a modified endowment contract are generally treated first as a recovery of the owner's investment in the Contract and only after the recovery of all investment in the Contract as taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance contract for Federal income tax purposes if Contract benefits are reduced during the first 15 Contract years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Contract that is not a modified endowment contract are generally not treated as distributions. However, the tax consequences of preferred loans are unclear. You should consult a tax advisor as to those consequences.

Finally, neither distributions from nor loans from or secured by a Contract that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Contract. Your investment in the Contract is generally your aggregate Premiums. When a distribution is taken from the Contract, your investment in the Contract is reduced by the amount of the distribution that is tax-free.

Multiple Contracts. All modified endowment contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

Contract Loans. If a Contract loan is outstanding when a Contract is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. In general, interest on a Contract loan will not be deductible. Before taking out a Contract loan, you should consult a tax adviser as to the tax consequences.

Tax Treatment of Policy Split. The policy split rider permits a Contract to be split into two individual policies. It is not clear whether exercising the policy split rider will be treated as a taxable transaction or whether the individual Contracts that result would be classified as modified endowment contracts. A competent tax advisor should be consulted before exercising the policy split rider.

Other Tax Considerations. The transfer of the Contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Contracts Used for Business Purposes. The Contract can be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances. If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). Consult a tax advisor with respect to legislative developments and their effect on the Contract.

We don't make any guarantee regarding the tax status of any Contract or any transaction regarding the Contract.

The above discussion is not intended as tax advice. For tax advice you should consult a competent tax adviser. Although this tax discussion is based on our understanding of federal income tax laws as they are currently interpreted, we can't guarantee that those laws or interpretations will remain unchanged.

OUR INCOME TAXES

Insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a ten year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and will result in a significantly higher corporate income tax liability for us in early contract years. We make a charge to compensate us for the anticipated higher corporate income taxes that result from the sale of a Contract. (See "Contract Loading".)

We currently make no other charges to the Separate Account for any federal, state or local taxes that we incur that may be attributable to the Separate Account or to the Contracts. We reserve the right, however, to make a charge for any tax or other economic burden resulting from the application of tax laws that we determine to be properly attributable to the Separate Account or to the Contracts.

REINSURANCE

We intend to reinsure some of the risks assumed under the Contracts.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, CASH SURRENDER VALUES AND ACCUMULATED PAYMENTS

The tables below demonstrate the way in which the Contract works. The tables are based on the following ages (to age 99 of the younger insured), face amounts, payments and guarantee periods and show values based upon both current and maximum cost of insurance charges.

          1. The illustration on page 48 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $42,132 through contract year 37, an initial face amount of $1.5 million, an initial guarantee period of 7.50 years and coverage under death benefit option 1. It assumes current cost of insurance charges.

          2. The illustration on page 49 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $42,132 through contract year 37, an initial face amount of $1,5 million, an initial guarantee period of 7.50 years and coverage under death benefit option 1. It assumes maximum cost of insurance charges.

          3. The illustration on page 50 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $155,169 through contract year 32, an initial face amount of $1.5 million, an initial guarantee period of 14.50 years and coverage under death benefit option 2. It assumes current cost of insurance charges.

          4. The illustration on page 51 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $155,169 through contract year 32, an initial face amount of $1.5 million, an initial guarantee period of 14.50 years and coverage under death benefit option 2. It assumes maximum cost of insurance charges.

The tables show how the death benefit, investment base and net cash surrender value may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%.

The death benefit, investment base and net cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.

The amounts shown for the death benefit, investment base and net cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.

The amounts shown in the tables also assume an additional charge of .58%. This charge assumes that investment base is allocated equally among all investment divisions and is based on the 1998 expenses (including monthly advisory fees and operating expenses) for the Funds, and the current trust charge. This charge also reflects expense reimbursements made in 1998 to certain portfolios by the investment adviser to the respective portfolio. These reimbursements, amounted to .17%, .13%, .35% and .03% of the average daily net assets of the Developing Capital Markets Focus Fund, the Natural Resources Portfolio, the Alliance Quasar Portfolio, and the Alliance Premier Growth Portfolio, respectively. (See "Charges to Fund Assets".) The actual charge under a Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.

Taking into account the .90% asset charge in the Separate Account and the .58% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.47%, 4.47%, and 10.42%, respectively. The gross returns are before any deductions and should not be compared to rates which reflect deduction of charges.

The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future (although they do reflect the charge for federal income taxes included in the contract loading, see "Contract Loading"). In order to produce after tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.

The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest (after taxes) at 5% compounded annually.

We will furnish upon request a personalized illustration reflecting the proposed insureds' ages, face amount and the payment amounts requested. The illustration will show both current and guaranteed cost of insurance rates and will assume that the proposed insureds are in a standard non-smoker underwriting class.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $42,132 FOR 37 YEARS
       FACE AMOUNT (1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 7.50 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                     END OF YEAR
                                                                                  DEATH BENEFIT(3)
                                                     TOTAL PAYMENTS          ASSUMING HYPOTHETICAL GROSS
                                                        MADE PLUS             ANNUAL RATE OF RETURN OF
                                                    INTEREST AT 5% AS      -------------------------------
        CONTRACT YEAR           PAYMENTS(2)(6)       OF END OF YEAR           0%         6%         12%
        -------------           --------------      -----------------      --------   --------   ---------
 1............................      42,132                 44,239          1,500,000  1,500,000  1,500,000
 2............................      42,132                 90,689          1,500,000  1,500,000  1,500,000
 3............................      42,132                139,462          1,500,000  1,500,000  1,500,000
 4............................      42,132                190,674          1,500,000  1,500,000  1,500,000
 5............................      42,132                244,446          1,500,000  1,500,000  1,500,000
 6............................      42,132                300,907          1,500,000  1,500,000  1,500,000
 7............................      42,132                360,191          1,500,000  1,500,000  1,500,000
 8............................      42,132                422,439          1,500,000  1,500,000  1,500,000
 9............................      42,132                487,800          1,500,000  1,500,000  1,500,000
10............................      42,132                556,428          1,500,000  1,500,000  1,500,000
15............................      42,132                954,605          1,500,000  1,500,000  1,500,000
20............................      42,132              1,462,792          1,500,000  1,500,000  2,086,104
30............................      42,132              2,939,162          1,500,000  1,750,872  5,477,767
40............................           0              5,204,551          1,500,000  2,542,343  13,840,277

                                                  END OF YEAR
                                              INVESTMENT BASE AND
                                              NET CASH SURRENDER                    END OF YEAR
                                                  VALUE(3)(4)                    CASH VALUE (3)(5)
                                          ASSUMING HYPOTHETICAL GROSS       ASSUMING HYPOTHETICAL GROSS
                                           ANNUAL RATE OF RETURN OF          ANNUAL RATE OF RETURN OF
                                        -------------------------------   -------------------------------
            CONTRACT YEAR                  0%         6%         12%         0%         6%         12%
            -------------               --------   --------   ---------   --------   --------   ---------
 1...................................    20,494      21,736      22,979    20,494      21,736      22,979
 2...................................    42,066      45,916      49,921    42,066      45,916      49,921
 3...................................    80,164      89,038      98,550    80,164      89,038      98,550
 4...................................   117,634     134,022     152,184   117,634     134,022     152,184
 5...................................   154,446     180,912     211,306   154,446     180,912     211,306
 6...................................   190,594     229,782     276,482   190,594     229,782     276,482
 7...................................   226,034     280,672     348,305   226,034     280,672     348,305
 8...................................   260,742     333,646     427,453   260,742     333,646     427,453
 9...................................   294,664     388,748     514,665   294,664     388,748     514,665
10...................................   327,793     446,072     610,810   327,793     446,072     610,810
15...................................   474,044     763,889   1,216,286   474,044     763,889   1,216,286
20...................................   564,948    1,137,974  1,986,766   564,948    1,137,974  1,986,766
30...................................   319,177    1,667,497  5,216,921   319,177    1,667,497  5,216,921
40...................................         0    2,542,343  13,840,277        0    2,542,343  13,840,277

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered or lapses within 24 months after issue, the contract owner will also receive any excess sales load previously deducted, except to the extent it is applied to keep the Contract in force.
(5) Case value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is make. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period extends until the younger insured's attained age 100 in contract years 20 and 14 respectively. Once the guarantee period extends until the younger insured's attained age 100, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after the guarantee period extends until the younger insured's attained age 100.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65

                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $42,132 FOR 37 YEARS
       FACE AMOUNT (1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 7.50 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                END OF YEAR
                                                                                             DEATH BENEFIT (3)
                                                               TOTAL PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                                  MADE PLUS               ANNUAL RATE OF RETURN OF
                                                              INTEREST AT 5% AS      ----------------------------------
             CONTRACT YEAR                PAYMENTS(2)(6)       OF END OF YEAR           0%          6%          12%
             -------------                --------------      -----------------      ---------   ---------   ----------
 1......................................      42,132                 44,239          1,500,000   1,500,000    1,500,000
 2......................................      42,132                 90,689          1,500,000   1,500,000    1,500,000
 3......................................      42,132                139,462          1,500,000   1,500,000    1,500,000
 4......................................      42,132                190,674          1,500,000   1,500,000    1,500,000
 5......................................      42,132                244,446          1,500,000   1,500,000    1,500,000
 6......................................      42,132                300,907          1,500,000   1,500,000    1,500,000
 7......................................      42,132                360,191          1,500,000   1,500,000    1,500,000
 8......................................      42,132                422,439          1,500,000   1,500,000    1,500,000
 9......................................      42,132                487,800          1,500,000   1,500,000    1,500,000
10......................................      42,132                556,428          1,500,000   1,500,000    1,500,000
15......................................      42,132                954,605          1,500,000   1,500,000    1,500,000
20......................................      42,132              1,462,792          1,500,000   1,500,000    1,900,817
30......................................      42,132              2,939,162          1,500,000   1,500,000    4,836,260
40......................................           0              5,204,551          1,500,000   1,500,000   12,013,541

                                                  END OF YEAR
                                              INVESTMENT BASE AND
                                              NET CASH SURRENDER                       END OF YEAR
                                                 VALUE (3)(4)                       CASH VALUE (3)(5)
                                          ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
                                           ANNUAL RATE OF RETURN OF             ANNUAL RATE OF RETURN OF
                                      -----------------------------------   ---------------------------------
           CONTRACT YEAR                 0%          6%           12%          0%         6%          12%
           -------------              --------    ---------    ----------   --------   ---------   ----------
 1.................................    20,494        21,736        22,979    20,494       21,736       22,979
 2.................................    41,897        45,740        49,739    41,897       45,740       49,739
 3.................................    79,165        87,995        97,464    79,165       87,995       97,464
 4.................................   115,052       131,289       149,297   115,052      131,289      149,297
 5.................................   149,415       175,515       205,531   149,415      175,515      205,531
 6.................................   182,096       220,557       266,495   182,096      220,557      266,495
 7.................................   212,867       266,232       332,517   212,867      266,232      332,517
 8.................................   241,632       312,500       404,141   241,632      312,500      404,141
 9.................................   268,147       359,191       481,883   268,147      359,191      481,883
10.................................   292,178       406,165       566,417   292,178      406,165      566,417
15.................................   362,503       638,968     1,128,055   362,503      638,968    1,128,055
20.................................   287,197       848,493     1,810,302   287,197      848,493    1,810,302
30.................................         0     1,133,913     4,605,962         0    1,133,913    4,605,962
40.................................         0             0    12,013,541         0            0   12,013,541

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered or lapses within 24 months after issue, the contract owner will also receive any excess sales load previously deducted, except to the extent it is applied to keep the Contract in force.
(5) Case value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is make. At annual rates of return of 6% and 12% and maximum mortality charges, the guarantee period extends until the younger insured's attained age 100 in contract years 34 and 15, respectively. Once the guarantee period extends until the younger insured's attained age 100, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after the guarantee period extends until the younger insured's attained age 100.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65

                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $155,169 FOR 32 YEARS
      FACE AMOUNT (1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 14.50 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                       END OF YEAR
                                                                                    DEATH BENEFIT (3)
                                                         TOTAL PAYMENTS        ASSUMING HYPOTHETICAL GROSS
                                                            MADE PLUS            ANNUAL RATE OF RETURN OF
                                                        INTEREST AT 5% AS   ----------------------------------
         CONTRACT YEAR              PAYMENTS(2)(6)       OF END OF YEAR        0%          6%          12%
         -------------              --------------      -----------------   ---------   ---------   ----------
 1.............................        155,169                162,927       1,609,418   1,616,021    1,622,635
 2.............................        155,169                334,001       1,752,349   1,774,476    1,797,427
 3.............................        155,169                513,629       1,893,121   1,939,955    1,990,372
 4.............................        155,169                702,238       2,031,731   2,112,734    2,203,321
 5.............................        155,169                900,277       2,168,160   2,293,088    2,438,307
 6.............................        155,169              1,108,218       2,302,415   2,481,329    2,697,597
 7.............................        155,169              1,326,557       2,434,457   2,677,736    2,983,649
 8.............................        155,169              1,555,812       2,564,261   2,822,616    3,299,191
 9.............................        155,169              1,796,530       2,691,767   3,096,250    3,647,195
10.............................        155,169              2,049,284       2,816,961   3,318,982    4,030,996
15.............................        155,169              3,515,740       3,397,307   4,570,778    6,617,653
20.............................        155,169              5,387,352       3,861,580   6,043,676    9,765,690
30.............................        155,169             10,824,712       4,083,456   8,749,657   22,504,236
40.............................              0             18,125,787       1,500,000   9,544,621   54,324,132

                                                END OF YEAR
                                            INVESTMENT BASE AND
                                             NET CASH SURRENDER                      END OF YEAR
                                                VALUE (3)(4)                      CASH VALUE (3)(5)
                                        ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
                                          ANNUAL RATE OF RETURN OF             ANNUAL RATE OF RETURN OF
                                     ----------------------------------   ----------------------------------
          CONTRACT YEAR                 0%          6%          12%          0%          6%          12%
          -------------              ---------   ---------   ----------   ---------   ---------   ----------
 1................................     109,418     116,021      122,635     109,418     116,021      122,635
 2................................     252,349     274,476      297,427     252,349     274,476      297,427
 3................................     393,121     439,955      490,372     393,121     439,955      490,372
 4................................     531,731     612,734      703,321     531,731     612,734      703,321
 5................................     668,160     793,088      938,307     668,160     793,088      938,307
 6................................     802,415     981,329    1,197,597     802,415     981,329    1,197,597
 7................................     934,457   1,177,736    1,483,649     934,457   1,177,736    1,483,649
 8................................   1,064,261   1,382,616    1,799,191   1,064,261   1,382,616    1,799,191
 9................................   1,191,767   1,596,250    2,147,195   1,191,767   1,596,250    2,147,195
10................................   1,316,961   1,818,982    2,530,996   1,316,961   1,818,982    2,530,996
15................................   1,897,307   3,070,778    5,117,653   1,897,307   3,070,778    5,117,653
20................................   2,361,580   4,543,676    8,265,690   2,361,580   4,543,676    8,265,690
30................................   2,583,456   7,249,657   21,004,236   2,583,456   7,249,657   21,004,236
40................................           0   8,044,621   52,824,132           0   8,044,621   52,824,132

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered or lapses within 24 months after issue, the contract owner will also receive any excess sales load previously deducted, except to the extent it is applied to keep the Contract in force.
(5) Case value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is make. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period extends until the younger insured's attained age 100 in contract years 25 and 15, respectively. Once the guarantee period extends until the younger insured's attained age 100, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after the guarantee period extends until the younger insured's attained age 100.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65

                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $155,169 FOR 32 YEARS
      FACE AMOUNT (1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 14.50 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                       END OF YEAR
                                                                                    DEATH BENEFIT (3)
                                                         TOTAL PAYMENTS        ASSUMING HYPOTHETICAL GROSS
                                                            MADE PLUS            ANNUAL RATE OF RETURN OF
                                                        INTEREST AT 5% AS   ----------------------------------
           CONTRACT YEAR               PAYMENTS(2)(6)    OF END OF YEAR        0%          6%          12%
           -------------               --------------   -----------------   ---------   ---------   ----------
 1..................................      155,169             162,927       1,609,418   1,616,021    1,622,635
 2..................................      155,169             334,001       1,752,175   1,774,295    1,797,240
 3..................................      155,169             513,629       1,892,072   1,938,855    1,989,222
 4..................................      155,169             702,238       2,028,966   2,109,790    2,200,194
 5..................................      155,169             900,277       2,162,674   2,287,149    2,431,889
 6..................................      155,169           1,108,218       2,292,981   2,470,947    2,686,187
 7..................................      155,169           1,326,557       2,419,574   2,661,099    2,965,059
 8..................................      155,169           1,555,812       2,542,283   2,857,656    3,270,825
 9..................................      155,169           1,796,530       2,660,753   3,060,478    3,605,850
10..................................      155,169           2,049,284       2,774,626   3,269,414    3,972,739
15..................................      155,169           3,515,740       3,256,949   4,393,596    6,390,346
20..................................      155,169           5,387,352       3,520,556   5,582,349    9,360,785
30..................................      155,169          10,824,712       2,795,991   7,423,230   19,790,461
40..................................            0          18,125,787       1,500,000   1,500,000   39,862,715

                                                END OF YEAR
                                            INVESTMENT BASE AND
                                             NET CASH SURRENDER                      END OF YEAR
                                                VALUE (3)(4)                      CASH VALUE (3)(5)
                                        ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
                                          ANNUAL RATE OF RETURN OF             ANNUAL RATE OF RETURN OF
                                     ----------------------------------   ----------------------------------
          CONTRACT YEAR                 0%          6%          12%          0%          6%          12%
          -------------              ---------   ---------   ----------   ---------   ---------   ----------
 1................................     109,418     116,021      122,635     109,418     116,021      122,635
 2................................     252,175     274,295      297,240     252,175     274,295      297,240
 3................................     392,072     438,855      489,222     392,072     438,855      489,222
 4................................     528,966     609,790      700,194     528,966     609,790      700,194
 5................................     662,674     787,149      931,889     662,674     787,149      931,889
 6................................     792,981     970,947    1,186,187     792,981     970,947    1,186,187
 7................................     919,574   1,161,099    1,465,059     919,574   1,161,099    1,465,059
 8................................   1,042,283   1,357,656    1,770,825   1,042,283   1,357,656    1,770,825
 9................................   1,160,753   1,560,478    2,105,850   1,160,753   1,560,478    2,105,850
10................................   1,274,626   1,769,414    2,472,739   1,274,626   1,769,414    2,472,739
15................................   1,756,949   2,893,596    4,890,346   1,756,949   2,893,596    4,890,346
20................................   2,020,556   4,082,349    7,860,785   2,020,556   4,082,349    7,860,785
30................................   1,295,991   5,923,230   18,290,461   1,295,991   5,923,230   18,290,461
40................................           0           0   38,362,715           0           0   38,362,715

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered or lapses within 24 months after issue, the contract owner will also receive any excess sales load previously deducted, except to the extent it is applied to keep the Contract in force.
(5) Case value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is make. At annual rates of return of 6% and 12% and maximum mortality charges, the guarantee period extends until the younger insured's attained age 100 in contract years 32 and 16. Once the guarantee period extends until the younger insured's attained age 100, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after the guarantee period extends until the younger insured's attained age 100.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

Our directors and executive officers and their positions with us are as follows:

                NAME                       POSITION(S) WITH THE COMPANY
                ----                       ----------------------------
Anthony J. Vespa                       Chairman of the Board, President, and
                                       Chief Executive Officer
Joseph E. Crowne, Jr.                  Director, Senior Vice President,
                                       Chief Financial Officer, Chief
                                       Actuary, and Treasurer
Barry G. Skolnick                      Director, Senior Vice President,
                                       General Counsel, and Secretary
David M. Dunford                       Director, Senior Vice President, and
                                       Chief Investment Officer
Gail R. Farkas                         Director and Senior Vice President
Robert J. Boucher                      Senior Vice President, Variable Life
                                       Administration

Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of our indirect parent, Merrill Lynch & Co., Inc. The principal positions of our directors and executive officers for the past five years are listed below:

Mr. Vespa joined Merrill Lynch Life in January 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S.

Mr. Crowne joined Merrill Lynch Life in June 1991.

Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President and Assistant General Counsel of MLPF&S.

Mr. Dunford joined Merrill Lynch Life in July 1990.

Ms. Farkas joined Merrill Lynch Life in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.

Mr. Boucher joined Merrill Lynch Life in May 1992.

None of our shares are owned by any of our officers or directors, as we are a wholly owned subsidiary of MLIG. Our officers and directors, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

SERVICES ARRANGEMENT

We and MLIG, are parties to a service agreement pursuant to which MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to us, including services related to the Separate Account and the Contracts. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. Charges billed to us by MLIG under the agreement were $43.2 million for the year ended December 31, 1998.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form

(the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which it is licensed to do business.

YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Separate Account could be adversely affected if the computer systems we or the other service providers use do not properly address this problem before January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Substantial resources are being devoted to this effort. It is difficult to predict whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on us. Currently, we don't anticipate that the transition to the 21st century will have any material impact on our ability to continue to service the Contracts at current levels. In addition, we have sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000. We will continue to monitor the situation. At this time, however, we cannot give assurance that the other service providers have anticipated every step necessary to avoid any adverse effect on the Separate Account attributable to the Year 2000 Problem.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets or to MLPF&S.

EXPERTS

Our financial statements as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 and of the Separate Account as of December 31, 1998 and for the periods presented, included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.

Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., our Chief Actuary and Chief Financial Officer, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our Senior Vice President and General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

Our financial statements, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statement of net assets of Merrill Lynch Variable Life Separate Account (the "Account") as of December 31, 1998 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company (the "Company"). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1998 and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.




February 4, 1999

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998

ASSETS:                                                                    Cost                 Shares             Market Value
								  --------------------- --------------------- ---------------------
Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio                                         $         86,585,835            86,585,835  $         86,585,835
  Intermediate Government Bond Portfolio                                    21,343,673             1,941,670            21,979,706
  Long-Term Corporate Bond Portfolio                                        21,965,632             1,903,747            22,673,624
  Capital Stock Portfolio                                                   40,157,899             1,759,745            47,565,902
  Growth Stock Portfolio                                                    45,212,262             1,723,506            63,252,677
  Multiple Strategy Portfolio                                               28,639,028             1,754,015            31,870,459
  High Yield Portfolio                                                      32,281,551             3,584,085            28,314,275
  Natural Resources Portfolio                                                1,812,547               218,219             1,496,986
  Global Strategy Portfolio                                                 42,573,590             2,749,630            43,994,080
  Balanced Portfolio                                                        13,776,731               962,481            15,572,940
								  ---------------------                       ---------------------
									   334,348,748                                 363,306,484
								  ---------------------                       ---------------------
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
  Global Utility Focus Fund                                                  2,684,153               182,299             3,113,667
  International Equity Focus Fund                                           10,865,894               986,194            10,532,548
  Global Bond Focus Fund                                                     1,349,087               141,774             1,403,561
  Basic Value Focus Fund                                                    51,905,445             3,671,360            53,858,851
  Developing Capital Markets Focus Fund                                      5,327,376               544,303             3,499,867
  Special Value Focus Fund                                                   4,478,605               191,550             3,821,418
  Index 500 Fund                                                            12,434,362               879,576            14,274,760
								  ---------------------                       ---------------------
									    89,044,922                                  90,504,672
								  ---------------------                       ---------------------
Investments in Alliance
 Variable Products Series Fund, Inc. (Note 1):
  Premier Growth Portfolio                                                  19,503,725               798,385            24,773,881
								  ---------------------                       ---------------------
									    19,503,725                                  24,773,881
								  ---------------------                       ---------------------
Investments in MFS Variable Insurance Trust (Note 1):
  MFS Emerging Growth Series                                                 8,618,103               485,272            10,418,786
  MFS Research Series                                                        8,497,279               507,047             9,659,247
								  ---------------------                       ---------------------
									    17,115,382                                  20,078,033
								  ---------------------                       ---------------------
Investments in AIM Variable Insurance Funds, Inc. (Note 1):
  AIM V.I. Value Fund                                                       11,990,076               528,360            13,869,452
  AIM V.I. Capital Appreciation Fund                                         3,785,782               164,933             4,156,320
								  ---------------------                       ---------------------
									    15,775,858                                  18,025,772
								  ---------------------                       ---------------------



															(continued)

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998 (continued)

									   Cost                 Units              Market Value
								  --------------------- --------------------- ---------------------


Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through K (Note 1):
     1999 Trust                                                                927,818             1,182,644             1,177,227
     2000 Trust                                                                738,402               971,580               926,022
     2001 Trust                                                                277,131               352,080               320,868
     2002 Trust                                                                605,383               864,864               751,549
     2003 Trust                                                                254,055               372,581               302,178
     2004 Trust                                                                976,985             1,582,037             1,248,718
     2005 Trust                                                                621,857             1,061,762               804,147
     2006 Trust                                                                336,924               573,077               421,487
     2007 Trust                                                                201,726               361,461               251,219
     2008 Trust                                                                445,286               888,718               573,703
     2009 Trust                                                                 71,344               162,017                98,779
     2010 Trust                                                                758,153             1,345,565               764,039
     2011 Trust                                                                163,044               436,263               235,359
     2013 Trust                                                                282,043               757,106               359,413
     2014 Trust                                                              3,751,251            11,348,708             5,011,703
								  ---------------------                       ---------------------
									    10,411,402                                  13,246,411
								  ---------------------                       ---------------------
  TOTAL ASSETS                                                    $        486,200,037                                 529,935,253
								  =====================                       =====================

LIABILITIES:
Payable to Merrill Lynch Life Insurance Company                                                                         10,341,771
													      ---------------------
  TOTAL LIABILITIES                                                                                                     10,341,771
													      ---------------------
  NET ASSETS                                                                                                  $        519,593,482
													      =====================

See Notes to Financial Statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

									   1998                  1997                  1996
								  --------------------- --------------------- ---------------------
Investment Income:
 Reinvested Dividends                                             $         43,140,141  $         18,534,136  $         12,043,745
 Mortality and Expense Charges (Note 3)                                     (4,032,700)           (2,791,171)           (1,751,522)
 Transaction Charges (Note 3)                                                  (42,609)              (36,928)              (28,838)
								  --------------------- --------------------- ---------------------
  Net Investment Income                                                     39,064,832            15,706,037            10,263,385
								  --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses) on Investments:
 Net Realized Gains (Losses)                                                 4,254,287             2,063,224               (45,179)
 Net Change in Unrealized Gains                                              9,022,651            18,236,659             8,986,838
								  --------------------- --------------------- ---------------------
  Net Gain on Investments                                                   13,276,938            20,299,883             8,941,659
								  --------------------- --------------------- ---------------------
Increase in Net Assets
 Resulting from Operations                                                  52,341,770            36,005,920            19,205,044
								  --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                                 115,096,996            99,960,767            70,164,840
 Transfers of Policy Loading, Net (Note 3)                                   4,617,057             4,809,499             3,408,619
 Transfers Due to Deaths                                                    (3,013,716)           (1,185,686)             (813,683)
 Transfers Due to Other Terminations                                        (5,398,486)           (3,656,934)           (2,808,710)
 Transfers Due to Policy Loans                                              (4,179,365)           (2,605,297)           (2,600,351)
 Transfers of Cost of Insurance                                             (7,106,344)           (4,830,049)           (3,101,640)
 Transfers of Loan Processing Charges                                         (111,109)              (75,863)              (50,705)
								  --------------------- --------------------- ---------------------
  Increase in Net Assets
   Resulting from Principal Transactions                                    99,905,033            92,416,437            64,198,370
								  --------------------- --------------------- ---------------------

Increase in Net Assets                                                     152,246,803           128,422,357            83,403,414
Net Assets Beginning Balance                                               367,346,679           238,924,322           155,520,908
								  --------------------- --------------------- ---------------------
Net Assets Ending Balance                                         $        519,593,482  $        367,346,679  $        238,924,322
								  ===================== ===================== =====================

See Notes to Financial Statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Variable Life Separate Account ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"),was established to support Merrill Lynch Life's operations with respect to certain variable life insurance contracts (" Contracts "). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly - owned subsidiary of Merrill Lynch & Co.,Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of thirty - seven investment divisions (thirty-eight during the year). The investment divisions are as follows:

     Merrill Lynch Series Fund, Inc.: Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co.

     Merrill Lynch Variable Series Funds, Inc: Seven of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds,Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable funds is MLAM.

     Alliance Variable Products Series Fund, Inc.: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc.("Alliance Variable Fund"). The investment advisor to the fund of the Alliance Variable Fund is Alliance Capital Management L.P.

     MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.

     AIM Variable Insurance Funds: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds,Inc.("AIM Variable Funds").The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.

     The  Merrill   Lynch  Fund  of  Stripped (" Zero") U.S.
     Treasury Securities, Series A through K: Fifteen of the investment divisions (sixteen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through K ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust. Merrill Zero Trusts are sponsored by Merrill Lynch, Pierce,Fenner & Smith Inc.("MLPF&S"), a wholly-owned subsidiary of Merrill Lynch & Co.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares and units held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of Merrill Lynch Life (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges at a rate of .9% (on an annual basis) of the net assets of the Account to cover these risks.

   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds is deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

 . Merrill Lynch Life pays all transaction charges to MLPF&S on the sale of Zero Trusts units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.

4. OTHER

   Effective following the close of business on August 15, 1997, the Equity Growth Fund was renamed the Special
   Value Focus Fund. The Fund's investment objective was not modified.

   Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund; and the Fund's investment objective was modified.

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

											Divisions Investing In
								  -----------------------------------------------------------------
											     Intermediate            Long-Term
						     Total                 Money              Government             Corporate
						   Separate               Reserve                Bond                  Bond
						    Account              Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         43,140,141  $          3,784,922  $          1,186,920  $          1,163,464
 Mortality and Expense Charges                        (4,032,700)             (571,710)             (169,923)             (165,743)
 Transaction Charges                                     (42,609)                    0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        39,064,832             3,213,212             1,016,997               997,721
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                           4,254,287                     0                88,736                 2,505
 Net Change in Unrealized Gains (Losses)               9,022,651                     0               307,577               314,402
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                      13,276,938                     0               396,313               316,907
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            52,341,770             3,213,212             1,413,310             1,314,628
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                           115,096,996            90,763,244               501,432               767,159
 Transfers of Policy Loading, Net                      4,617,057             5,761,930               (94,769)              (85,276)
 Transfers Due to Deaths                              (3,013,716)             (659,242)              (41,709)              (44,002)
 Transfers Due to Other Terminations                  (5,398,486)             (895,577)             (125,850)             (149,634)
 Transfers Due to Policy Loans                        (4,179,365)             (791,727)             (201,618)             (141,339)
 Transfers of Cost of Insurance                       (7,106,344)           (1,267,360)             (239,342)             (257,209)
 Transfers of Loan Processing Charges                   (111,109)              (21,627)               (2,317)               (4,170)
 Transfers Among Investment Divisions                          0           (70,544,251)            4,025,316             6,191,523
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              99,905,033            22,345,390             3,821,143             6,277,052
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                    152,246,803            25,558,602             5,234,453             7,591,680
Net Assets Beginning Balance                         367,346,679            50,859,418            16,710,222            15,074,395
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        519,593,482  $         76,418,020  $         21,944,675  $         22,666,075
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------

						    Capital               Growth               Multiple                High
						     Stock                 Stock               Strategy                Yield
						   Portfolio             Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          4,910,196  $          8,255,444  $          3,777,893  $          2,782,900
 Mortality and Expense Charges                          (384,794)             (468,862)             (272,772)             (261,160)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         4,525,402             7,786,582             3,505,121             2,521,740
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             622,301             1,652,032               (12,684)             (240,001)
 Net Change in Unrealized Gains (Losses)                 798,294             7,267,892              (652,635)           (4,269,509)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       1,420,595             8,919,924              (665,319)           (4,509,510)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             5,945,997            16,706,506             2,839,802            (1,987,770)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,845,144             3,842,590             1,631,368             1,690,810
 Transfers of Policy Loading, Net                        (94,382)             (114,341)             (115,876)             (100,463)
 Transfers Due to Deaths                                (230,259)             (247,841)             (169,612)             (329,226)
 Transfers Due to Other Terminations                    (686,343)             (453,901)             (600,699)             (322,159)
 Transfers Due to Policy Loans                          (536,062)             (391,815)             (164,457)             (208,837)
 Transfers of Cost of Insurance                         (620,516)             (797,583)             (455,610)             (431,770)
 Transfers of Loan Processing Charges                    (10,890)              (17,291)               (5,454)               (7,336)
 Transfers Among Investment Divisions                  2,395,537             2,089,356             1,166,213             5,434,295
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               3,062,229             3,909,174             1,285,873             5,725,314
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      9,008,226            20,615,680             4,125,675             3,737,544
Net Assets Beginning Balance                          38,543,874            42,621,459            27,734,941            24,565,637
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         47,552,100  $         63,237,139  $         31,860,616  $         28,303,181
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
														      Global
						    Natural               Global                                      Utility
						   Resources             Strategy              Balanced                Focus
						   Portfolio             Portfolio             Portfolio               Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             50,415  $          6,432,490  $          1,194,303  $            154,262
 Mortality and Expense Charges                           (16,413)             (382,968)             (128,481)              (22,067)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            34,002             6,049,522             1,065,822               132,195
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                            (177,750)               38,112                84,875               341,481
 Net Change in Unrealized Gains (Losses)                 (86,387)           (2,688,064)              497,741                52,645
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                        (264,137)           (2,649,952)              582,616               394,126
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (230,135)            3,399,570             1,648,438               526,321
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                69,914             3,451,783               664,904               111,728
 Transfers of Policy Loading, Net                         (7,687)             (115,886)              (70,497)               (8,674)
 Transfers Due to Deaths                                 (14,856)             (312,128)             (102,541)             (181,968)
 Transfers Due to Other Terminations                     (37,332)             (796,317)             (146,013)                8,662
 Transfers Due to Policy Loans                            (4,856)             (232,828)              (52,985)              (22,854)
 Transfers of Cost of Insurance                          (25,346)             (699,514)             (218,141)              (35,313)
 Transfers of Loan Processing Charges                       (210)              (10,920)               (3,053)               (1,036)
 Transfers Among Investment Divisions                   (481,598)                7,379             1,688,726               780,958
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                (501,971)            1,291,569             1,760,400               651,503
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                       (732,106)            4,691,139             3,408,838             1,177,824
Net Assets Beginning Balance                           2,228,469            39,288,309            12,159,367             1,934,920
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          1,496,363  $         43,979,448  $         15,568,205  $          3,112,744
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						 International            Global                 Basic              Developing
						    Equity                 Bond                  Value                Capital
						    Focus                  Focus                 Focus             Markets Focus
						     Fund                  Fund                  Fund                  Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            878,329  $             68,920  $          6,396,025  $             72,168
 Mortality and Expense Charges                           (99,996)              (10,846)             (451,849)              (41,977)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           778,333                58,074             5,944,176                30,191
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                            (477,812)                  965               809,105              (354,595)
 Net Change in Unrealized Gains (Losses)                 303,555                73,408            (3,348,639)           (1,267,972)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                        (174,257)               74,373            (2,539,534)           (1,622,567)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               604,076               132,447             3,404,642            (1,592,376)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               944,661                99,868             3,320,167               479,712
 Transfers of Policy Loading, Net                        (15,821)                 (912)             (149,703)               (3,984)
 Transfers Due to Deaths                                  (3,996)                    0              (322,056)                    0
 Transfers Due to Other Terminations                     (79,523)               (4,048)             (238,988)             (124,916)
 Transfers Due to Policy Loans                           (39,056)               (2,021)             (804,084)              (69,653)
 Transfers of Cost of Insurance                         (178,969)              (19,010)             (797,844)              (69,597)
 Transfers of Loan Processing Charges                     (1,715)                  (96)               (8,750)               (1,004)
 Transfers Among Investment Divisions                 (1,057,338)              191,053             8,620,910              (766,164)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                (431,757)              264,834             9,619,652              (555,606)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        172,319               397,281            13,024,294            (2,147,982)
Net Assets Beginning Balance                          10,379,700             1,005,816            40,836,639             5,656,322
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         10,552,019  $          1,403,097  $         53,860,933  $          3,508,340
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						    Special                                                             MFS
						     Value                 Index                Premier              Emerging
						     Focus                  500                 Growth                Growth
						     Fund                  Fund                Portfolio              Series
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            825,649  $            271,124  $             13,280  $             47,674
 Mortality and Expense Charges                           (35,524)              (85,396)             (128,005)              (59,653)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           790,125               185,728              (114,725)              (11,979)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                            (261,247)              236,637               716,239               238,795
 Net Change in Unrealized Gains (Losses)                (835,245)            1,545,430             5,075,031             1,735,700
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                      (1,096,492)            1,782,067             5,791,270             1,974,495
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (306,367)            1,967,795             5,676,545             1,962,516
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               193,130               400,013             1,074,723               673,718
 Transfers of Policy Loading, Net                         (9,818)              (41,068)              (29,864)                6,204
 Transfers Due to Deaths                                (174,493)                    0                     0                     0
 Transfers Due to Other Terminations                       8,829              (292,386)             (115,677)              (85,357)
 Transfers Due to Policy Loans                            (5,789)              (13,850)              (74,234)             (110,624)
 Transfers of Cost of Insurance                          (51,015)             (132,596)             (228,224)             (142,709)
 Transfers of Loan Processing Charges                       (377)               (1,941)               (3,152)               (1,093)
 Transfers Among Investment Divisions                    614,892             7,922,238            12,406,559             4,787,878
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 575,359             7,840,410            13,030,131             5,128,017
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        268,992             9,808,205            18,706,676             7,090,533
Net Assets Beginning Balance                           3,550,887             4,451,059             6,034,863             3,299,653
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          3,819,879  $         14,259,264  $         24,741,539  $         10,390,186
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
											       AIM V.I.
						      MFS                AIM V.I.               Capital
						   Research                Value             Appreciation              1998
						    Series                 Fund                  Fund                  Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            128,956  $            633,881  $            110,926  $                  0
 Mortality and Expense Charges                           (60,287)              (76,327)              (25,006)               (1,138)
 Transaction Charges                                           0                     0                     0                  (413)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            68,669               557,554                85,920                (1,551)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              96,489               102,600                28,813               175,810
 Net Change in Unrealized Gains (Losses)               1,094,848             1,953,097               420,487              (169,636)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       1,191,337             2,055,697               449,300                 6,174
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             1,260,006             2,613,251               535,220                 4,623
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               473,646               470,081               222,692                     0
 Transfers of Policy Loading, Net                        (13,727)              (25,861)                  610                (3,347)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (36,242)              (18,603)               (3,871)                 (142)
 Transfers Due to Policy Loans                          (119,989)              (55,689)               (6,050)                    0
 Transfers of Cost of Insurance                         (113,258)             (132,127)              (45,690)                 (559)
 Transfers of Loan Processing Charges                     (1,614)               (1,575)                 (510)                  115
 Transfers Among Investment Divisions                  4,795,291             7,512,526             2,105,081            (1,009,553)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               4,984,107             7,748,752             2,272,262            (1,013,486)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      6,244,113            10,362,003             2,807,482            (1,008,863)
Net Assets Beginning Balance                           3,412,214             3,503,328             1,347,537             1,008,863
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          9,656,327  $         13,865,331  $          4,155,019  $                  0
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     1999                  2000                  2001                  2002
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                           (11,024)               (8,358)               (2,797)               (6,610)
 Transaction Charges                                      (4,155)               (3,152)               (1,055)               (2,493)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (15,179)              (11,510)               (3,852)               (9,103)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              31,978                30,788                 3,390                 7,762
 Net Change in Unrealized Gains (Losses)                  37,736                32,216                20,788                58,057
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          69,714                63,004                24,178                65,819
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                54,535                51,494                20,326                56,716
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 6,973                10,886                 1,134                     0
 Transfers of Policy Loading, Net                         (9,434)               (8,167)               (1,588)               (3,083)
 Transfers Due to Deaths                                       0               (41,368)                    0                     0
 Transfers Due to Other Terminations                     (46,021)              (16,217)                    5                    61
 Transfers Due to Policy Loans                                 0                (8,043)               (8,561)               (3,284)
 Transfers of Cost of Insurance                          (14,275)              (10,985)               (3,965)               (8,029)
 Transfers of Loan Processing Charges                       (830)                 (315)                 (438)                 (110)
 Transfers Among Investment Divisions                    (36,492)               12,309                15,559                (2,238)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                (100,079)              (61,900)                2,146               (16,683)
					    --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
Net Assets Beginning Balance                             (45,544)              (10,406)               22,472                40,033
						       1,222,269               936,029               298,247               711,189
Net Assets Ending Balance                   --------------------- --------------------- --------------------- ---------------------
					    $          1,176,725  $            925,623  $            320,719  $            751,222
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2003                  2004                  2005                  2006
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (3,169)              (11,146)               (6,986)               (2,956)
 Transaction Charges                                      (1,194)               (4,203)               (2,634)               (1,118)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (4,363)              (15,349)               (9,620)               (4,074)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              36,875                82,668                27,351                 7,005
 Net Change in Unrealized Gains (Losses)                   3,077                53,907                64,056                34,865
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          39,952               136,575                91,407                41,870
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                35,589               121,226                81,787                37,796
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 6,690                15,109                16,282                39,242
 Transfers of Policy Loading, Net                        (12,446)               (9,249)               (6,280)                  (90)
 Transfers Due to Deaths                                 (94,266)                    0               (44,153)                    0
 Transfers Due to Other Terminations                        (590)              (97,003)                  176                    40
 Transfers Due to Policy Loans                            (3,337)               (9,730)                    0                     0
 Transfers of Cost of Insurance                           (4,870)              (13,052)               (9,023)               (2,284)
 Transfers of Loan Processing Charges                     (1,023)                 (509)                  (28)                  (17)
 Transfers Among Investment Divisions                     25,606               (11,873)                3,618                49,273
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 (84,236)             (126,307)              (39,408)               86,164
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (48,647)               (5,081)               42,379               123,960
Net Assets Beginning Balance                             351,245             1,253,270               763,251               297,331
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            302,598  $          1,248,189  $            805,630  $            421,291
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2007                  2008                  2009                  2010
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (1,864)               (4,472)                 (774)               (6,108)
 Transaction Charges                                        (704)               (1,689)                 (292)               (2,310)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (2,568)               (6,161)               (1,066)               (8,418)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               3,665                 4,208                 6,806               107,549
 Net Change in Unrealized Gains (Losses)                  23,688                67,650                 6,024                (5,222)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          27,353                71,858                12,830               102,327
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                24,785                65,697                11,764                93,909
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                20,803                47,517                13,806                 7,454
 Transfers of Policy Loading, Net                           (468)                 (200)                    0                   456
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (18)                  (28)                   (3)                  (77)
 Transfers Due to Policy Loans                                 0                     0                     0                   457
 Transfers of Cost of Insurance                           (1,987)               (5,032)               (1,585)               (6,557)
 Transfers of Loan Processing Charges                         (9)                 (418)                   (3)                 (135)
 Transfers Among Investment Divisions                     26,618                46,745                (6,614)              126,478
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  44,939                88,584                 5,601               128,076
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         69,724               154,281                17,365               221,985
Net Assets Beginning Balance                             181,369               419,161                81,351               541,624
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            251,093  $            573,442  $             98,716  $            763,609
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

								  Divisions Investing In
					    ------------------------------------------------------------------


						     2011                  2013                  2014
						     Trust                 Trust                 Trust
					    --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                     $                  0
 Mortality and Expense Charges                            (1,662)               (2,391)              (41,486)
 Transaction Charges                                        (628)                 (905)              (15,664)
					    --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (2,290)               (3,296)              (57,150)
					    --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               2,460                 1,919               188,457
 Net Change in Unrealized Gains (Losses)                  24,821                35,201               443,767
					    --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          27,281                37,120               632,224
					    --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                24,991                33,824               575,074
					    --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,561                58,559               157,493
 Transfers of Policy Loading, Net                           (925)                8,492                (6,749)
 Transfers Due to Deaths                                       0                     0                     0
 Transfers Due to Other Terminations                         (85)                 (119)              (42,520)
 Transfers Due to Policy Loans                                 0                     0               (96,450)
 Transfers of Cost of Insurance                           (2,399)               (2,072)              (60,927)
 Transfers of Loan Processing Charges                         (8)                  (53)               (1,197)
 Transfers Among Investment Divisions                     41,671                58,079               774,434
					    --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  40,815               122,886               724,084
					    --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         65,806               156,710             1,299,158
Net Assets Beginning Balance                             169,440               202,538             3,710,473
					    --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            235,246  $            359,248  $          5,009,631
					    ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

											Divisions Investing In
								  -----------------------------------------------------------------
											     Intermediate            Long-Term
						     Total                 Money              Government             Corporate
						   Separate               Reserve                Bond                  Bond
						    Account              Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         18,534,136  $          3,061,142  $          1,024,278  $            853,881
 Mortality and Expense Charges                        (2,791,171)             (432,030)             (139,164)             (116,107)
 Transaction Charges                                     (36,928)                    0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        15,706,037             2,629,112               885,114               737,774
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                           2,063,224                     0                28,903              (129,911)
 Net Change in Unrealized Gains (Losses)              18,236,659                     0               202,623               399,513
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                      20,299,883                     0               231,526               269,602
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            36,005,920             2,629,112             1,116,640             1,007,376
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            99,960,767            80,752,279               309,156               618,629
 Transfers of Policy Loading, Net                      4,809,499             5,431,651               (94,415)              (65,801)
 Transfers Due to Deaths                              (1,185,686)             (211,759)              (34,457)              (48,608)
 Transfers Due to Other Terminations                  (3,656,934)             (527,652)             (199,221)             (257,966)
 Transfers Due to Policy Loans                        (2,605,297)             (661,570)              (19,762)              (84,885)
 Transfers of Cost of Insurance                       (4,830,049)             (961,359)             (186,799)             (177,136)
 Transfers of Loan Processing Charges                    (75,863)              (14,418)               (2,364)               (2,193)
 Transfers Among Investment Divisions                          0           (79,759,226)              988,023             3,327,999
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              92,416,437             4,047,946               760,161             3,310,039
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                    128,422,357             6,677,058             1,876,801             4,317,415
Net Assets Beginning Balance                         238,924,322            44,182,360            14,833,421            10,756,980
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        367,346,679  $         50,859,418  $         16,710,222  $         15,074,395
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------

						    Capital               Growth               Multiple                High
						     Stock                 Stock               Strategy                Yield
						   Portfolio             Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          1,534,321  $          2,954,096  $          1,430,984  $          1,815,929
 Mortality and Expense Charges                          (304,549)             (317,291)             (222,898)             (175,173)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         1,229,772             2,636,805             1,208,086             1,640,756
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             177,958               519,115               (43,217)               66,054
 Net Change in Unrealized Gains (Losses)               4,630,014             6,064,599             2,796,441                (5,499)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       4,807,972             6,583,714             2,753,224                60,555
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             6,037,744             9,220,519             3,961,310             1,701,311
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,655,250             3,002,127             1,618,485             1,133,832
 Transfers of Policy Loading, Net                         23,121                23,716              (122,374)              (57,681)
 Transfers Due to Deaths                                 (93,442)             (110,623)             (132,745)              (97,350)
 Transfers Due to Other Terminations                    (484,772)             (324,025)             (390,645)             (204,648)
 Transfers Due to Policy Loans                          (235,369)             (485,892)              (84,527)             (113,971)
 Transfers of Cost of Insurance                         (486,711)             (543,329)             (360,114)             (275,393)
 Transfers of Loan Processing Charges                     (7,416)               (9,043)               (4,636)               (5,844)
 Transfers Among Investment Divisions                  5,273,125             6,858,211             2,873,888             9,318,948
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               6,643,786             8,411,142             3,397,332             9,697,893
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     12,681,530            17,631,661             7,358,642            11,399,204
Net Assets Beginning Balance                          25,862,344            24,989,798            20,376,299            13,166,433
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         38,543,874  $         42,621,459  $         27,734,941  $         24,565,637
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
														      Global
						    Natural               Global                                      Utility
						   Resources             Strategy              Balanced                Focus
						   Portfolio             Portfolio             Portfolio               Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             16,971  $          1,984,898  $          1,063,388  $             48,805
 Mortality and Expense Charges                           (22,152)             (322,626)              (95,480)              (13,670)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (5,181)            1,662,272               967,908                35,135
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             111,013               196,560                49,619                49,962
 Net Change in Unrealized Gains (Losses)                (413,042)            1,050,704               545,849               269,176
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                        (302,029)            1,247,264               595,468               319,138
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (307,210)            2,909,536             1,563,376               354,273
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               171,332             3,285,567               747,249               111,780
 Transfers of Policy Loading, Net                        (10,221)             (115,769)              (66,625)               (4,198)
 Transfers Due to Deaths                                       0              (138,684)              (45,737)                    0
 Transfers Due to Other Terminations                     (44,526)             (511,741)              (94,509)              (11,478)
 Transfers Due to Policy Loans                               362              (258,709)              (63,906)              (14,092)
 Transfers of Cost of Insurance                          (32,834)             (576,387)             (156,716)              (19,823)
 Transfers of Loan Processing Charges                       (319)              (10,810)               (2,576)                 (130)
 Transfers Among Investment Divisions                    212,353             6,664,342             1,705,254               374,103
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 296,147             8,337,809             2,022,434               436,162
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (11,063)           11,247,345             3,585,810               790,435
Net Assets Beginning Balance                           2,239,532            28,040,964             8,573,557             1,144,485
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,228,469  $         39,288,309  $         12,159,367  $          1,934,920
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						 International            Global                 Basic              Developing
						    Equity                 Bond                  Value                Capital
						    Focus                  Focus                 Focus             Markets Focus
						     Fund                  Fund                  Fund                  Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            214,325  $             61,646  $          2,148,291  $             92,408
 Mortality and Expense Charges                           (92,275)               (8,564)             (280,173)              (58,702)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           122,050                53,082             1,868,118                33,706
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             193,102                (8,217)              319,132                87,634
 Net Change in Unrealized Gains (Losses)              (1,033,706)              (32,725)            2,665,523              (718,388)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                        (840,604)              (40,942)            2,984,655              (630,754)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (718,554)               12,140             4,852,773              (597,048)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,097,659               112,341             2,539,207               796,454
 Transfers of Policy Loading, Net                         (9,101)                 (502)              (81,910)                1,174
 Transfers Due to Deaths                                (108,221)                    0               (98,994)              (37,303)
 Transfers Due to Other Terminations                     (55,367)               (9,771)             (200,584)              (63,117)
 Transfers Due to Policy Loans                           (19,024)              (11,222)             (322,540)              (63,397)
 Transfers of Cost of Insurance                         (169,695)              (15,333)             (502,869)              (93,497)
 Transfers of Loan Processing Charges                     (2,465)                  (14)               (5,680)               (1,150)
 Transfers Among Investment Divisions                  2,569,724               (20,382)           15,311,530               779,810
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               3,303,510                55,117            16,638,160             1,318,974
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,584,956                67,257            21,490,933               721,926
Net Assets Beginning Balance                           7,794,744               938,559            19,345,706             4,934,396
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         10,379,700  $          1,005,816  $         40,836,639  $          5,656,322
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						    Special                                                             MFS
						     Value                 Index                Premier              Emerging
						     Focus                  500                 Growth                Growth
						     Fund                  Fund                Portfolio              Series
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             85,609  $                  0  $                888  $                  0
 Mortality and Expense Charges                           (25,040)              (15,755)              (16,038)              (10,636)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            60,569               (15,755)              (15,150)              (10,636)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              25,948                 4,833                17,322                31,933
 Net Change in Unrealized Gains (Losses)                 139,551               294,968               195,126                64,983
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         165,499               299,801               212,448                96,916
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               226,068               284,046               197,298                86,280
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               132,757                53,563               201,131                68,836
 Transfers of Policy Loading, Net                         (4,099)               (2,313)                7,645                 3,043
 Transfers Due to Deaths                                       0               (15,178)                    0                     0
 Transfers Due to Other Terminations                      (5,437)               (2,863)               (1,986)               (4,728)
 Transfers Due to Policy Loans                            (4,230)                 (395)              (18,646)              (10,611)
 Transfers of Cost of Insurance                          (31,479)              (19,968)              (30,555)              (30,261)
 Transfers of Loan Processing Charges                       (311)                 (626)               (1,029)                 (518)
 Transfers Among Investment Divisions                  1,570,344             4,154,793             5,681,005             3,187,612
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               1,657,545             4,167,013             5,837,565             3,213,373
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      1,883,613             4,451,059             6,034,863             3,299,653
Net Assets Beginning Balance                           1,667,274                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          3,550,887  $          4,451,059  $          6,034,863  $          3,299,653
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
											       AIM V.I.
						      MFS                AIM V.I.               Capital
						   Research                Value             Appreciation              1997
						    Series                 Fund                  Fund                  Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $            124,894  $             17,382  $                  0
 Mortality and Expense Charges                           (10,708)               (9,699)               (4,667)                 (356)
 Transaction Charges                                           0                     0                     0                  (129)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (10,708)              115,195                12,715                  (485)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              14,825                 7,233                18,270                32,599
 Net Change in Unrealized Gains (Losses)                  67,120               (73,720)              (49,949)              (30,951)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          81,945               (66,487)              (31,679)                1,648
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                71,237                48,708               (18,964)                1,163
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                86,976                56,856                55,299                     0
 Transfers of Policy Loading, Net                          2,776                   (53)                1,870                (1,313)
 Transfers Due to Deaths                                       0               (11,341)                    0                     0
 Transfers Due to Other Terminations                      (2,421)               (3,980)                 (150)                  216
 Transfers Due to Policy Loans                           (25,774)                   24               (11,453)                    0
 Transfers of Cost of Insurance                          (19,326)              (18,707)               (8,800)                 (331)
 Transfers of Loan Processing Charges                       (542)                 (664)                 (191)                   44
 Transfers Among Investment Divisions                  3,299,288             3,432,485             1,329,926              (353,324)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               3,340,977             3,454,620             1,366,501              (354,708)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      3,412,214             3,503,328             1,347,537              (353,545)
Net Assets Beginning Balance                                   0                     0                     0               353,545
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          3,412,214  $          3,503,328  $          1,347,537  $                  0
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     1998                  1999                  2000                  2001
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (8,966)              (10,685)               (8,105)               (2,038)
 Transaction Charges                                      (3,384)               (4,034)               (3,061)                 (772)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (12,350)              (14,719)              (11,166)               (2,810)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               5,521                 9,645                14,192                 3,810
 Net Change in Unrealized Gains (Losses)                  49,493                61,471                45,718                14,238
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          55,014                71,116                59,910                18,048
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                42,664                56,397                48,744                15,238
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,016                 3,172                 9,609                 3,327
 Transfers of Policy Loading, Net                         (7,846)               (9,449)               (6,592)               (5,055)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                          59                    55               (29,935)                  (79)
 Transfers Due to Policy Loans                            (1,787)                2,400                (6,763)              (20,654)
 Transfers of Cost of Insurance                           (7,118)              (13,088)              (10,007)               (2,772)
 Transfers of Loan Processing Charges                        (50)                 (812)                 (234)                  (48)
 Transfers Among Investment Divisions                      4,943                22,918               135,012               143,929
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  (9,783)                5,196                91,090               118,648
					    --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
Net Assets Beginning Balance                              32,881                61,593               139,834               133,886
							 975,982             1,160,676               796,195               164,361
Net Assets Ending Balance                   --------------------- --------------------- --------------------- ---------------------
					    $          1,008,863  $          1,222,269  $            936,029  $            298,247
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2002                  2003                  2004                  2005
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (6,076)               (2,431)               (9,680)               (6,524)
 Transaction Charges                                      (2,295)                 (920)               (3,658)               (2,463)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (8,371)               (3,351)              (13,338)               (8,987)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               6,813                 5,427                38,160                10,438
 Net Change in Unrealized Gains (Losses)                  48,467                22,626                73,112                69,622
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          55,280                28,053               111,272                80,060
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                46,909                24,702                97,934                71,073
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 6,610                28,786                18,132
 Transfers of Policy Loading, Net                         (4,924)                 (992)                  (60)               (4,530)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                           1                   (75)                3,305                (8,291)
 Transfers Due to Policy Loans                            (9,150)              (15,991)              (28,232)                    0
 Transfers of Cost of Insurance                           (7,559)               (3,882)              (11,795)               (8,283)
 Transfers of Loan Processing Charges                        (37)                 (415)                 (109)                  (19)
 Transfers Among Investment Divisions                     65,946               130,100               208,675               (13,957)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  44,277               115,355               200,570               (16,948)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         91,186               140,057               298,504                54,125
Net Assets Beginning Balance                             620,003               211,188               954,766               709,126
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            711,189  $            351,245  $          1,253,270  $            763,251
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2006                  2007                  2008                  2009
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (2,228)               (1,059)               (2,939)                 (705)
 Transaction Charges                                        (842)                 (402)               (1,111)                 (266)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (3,070)               (1,461)               (4,050)                 (971)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               1,717                   801                 3,163                 9,593
 Net Change in Unrealized Gains (Losses)                  27,825                19,338                47,651                  (248)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          29,542                20,139                50,814                 9,345
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                26,472                18,678                46,764                 8,374
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                39,168                 1,717                38,579                16,681
 Transfers of Policy Loading, Net                           (919)                 (845)               (1,053)               (1,800)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (14)                  (93)                  (80)              (30,350)
 Transfers Due to Policy Loans                                 0                     0                (4,900)                    0
 Transfers of Cost of Insurance                           (1,902)               (1,181)               (3,846)               (1,535)
 Transfers of Loan Processing Charges                         (5)                  (18)                 (338)                    1
 Transfers Among Investment Divisions                         79               130,235               100,294                   (20)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  36,407               129,815               128,656               (17,023)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         62,879               148,493               175,420                (8,649)
Net Assets Beginning Balance                             234,452                32,876               243,741                90,000
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            297,331  $            181,369  $            419,161  $             81,351
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2010                  2011                  2013                  2014
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                     $                  0  $                  0
 Mortality and Expense Charges                            (4,808)               (1,691)               (1,378)              (28,105)
 Transaction Charges                                      (1,815)                 (637)                 (521)              (10,618)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (6,623)               (2,328)               (1,899)              (38,723)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              85,341                73,982                   479                23,472
 Net Change in Unrealized Gains (Losses)                  (3,039)               49,240                31,648               651,287
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          82,302               123,222                32,127               674,759
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                75,679               120,894                30,228               636,036
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 5,603                 2,413                46,077               132,112
 Transfers of Policy Loading, Net                          7,604                (8,160)                3,553                (8,054)
 Transfers Due to Deaths                                  (1,244)                    0                     0                     0
 Transfers Due to Other Terminations                         375              (190,109)                  (33)                 (299)
 Transfers Due to Policy Loans                                 0                     0                     0               (10,631)
 Transfers of Cost of Insurance                           (4,517)               (2,471)               (1,587)              (31,084)
 Transfers of Loan Processing Charges                        (81)                   13                   (51)                 (765)
 Transfers Among Investment Divisions                   (100,379)              (75,903)                6,517               461,780
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 (92,639)             (274,217)               54,476               543,059
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (16,960)             (153,323)               84,704             1,179,095
Net Assets Beginning Balance                             558,584               322,763               117,834             2,531,378
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            541,624  $            169,440  $            202,538  $          3,710,473
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

											Divisions Investing In
								  -----------------------------------------------------------------
											     Intermediate            Long-Term
						     Total                 Money              Government             Corporate
						   Separate               Reserve                Bond                  Bond
						    Account              Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         12,043,745  $          2,259,703  $            882,178  $            625,900
 Mortality and Expense Charges                        (1,751,522)             (338,561)             (118,016)              (83,645)
 Transaction Charges                                     (28,838)                    0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        10,263,385             1,921,142               764,162               542,255
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
   on Investments:
 Net Realized Gains (Losses)                             (45,179)                    0                18,190               (69,537)
 Net Change in Unrealized Gains (Losses)               8,986,838                     0              (494,507)             (262,935)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       8,941,659                     0              (476,317)             (332,472)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            19,205,044             1,921,142               287,845               209,783
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            70,164,840            57,111,336               274,240               441,258
 Transfers of Policy Loading, Net                      3,408,619             3,817,075               (65,305)              (45,661)
 Transfers Due to Deaths                                (813,683)             (279,751)              (18,739)              (40,588)
 Transfers Due to Other Terminations                  (2,808,710)             (380,432)              (76,682)             (101,534)
 Transfers Due to Policy Loans                        (2,600,351)           (1,084,294)              (52,385)              (42,333)
 Transfers of Cost of Insurance                       (3,101,640)             (629,669)             (140,278)             (119,430)
 Transfers of Loan Processing Charges                    (50,705)              (10,186)               (1,605)               (1,801)
 Transfers Among Investment Divisions                          0           (49,154,498)            2,922,480             2,331,559
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              64,198,370             9,389,581             2,841,726             2,421,470
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     83,403,414            11,310,723             3,129,571             2,631,253
Net Assets Beginning Balance                         155,520,908            32,871,637            11,703,850             8,125,727
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        238,924,322  $         44,182,360  $         14,833,421  $         10,756,980
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------

						    Capital               Growth               Multiple                High
						     Stock                 Stock               Strategy                Yield
						   Portfolio             Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          2,849,273  $            474,609  $          2,134,807  $            991,648
 Mortality and Expense Charges                          (189,168)             (168,016)             (161,312)              (93,784)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         2,660,105               306,593             1,973,495               897,864
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                            (192,580)               76,061              (205,247)              (38,619)
 Net Change in Unrealized Gains (Losses)                 677,575             2,799,507               511,360               263,711
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         484,995             2,875,568               306,113               225,092
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             3,145,100             3,182,161             2,279,608             1,122,956
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,079,423             1,942,040             1,309,262               764,317
 Transfers of Policy Loading, Net                        (43,754)              (21,164)              (65,905)              (51,806)
 Transfers Due to Deaths                                 (92,681)               (8,492)              (75,789)               (3,979)
 Transfers Due to Other Terminations                    (321,383)             (260,142)             (312,254)             (358,814)
 Transfers Due to Policy Loans                          (145,225)             (397,438)             (171,503)             (204,029)
 Transfers of Cost of Insurance                         (328,889)             (333,742)             (276,061)             (163,545)
 Transfers of Loan Processing Charges                     (5,535)               (6,120)               (4,502)               (4,660)
 Transfers Among Investment Divisions                  4,872,794             7,878,892             1,654,189             4,143,862
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               6,014,750             8,793,834             2,057,437             4,121,346
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      9,159,850            11,975,995             4,337,045             5,244,302
Net Assets Beginning Balance                          16,702,494            13,013,803            16,039,254             7,922,131
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         25,862,344  $         24,989,798  $         20,376,299  $         13,166,433
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
														      Global
						    Natural               Global                                      Utility
						   Resources             Strategy              Balanced                Focus
						   Portfolio             Portfolio             Portfolio               Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             35,904  $            658,077  $            339,821  $             26,694
 Mortality and Expense Charges                           (18,240)             (216,109)              (61,936)               (6,067)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            17,664               441,968               277,885                20,627
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              88,450                51,512                16,557                 6,978
 Net Change in Unrealized Gains (Losses)                 143,526             2,581,792               341,710                68,172
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         231,976             2,633,304               358,267                75,150
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               249,640             3,075,272               636,152                95,777
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               181,972             2,473,052               553,126                47,855
 Transfers of Policy Loading, Net                         (3,920)              (44,092)              (27,821)                   40
 Transfers Due to Deaths                                       0              (158,560)               (1,125)                    0
 Transfers Due to Other Terminations                     (55,127)             (514,227)             (209,048)                 (554)
 Transfers Due to Policy Loans                           (22,880)             (192,425)              (60,254)               (5,578)
 Transfers of Cost of Insurance                          (28,415)             (421,815)             (118,014)              (10,007)
 Transfers of Loan Processing Charges                       (167)               (6,017)               (2,108)                 (145)
 Transfers Among Investment Divisions                    291,252             3,487,282             2,554,987               650,138
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 362,715             4,623,198             2,689,743               681,749
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        612,355             7,698,470             3,325,895               777,526
Net Assets Beginning Balance                           1,627,177            20,342,494             5,247,662               366,959
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,239,532  $         28,040,964  $          8,573,557  $          1,144,485
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						 International            Global                 Basic
						    Equity                 Bond                  Value             International
						    Focus                 Focus                  Focus                 Bond
						     Fund                  Fund                  Fund                  Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             58,526  $             29,074  $            596,893  $             19,027
 Mortality and Expense Charges                           (55,091)               (3,779)             (118,246)               (2,285)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             3,435                25,295               478,647                16,742
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               1,353                   347                54,169                (2,241)
 Net Change in Unrealized Gains (Losses)                 266,897                 7,902             1,807,802                  (796)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         268,250                 8,249             1,861,971                (3,037)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               271,685                33,544             2,340,618                13,705
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               756,559                40,516             1,276,821                44,422
 Transfers of Policy Loading, Net                         (3,515)                  509                (5,302)                  902
 Transfers Due to Deaths                                 (33,903)                    0               (68,358)                 (877)
 Transfers Due to Other Terminations                     (41,605)                 (552)             (123,456)                1,893
 Transfers Due to Policy Loans                           (64,171)                    0               (76,540)                 (988)
 Transfers of Cost of Insurance                         (114,440)               (5,978)             (241,687)               (4,818)
 Transfers of Loan Processing Charges                     (1,964)                 (147)               (2,269)                  (41)
 Transfers Among Investment Divisions                  2,803,185               284,230             7,975,786               218,985
 Transfer of Merged Funds                                      0               367,255                     0              (367,255)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               3,300,146               685,833             8,734,995              (107,777)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      3,571,831               719,377            11,075,613               (94,072)
Net Assets Beginning Balance                           4,222,913               219,182             8,270,093                94,072
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          7,794,744  $            938,559  $         19,345,706  $                  0
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						  Developing              Special
						    Capital                Value
						 Markets Focus             Focus                 1996                  1997
						     Fund                  Fund                  Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             61,179  $                432  $                  0  $                  0
 Mortality and Expense Charges                           (36,040)               (4,712)                 (249)               (2,858)
 Transaction Charges                                           0                     0                   (91)               (1,075)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            25,139                (4,280)                 (340)               (3,933)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             (20,703)                 (914)               10,567                 1,373
 Net Change in Unrealized Gains (Losses)                 250,904                38,506                (9,400)               14,566
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         230,201                37,592                 1,167                15,939
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               255,340                33,312                   827                12,006
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               610,043                25,818                     0                 3,518
 Transfers of Policy Loading, Net                         11,064                 1,255                  (728)               (2,396)
 Transfers Due to Deaths                                 (30,841)                    0                     0                     0
 Transfers Due to Other Terminations                     (31,692)               (1,214)                  159                   (67)
 Transfers Due to Policy Loans                           (57,503)                    0                     0                 1,090
 Transfers of Cost of Insurance                          (64,681)               (7,114)                 (210)               (3,936)
 Transfers of Loan Processing Charges                       (863)                 (221)                   23                   (46)
 Transfers Among Investment Divisions                  1,835,923             1,615,438              (222,425)               65,390
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               2,271,450             1,633,962              (223,181)               63,553
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,526,790             1,667,274              (222,354)               75,559
Net Assets Beginning Balance                           2,407,606                     0               222,354               277,986
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          4,934,396  $          1,667,274  $                  0  $            353,545
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     1998                  1999                  2000                  2001
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (8,548)               (9,461)               (6,622)                 (967)
 Transaction Charges                                      (3,218)               (3,562)               (2,493)                 (365)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (11,766)              (13,023)               (9,115)               (1,332)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               6,017                 5,854                12,442                   700
 Net Change in Unrealized Gains (Losses)                  37,385                37,303                12,222                 4,215
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          43,402                43,157                24,664                 4,915
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                31,636                30,134                15,549                 3,583
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,729                 2,079                11,888                 1,320
 Transfers of Policy Loading, Net                         (7,282)               (9,924)               (4,276)                 (634)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (17,187)               13,021                   (80)               (9,468)
 Transfers Due to Policy Loans                               (34)                3,211               (12,327)                    0
 Transfers of Cost of Insurance                           (6,841)              (12,333)               (7,564)                 (930)
 Transfers of Loan Processing Charges                        (90)                 (606)                 (122)                  (44)
 Transfers Among Investment Divisions                    151,070               136,353                52,712               114,790
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 122,365               131,801                40,231               105,034
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        154,001               161,935                55,780               108,617
Net Assets Beginning Balance                             821,981               998,741               740,415                55,744
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            975,982  $          1,160,676  $            796,195  $            164,361
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2002                  2003                  2004                  2005
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (4,865)               (1,249)               (7,310)               (7,624)
 Transaction Charges                                      (1,836)                 (471)               (2,753)               (2,871)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (6,701)               (1,720)              (10,063)              (10,495)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               3,431                   936                17,968                48,027
 Net Change in Unrealized Gains (Losses)                  10,227                 4,471               (10,934)              (65,787)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          13,658                 5,407                 7,034               (17,760)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 6,957                 3,687                (3,029)              (28,255)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 9,067                24,881                21,785
 Transfers of Policy Loading, Net                         (2,544)                 (127)               (5,811)               (3,031)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                        (335)                  (86)               17,456               (23,693)
 Transfers Due to Policy Loans                            (3,280)                    0                (3,357)               (2,263)
 Transfers of Cost of Insurance                           (6,687)               (2,134)              (11,301)               (8,848)
 Transfers of Loan Processing Charges                        (65)                 (369)                 (254)                  (38)
 Transfers Among Investment Divisions                    429,537                95,804               127,953               115,644
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 416,626               102,155               149,567                99,556
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        423,583               105,842               146,538                71,301
Net Assets Beginning Balance                             196,420               105,346               808,228               637,825
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            620,003  $            211,188  $            954,766  $            709,126
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2006                  2007                  2008                  2009
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (1,207)                 (282)               (1,849)                 (689)
 Transaction Charges                                        (456)                 (107)                 (697)                 (259)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (1,663)                 (389)               (2,546)                 (948)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                 655                   202                 2,072                   542
 Net Change in Unrealized Gains (Losses)                   3,403                  (764)               (4,484)               (1,142)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                           4,058                  (562)               (2,412)                 (600)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 2,395                  (951)               (4,958)               (1,548)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 1,301                33,415                     0
 Transfers of Policy Loading, Net                           (506)                 (218)                  556                  (158)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (15)                   (2)                  (65)                  (22)
 Transfers Due to Policy Loans                                 0                     0                 1,630                     0
 Transfers of Cost of Insurance                           (1,015)                 (385)               (2,980)               (1,195)
 Transfers of Loan Processing Charges                        (23)                   (1)                 (304)                   (4)
 Transfers Among Investment Divisions                    162,335                     2                22,434                20,781
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 160,776                   697                54,686                19,402
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        163,171                  (254)               49,728                17,854
Net Assets Beginning Balance                              71,281                33,130               194,013                72,146
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            234,452  $             32,876  $            243,741  $             90,000
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2010                  2011                  2013                  2014
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (3,648)               (2,818)                 (822)              (15,447)
 Transaction Charges                                      (1,376)               (1,061)                 (310)               (5,837)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (5,024)               (3,879)               (1,132)              (21,284)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              (1,501)                3,521                 2,269                55,970
 Net Change in Unrealized Gains (Losses)                   5,242              (124,824)               (1,550)               75,563
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                           3,741              (121,303)                  719               131,533
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                (1,283)             (125,182)                 (413)              110,249
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,719                 2,406                47,499                68,173
 Transfers of Policy Loading, Net                          4,058                (1,867)                4,531               (13,624)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                        (218)                  (13)                   26                (1,298)
 Transfers Due to Policy Loans                            (7,845)                    0                   370                     0
 Transfers of Cost of Insurance                           (3,366)               (3,609)               (1,853)              (17,870)
 Transfers of Loan Processing Charges                        (48)                   (6)                  (69)                 (288)
 Transfers Among Investment Divisions                    266,394               108,244                   120             1,986,378
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 261,694               105,155                50,624             2,021,471
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        260,411               (20,027)               50,211             2,131,720
Net Assets Beginning Balance                             298,173               342,790                67,623               399,658
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            558,584  $            322,763  $            117,834  $          2,531,378
					    ===================== ===================== ===================== =====================






























INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1998 and 1997, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.





February 22, 1999

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1998 AND 1997
(Dollars in Thousands)


ASSETS                                                                    1998                  1997
-------                                                              -------------         -------------
INVESTMENTS:
Fixed maturity securities, at estimated fair value
   (amortized cost: 1998 - $2,504,599; 1997 - $2,927,562)            $  2,543,097          $  3,008,608
Equity securities, at estimated fair value
   (cost: 1998 - $162,710; 1997 - $72,599)                                158,591                73,612
Trading account securities, at estimated fair value                        17,280                15,625
Real estate held-for-sale                                                  25,960                31,805
Policy loans on insurance contracts                                     1,139,456             1,118,139
                                                                     -------------         -------------
   Total Investments                                                    3,884,384             4,247,789


CASH AND CASH EQUIVALENTS                                                  95,377                86,388
ACCRUED INVESTMENT INCOME                                                  73,459                78,224
DEFERRED POLICY ACQUISITION COSTS                                         405,640               365,105
FEDERAL INCOME TAXES - DEFERRED                                             9,403                     -
REINSURANCE RECEIVABLES                                                     2,893                 1,617
AFFILIATED RECEIVABLES - NET                                                    -                   166
RECEIVABLES FROM SECURITIES SOLD                                           14,938                75,820
OTHER ASSETS                                                               46,512                49,353
SEPARATE ACCOUNTS ASSETS                                               10,571,489             9,149,119
                                                                     -------------         -------------

TOTAL ASSETS                                                         $ 15,104,095          $ 14,053,581
                                                                     =============         =============






See notes to financial statements.


LIABILITIES AND STOCKHOLDER'S EQUITY                                     1998                  1997
------------------------------------                                -------------          -------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                  $  3,816,744           $  4,188,110
   Claims and claims settlement expenses                                  63,925                 50,574
                                                                    -------------          -------------
          Total policy liabilities and accruals                        3,880,669              4,238,684

 OTHER POLICYHOLDER FUNDS                                                 20,802                 27,160
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                  13,864                 15,374
 FEDERAL INCOME TAXES - DEFERRED                                               -                  1,183
 FEDERAL INCOME TAXES - CURRENT                                           15,840                 24,438
 AFFILIATED PAYABLES - NET                                                   822                      -
 PAYABLES FOR SECURITIES PURCHASED                                        10,541                 95,135
 UNEARNED POLICY CHARGE REVENUE                                           55,235                 32,102
 OTHER LIABILITIES                                                        24,273                 22,332
 SEPARATE ACCOUNTS LIABILITIES                                        10,559,459              9,149,119
                                                                    -------------          -------------
          Total Liabilities                                           14,581,505             13,605,527
                                                                    -------------          -------------
STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 200,000 shares
   authorized, issued and outstanding                                      2,000                  2,000
 Additional paid-in capital                                              347,324                347,324
 Retained earnings                                                       173,496                 80,735
 Accumulated other comprehensive income (loss)                              (230)                17,995
                                                                    -------------          -------------
          Total Stockholder's Equity                                     522,590                448,054
                                                                    -------------          -------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                          $ 15,104,095           $ 14,053,581
                                                                    =============          =============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
REVENUES:
 Investment revenue:
   Net investment income                                             $   272,038           $   308,702           $   336,661
   Net realized investment gains                                          12,460                13,289                 8,862
 Policy charge revenue                                                   197,662               178,933               158,829
                                                                     ------------          ------------          ------------
        Total Revenues                                                   482,160               500,924               504,352
                                                                     ------------          ------------          ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                    195,676               209,542               235,255
 Market value adjustment expense                                           5,528                 4,079                 6,071
 Policy benefits (net of reinsurance recoveries: 1998 - $9,761;
   1997 - $10,439; 1996 - $8,317)                                         31,891                27,029                21,052
 Reinsurance premium ceded                                                19,972                17,879                15,582
 Amortization of deferred policy acquisition costs                        44,835                72,111                62,036
 Insurance expenses and taxes                                             51,735                49,105                47,077
                                                                     ------------          ------------          ------------
        Total Benefits and Expenses                                      349,637               379,745               387,073
                                                                     ------------          ------------          ------------
        Earnings Before Federal Income Tax Provision                     132,523               121,179               117,279
                                                                     ------------          ------------          ------------
FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                  40,535                52,705                22,814
 Deferred                                                                   (773)              (12,261)               15,078
                                                                     ------------          ------------          ------------
        Total Federal Income Tax Provision                                39,762                40,444                37,892
                                                                     ------------          ------------          ------------

NET EARNINGS                                                         $    92,761           $    80,735           $    79,387
                                                                     ============          ============          ============







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    92,761           $    80,735           $    79,387
                                                                     ------------          ------------          ------------
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding gains (losses) arising during the period       (31,718)               22,347               (79,749)
   Reclassification adjustment for gains included in net earnings        (15,932)              (12,390)               (8,622)
                                                                     ------------          ------------          ------------
    Net unrealized gains (losses) on investment securities               (47,650)                9,957               (88,371)

   Adjustments for:
     Policyholder liabilities                                             14,483                10,094                58,415
     Deferred policy acquisition costs                                     5,129                  (822)               12,411

 Income tax (expense) benefit related to items of
   other comprehensive income                                              9,813                (6,730)                6,141
                                                                     ------------          ------------          ------------
 Other comprehensive income (loss), net of tax                           (18,225)               12,499               (11,404)
                                                                     ------------          ------------          ------------
COMPREHENSIVE INCOME                                                 $    74,536           $    93,234           $    67,983
                                                                     ============          ============          ============






See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                                                    Accumulated
                                                                Additional                             Other             Total
                                                Common           Paid-in          Retained         Comprehensive     Stockholder's
                                                 Stock           Capital          Earnings         Income (loss)         Equity
                                              -----------      -----------       -----------       -------------     -------------
BALANCE, JANUARY 1, 1996                      $    2,000       $  501,455        $   76,482        $    16,900       $    596,837

 Dividend to Parent                                               (98,518)          (76,482)                             (175,000)
 Net earnings                                                                        79,387                                79,387
 Other comprehensive loss, net of tax                                                                  (11,404)           (11,404)
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1996                         2,000          402,937            79,387              5,496            498,820

 Dividend to Parent                                               (55,613)          (79,387)                             (135,000)
 Net earnings                                                                        80,735                                80,735
 Other comprehensive income, net of tax                                                                 12,499             12,499
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1997                         2,000          347,324            80,735             17,995            448,054

 Net earnings                                                                        92,761                                92,761
 Other comprehensive loss, net of tax                                                                  (18,225)           (18,225)
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1998                    $    2,000       $  347,324        $  173,496        $      (230)      $    522,590
                                              ===========      ===========       ===========       ============      =============







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                         1998                  1997                  1996
                                                                     -----------           -----------           -----------
OPERATING ACTIVITIES:
 Net earnings                                                        $   92,761            $   80,735            $   79,387
  Adjustments to reconcile net earnings to net cash and cash equivalents provided (used) by operating activities:
   Amortization of deferred policy acquisition costs                     44,835                72,111                62,036
   Capitalization of policy acquisition costs                           (80,241)              (71,577)              (43,668)
   Amortization (accretion) of investments                               (5,350)               (4,672)               (4,836)
   Net realized investment gains                                        (12,460)              (13,289)               (8,862)
   Interest credited to policyholders' account balances                 195,676               209,542               235,255
   Provision (benefit) for deferred Federal income tax                     (773)              (12,261)               15,078
   Changes in operating assets and liabilities:
      Accrued investment income                                           4,765                 7,962                 5,756
      Claims and claims settlement expenses                              13,351                10,908                 9,854
      Federal income taxes - current                                     (8,598)                3,470                13,935
      Other policyholder funds                                           (6,358)                7,740                 5,813
      Liability for guaranty fund assessments                            (1,510)               (3,399)               (2,371)
      Affiliated receivables/payables                                       988                (6,330)                3,735
   Policy loans on insurance contracts                                  (21,317)              (26,068)              (52,804)
   Trading account securities                                              (287)              (14,928)                    -
   Unearned policy charge revenue                                        23,133                11,269                 7,801
   Other, net                                                             3,506                   452               (10,194)
            Net cash and cash equivalents provided                   -----------           -----------           -----------
                by operating activities                                 242,121               251,665               315,915
                                                                     -----------           -----------           -----------
INVESTING ACTIVITIES:
   Sales of available-for-sale securities                               893,619               846,041               847,091
   Maturities of available-for-sale securities                          451,759               595,745               536,449
   Purchases of available-for-sale securities                        (1,028,086)           (1,156,222)             (956,840)
   Mortgage loans principal payments received                                 -                68,864                22,789
   Purchases of mortgage loans                                                -                (5,375)                    -
   Sales of real estate held-for-sale                                    14,135                 6,060                 5,407
   Recapture of investment in Separate Accounts                               -                11,026                 8,829
   Investment in Separate Accounts                                      (12,000)                  (21)              (10,063)
            Net cash and cash equivalents provided                   -----------           -----------           -----------
                by investing activities                                 319,427               366,118               453,662
                                                                     -----------           -----------           -----------




See notes to financial statements.
(Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Continued) (Dollars In Thousands)

                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $         -           $  (135,000)          $  (175,000)
   Policyholders' account balances:
       Deposits                                                        1,042,509             1,101,934               542,062
       Withdrawals (including transfers to/from Separate Accounts)    (1,595,068)           (1,593,320)           (1,090,572)
           Net cash and cash equivalents used                        ------------          ------------          ------------
               by financing activities                                  (552,559)             (626,386)             (723,510)
                                                                     ============          ============          ============
NET INCREASE (DECREASE) IN CASH AND
 CASH EQUIVALENTS                                                          8,989                (8,603)               46,067

CASH AND CASH EQUIVALENTS
 Beginning of year                                                        86,388                94,991                48,924
                                                                     ------------          ------------          ------------
 End of year                                                         $    95,377           $    86,388           $    94,991
                                                                     ============          ============          ============
Supplementary Disclosure of Cash Flow Information
 Cash paid to affiliates for:
   Federal income taxes                                              $    49,133           $    49,235           $     8,880
   Interest                                                                  860                   842                   988







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in Thousands)


NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Description of Business: Merrill Lynch Life Insurance Company (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

 The Company sells non-participating life insurance and annuity products primarily variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

 Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

 For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

 To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

 Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for mortality risk and the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

 Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

 For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

 Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency)
 BBB- or higher.

 All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains (losses).

 Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

 Policy loans on insurance contracts are stated at unpaid principal balances.

 Investments in limited partnerships are carried at cost.

 Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

 Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

 The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                            1998           1997           1996
                         -----------    -----------    -----------
 Beginning balance       $  102,252     $  112,249     $  124,833
 Capitalized amounts          6,085          5,077          5,077
 Interest accrued             7,669          9,653         10,669
 Amortization               (14,213)       (24,727)       (28,330)
                         -----------    -----------    -----------
 Ending balance          $  101,793     $  102,252     $  112,249
                         ===========    ===========    ===========

 The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    1999         $ 7,045
                    2000         $ 6,110
                    2001         $ 5,670
                    2002         $ 5,400
                    2003         $ 5,386

 Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 1998, the $12,030 excess of Separate Accounts Assets over Separate Accounts liabilities represents the Company's temporary investment in certain investment divisions that were made to facilitate the establishment of those investment divisions.

 Net investment income and net realized and unrealized gains
 (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

 Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

 Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products        4.00% -  5.70%
 Interest-sensitive deferred annuities   3.40% -  8.69%
 Immediate annuities                     3.00% - 10.00%

 These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

 Claims and Claims Settlement Expenses: For life insurance products, the liability equals the death benefit for claims that have been reported to the Company and an estimate based
 upon prior experience for unreported claims.   For annuity
 products, the liability equals the guaranteed minimum death benefit reserve.

 Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal tax liability.

 The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

 Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

 Unearned Policy Charge Revenue: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

 Accounting Pronouncements: During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". This pronouncement requires a Company to present disaggregated information based on the internal segments used in managing its business. Adoption did not impact the Company's financial position or results of operations, but it did affect the presentation of the Company's disclosures (See Note 9).

 In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and for Hedging Activities". This pronouncement will be effective for annual periods beginning after June 15, 1999. Adoption of this pronouncement is not expected to have a material impact on the Company's financial position or results of operations.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                 1998            1997
                                             ------------   -------------
  Assets:
   Fixed maturity securities (1)            $  2,543,097    $  3,008,608
   Equity securities (1), (2)                    158,591          73,612
   Trading account securities (1)                 17,280          15,625
   Policy loans on insurance contracts (3)     1,139,456       1,118,139
   Cash and cash equivalents (4)                  95,377          86,388
   Separate Accounts assets (5)               10,571,489       9,149,119
                                            -------------   -------------
  Total financial instruments               $ 14,525,290    $ 13,451,491
                                            =============   =============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value, having an amortized cost of $376,993 and $389,728, had an estimated fair value of $375,470 and $396,253, respectively.

 (2) The Company has investments in two limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships. At December 31, 1998 and 1997, the Company's limited partnership investments were $11,569 and $4,744, respectively.

 (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (5) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3.   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                              1998
                                              -----------------------------------------------------------------
                                                  Cost /           Gross             Gross           Estimated
                                                Amortized        Unrealized        Unrealized          Fair
                                                  Cost             Gains             Losses            Value
                                              ------------      ------------      ------------      -----------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,079,867       $    56,703       $    29,078       $ 2,107,492
   Mortgage-backed securities                     229,197             7,908                43           237,062
   U.S. Government and agencies                   150,500             6,393             1,328           155,565
   Foreign governments                             21,157                35             2,996            18,196
   Municipals                                      23,878               905                 1            24,782
                                              ------------      ------------      ------------      ------------
      Total fixed maturity securities         $ 2,504,599       $    71,944       $    33,446       $ 2,543,097
                                              ============      ============      ============      ============

  Equity securities:
   Non-redeemable preferred stocks            $   151,130       $       699       $     4,823       $   147,006
   Limited partnerships                            11,569                 -                 -            11,569
   Common stocks                                       11                 5                 -                16
                                              ------------      ------------      ------------      ------------
      Total equity securities                 $   162,710       $       704       $     4,823       $   158,591
                                              ============      ============      ============      ============


                                                                              1997
                                              -----------------------------------------------------------------
                                                 Cost /            Gross            Gross            Estimated
                                                Amortized        Unrealized       Unrealized           Fair
                                                  Cost             Gains            Losses             Value
                                              ------------      ------------      ------------      ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,412,171       $    73,318       $     6,963       $ 2,478,526
   Mortgage-backed securities                     339,015            12,320               224           351,111
   U.S. Government and agencies                   119,107             2,767               111           121,763
   Foreign governments                             36,585               198             1,125            35,658
   Municipals                                      20,684               866                 -            21,550
                                              ------------      ------------      ------------      ------------
      Total fixed maturity securities         $ 2,927,562       $    89,469       $     8,423       $ 3,008,608
                                              ============      ============      ============      ============
  Equity securities:
   Non-redeemable preferred stocks            $    67,845       $     1,187       $       185       $    68,847
   Limited partnerships                             4,744                 -                 -             4,744
   Common stocks                                       10                11                 -                21
                                              ------------      ------------      ------------      ------------
      Total equity securities                 $    72,599       $     1,198       $       185       $    73,612
                                              ============      ============      ============      ============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by contractual maturity were:

                                                                Estimated
                                               Amortized           Fair
                                                  Cost             Value
                                              ------------      ------------
  Fixed maturity securities:
   Due in one year or less                    $   383,825       $   383,628
   Due after one year through five years          926,665           950,938
   Due after five years through ten years         599,278           610,339
   Due after ten years                            365,634           361,130
                                              ------------      ------------
                                                2,275,402         2,306,035
   Mortgage-backed securities                     229,197           237,062
                                              ------------      ------------
    Total fixed maturity securities           $ 2,504,599       $ 2,543,097
                                              ============      ============

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by rating agency equivalent were:
                                                                 Estimated
                                               Amortized           Fair
                                                 Cost              Value
                                              ------------      ------------
  AAA                                         $   479,923       $   495,661
  AA                                              146,703           148,169
  A                                               756,880           773,977
  BBB                                             992,041         1,005,835
  Non-investment grade                            129,052           119,455
                                              ------------      ------------
    Total fixed maturity securities           $ 2,504,599       $ 2,543,097
                                              ============      ============

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from available-for-sale investments had actually been realized, with corresponding credits or charges reported in stockholder's equity as a component of accumulated other comprehensive income (loss), net of taxes. The following reconciles net unrealized investment gains (losses) on available-for-sale investments at December 31:

                                                       1998           1997
                                                   ------------    ------------
  Assets:
   Fixed maturity securities                       $    38,498     $    81,046
   Equity securities                                    (4,119)          1,013
   Deferred policy acquisition costs                      (323)         (5,452)
   Federal income taxes - deferred                         124               -
   Separate Accounts assets                                 30               -
                                                   ------------    ------------
                                                        34,210          76,607
                                                   ------------    ------------
  Liabilities:
   Policyholders' account balances                      34,440          48,923
   Federal income taxes - deferred                           -           9,689
                                                   ------------    ------------
                                                        34,440          58,612
                                                   ------------    ------------
  Stockholder's equity:
   Accumulated other comprehensive income (loss)   $      (230)    $    17,995
                                                   ============    ============


 During the third quarter 1997, the Company provided $15,000 initial funding for a trading portfolio, composed of convertible debt and equity securities. The net unrealized holdings gains on trading account securities included in net realized investment gains were $932 and $520 at December 31, 1998 and 1997, respectively.

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                          1998          1997          1996
                                       ----------    ----------    ----------
  Proceeds                             $  893,619    $  846,041    $  847,091
  Gross realized investment gains          20,232        16,783        19,078
  Gross realized investment losses         17,429         7,193        10,749

 The Company had investment securities with a carrying value of $27,189 and $26,508 that were deposited with insurance regulatory authorities at December 31, 1998 and 1997, respectively.

 At December 31, 1998, the Company's $12,030 investment in
 Separate Account assets included $30 of unrealized gains.
 During 1997, the Company realized a $1,005 gain on the sale of its investment in the Separate Accounts.

 All outstanding mortgage loans were repaid during 1997.
 Information on impaired loans for the years ended December 31 follows:

                                                        1997           1996
                                                     -----------    -----------
  Average investment in impaired loans               $   30,945     $   79,668
  Interest income recognized (cash basis)                 2,830          4,848


 For the years ended December 31, 1997 and 1996, $7,891 and
 $28,555, respectively, of real estate held-for-sale was acquired in satisfaction of debt.

 Net investment income arose from the following sources for the years ended December 31:

                                           1998          1997           1996
                                      ------------   -----------    -----------
  Fixed maturity securities           $   202,313    $  236,325     $  266,916
  Equity securities                         9,234         3,020          1,876
  Mortgage loans                                -         4,627          9,764
  Real estate held-for-sale                 2,264         1,939            563
  Policy loans on insurance contracts      59,236        57,998         56,512
  Cash and cash equivalents                 3,912         9,570          6,710
  Other                                       761           709            899
                                      ------------   -----------    -----------
  Gross investment income                 277,720       314,188        343,240
  Less investment expenses                 (5,682)       (5,486)        (6,579)
                                      ------------   -----------    -----------
  Net investment income               $   272,038    $  308,702     $  336,661
                                      ============   ===========    ===========

Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31:

                                          1998           1997           1996
                                      ------------   -----------    -----------
  Fixed maturity securities           $     2,617    $    6,149     $    4,690
  Equity securities                           186         3,441          3,639
  Trading account securities                1,368           697              -
  Investment in Separate Accounts               -         1,005            106
  Mortgage loans                                -         6,252            599
  Real estate held-for-sale                 8,290        (4,252)          (171)
  Cash and cash equivalents                    (1)           (3)            (1)
                                      ------------   -----------    -----------
  Net realized investment gains       $    12,460    $   13,289     $    8,862
                                      ============   ===========    ===========

 The following is a reconciliation of the change in valuation allowances that were recorded to reflect other-than-temporary declines in the estimated fair value of mortgage loans for the years ended December 31, 1997 and 1996.

                         Balance at   Additions                   Balance at
                         Beginning    Charged to      Write -        End
                          of Year     Operations       Downs        of Year
                        -----------   -----------   -----------   -----------
       1997             $   17,652    $        -    $   17,652    $        -
       1996                 35,881             -        18,229        17,652


NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                   1998              1997              1996
                                              ------------      ------------      ------------
  Provision for income taxes computed at
    Federal statutory rate                    $    46,383       $    42,413       $    41,048

  Decrease in income taxes resulting from:
    Dividend received deduction                    (3,664)           (1,969)           (3,135)
    Foreign tax credit                             (2,957)                -                 -
    Other                                               -                 -               (21)
                                              ------------      ------------      ------------
  Federal income tax provision                $    39,762       $    40,444       $    37,892
                                              ============      ============      ============

 The Federal statutory rate for each of the three years in the period ended December 31, 1998 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                  1998             1997              1996
                                              ------------      ------------      ------------
  Deferred policy acquisition costs           $    11,062       $    (2,422)      $    (5,770)
  Policyholders' account balances                 (10,950)          (16,099)           15,004
  Liability for guaranty fund assessments             529             1,190               760
  Investment adjustments                           (1,350)            5,070             5,122
  Other                                               (64)                -               (38)
                                              ------------      ------------      ------------
  Deferred Federal income tax
   provision (benefit)                        $      (773)      $   (12,261)      $    15,078
                                              ============      ============      ============

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                    1998              1997
                                                                ------------      ------------
  Deferred tax assets:
   Policyholders' account balances                              $   106,132       $    95,182
   Investment adjustments                                             1,951               601
   Liability for guaranty fund assessments                            4,852             5,381
   Net unrealized investment loss on investment securities              124                 -
                                                                ------------      ------------
      Total deferred tax assets                                     113,059           101,164
                                                                ------------      ------------
  Deferred tax liabilities:
   Deferred policy acquisition costs                                 99,732            88,670
   Net unrealized investment gain on investment securities                -             9,689
   Other                                                              3,924             3,988
                                                                ------------      ------------
      Total deferred tax liabilities                                103,656           102,347
                                                                ------------      ------------
      Net deferred tax (asset) liability                        $    (9,403)      $     1,183
                                                                ============      ============

 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $750 on a single life.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $589 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1998, the Company had the following life insurance in-force:

                                                                                                             Percentage
                                                       Ceded to           Assumed                             of amount
                                       Gross             other           from other          Net             assumed to
                                       amount          companies         companies          amount               net
                                    -----------       -----------       -----------       -----------        ----------
   Life insurance
       in force                     $13,124,108       $ 3,259,006       $    1,771        $ 9,866,872              0%


 The Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system.

NOTE 6.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,179, $43,028 and $43,515 for the years ended December 31, 1998, 1997 and 1996, respectively. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest paid was $860, $842 and $988 for 1998, 1997 and 1996, respectively.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,915, $1,913 and $2,279 for 1998, 1997 and 1996, respectively.

 MLIG has entered into agreements with MLAM and Hotchkis & Wiley ("H&W"), a division of MLAM, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has in-force. Under this agreement, MLAM and H&W pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLAM and H&W. The Company received from MLIG its allocable share of such compensation in the amount of $20,289, $19,057 and $16,514 during 1998, 1997 and 1996, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $79,117, $72,729 and $42,639 for 1998, 1997 and 1996, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 7.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 The Company paid no dividends in 1998. During 1997 and 1996, the Company paid dividends of $135,000 and $175,000, respectively, to MLIG. Of these stockholders' dividends, $110,030 and $175,000 respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance
 Commissioner.

 At December 31, 1998 and 1997, approximately $29,707 and $24,304, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1998 and 1997, were $299,069 and $245,042, respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principles utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes, and valuing securities on a different basis. The Company's statutory net income for 1998, 1997 and 1996 was $55,813, $81,963 and $93,532, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1998 and 1997, based on the RBC formula, the Company's total adjusted capital level was 473% and 394%, respectively, of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of Arkansas will require adoption of Codification for the preparation of statutory financial statements.
 Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

NOTE 8.   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 1998 and 1997, the Company has established an estimated liability for future guaranty fund assessments of $13,864 and $15,374, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

 During 1994, the Company committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1998, $6,569 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 9.   SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life products. The Company's Annuity segment consists of variable annuities and interest sensitive annuities

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and related earnings that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
  1998                                         Insurance          Annuities            Other            Total
--------                                      ------------       ------------      ------------      ------------
  Net interest spread (a)                     $    35,228        $    32,765       $     8,369       $    76,362
  Other revenues                                   84,836            124,864               422           210,122
                                              ------------       ------------      ------------      ------------
  Net revenues                                    120,064            157,629             8,791           286,484
                                              ------------       ------------      ------------      ------------

  Policy benefits                                  18,397             13,494                 -            31,891
  Reinsurance premiums ceded                       19,972                  -                 -            19,972
  DAC amortization                                 13,040             31,795                 -            44,835
  Other non-interest expenses                      18,030             39,233                 -            57,263
                                              ------------       ------------      ------------      ------------
  Total non-interest expenses                      69,439             84,522                 -           153,961
                                              ------------       ------------      ------------      ------------
  Net earnings before Federal income
      tax provision                                50,625             73,107             8,791           132,523
  Income tax expense                               16,033             20,653             3,076            39,762
                                              ------------       ------------      ------------      ------------
  Net earnings                                $    34,592        $    52,454       $     5,715       $    92,761
                                              ============       ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 6,069,649        $ 8,885,981       $   148,465       $15,104,095
  Deferred policy acquisition costs           $   207,713        $   197,927       $         -       $   405,640
  Policy liabilities and accruals             $ 2,186,001        $ 1,694,668       $         -       $ 3,880,669
  Other policyholder funds                    $    16,033        $         -       $     4,769       $    20,802

                                                 Life
  1997                                         Insurance         Annuities           Other              Total
--------                                      ------------      ------------      ------------      ------------
  Net interest spread (a)                     $    38,826       $    47,973       $    12,361       $    99,160
  Other revenues                                   86,301           102,782             3,139           192,222
                                              ------------      ------------      ------------      ------------
  Net revenues                                    125,127           150,755            15,500           291,382
                                              ------------      ------------      ------------      ------------

  Policy benefits                                  15,876            11,153                 -            27,029
  Reinsurance premiums ceded                       17,879                 -                 -            17,879
  DAC amortization                                 36,180            35,931                 -            72,111
  Other non-interest expenses                      16,545            36,639                 -            53,184
                                              ------------      ------------      ------------      ------------
  Total non-interest expenses                      86,480            83,723                 -           170,203
                                              ------------      ------------      ------------      ------------
  Net earnings before Federal
      income tax provision                         38,647            67,032            15,500           121,179
  Income tax expense                               12,753            22,265             5,426            40,444
                                              ------------      ------------      ------------      ------------
  Net earnings                                $    25,894       $    44,767       $    10,074       $    80,735
                                              ============      ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 5,925,872       $ 7,998,461       $   129,248       $14,053,581
  Deferred policy acquisition costs           $   182,610       $   182,495       $         -       $   365,105
  Policy liabilities                          $ 2,229,533       $ 2,009,151       $         -       $ 4,238,684
  Other policyholder funds                    $    18,788       $         -       $     8,372       $    27,160

                                                 Life
  1996                                         Insurance         Annuities           Other             Total
--------                                      ------------      ------------      ------------      ------------
  Net interest spread (a)                     $    40,805       $    44,994       $    15,607       $   101,406
  Other revenues                                   78,759            86,430             2,502           167,691
                                              ------------      ------------      ------------      ------------
  Net revenues                                    119,564           131,424            18,109           269,097
                                              ------------      ------------      ------------      ------------

  Policy benefits                                  12,150             8,902                 -            21,052
  Reinsurance premiums ceded                       15,582                 -                 -            15,582
  DAC amortization                                 30,988            31,048                 -            62,036
  Other non-interest expenses                      18,169            34,979                 -            53,148
                                              ------------      ------------      ------------      ------------
  Total non-interest expenses                      76,889            74,929                 -           151,818
                                              ------------      ------------      ------------      ------------
  Net earnings before Federal
      income tax provision                         42,675            56,495            18,109           117,279
  Income tax expense                               13,895            17,658             6,339            37,892
                                              ------------      ------------      ------------      ------------
  Net earnings                                $    28,780       $    38,837       $    11,770       $    79,387
                                              ============      ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 5,623,370       $ 6,957,228       $   156,895       $12,737,493
  Deferred policy acquisition costs           $   194,979       $   171,482       $         -       $   366,461
  Policy liabilities and accruals             $ 2,638,177       $ 1,881,537       $         -       $ 4,519,714
  Other policyholder funds                    $    16,256       $         -       $     3,164       $    19,420

 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.


 The table below summarizes the Company's net revenues by product for 1998, 1997, and 1996:

                                                  1998            1997             1996
                                              ------------    ------------    ------------
  Life Insurance
       Variable life insurance                $    91,806     $    92,245     $    89,897
       Interest-sensitive life insurance           28,258          32,882          29,667
                                              ------------    ------------    ------------

       Total Life Insurance                       120,064         125,127         119,564
                                              ------------    ------------    ------------
  Annuities
       Variable annuities                         105,545          88,509          70,116
       Interest-sensitive annuities                52,084          62,246          61,308
                                              ------------    ------------    ------------

       Total Annuities                            157,629         150,755         131,424
                                              ------------    ------------    ------------

  Other                                             8,791          15,500          18,109
                                              ------------    ------------    ------------
  Total                                       $   286,484     $   291,382     $   269,097
                                              ============    ============    ============


PROSPECTUS

May 1, 1999

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
               FLEXIBLE PREMIUM JOINT AND LAST SURVIVOR VARIABLE
                       UNIVERSAL LIFE INSURANCE CONTRACT
                                   ISSUED BY
                      MERRILL LYNCH LIFE INSURANCE COMPANY
                    HOME OFFICE: LITTLE ROCK, ARKANSAS 72201
                         SERVICE CENTER: P.O. BOX 9025
                     SPRINGFIELD, MASSACHUSETTS 01102-9025
                                1414 MAIN STREET
                     SPRINGFIELD, MASSACHUSETTS 01144-1007
                             PHONE: (800) 354-5333
                                OFFERED THROUGH
               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

This Prospectus describes a flexible premium joint and last survivor variable universal life insurance contract that Merrill Lynch Life Insurance Company offers in Massachusetts, Pennsylvania, and Vermont.

Generally, through the first 14 days following the in force date, we will invest your initial payment in the investment division of the Merrill Lynch Variable Life Separate Account (the "Separate Account") investing in the Money Reserve Portfolio. Afterward, you may reallocate your investment base to any five of the investment divisions of the Separate Account. We then invest the assets in corresponding portfolios of the following:

 --  MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
   --  Money Reserve Portfolio
   --  Intermediate Government Bond Portfolio
   --  Long-Term Corporate Bond Portfolio
   --  High Yield Portfolio
   --  Capital Stock Portfolio
   --  Growth Stock Portfolio
   --  Multiple Strategy Portfolio
   --  Natural Resources Portfolio
   --  Global Strategy Portfolio
   --  Balanced Portfolio

 --  ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.
   --  Premier Growth Portfolio

 --  MERRILL LYNCH SERIES FUND, INC.
   --  Basic Value Focus Fund
   --  Global Bond Focus Fund
   --  Global Utility Focus Fund
   --  International Equity Focus Fund
   --  Developing Capital Markets Focus Fund
   --  Special Value Focus Fund
   --  Index 500 Fund

 --  AIM VARIABLE INSURANCE FUNDS, INC.
   --  AIM V.I. Capital Appreciation Fund
   --  AIM V.I. Value Fund

 --  MFS(R) VARIABLE INSURANCE TRUST(SM)
   --  MFS Emerging Growth Series
   --  MFS Research Series

 --  MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY
     SECURITIES -- Fourteen maturity dates ranging from February 15, 2000 -- February 15, 2014

Currently, you may change your investment allocation as often as you like.

We guarantee that regardless of investment results, insurance coverage will continue for the guarantee period. Each payment extends the guarantee period until the whole life of the younger insured. During this guarantee period, we will terminate the Contract only if any loan debt exceeds certain contract values. After the guarantee period ends, the Contract will remain in effect as long as the net cash surrender value is sufficient to cover all charges due. While the Contract is in effect, the death benefit may vary to reflect the investment results of the investment divisions chosen, but will never be less than the face amount.

You may:

      --  make additional payments

      --  borrow from your Contract

      --  redeem the Contract for its net cash surrender value

      --  make partial withdrawals

The net cash surrender value will vary with the investment results of the investment divisions chosen. We don't guarantee any minimum cash surrender value.

Within certain limits, you may return the Contract or exchange it for a contract with benefits that don't vary with the investment results of a separate account.

It may not be advantageous to replace existing insurance with the Contract.

PURCHASING THIS CONTRACT INVOLVES CERTAIN RISKS. INVESTMENT RESULTS CAN VARY BOTH UP AND DOWN AND CAN EVEN DECREASE THE VALUE OF PREMIUM PAYMENTS. THEREFORE, YOU COULD LOSE ALL OR PART OF THE MONEY YOU INVEST. EXCEPT FOR THE GUARANTEED DEATH BENEFIT WE PROVIDE, YOU BEAR ALL INVESTMENT RISKS. WE DO NOT GUARANTEE HOW ANY OF THE INVESTMENT DIVISIONS OR FUNDS WILL PERFORM.

LIFE INSURANCE IS INTENDED TO BE A LONG TERM INVESTMENT. YOU SHOULD EVALUATE YOUR INSURANCE NEEDS AND THE CONTRACT'S LONG-TERM INVESTMENT POTENTIAL AND RISKS BEFORE PURCHASING THE CONTRACT.

CURRENT PROSPECTUSES FOR THE MERRILL LYNCH SERIES FUND, INC.; THE MERRILL LYNCH VARIABLE SERIES FUNDS, INC.; THE AIM VARIABLE INSURANCE FUNDS, INC.; THE ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.; THE MFS(Registered Trademark) VARIABLE INSURANCE TRUST(SM); THE HOTCHKIS AND WILEY TRUST; THE MERCURY ASSET MANAGEMENT V.I. FUNDS, INC.; AND THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES MUST ACCOMPANY THIS PROSPECTUS. PLEASE READ THESE DOCUMENTS CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                                                PAGE
                                                                ----
IMPORTANT TERMS.............................................       5
SUMMARY OF THE CONTRACT.....................................       6
  What the Contract Provides................................       6
  Availability and Payments.................................       6
  The Investment Base.......................................       7
  The Investment Divisions..................................       7
  Illustrations.............................................       7
  Replacement of Existing Coverage..........................       7
  Right to Cancel ("Free Look" Period) or Convert...........       7
  Distributions From The Contract...........................       7
  Fees and Charges..........................................       8
FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY, MERRILL
  LYNCH, PIERCE, FENNER & SMITH INCORPORATED, THE SEPARATE
  ACCOUNT, THE FUNDS, AND THE ZERO TRUSTS...................       9
  Merrill Lynch Life Insurance Company......................       9
  Merrill Lynch, Pierce, Fenner & Smith Incorporated........       9
  The Separate Account......................................       9
  Net Rate of Return for an Investment Division.............      10
  Changes Within the Account................................      11
THE FUNDS...................................................      11
  The Series Fund...........................................      11
  The Variable Series Funds.................................      12
  The AIM V.I. Funds........................................      13
  The Alliance Fund.........................................      14
  The MFS Trust.............................................      14
  The Hotchkis and Wiley Trust..............................      15
  The Mercury V.I. Funds....................................      15
  Special Risks In Certain Funds............................      16
  The Operation of the Funds................................      17
  The Zero Trusts...........................................      18
FACTS ABOUT THE CONTRACT....................................      20
  Who May be Covered........................................      20
  Initial Payment...........................................      20
  Additional Insurance Rider................................      21
  Right to Cancel...........................................      21
  Making Additional Payments................................      22
  Investment Base...........................................      23
  Charges...................................................      24
  Charges Deducted from the Investment Base.................      24
  Contract Loading..........................................      25
  Charges to the Separate Account...........................      25
  Charges to Fund Assets....................................      26
  Guarantee Period..........................................      27
  Cash Value................................................      28
  Partial Withdrawals.......................................      28
  Loans.....................................................      29
  Death Benefit Proceeds....................................      30
  Payment of Death Benefit Proceeds.........................      32

                                                                PAGE
                                                                ----
  Dollar Cost Averaging.....................................      32
  Right to Convert Contract.................................      33
  Income Plans..............................................      33
  Reports to Contract Owners................................      34
MORE ABOUT THE CONTRACT.....................................      34
  Using the Contract........................................      34
  Some Administrative Procedures............................      36
  Other Contract Provisions.................................      36
  Group or Sponsored Arrangements...........................      37
  Unisex Legal Considerations...............................      38
  Selling the Contracts.....................................      38
  Tax Considerations........................................      39
  Merrill Lynch Life Insurance Company's Income Taxes.......      42
  Reinsurance...............................................      42
ILLUSTRATIONS...............................................      43
MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY.............      49
  Directors and Executive Officers..........................      49
  Services Arrangement......................................      49
  State Regulation..........................................      49
  Year 2000.................................................      50
  Legal Proceedings.........................................      50
  Experts...................................................      50
  Legal Matters.............................................      50
  Registration Statements...................................      50
  Financial Statements......................................      51
  Financial Statements of Merrill Lynch Variable Life
     Separate Account.......................................     S-1
  Financial Statements of Merrill Lynch Life Insurance
     Company................................................     G-1

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

                                IMPORTANT TERMS

attained age: is the issue age of the insured plus the number of full years since the contract date.

base premium: is the amount equal to the level annual premium necessary for the Contract's face amount to endow on the contract anniversary nearest to the date the younger insured would reach attained age 100. To calculate your base premium, we assume you elect death benefit option 1; a 5% annual rate of return on the base premium minus contract loading; and a maximum cost of insurance charge. Once we determine the base premium, it will not change.

cash value: is equal to the investment base plus any unearned cost of insurance charges and rider costs plus any loan debt less any accrued net loan cost since the last contact anniversary (or since the contract date during the first contract year).

contract anniversary:  is the same date of each year as the contract date.

contract date or policy date: is used to determine processing dates, contract years and anniversaries. It is usually the business day next following the receipt of the initial payment at the Service Center.

excess sales load: is a portion of the sales load that we may refund to you if you surrender your Contract or it lapses during the first two policy years. After policy year two, the excess sales load equals zero.

face amount: is the minimum death benefit as long as the Contract remains in force. The face amount will change if you change your death benefit option; or it may decrease as a result of a partial withdrawal.

fixed base: On the contract date, the fixed base equals the cash value. From then on, the fixed base is calculated like the cash value except that the "investment base" reflects net premiums at 5% instead of the net rate of return, and substitutes the guaranteed maximum cost of insurance rates and guaranteed maximum rider costs for the current rates. In addition, the fixed base is calculated without taking into account loans or repayments. The fixed base is equivalent to the cash value for a comparable fixed benefit contract with the same face amount and guarantee period. After the guarantee period, the fixed base is zero. We use the fixed base to limit the cost of insurance deduction and our right to cancel the Contract during the guarantee period.

guarantee period: is the time that the Contract is guaranteed to remain in force regardless of investment experience, unless the loan debt exceeds certain contract values. It is the period that a comparable fixed life insurance contract (with the same face amount, payments made, guaranteed mortality table, contract loading, and guaranteed maximum rider costs) would remain in force if credited with 5% interest per year.

in force date: is the date when the underwriting process is complete, the initial payment is received and outstanding contract amendments (if any) are received at the Service Center.

investment base: is the amount available under a Contract for investment in the Separate Account at any time.

issue age: is the insured's age as of his or her birthday nearest the contract date.

loan debt: the sum of all outstanding loans on a Contract plus accrued interest.

monthiversary:  is the same day each month as the contract date.

net amount at risk: is the excess of the death benefit adjusted for interest at an annual rate of 5% over the cash value as of a processing date, before we deduct cost of insurance.

net cash surrender value:  is equal to the cash value less loan debt.

processing dates: are the contract date and the first day of each contract quarter thereafter. Processing dates are the days when we deduct charges from the investment base.

processing period:  is the period between consecutive processing dates.

variable insurance amount: is computed daily by multiplying the cash value (plus excess sales load during the first 24 contract months) by the cash value corridor factor for the younger insured at his or her attained age.

                            SUMMARY OF THE CONTRACT

WHAT THE CONTRACT PROVIDES

The Contract offers a choice of investments and an opportunity for the Contract's investment base, net cash surrender value and death benefit to grow based on investment results.

We don't guarantee that contract values will increase. Depending on the investment results of the investment divisions you select, the investment base, net cash surrender value and death benefit may go up or down on any day. You bear the investment risk.

Death Benefit. You may elect a death benefit option on the application. Under option 1, the death benefit equals the face amount or variable insurance amount, whichever is larger. Under option 2, the death benefit equals the face amount plus the cash value or the variable insurance amount, whichever is larger. The variable insurance amount increases or decreases depending on the investment results of your selected investment divisions. Death benefit proceeds are equal to the death benefit reduced by any loan debt and increased by any rider benefits payable.

Tax Benefits and Tax Considerations. It is reasonable to conclude that the Contract provides at least the minimum death benefit required under federal tax law. (However, due to lack of guidance, there is some uncertainty in this regard.) By satisfying the minimum death benefit required by federal tax law, the Contract will provide two important tax benefits:

          1) Its death benefit is not subject to income tax;

          2) Any increases in the Contract's cash value are not taxable until distributed from the Contract.

Guarantee Period. Generally, during the guarantee period, we guarantee the Contract will remain in effect and provide the death benefit regardless of investment performance, unless loan debt exceeds certain contract values. We will only accept an initial payment if it provides for a guarantee period of at least two years. The initial guarantee period is based on the initial payment, the face amount, and the face amount of any additional insurance rider. Each subsequent payment will extend the guarantee period for the younger insured's whole life. Certain contract transactions will affect the guarantee period.

You should purchase the Contract for its death benefit. You may use the Contract's net cash surrender value, as well as its death benefit, to provide proceeds for various individual and estate planning purposes. However, loans and partial withdrawals will affect the net cash surrender value and death benefit proceeds, and may cause the Contract to terminate. Because the Contract is designed to provide benefits on a long-term basis, before purchasing a Contract in connection with a specialized purpose, you should consider whether the long-term nature of the Contract, its investment risks, and the potential impact of any contemplated loans and partial withdrawals, are consistent with the purposes you may be considering. Moreover, using a Contract for a specialized purpose may have tax consequences. (See "Tax Considerations.")

AVAILABILITY AND PAYMENTS

We will issue a Contract for insureds from age 20 through age 85.

     - The minimum initial payment is 75% of the base premium.

     - We will not accept an initial payment that provides an initial guarantee period of less than two years.

     - The minimum initial face amount (excluding any additional insurance rider face amount) is $250,000 or that face amount that generates a $4,000 base premium, if larger.

You can make additional payments. On your application you may choose to make additional payments monthly (for payments from a CMA account only), quarterly, semi-annually, or annually.

THE INVESTMENT BASE

A Contract's investment base is the amount available for investment at any time. On the contract date (usually the next business day after our Service Center receives your initial payment), the investment base is equal to the initial payment minus contract loading, cost of insurance charges, and rider costs. Afterwards, it varies daily based on the investment performance of your selected investment divisions. You bear the risk of poor investment performance and receive the benefit of favorable investment performance. You may wish to consider diversifying your investment in the Contract by allocating the investment base to two or more investment divisions.

THE INVESTMENT DIVISIONS

Payments are invested in investment divisions of the Separate Account. Generally, through the first 14 days following the in force date, the initial payment less contract loading will be invested only in the investment division of the Separate Account investing in the Money Reserve Portfolio. Afterwards, the investment base is reallocated to up to five of the investment divisions. (See "Changing the Allocation".)

ILLUSTRATIONS

Illustrations in this Prospectus or used in connection with the purchase of the Contract are based on hypothetical investment rates of return. We don't guarantee these rates. They are illustrative only, and not a representation of past or future performance. Actual rates of return may be more or less than those shown in the illustrations. Actual values will be different than those illustrated.

REPLACEMENT OF EXISTING COVERAGE

Generally, it is not advisable to purchase an insurance contract as a replacement for existing coverage. Before you buy a Contract, ask your Merrill Lynch Financial Consultant if changing, or adding to, current insurance coverage would be advantageous. Don't base your decision to replace existing coverage solely on a comparison of contract illustrations.

RIGHT TO CANCEL ("FREE LOOK" PERIOD) OR CONVERT

Once you receive the Contract, review it carefully to make sure it is what you want. Generally, you may return a Contract for a refund within the later of ten days after receiving it, 45 days from the date the application is completed, or ten days after we mail or personally deliver the Notice of Withdrawal Right to you. If you return the Contract during the "free look" period, we will refund the payment without interest.

You may also convert your Contract within 24 months into a contract with benefits that do not vary with the investment results of a separate account.

DISTRIBUTIONS FROM THE CONTRACT

Partial Withdrawals. Beginning in Contract year sixteen, you may make partial withdrawals, subject to certain conditions. (See "Partial Withdrawals".)

Surrenders. You may surrender your Contract at any time and receive the net cash surrender value. The net cash surrender value equals the investment base:

     - plus any unearned cost of insurance charges and rider costs;

     - less any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year);

     - plus, during the first 2 contract years, excess sales load.

Loans. You may borrow money from us, using your Contract as collateral, subject to limits. We deduct loan debt from the amount payable on surrender of the Contract and from any death benefit payable. Loan interest accrues daily and, IF IT IS NOT PAID EACH YEAR, IT IS CAPITALIZED AND ADDED TO THE OUTSTANDING LOAN AMOUNT. If the Contract is a modified endowment contract, both the loan amount and the amount of capitalized interest are treated as taxable distributions. Depending upon investment performance of the divisions and the amounts borrowed, loans may cause a Contract to lapse. If the Contract lapses or is surrendered with loan debt outstanding, adverse tax consequences may result. (See "Loans" and "Tax Considerations -- Tax Treatment of Loans and Other Distributions".)

FEES AND CHARGES

Contract Loading. We deduct certain charges from all your payments before we invest them in the investment divisions. These charges are:

     - SALES LOAD equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter;

     - STATE AND LOCAL PREMIUM TAX CHARGE of 2.5% of each payment; and

     - FEDERAL TAX CHARGE of 1.25% of each payment.

(See "Contract Loading.")

Investment Base Charges. We deduct certain charges from your investment base on contract anniversaries or processing dates. These charges are:

     - COST OF INSURANCE -- on the contract date and on all processing dates after the contract date, we deduct a cost for the life insurance coverage we provide (see "Cost of Insurance"); and

     - RIDER COST -- on the contract date and on all processing dates after the contract date, we deduct a cost for any additional insurance riders you purchased.

     - NET LOAN COST -- on each contract anniversary, if there has been any loan debt during the prior year, we deduct a net loan cost. It equals a maximum of 2.0% of the loan debt per year (see "Charges Deducted From the Investment Base").

Separate Account Charges. We deduct certain charges daily from the investment results of the investment divisions in the Separate Account. These charges are:

     - a MORTALITY AND EXPENSE RISK CHARGE deducted from all investment divisions. It is equivalent to .90% annually at the beginning of the year; and

     - A TRUST CHARGE deducted from only those investment divisions investing in the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities (the "Zero Trusts"). It is currently equivalent to .34% annually at the beginning of the year. It will never exceed .50% annually.

Advisory Fees and Fund Expenses. The portfolios in the Funds pay monthly advisory fees and other expenses. (See "Charges to Fund Assets".)

This summary provides only a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus and in the Contract. You should retain the Contract together with its attached applications, medical exam(s), amendments, riders, and endorsements. These are the entire agreement between you and us.

For the definitions of some important terms used in this Prospectus, see "Important Terms."

               FACTS ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY,
              MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED,
              THE SEPARATE ACCOUNT, THE FUNDS, AND THE ZERO TRUSTS

MERRILL LYNCH LIFE INSURANCE COMPANY

Merrill Lynch Life Insurance Company ("we" or "us") is a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and redomesticated under the laws of the State of Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. We are authorized to sell life insurance and annuities in 49 states, Guam, the U.S. Virgin Islands and the District of Columbia. We are also authorized to sell variable life insurance and variable annuities in most jurisdictions.

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED ("MLPF&S")

MLPF&S provides a world-wide broad range of securities brokerage and investment banking services. It provides marketing services for us and is the principal underwriter of the Contracts issued through the Separate Account. We retain MLPF&S to provide services relating to the Contracts under a distribution agreement. (See "Selling the Contracts".)

THE SEPARATE ACCOUNT

We established the Separate Account, a separate investment account, on November 16, 1990. It is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. This registration does not involve any supervision by the Securities and Exchange Commission over the investment policies or practices of the Separate Account. It meets the definition of a separate account under the federal securities laws. We use the Separate Account to support the Contract as well as other variable life insurance contracts we issue. The Separate Account is also governed by the laws of the State of Arkansas, our state of domicile.

We own all of the assets in the Separate Account. The assets of the Separate Account are kept separate from our general account and any other separate accounts we may have. Arkansas insurance law provides that the Separate Account's assets, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other business we conduct.

Obligations to contract owners and beneficiaries that arise under the Contract are our obligations. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to our other income, gains or losses. As required, the assets in the Separate Account will always be at least equal to the reserves and other liabilities of the Separate Account. If the assets exceed the required reserves and other Contract liabilities (which will always be at least equal to the aggregate investment base allocated to the Separate Account under the Contracts), we may transfer the excess to our general account.

There are currently 36 investment divisions in the Separate Account:

     - Ten invest in shares of a specific portfolio of the Merrill Lynch Series Fund, Inc. (the "Series Fund").

     - Seven invest in shares of a specific portfolio of the Merrill Lynch Variable Series Funds, Inc. (the "Variable Series Funds").

     - Two invest in shares of a specific portfolio of the AIM Variable Insurance Funds, Inc. (the "AIM V.I. Funds").

     - One invests in shares of a specific portfolio of the Alliance Variable Products Series Funds, Inc. (the "Alliance Fund").

     - Two invest in shares of a specific portfolio of the MFS(R) Variable Insurance Trust(SM) (the "MFS Trust").

     - Fourteen invest in units of a specific Zero Trust.

On or about July 15, 1999, six additional investment divisions become available in the Separate Account.

     - Two invest in Class A shares of a specific portfolio of the Variable Series Funds.

     - One invests in shares of an additional portfolio of the Alliance Fund.

     - One invests in shares of a portfolio of the Hotchkis and Wiley Variable Trust (the "Hotchkis and Wiley Trust").

     - One invests in Class A shares of a portfolio of the Mercury Asset Management V.I. Funds, Inc. (the "Mercury V.I. Funds").

     - One invests in units of the Zero Trust maturing on February 15, 2019.

On or about July 15, 1999, two investment divisions previously available under the Separate Account (the International Equity Focus Fund and the Global Bond Focus Fund) close to allocations of premiums and contract value.

For more information, see "The Funds" below. You'll find complete information about the Funds and the Zero Trusts, including the risks associated with each portfolio in the accompanying prospectuses. They should be read along with this Prospectus.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to any other portfolio, even where the investment advisors or manager is the same. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all of these reasons, you should expect investment results to differ. In particular, certain Funds available only through the Contract have names similar to funds not available through the Contract. The performance of any fund not available through the Contract is not indicative of performance of the similarly named fund available through the Contract.

NET RATE OF RETURN FOR AN INVESTMENT DIVISION

Each investment division has a distinct unit value (also referred to as "price" or "separate account index" in reports we furnish to you). When we allocate your payments or investment base to an investment division, we purchase units based on the value of a unit of the investment division as of the end of the valuation period during which the allocation occurs. When we transfer or deduct amounts out of an investment division, we redeem units in a similar manner. A valuation period is each business day together with any non-business days before it. A business day is any day the New York Stock Exchange is open or the SEC requires that we determine the net asset value of an investment division.

For each investment division, the separate account index was initially set at $10.00. The separate account index for each subsequent valuation period fluctuates based upon the net rate of return for that period. We determine the net rate of return of an investment division at the end of each valuation period. The net rate of return reflects the investment performance of the division for the valuation period and the charges to the Separate Account.

For divisions investing in the Funds, shares are valued at net asset value and reflect reinvestment of any dividends or capital gains distributions declared by the Funds.

For divisions investing in the Zero Trusts, units of each Zero Trust are valued at the sponsor's repurchase price, as explained in the prospectus for the Zero Trusts.

CHANGES WITHIN THE ACCOUNT

We may make available additional investment divisions. We also have the right to eliminate investment divisions from the Separate Account, to combine two or more investment divisions, or to substitute a new portfolio for the portfolio in which an investment division invests. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. If necessary, we would get prior approval from the Arkansas State Insurance Department and the Securities and Exchange Commission and any other required approvals before making such a substitution.

Subject to any required regulatory approvals, we reserve the right to transfer assets of the Separate Account or of any of the investment divisions to another separate account or investment division.

When permitted by law, we also reserve the right to:

     - deregister the Separate Account under the Investment Company Act of 1940;

     - operate the Separate Account as a management company under the Investment Company Act of 1940;

     - restrict or eliminate any voting rights of contract owners, or other persons who have voting rights as to the Separate Account; and

     - combine the Separate Account with other separate accounts.

                                   THE FUNDS

Below we list the funds into which the investment divisions may invest. There is no guarantee that any fund or portfolio will be able to meet its investment objective.

THE SERIES FUND

The Series Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Merrill Lynch Asset Management, L.P. ("MLAM"). All of its ten mutual fund portfolios are currently available through the Separate Account. The investment objectives and certain investment policies of the Series Fund portfolios are described below.

Money Reserve Portfolio seeks to preserve capital, maintain liquidity and achieve the highest possible current income consistent with those objectives by investing in short-term money market securities.

Intermediate Government Bond Portfolio seeks to obtain the highest level of current income consistent with the protection of capital afforded by investing in intermediate-term debt securities issued or guaranteed by the U.S. Government or its agencies. The Portfolio will invest in such securities with a maximum maturity of 15 years.

Long-Term Corporate Bond Portfolio primarily seeks to provide as high a level of current income as is believed to be consistent with prudent investment risk. In addition, the Portfolio seeks the preservation of capital. In seeking to achieve these objectives, under normal circumstances the Portfolio invests at least 80% of the value of its total assets in debt securities that have a rating within the three highest grades of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's").

High Yield Portfolio primarily seeks as high a level of current income as is believed to be consistent with prudent management. Secondarily, the Portfolio seeks capital appreciation when consistent with its primary objective. The Portfolio seeks to achieve its investment objective by investing principally in fixed income securities rated in the lower categories of the established rating services or in unrated securities of comparable quality (including securities commonly known as "junk bonds").

Capital Stock Portfolio seeks long-term growth of capital and income, plus moderate current income. It generally invests in equity securities considered to be of good or improving quality or considered to be undervalued based on criteria such as historical price/book value and price/earnings ratios.

Growth Stock Portfolio seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of aggressive growth companies considered to have special investment value.

Multiple Strategy Portfolio seeks a high total investment return consistent with prudent risk through a fully managed investment policy utilizing equity securities, intermediate and long-term debt securities and money market securities.

Natural Resources Portfolio seeks long-term growth of capital and protection of the purchasing power of shareholders' capital by investing primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

Global Strategy Portfolio seeks high total investment return by investing primarily in a portfolio of equity and fixed-income securities, including convertible securities, of U.S. and foreign issuers.

Balanced Portfolio seeks a level of current income and a degree of stability of principal not normally available from an investment solely in equity securities and the opportunity for capital appreciation greater than that normally available from an investment solely in debt securities by investing in a balanced portfolio of fixed-income and equity securities.

MLAM is indirectly owned and controlled by Merrill Lynch & Co., Inc. and is a registered adviser under the Investment Advisers Act of 1940. The Series Fund, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE VARIABLE SERIES FUNDS

The Variable Series Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is MLAM. Seven of its portfolios are currently available through the Separate Account. Two additional portfolios become available on or about July 15, 1999. The investment objectives and certain investment policies of these Variable Series Funds portfolios are described below.

Basic Value Focus Fund seeks capital appreciation and, secondarily, income by investing in securities, primarily equities, that management of the Fund believes are undervalued and therefore represent basic investment value. The Fund seeks special opportunities in securities that are selling at a discount, either from book value or historical price-earnings ratios, or seem capable of recovering from temporarily out of favor considerations. Particular emphasis is placed on securities that provide an above-average dividend return and sell at a below-average price/earnings ratio.

Global Bond Focus Fund (formerly the World Income Focus Fund) seeks to provide high total investment return by investing in a global portfolio of fixed income securities denominated in various currencies, including multinational currency units. The Fund will invest in fixed income securities that have a credit rating of A or better by Standard & Poor's or by Moody's or commercial paper rated A-1 by Standard & Poor's or Prime-1 by Moody's or obligations that MLAM has determined to be of similar creditworthiness.

The investment division corresponding to this Fund closes to allocations of premiums and contract value on or about July 15, 1999.

Global Utility Focus Fund seeks both capital appreciation and current income through investment of at least 65% of its total assets in equity and debt securities issued by domestic and foreign companies which are, in the opinion of MLAM, primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water.

International Equity Focus Fund seeks capital appreciation and, secondarily, income by investing in a diversified portfolio of equity securities of issuers located in countries other than the United States. Under normal conditions, at least 65% of the Fund's net assets will be invested in such equity securities and at least 65% of the Fund's total assets will be invested in the securities of issuers from at least three different foreign countries.

The investment division corresponding to this Fund closes to allocations of premiums and contract value on or about July 15, 1999.

Developing Capital Markets Focus Fund seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its investment objective, the Fund considers countries having smaller capital markets to be all countries other than the four countries having the largest equity market capitalizations.

Special Value Focus Fund (formerly the Equity Growth Fund) seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of the Variable Series Funds believes have special investment value, and of emerging growth companies regardless of size. Companies are selected by management on the basis of their long-term potential for expanding their size and profitability or for gaining increased market recognition for their securities. Current income is not a factor in the selection of securities.

Index 500 Fund seeks to provide investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index").

Capital Focus Fund seeks to achieve the highest total investment return consistent with prudent risk. To do this, management of the Fund uses a flexible "fully managed" investment policy that shifts the emphasis among equity, debt (including money market), and convertible securities.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Global Growth Focus Fund seeks long-term growth of capital. The Fund invests in a diversified portfolio of equity securities of issuers located in various countries and the United States, placing particular emphasis on companies that have exhibited above-average growth rates in earnings.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

The Variable Series Funds, as part of its operating expenses, pays an investment advisory fee to MLAM. (See "Charges to Fund Assets".)

THE AIM V.I. FUNDS

The AIM V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is A I M Advisors, Inc. ("AIM"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the two available AIM V.I. Funds portfolios are described below.

AIM V.I. Capital Appreciation Fund seeks growth of capital through investments in common stocks, with emphasis on medium and small-sized growth companies. AIM will be particularly interested in companies that are likely to benefit from new or innovative products, services, or processes, as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Value Fund seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to AIM's appraisal the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity market generally. Income is a secondary objective.

AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, has served as an investment adviser since its organization in 1976. Today AIM together with its subsidiaries, advises or manages over 110 investment portfolios, including the Funds, encompassing a broad range of investment objectives. The AIM V.I. Funds, as part of its operating expenses, pays an investment advisory fee to AIM. (See "Charges to Fund Assets".)

THE ALLIANCE FUND

The Alliance Fund is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Alliance Capital Management L.P. ("Alliance"). One of its mutual fund portfolios is currently available through the Separate Account. One additional portfolio becomes available on or about July 15, 1999. The investment objectives of these Alliance Fund portfolios are described below.

Premier Growth Portfolio seeks growth of capital by pursuing aggressive investment policies. Since investments will be made based upon their potential for capital appreciation, current income is incidental to the objective of capital growth. Because of the market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. This Fund is therefore not intended for contract owners whose principal objective is assured income and conservation of capital.

Alliance Quasar Portfolio seeks growth of capital by pursuing aggressive investment policies. The Fund invests principally in a diversified portfolio of equity securities of any company and industry and in any type of security which is believed to offer possibilities for capital appreciation, and invests only incidentally for current income. The selection of securities based on the possibility of appreciation cannot prevent loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and is not intended for contract owners who want assured income or preservation of capital.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Alliance is a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital Management Corporation ("ACMC"), the sole general partner of Alliance, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, which is in turn a wholly-owned subsidiary of the Equitable Companies Incorporated, a holding company which is controlled by AXA, a French insurance holding company. The Alliance Fund, as part of its operating expenses, pays an investment advisory fee to Alliance. (See "Charges to Fund Assets".)

THE MFS TRUST

The MFS Trust is registered with the Securities and Exchange Commission as an open-end management investment company and its investment adviser is Massachusetts Financial Services Company ("MFS"). Two of its mutual fund portfolios are currently available through the Separate Account. The investment objectives of the available MFS Trust portfolios are described below.

MFS Emerging Growth Series will seek long-term growth of capital. The series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies. These companies are companies that the series' adviser believes are either early in their life cycle but have the potential to become major enterprises or are major enterprises whose rates of earnings growth are expected to accelerate.

MFS Research Series will seek to provide long-term growth of capital and future income. The series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies that the series' adviser believes have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management.

MFS, a Delaware corporation, 500 Boylston Street, Boston, Massachusetts 02116, is a subsidiary of Sun Life of Canada (U.S.) Financial Services Holdings, Inc., which, in turn, is an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada. The MFS Trust, as part of its operating expenses, pays an investment advisory fee to MFS. (See "Charges to Fund Assets".)

THE HOTCHKIS AND WILEY TRUST

The Hotchkis and Wiley Trust is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Hotchkis and Wiley. One of its mutual fund portfolios becomes available through the Separate Account on or about July 15, 1999. The investment objective of this Hotchkis and Wiley Trust portfolio is described below.

Hotchkis and Wiley International VIP Portfolio seeks to provide current income and long term growth of income, accompanied by growth of capital. The Fund invests at least 65% of its total assets in stocks in at least ten foreign markets. Ordinarily, the Fund invests in stocks of companies located in the developed foreign markets and invests at least 80% of its total assets in stocks that pay dividends. It also may invest in stocks that don't pay dividends or interest, but have growth potential unrecognized by the market or changes in business or management that indicate growth potential. In investing the Fund, Hotchkis and Wiley follows a value style.

This means that it buys stocks that it believes are currently undervalued by the market and thus have a lower price than their true worth. Typical value characteristics include:

     - low price-to-earnings ratio relative to the market

     - high dividend yield relative to the market

     - low price-to-book value ratio relative to the market

     - financial strength

Stocks may be "undervalued" because they are part of an industry that is out of favor with investors generally. Even in those industries, though, individual companies may have high rates of growth of earnings and be financially sound. At the same time, the price of their common stock may be depressed because investors associate the companies with their industries. The value discipline sometimes prevents investments in stocks that are in well-known indexes, like the S&P 500 or similar foreign indexes.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Hotchkis and Wiley, 725 S. Figueroa Street, Suite 4000, Los Angeles, California 90017-5400, is a division of MLAM. The Hotchkis and Wiley Trust, as part of its operating expenses, pays an investment advisory fee to Hotchkis and Wiley. (See "Charges to Fund Assets".)

THE MERCURY V.I. FUNDS

The Mercury V.I. Funds is registered with the Securities and Exchange Commission as an open-end management investment company, and its adviser is Mercury Asset Management International Ltd. Class A shares of one of its mutual fund portfolios become available through the Separate Account on or about July 15, 1999. The investment objective of the Mercury V.I. U.S. Large Cap Fund is described below.

Mercury V.I. U.S. Large Cap Fund's main goal is long-term capital growth. The Fund invests primarily in a diversified portfolio of equity securities of large cap companies (which are companies whose market capitalization is at least $5 billion) located in the U.S. that Fund management believes are undervalued or have good prospects for earnings growth. The Fund may also invest up to 10% of its assets in stocks of companies located in Canada.

The investment division corresponding to this Fund becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Mercury Asset Management International Ltd. is located at 33 King William Street, London EC4R 9AS, England. Its intermediate parent is Mercury Asset Management Group Ltd. a London-based holding company. The ultimate parent of Mercury Asset Management Group Ltd. is Merrill Lynch & Co., Inc. The Mercury V.I. U.S. Large Cap Fund, as part of its operating expenses, pays an investment advisory fee to Mercury Asset Management International Ltd. (See "Charges to Fund Assets".)

SPECIAL RISKS IN CERTAIN FUNDS

Investment in lower-rated debt securities, such as those in which the High Yield Portfolio of the Series Fund, and the Developing Capital Markets Focus and International Equity Focus Funds of the Variable Series Funds, expect to invest, entails relatively greater risk of loss of income or principal. The Developing Capital Markets Focus Fund of the Variable Series Funds has no established rating criteria for the debt securities in which it may invest, and will rely on MLAM's judgment in evaluating the creditworthiness of an issuer of such securities. In an effort to minimize risk, these portfolios will diversify holdings among many issuers. However, there can be no assurance that diversification will protect these portfolios from widespread defaults during periods of sustained economic downturn.

Because a substantial portion of the Global Growth Focus Fund's assets may be invested on an international basis, you should be aware of certain risks, such as fluctuations in foreign exchange rates, future political and economic developments, different legal systems, and the possible imposition of exchange controls or other foreign government laws or restrictions. An investment in the Fund may be appropriate only for long-term investors who can assume the risk of loss of principal, and do not seek current income.

In seeking to protect the purchasing power of capital, the Natural Resources Portfolio of the Series Fund reserves the right, when management anticipates significant economic, political, or financial instability, such as high inflationary pressures or upheaval in foreign currency exchange markets, to invest a majority of its assets in companies that explore for, extract, process or deal in gold or in asset-based securities indexed to the value of gold bullion. The Natural Resources Portfolio will not concentrate its investments in such securities until it has been advised that the Contracts' federal tax status will not be adversely affected as a result.

For the MFS Emerging Growth Series, the nature of investing in emerging growth companies involves greater risk than is customarily associated with investments in more established companies. Emerging growth companies often have limited product lines, markets or financial resources, and they may be dependent on one-person management. In addition, there may be less research available on many promising small and medium sized emerging growth companies, making it more difficult to find and analyze these companies. The securities of emerging growth companies may have limited marketability and may be subject to abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general. Shares of the MFS Emerging Growth Series, therefore, are subject to greater fluctuation in value than shares of a conservative equity fund or of a growth fund which invests entirely in proven growth stocks.

For the Hotchkis and Wiley International VIP Portfolio, investing in emerging market and other foreign securities involves certain risk considerations not typically associated with investing in securities of U.S. issuers, including currency devaluations and other currency exchange rate fluctuations, political uncertainty and instability, more substantial government involvement in the economy, higher rates of inflation, less government supervision and regulation of the securities markets and participants in those markets, controls on foreign investment and limitations on repatriation of invested capital and on the Fund's ability to exchange local currencies for U.S. dollars, greater price volatility, substantially less liquidity and significantly smaller capitalization of securities markets, absence of uniform accounting and auditing standards, generally higher commission expenses, delay in settlement of securities transactions, and greater difficulty in enforcing shareholder rights and remedies.

Investment in these portfolios entails relatively greater risk of loss of income or principal. In addition, as described in the accompanying prospectus for the portfolios, many portfolios should be considered a long-term investment and a vehicle for diversification, and not as a balanced investment program. It may not be appropriate to allocate all payments and investment base to a single investment division.

THE OPERATION OF THE FUNDS

Buying and Redeeming Shares. The Funds sell and redeem their shares at net asset value. Any dividend or capital gain distribution will be reinvested at net asset value in shares of the same portfolio.

Voting Rights. We are the legal owner of all Fund shares held in the Separate Accounts. We have the right to vote on any matter put to vote at the Funds' shareholder meetings. However, we will vote all Fund shares attributable to Contracts according to instructions we receive from contract owners. Shares attributable to Contracts for which we receive no voting instructions will be voted in the same proportion as shares in the respective investment divisions for which we receive instructions. We will also vote shares not attributable to Contracts in the same proportion as shares in the respective investment divisions for which we received instructions. If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares in our own right, we may do so.

We determine the number of shares attributable to you by dividing your Contract's investment base in an investment division by the net asset value of one share of the corresponding portfolio. We count fractional votes.

Under certain circumstances, state regulatory authorities may require us to disregard voting instructions. This may happen if following the instructions would mean voting to change the sub-classification or investment objectives of the portfolios, or to approve or disapprove an investment advisory contract.

We may also disregard instructions to vote for changes in the investment policy or the investment adviser if it disapproves of the proposed changes. We would disapprove a proposed change only if it was:

     - contrary to state law;

     - prohibited by state regulatory authorities; or

     - decided by management that the change would result in overly speculative or unsound investments.

If we disregard voting instructions, we will include a summary of our actions in the next semi-annual report.

Resolving Material Conflicts. Shares of the Series Fund are available for investment by us, ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.) and Monarch Life Insurance Company (an insurance company not affiliated with us or Merrill Lynch & Co., Inc.). Shares of the Variable Series Funds, the AIM V.I. Funds, the Alliance Fund, the MFS Trust, and the Hotchkis and Wiley Trust are sold to separate accounts of ours, ML Life Insurance Company of New York, and insurance companies not affiliated with us or Merrill Lynch & Co., Inc. to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans. Shares of the Mercury V.I. Funds are sold to separate accounts of ours, ML Life Insurance Company of New York, and may in the future be sold to insurance companies not affiliated with us or Merrill Lynch & Co., Inc.

to fund benefits under variable life insurance and variable annuity contracts, and may be sold to certain qualified plans.

It is possible that differences might arise between our Separate Account and one or more of the other separate accounts which invest in the Funds. In some cases, it is possible that the differences could be considered "material conflicts." Such a "material conflict" could also arise due to changes in the law (such as state insurance law or federal tax law) which affect these different variable life insurance and variable annuity separate accounts. It could also arise by reason of differences in voting instructions from our contract owners and those of the other insurance companies, or for other reasons. We will monitor events to determine how to respond to conflicts. If a conflict occurs, we may need to eliminate one or more investment divisions of the Separate Account which invest in the Funds or substitute a new portfolio for a portfolio in which a division invests. In responding to any conflict, we will take the action we believe necessary to protect you consistent with applicable legal requirements.

Administrative Service Arrangements. MLAM has entered into an agreement with Merrill Lynch Insurance Group, Inc. ("MLIG"), our parent, for administration services for the Series Fund and the Variable Series Funds in connection with the Contracts and other variable life insurance and variable annuity contracts issued by Merrill Lynch Life. Under this agreement, MLAM compensates MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Series Fund and the Variable Series Funds to MLAM attributable to variable contracts issued.

AIM has entered into an agreement with us for administrative services for the AIM V.I. Funds in connection with the Contracts. Under this agreement, AIM compensates us in an amount equal to a percentage of the average net assets of the AIM V.I. Funds attributable to the Contracts.

Alliance Fund Distributors, Inc. ("AFD"), an affiliate of Alliance, has entered into an agreement with us for administrative services for the Alliance Fund in connection with the Contracts. Under this agreement, AFD compensates us in an amount equal to a percentage of the average net assets of the Alliance Fund attributable to the Contracts.

MFS has entered into an agreement with MLIG for administrative services for the MFS Trust in connection with the Contracts, certain other contracts issued by us, and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, MFS pays compensation to MLIG in an amount equal to a percentage of the average net assets of the MFS Trust attributable to such contracts.

Hotchkis and Wiley has entered into an agreement with MLIG with respect to administrative services for the Hotchkis and Wiley Trust in connection with the Contracts, certain other contracts issued by us, and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, Hotchkis and Wiley pays compensation to MLIG is an amount equal to a portion of the annual gross investment advisory fees paid by the Hotchkis and Wiley International VIP Portfolio to Hotchkis and Wiley attributable to such contracts.

Mercury Asset Management International Ltd. has entered into an agreement with MLIG with respect to administrative services for the Mercury V.I. Funds in connection with the Contracts, certain other contracts issued by us, and certain contracts issued by ML Life Insurance Company of New York. Under this agreement, Mercury Asset Management International Ltd. pays compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Mercury V.I. U.S. Large Cap Fund to Mercury Asset Management International Ltd. attributable to such contracts.

THE ZERO TRUSTS

The Zero Trusts are intended to provide safety of capital and a competitive yield to maturity. It purchases at a deep discount U.S. Government-backed investments which make no periodic interest payments. When held to maturity the investments should receive approximately a fixed yield. The value of Zero Trust units before maturity varies more than it would if the Zero Trusts contained interest-bearing U.S. Treasury securities of comparable maturities.

The Zero Trust portfolios consist mainly of:

     - bearer debt obligations issued by the U.S. Government stripped of their unmatured interest coupons;

     - coupons stripped from U.S. debt obligations; and

     - receipts and certificates for such stripped debt obligations and coupons.

The Zero Trusts currently available are shown below:

                               TARGETED RATE OF RETURN
                                   TO MATURITY AS
ZERO TRUST    MATURITY DATE       OF APRIL 9, 1999
----------    -------------    -----------------------
   2000     February 15, 2000           3.15%
   2001     February 15, 2001           3.37%
   2002     February 15, 2002           3.65%
   2003     August 15, 2003             3.71%
   2004     February 15, 2004           3.82%
   2005     February 15, 2005           3.72%
   2006     February 15, 2006           3.55%
   2007     February 15, 2007           3.72%
   2008     February 15, 2008           4.08%
   2009     February 15, 2009           4.14%
   2010     February 15, 2010           4.31%
   2011     February 15, 2011           4.29%
   2013     February 15, 2013           4.45%
   2014     February 15, 2014           4.58%

An additional Zero Trust maturing on February 15, 2019 becomes available for allocations of premium payments and contract value on or about July 15, 1999.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc., is the sponsor for the Zero Trusts. The sponsor will sell units of the Zero Trusts to the Separate Account and has agreed to repurchase units we need to sell them to pay benefits and make reallocations. We pay the sponsor a fee for these transactions and are reimbursed through the trust charge assessed to the divisions investing in the Zero Trusts. (See "Charges to Divisions Investing in the Zero Trusts".)

Targeted Rate of Return to Maturity. Because the underlying securities in the Zero Trusts will grow to their face value on the maturity date, it is possible to estimate a compound rate of return to maturity for the Zero Trust units. But because the units are held in the Separate Account, the asset charge and the trust charge (described in "Charges to the Separate Account") must be taken into account in estimating a net rate of return for the Separate Account. The net rate of return to maturity for the Separate Account depends on the compound rate of return adjusted for these charges. It does not, however, represent the actual return on a payment that we might receive under the Contract on that date, since it does not reflect the charges for contract loading deducted from payments to the Contract, cost of insurance charges and rider costs, and any net loan cost deducted from a Contract's investment base (described in "Charges Deducted from the Investment Base").

Since the value of the Zero Trust units will vary daily to reflect the market value of the underlying securities, the compound rate of return to maturity for the Zero Trust units and the net rate of return to maturity for the Separate Account will vary correspondingly.

                            FACTS ABOUT THE CONTRACT

WHO MAY BE COVERED

We will issue a Contract on the lives of two insureds so long as the relationship among the applicant and the insureds meets our insurable interest requirements and provided neither insured is over age 85 or under age 20. We will determine the insureds' issue ages using their ages as of their birthdays nearest the contract date. Before we'll issue a Contract, the insureds must meet our medical and other underwriting and insurability requirements.

We assign insureds to underwriting classes in calculating cost of insurance deductions. We may issue Contracts on insureds in standard, non-smoker or preferred non-smoker underwriting classes. We may also issue Contracts on insureds in a "substandard" underwriting class. Individuals in substandard classes have health or lifestyle factors less favorable than the average person. For a discussion of the effect of underwriting classification on cost of insurance deductions, see "Cost of Insurance".

INITIAL PAYMENT

Minimum. To purchase a Contract, you must complete an application and make a payment. We require the payment to put the Contract into effect. In the application, you select the face amount of the Contract. The amount of the minimum initial payment for a Contract depends on the face amount you select, and each insured's issue age, sex, and underwriting class. The minimum initial payment for any Contract is 75% of the base premium. We won't, however, accept an initial payment for a specified face amount that will provide a guarantee period of less than two years, or that would cause the Contract to fail to qualify under federal tax law as we interpret it. You may make additional payments. (See "Making Additional Payments".)

Coverage. Insurance coverage generally begins on the contract date. This is usually the next business day following receipt of the initial payment at our Service Center. Prior to the contract date we may provide temporary life insurance coverage under a temporary insurance agreement. Under our underwriting rules, in most states, temporary life insurance coverage may not exceed $300,000 and may not last more than 90 days.

Backdating. As provided for under state insurance law you may backdate the Contract to preserve the insureds' ages. However, you can't backdate more than six months before the date the application was completed. We deduct cost of insurance charges and rider costs for the backdated period on the contract date.

Selecting the Initial Face Amount. The minimum initial face amount is the larger of $250,000 or that face amount which generates a $4,000 base premium. The maximum face amount that you may specify for a given initial payment is the amount which will provide an initial guarantee period of at least two years. The guarantee period will be shorter for an initial payment amount if you request a larger face amount. The initial face amount will change if you change your death benefit option, or take a partial withdrawal.

If we determine that, based on your initial payment and the face amount, your Contract will be a modified endowment contract, we will issue the Contract provided that:

     - you sign a statement acknowledging that the Contract is a modified endowment contract; or

     - you agree either to reduce the initial payment or to increase the face amount to a level where the Contract will not be a modified endowment contract.

For a discussion about the tax consequences of purchasing a modified endowment contract, see "Tax Considerations."

Initial Guarantee Period. We determine the initial guarantee period for a Contract based on the initial payment, face amount and any additional insurance rider face amount. We will adjust the guarantee period when:

     - you make an additional payment;

     - you take a partial withdrawal;

     - you change your death benefit option; and

     - you increase or decrease your additional insurance rider face amount.

The guarantee period is the period of time we guarantee that the Contract will remain in force regardless of investment experience unless the loan debt exceeds certain contract values. We base the guarantee period on the guaranteed maximum cost of insurance rates in the Contract, guaranteed maximum rider costs (if an additional insurance rider is selected), the contract loading and a 5% interest assumption. This means that for a given initial payment and face amount different joint insureds will have different guarantee periods depending on their age, sex and underwriting class. For example, older joint insureds will have a shorter guarantee period than younger joint insureds of the same sex and in the same underwriting class.

The maximum guarantee period is the younger insured's whole life.

ADDITIONAL INSURANCE RIDER

You may purchase additional insurance coverage, payable to the beneficiary when the last surviving insured dies, through an additional insurance rider either when you purchase the Contract or on any contract anniversary before both insureds reach attained age 85. Any change must be at least $100,000. You must provide evidence of insurability to increase additional rider face amount. Currently, when you purchase the Contract, the maximum additional insurance rider face amount is three times the face amount of the Contract. The minimum additional insurance rider face amount at any time is $100,000. We will deduct a cost of insurance charge for the rider from your Contract's investment base on each processing date. This rider charge will be based on the same cost of insurance rates as the Contract. (See "Cost of Insurance.") There is no additional contract loading associated with this coverage.

You may increase (subject to providing evidence of insurability for both insureds) or decrease (after your seventh contract anniversary) your additional insurance rider face amount once each year. Any change must be at least $100,000. The change will take effect on the next contract anniversary following underwriting approval of the change. After the change takes place, we will calculate a new guarantee period using the existing fixed base and the face amount of the Contract plus the new additional insurance rider face amount. If you decrease the additional insurance rider face amount, the guarantee period will increase; and if you increase the additional insurance rider face amount, the guarantee period will decrease. We will not allow an increase on the first contract anniversary if the Contract's face amount plus the new rider face amount provide a guarantee period of less than one year from the effective date of the increase.

If you decrease the rider face amount you may cause the Contract to become a modified endowment contract. In such a case, we will not process the decrease until you confirm in writing that you intend to convert the Contract to a modified endowment contract. Increasing or decreasing the additional insurance rider face amount may have adverse tax consequences. You should consult a tax adviser before changing the face amount of the additional insurance rider.

RIGHT TO CANCEL ("FREE LOOK" PERIOD)

You may cancel your Contract during the "free look" period by returning it for a refund. Generally, the "free look" period ends the later of ten days after you receive the Contract, 45 days from the date you complete the application, or ten days after we mail or personally deliver the Notice of Withdrawal Right to you. To cancel the Contract during the "free look" period, you must mail or deliver the Contract to our

Service Center or to the Financial Consultant who sold it. We will refund your payment without interest. We may require you to wait six months before applying for another contract.

MAKING ADDITIONAL PAYMENTS

After the end of the "free look" period, you may make additional payments so long as one of the insureds is living. Additional payments must be at least $100. If an additional payment would cause the Contract to become a modified endowment contract we will return the additional payment unless you confirm in writing that you intend to convert the Contract to a modified endowment contract. We may still return the additional amount until we receive your instructions. We will return that portion of any additional payment beyond the amount necessary to extend the guarantee period to the younger insured's whole life. We will also return any additional payment which would cause the Contract to fail to qualify as life insurance under federal tax laws as we interpret them.

You may elect to make planned payments annually, semiannually or quarterly. You may also make payments on a monthly basis if you authorize us to withdraw the payment from your CMA(1) account. If you have the CMA Insurance Service, planned payments may be withdrawn automatically from your CMA account and transferred to your Contract. The withdrawals will continue under the plan specified until we are notified otherwise. For planned payments not withdrawn from a CMA account, we will send you reminder notices.

If we have applied any excess sales load to keep the Contract in force, we will first apply an additional payment (less contract loading) to recover such excess sales load. We will next apply an additional payment as a loan repayment, if there is any loan debt. We will apply any excess as an additional payment.

Effect of Additional Payments. Generally, we accept any additional payment the day we receive it. On the date we accept an additional payment we will:

     - increase the Contract's investment base by the amount of the payment minus any applicable contract loading;

     - reflect the payment in the calculation of the variable insurance amount (see "Variable Insurance Amount"); and

     - increase the fixed base by the amount of the payment less applicable contract loading.

As of the processing date on or next following receipt and acceptance of an additional payment, we will increase the guarantee period if the guarantee period before the additional payment is less than the younger insured's whole life.

We will determine the increase in the guarantee period by taking the immediate increase in the cash value resulting from the additional payment and adding interest at the annual rate of 5% for the period from when we receive and accept the payment to the contract processing date on or next following such date. This is the guarantee adjustment amount. We add the guarantee adjustment amount to the fixed base and we use the resulting new fixed base to calculate a new guarantee period.

The amount of the increase in the guarantee period will depend on the amount of the additional payment and the contract year in which we receive and accept it.

The Examples below show the effect of additional payments. Example 1 shows the effect on the guarantee period of a $40,114 additional payment at the beginning of contract year ten. Example 2 shows the effect of a $80,228 additional payment at the beginning of contract year ten. Example 3 shows the effect of a $40,114 additional payment at the beginning of contract year 11. All three examples assume that death

---------------

(1) Cash Management Account and CMA are registered trademarks of Merrill Lynch, Pierce, Fenner & Smith Incorporated.

benefit option 1 has been elected, that annual payments of $40,114 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                     FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF $40,114
                           FACE AMOUNT: $1.5 MILLION
                      INITIAL GUARANTEE PERIOD: 7.25 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                        EXAMPLE 1
----------------------------------------------------------
CONTRACT            ADDITIONAL              INCREASE IN
  YEAR               PAYMENT              GUARANTEE PERIOD
--------            ----------            ----------------
 10                 $40,114                  1 year

                        EXAMPLE 2
----------------------------------------------------------
CONTRACT            ADDITIONAL               ADDITIONAL
  YEAR               PAYMENT                  PAYMENT
--------            ----------            ----------------
 10                 $80,228                 2 years

                        EXAMPLE 3
----------------------------------------------------------
CONTRACT            ADDITIONAL               ADDITIONAL
  YEAR               PAYMENT                  PAYMENT
--------            ----------            ----------------
 11                 $40,114                 .5 years

INVESTMENT BASE

A Contract's investment base is the sum of the amounts invested in each of the investment divisions. On the contract date, the investment base equals the initial payment minus contract loading and cost of insurance charges and rider costs. We adjust the investment base daily to reflect the investment performance of the investment divisions you've selected. (See "Net Rate of Return for an Investment Division".) The investment performance reflects the deduction of Separate Account charges. (See "Charges to the Separate Account".)

Partial withdrawals, loans and deductions for cost of insurance, rider costs, and net loan cost decrease the investment base. (See "Charges Deducted from the Investment Base", "Partial Withdrawals", and "Loans".) Loan repayments and additional payments increase it. You may elect from which investment divisions loans and partial withdrawals are taken and to which investment divisions repayments and additional payments are added. If you don't make an election, we will allocate increases and decreases proportionately to your investment base in the investment divisions selected.

Initial Investment Allocation and Preallocation. Generally, during the first 14 days following the in force date, the initial payment minus contract loading will remain in the division investing in the Money Reserve Portfolio. Afterward, we'll reallocate the investment base to the investment divisions you've selected. You may invest in up to five of the investment divisions.

Changing the Allocation. Currently, you may change investment allocations as often as you wish. However, we may charge up to $25 for each change in excess of six each year. To change your investment base allocation, call or write our Service Center. (See "Some Administrative Procedures".) A dollar cost averaging feature may also be available. (See "Dollar Cost Averaging".)

Zero Trust Allocations. If your investment base is in any of the Zero Trusts, we'll notify you 30 days before that Trust matures. Tell us in writing at least seven days before the maturity date how to reinvest the proceeds. If you don't tell us, we'll move the proceeds to the investment division investing in the Money Reserve Portfolio. Units of a specific Zero Trust may no longer be available when we receive a request for allocation. Should this occur, we'll attempt to notify you immediately so that you can change the request.

Allocation to the Division Investing in the Natural Resources Portfolio. We reserve the right to suspend the sale of units of the investment division investing in the Natural Resources Portfolio in response to conditions in the securities markets or otherwise.

CHARGES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. We may use proceeds from any charges, including the mortality and expense risk charge, in part to cover distribution expenses.

We deduct these charges pro-rata from the investment base on processing dates. (See "Charges Deducted from the Investment Base".) We deduct a contract load from each payment you make. (See "Contract Loading".) We also deduct certain charges daily from the investment results of each investment division in the Separate Account in determining its net rate of return. (See "Charges to the Separate Account".) The portfolios in the Funds also pay monthly advisory fees and other expenses. (See "Charges to Fund Assets".)

CHARGES DEDUCTED FROM THE INVESTMENT BASE

Cost of Insurance. We deduct a cost of insurance charge from the investment base on the contract date and each processing date thereafter. This charge compensates us for the cost of providing life insurance coverage on the insureds. It is based on each insured's underwriting class, sex and attained age, and the Contract's net amount at risk.

To determine the cost of insurance, we multiply the current cost of insurance rate by the Contract's net amount at risk. The net amount at risk is the difference, as of the previous processing date, between the death benefit (adjusted for a 5% annual interest rate) and the cash value, but before the deduction for cost of insurance.

Current cost of insurance rates may be equal to or less than the guaranteed cost of insurance rates. For all insureds, current cost of insurance rates are lower for insureds in a preferred non-smoker underwriting class than for insureds of the same age in a non-smoker underwriting class; and are lower for insureds in a non-smoker underwriting class than for insureds of the same age and sex in a standard underwriting class.

We guarantee that the current cost of insurance rates will never exceed the maximum guaranteed rates shown in the Contract. The maximum guaranteed rates (except those issued on a substandard basis) do not exceed the rates based on the 1980 Commissioners Standard Ordinary Mortality Table (1980 CSO Table). We may use rates that are equal to or less than these rates, but never greater. The maximum rates for Contracts issued on a substandard basis are based on a multiple of the 1980 CSO Table. Any change in the current cost of insurance rates will apply to all insureds of the same age, sex and underwriting class whose Contracts have been in force for the same length of time.

Net Loan Cost.  The net loan cost is explained under "Loans".

Rider Charges. We deduct rider charges on the contract date and on each processing date thereafter. These charges are explained under "Additional Insurance Rider."

CONTRACT LOADING

We deduct contract loading from each payment you make. The contract loading equals 50% of each payment you make until you make cumulative payments equaling two base premiums, and 5% of each payment thereafter. This charge consists of a sales load, a charge for federal taxes and a state and local premium tax charge.

The sales load is equal to 46.25% of each payment through the second base premium and 1.25% of each payment thereafter. It compensates us for expenses and the costs for underwriting and issuing the Contract. We may reduce the sales load in certain group or sponsored arrangements.

The charge for federal taxes is equal to 1.25% of each payment.

The state and local premium tax charge is equal to 2.5% of each payment.

Excess Sales Load. The excess sales load equals any sales load we deduct from the first two base premiums in excess of:

     - 30% of premium amounts paid up to an amount equal to the first base premium; and

     - 10% of additional premium amounts paid up to an amount equal to the second base premium.

We calculate and apply the excess sales load in the following situations only in the first 24 contract months:

     - We refund it to you if you surrender the Contract or the Contract lapses.

     - We add it to the cash value to keep the Contract in force if loan debt exceeds the larger of (i) cash value plus any excess sales load we have not previously applied to keep the Contract in force and (ii) the fixed base.

     - We add it to the cash value to determine the variable insurance amount.

CHARGES TO THE SEPARATE ACCOUNT

Each day we deduct a mortality and expense risk charge from each division of the Separate Account. The total amount of this charge is .90% annually at the beginning of the year. Of this amount, .75% is for

     - the risk we assume that insureds as a group will live for a shorter time than actuarial tables predict. As a result, we would be paying more in death benefits than planned; and

     - the risk we assume that it will cost us more to issue and administer the Contracts than expected.

The remaining amount, .15%, is for

     - the risks we assume for potentially unfavorable investment results. One risk is that the Contract's cash value cannot cover the charges due during the guarantee period.

If the mortality and expense risk charge is not enough to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, the excess will be added to our profit and may be used to finance distribution expenses. We cannot increase the total charge.

Charges to Divisions Investing in the Zero Trusts. We assess a daily trust charge against the assets of each division investing in the Zero Trusts. This charge reimburses us for the transaction charge paid to MLPF&S when units are sold to the Separate Account. The trust charge is currently equivalent to .34% annually at the beginning of the year. We may increase it, but it won't exceed
 .50% annually at the beginning of the year. The charge is based on cost with no expected profit.

Tax Charges. We have the right under the Contract to impose a charge against Separate Account assets for its taxes, if any. We don't currently impose such a charge, but we may in the future. Also, see "Contract Loading" above for a discussion of tax charges included in contract load.

CHARGES TO FUND ASSETS

Charges to Series Fund Assets. The Series Fund incurs operating expenses and pays a monthly advisory fee to MLAM. This fee equals an annual rate of:

     - .50% of the first $250 million of the aggregate average daily net assets of the Series Fund;

     - .45% of the next $50 million of such assets;

     - .40% of the next $100 million of such assets;

     - .35% of the next $400 million of such assets; and

     - .30% of such assets over $800 million.

We have agreed to reimburse the Series Fund so that the ordinary expenses of each portfolio (which include the monthly advisory fee) do not exceed .50% of the portfolio's average daily net assets. We have also agreed to reimburse MLAM for any amounts it pays under the investment advisory agreement, as described below. These reimbursement obligations will remain in effect so long as the advisory agreement remains in effect and cannot be amended or terminated without Series Fund approval.

Charges to Variable Series Funds Assets. The Variable Series Funds incurs operating expenses and pays a monthly advisory fee to MLAM at an annual rate of the average daily net assets of each portfolio. The fee for each is shown as follows:

             PORTFOLIO NAME               ADVISORY FEE
             --------------               ------------
Basic Value Focus Fund                        .60%
Global Bond Focus Fund                        .60%
Global Utility Focus Fund                     .60%
Index 500 Fund                                .30%
International Equity Focus Fund               .75%
Developing Capital Markets Focus Fund        1.00%
Special Value Focus Fund                      .75%
Capital Focus Fund                            .60%
Global Growth Focus Fund                      .75%

MLAM and Merrill Lynch Life Agency, Inc. have entered into agreements which limit the operating expenses, exclusive of any distribution fees imposed on Class B shares, paid by each fund in a given year to 1.25% of its average daily net assets. These reimbursement agreements provide that any such expenses greater than 1.25% of average daily net assets will be reimbursed to the fund by MLAM which, in turn, will be reimbursed by Merrill Lynch Life Agency, Inc.

Charges to AIM V.I. Funds Assets. The AIM V.I. Funds incurs operating expenses and pays a monthly advisory fee to AIM at an annual rate of .65% of the first $250 million of each fund's average daily net assets and .60% of each fund's average daily net assets in excess of $250 million.

Effective May 1, 1998, the AIM V.I. Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each fund, for expenses incurred in providing, or assuring that participating insurance companies provide, certain administrative services. Currently the fee only applies to the average net asset value of each fund in excess of the net asset value of each fund as calculated on April 30, 1998.

Charges to Alliance Fund Assets. The Alliance Fund incurs operating expenses and pays a monthly advisory fee to Alliance at an annual rate of 1.00% of each of the Alliance Premier Growth Portfolio's and the Alliance Quasar Portfolio's average daily net assets.

Charges to MFS Trust Assets. The MFS Trust incurs operating expenses and pays a monthly advisory fee to MFS at an annual rate of .75% of the average daily net assets of each of the MFS Emerging Growth Series and MFS Research Series.

Charges to Hotchkis and Wiley Trust Assets. The Hotchkis and Wiley Trust incurs operating expenses and pays a monthly advisory fee to Hotchkis and Wiley at an annual rate of .75% of the average daily net assets of the Hotchkis and Wiley International VIP Portfolio.

Charges to Mercury V.I. Funds Assets. The Mercury V.I. Funds incurs operating expenses and pays a monthly advisory fee to Mercury Asset Management International Ltd. at an annual rate of .65% of the average daily net assets of the Mercury V.I. U.S. Large Cap Fund.

Mercury Asset Management International Ltd. has agreed to limit the operating expenses paid by the Mercury V.I. U.S. Large Cap for one year to 1.25% of its average daily net assets.

GUARANTEE PERIOD

Subject to certain conditions, we guarantee that regardless of investment performance the Contract will stay in effect for the guarantee period. Additional payments, partial withdrawals, changes in death benefit options, reductions of face amount, and increases and decreases in the face amount of the additional insurance rider may affect the guarantee period. We won't cancel the Contract during the guarantee period unless any loan debt exceeds certain contract values. We hold a reserve in our general account to support this guarantee.

When the Guarantee Period is Less Than for Life. After the end of the guarantee period, we may cancel the Contract if the net cash surrender value (plus certain excess sales load during the first 24 policy months) on a processing date is insufficient to cover charges due on that date.

We will notify you before canceling the Contract. You will then have 61 days to pay an amount, after deducting contract loading, which equals at least three times the charges that were due (and not deducted) on the processing date when we determined the cash value to be insufficient, plus any excess sales load we previously applied to keep the Contract in force. If you pay this amount, we will deduct the charges due and apply the balance to the investment base. If we haven't received the required payment by the end of this grace period, we'll cancel the Contract.

At that time we will deduct any charges for cost of insurance and rider costs for the grace period, and refund any unearned charges or cost of insurance, rider costs, and any excess sales load not used to keep the contract in force.

Automatic Adjustment. On any contract anniversary, if the cash value is greater than the fixed base necessary to cause the guarantee period to equal the younger insured's whole life, we will extend the guarantee period to the younger insured's whole life.

Reinstatement. Subject to state regulation, if we cancel a Contract, it may be reinstated while both insureds are still living if:

     - You request the reinstatement within three years after the end of the grace period;

     - We receive satisfactory evidence of insurability; and

     - You pay the reinstatement payment. The reinstatement payment is the minimum payment for which we would then issue a Contract for the minimum guarantee period with the same face amount as the original Contract, based on the insureds' attained ages and underwriting classes as of the effective date of the reinstated Contract.

The effective date of a reinstated contract is the processing date on or next following the date the reinstatement application is approved. Thus, if the insured dies before the effective date of the reinstated Contract, we won't pay a death benefit.

CASH VALUE

Because investment results vary daily, we don't guarantee any minimum cash value. On any date the cash value equals:

     - the Contract's investment base on that date;

     - plus debt;

     - plus unearned cost of insurance charges and rider costs

     - minus any accrued net loan cost since the last contract anniversary (or since the contract date during the first contract year).

Canceling to Receive Net Cash Surrender Value. A contract owner may cancel the Contract at any time while either insured is living to receive the net cash surrender value in a lump sum or under an income plan. We will determine the net cash surrender value as of the date we receive your written request at our Service Center. If the Contract is cancelled during the first 24 contract months, any excess sales load not used to keep the Contract in force will also be paid to you. You must make the request in writing in a form satisfactory to us. All rights to death benefits will end on the date you send the written request to us. Canceling the Contract may have tax consequences. See "Tax Considerations."

PARTIAL WITHDRAWALS

Currently, beginning in Contract year sixteen, and subject to state regulation, you may make partial withdrawals by submitting a request in a form satisfactory to us. You may make one partial withdrawal each contract year.

     - The amount of any partial withdrawal may not exceed 90% of the Contract's cash value less any loan debt.

     - The effective date of the withdrawal is the valuation date our Service Center receives a withdrawal request.

     - The minimum amount for each partial withdrawal is $1,000.

     - Following a partial withdrawal, the remaining cash value minus debt must be at least $5,000.

     - A partial withdrawal may not be repaid.

If the partial withdrawal would cause the Contract to become a modified endowment contract, we will delay processing the withdrawal until you confirm in writing your intention to convert the Contract to a modified endowment contract.

A partial withdrawal may have tax consequences. See "Tax Considerations."

Effect on Variable Insurance Amount, Investment Base, Cash Value, Fixed Base, and Death Benefit. As of the effective date of the withdrawal, we reduce the investment base, cash value, and fixed base by the amount of the partial withdrawal. If you choose death benefit option 1, we will reduce the face amount of the Contract by the amount of the partial withdrawal. Unless you tell us differently, we allocate this reduction proportionately to the investment base in your investment divisions. In addition, we reduce the variable insurance amount by the amount of the withdrawal multiplied by the cash value corridor factor. (See "Cash Value Corridor Factor".)

Effect on Guaranteed Period. As of the processing date on or next following a partial withdrawal, we calculate a new guarantee period. We do this by taking the immediate decrease in cash value resulting from the partial withdrawal and adding to that amount interest at an annual rate of 5% for the period from the date of withdrawal to the contract processing date on or next following such date. This is the guarantee adjustment amount. We subtract the guarantee adjustment amount from the fixed base and use the new fixed base to calculate a new guarantee period.

The examples below show the effect of partial withdrawals. The amount of the reduction in the face amount will depend on the amount of the partial withdrawal, the face amount at the time of the withdrawal and the contract year in which the withdrawal is made. Larger withdrawals result in larger reductions in the guarantee period. The same partial withdrawal made at the same time from Contracts with the same guarantee periods but with different face amounts would result in a greater reduction in the guarantee period for the Contract with the smaller face amount.

Examples 1 and 2 show the effect on the guarantee period of partial withdrawals for $30,000 and $60,000 taken at the beginning of contract year sixteen. Example 3 shows the effect on the guarantee period of a $60,000 partial withdrawal taken at the beginning of contract year eighteen. All three examples assume that death benefit option 1 has been elected, that annual payments of $40,114 have been made up to the contract year reflected in the example and that no other contract transactions have been made.

                     FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                INITIAL PAYMENT PLUS ANNUAL PAYMENTS OF $40,114
                           FACE AMOUNT: $1.5 MILLION
                      INITIAL GUARANTEE PERIOD: 7.25 YEARS
                            DEATH BENEFIT OPTION: 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                        EXAMPLE 1
----------------------------------------------------------
CONTRACT             PARTIAL                DECREASE IN
  YEAR              WITHDRAWAL            GUARANTEE PERIOD
--------            ----------            ----------------
   16               $30,000                .25 years
                        EXAMPLE 2
----------------------------------------------------------
CONTRACT             PARTIAL                DECREASE IN
  YEAR              WITHDRAWAL            GUARANTEE PERIOD
--------            ----------            ----------------
   16               $60,000                .75 years
                        EXAMPLE 3
----------------------------------------------------------
CONTRACT             PARTIAL                DECREASE IN
  YEAR              WITHDRAWAL            GUARANTEE PERIOD
--------            ----------            ----------------
   18               $60,000                .75 years

LOANS

You may use the Contract as collateral to borrow funds from us. The minimum loan is $1,000. You may repay all or part of the loan debt any time during either insured's lifetime. Each repayment must be for at least $1,000 or the amount of the loan debt, if less. Certain states won't permit a minimum amount that can be borrowed or repaid. If we previously applied any excess sales load to keep the Contract in force, we will first apply any loan repayment to repay such excess sales load. Loans may have tax consequences. See "Tax Considerations."

When you take a loan, we transfer from your investment base the amount of the loan and hold it as collateral in our general account. When a loan repayment is made, we transfer the amount of the repayment from the general account to the investment divisions. You may select the divisions you want to borrow from, and the divisions you want to repay (including interest payments). If you don't specify, we'll take the borrowed amounts proportionately from and make repayments proportionately to your investment base as then allocated to the investment divisions.

If you have the CMA Insurance Service, you can transfer loans and loan repayments to and from your CMA account.

Effect on Death Benefit and Cash Value. Whether or not you repay a loan, taking a loan will have a permanent effect on a Contract's cash value and may have a permanent effect on its death benefit. This is because the collateral for a loan does not participate in the performance of the investment divisions while the loan is outstanding. If the amount credited to the collateral is more than what is earned in the investment divisions, the cash value will be higher as a result of the loan, as may be the death benefit. Conversely, if the amount credited is less, the cash value will be lower, as may be the death benefit. In that case, the lower cash value may cause the Contract to lapse sooner than if no loan had been taken.

Loan Value. The loan value of a Contract equals 90% of its cash value. The sum of all outstanding loan amounts plus accrued interest is called loan debt. The maximum amount that can be borrowed at any time is the difference between the loan value and the loan debt.

Interest. While loan debt remains unpaid, we may charge interest at a maximum rate of 6% annually, subject to state regulation. Currently, we charge interest at 5.75% annually. Interest accrues each day and payments are due at the end of each contract year. IF YOU DON'T PAY THE INTEREST WHEN DUE, WE ADD IT TO THE UNPAID LOAN AMOUNT. Loan debt is considered part of cash value used to calculate gain.

The amount held in our general account as collateral for a loan earns interest at a minimum of 4% annually. Currently the loan collateral amount earns interest at an annual rate of 5%.

Net Loan Cost. In addition to the loan interest we charge, on each contract anniversary we reduce the investment base by the net loan cost (the difference between the interest charged and the earnings on the amount held as collateral in the general account) and add that amount to the amount held in the general account as collateral for the loan. Since the interest charged on loans is 5.75%, and the loan collateral amount earns interest at an annual rate of 5%, the current net loan cost on such loans is .75%. We take the net loan cost into account in determining the net cash surrender value of the Contract if the date of surrender is not a contract anniversary.

Cancellation Due to Excess Debt. If the loan debt exceeds the larger of (i) the cash value (plus excess sales load during the first 24 policy months) and less charges due on that date and (iii) the fixed base on a processing date, INCLUDING A PROCESSING DATE DURING THE GUARANTEE PERIOD, we will cancel the Contract 61 days after we mail a notice of intent to terminate the Contract to you unless we have receive at least the minimum repayment amount specified in the notice. Upon termination, we will deduct any cost of insurance charges and rider costs that may be applicable to the 61-day period and refund any unearned cost of insurance charges, rider costs, and any excess sales load that we did not previously apply to keep the Contract in force. If the Contract lapses with a loan outstanding, you may have adverse tax consequences. (See "Tax Considerations -- Contract Loans".)

DEATH BENEFIT PROCEEDS

We will pay the death benefit proceeds to the beneficiary when we receive all information needed to process the payment, including due proof of the last surviving insured's death. We must receive proof of death of both insureds. We will not pay a death benefit at the first death. When we first receive reliable notification of the last surviving insured's death by a representative of the owner or the insured, we may transfer the investment base to the division investing in the Money Reserve Portfolio, pending payment of death benefit proceeds.

If one of the insureds should die within two years from the Contract's issue date, within two years from the effective date of any requested change in the death benefit option requiring evidence of insurability, or within two years of an increase in the additional insurance rider face amount, you should promptly send due proof of the insured's death to our Service Center since we may pay only a limited benefit or contest the Contract. (See "Incontestability" and "Payment in Case of Suicide".)

Amount of Death Benefit Proceeds. The death benefit proceeds depend on the death benefit option you choose.

     - Under option 1, the death benefit equals the larger of the face amount or the variable insurance amount.

     - Under option 2, the death benefit equals the larger of the face amount plus the cash value or the variable insurance amount.

TO DETERMINE THE DEATH BENEFIT PROCEEDS, WE WILL SUBTRACT ANY LOAN DEBT FROM THE DEATH BENEFIT AND ADD ANY RIDER BENEFITS PAYABLE.

The values used in calculating the death benefit proceeds are as of the date of death. If the insured dies during the grace period, the death benefit proceeds equal the death benefit proceeds in effect immediately before the grace period minus any overdue charges. (See "When the Guarantee Period is Less Than for Life".)

Variable Insurance Amount. We determine the variable insurance amount daily by multiplying the cash value (plus excess sales load during the first 24 contract months) by the cash value corridor factor.

                           CASH VALUE CORRIDOR FACTOR

We use the cash value corridor factor to determine the amount of death benefit purchased by $1.00 of cash value. It is based on the younger insured's attained age on the date of calculation. It decreases daily as the younger insured's age increases. As a result, the variable insurance amount as a multiple of the cash value will decrease over time. Your contract contains a table of factors as of each anniversary.

  ATTAINED AGE     FEMALE
  ------------    --------
  40 and under      250%
       45           215%
       55           150%
       65           120%
     75-90          105%
  95 and over       100%

Changing the Death Benefit Option. On each contract anniversary beginning with the fifteenth, you may change the death benefit option. We will change the face amount to keep the death benefit constant on the effective date of the change. Therefore, if you change from option 1 to option 2, we will decrease the face amount of the Contract by the cash value on the date of the change. We will not permit a change in the death benefit option if it would result in a face amount of less than $100,000. If the change is from option 2 to option 1, we will increase the face amount of the Contract by the cash value on the date of the change.

If you request a change from option 1 to option 2, we will require you to provide evidence of insurability. We will not permit a change in death benefit options if after the change the Contract would fail to qualify as life insurance under federal tax laws as we interpret them.

A change in the death benefit option may cause the Contract to convert into a modified endowment contract. In such a case, we will not process the change until you confirm in writing that you wish to convert the Contract. A change in the death benefit option may also have other adverse tax consequences. You should consult a tax adviser before changing the Contract's death benefit option.

Example 1 below shows the effect on the face amount of a change from option 1 to option 2 and Example 2 shows the effect on the face amount of a change from option 2 to option 1. The face amount before each change is $500,000.

                                   EXAMPLE 1
          ------------------------------------------------------------
                              Before Option Change
                     Death Benefit under Option 1: $500,000
                             Face Amount: $500,000
                              Cash Value: $40,000

                              After Option Change
                     Death Benefit under Option 2: $500,000
                             Face Amount: $460,000
                              Cash Value: $40,000

                                   EXAMPLE 2
          ------------------------------------------------------------
                              Before Option Change
                     Death Benefit under Option 2: $540,000
                             Face Amount: $500,000
                              Cash Value: $40,000

                              After Option Change
                     Death Benefit under Option 1: $540,000
                             Face Amount: $540,000
                              Cash Value: $40,000

PAYMENT OF DEATH BENEFIT PROCEEDS

We will generally pay the death benefit proceeds to the beneficiary within seven days after our Service Center receives all the information needed to process the payment. We may delay payment, however, if we are contesting the Contract or under the circumstances described in "Using the Contract" and "Other Contract Provisions". If a delay is necessary and death of the last surviving insured occurs prior to the end of the guarantee period, we may delay payment of any excess of the death benefit over the face amount. After the guarantee period has expired, we may delay payment of the entire death benefit.

We will add interest from the date of the last surviving insured's death to the date of payment at an annual rate of at least 4%. The beneficiary may elect to receive the proceeds either in a single payment or under one or more income plans described below.

DOLLAR COST AVERAGING

What Is It? Once the feature is approved and is available in your state, the Contract will offer an optional transfer feature called Dollar Cost Averaging ("DCA"). Contact the Service Center about availability. This feature allows you to make automatic monthly transfers from the Money Reserve Portfolio to up to four other investment divisions depending on your current allocation of investment base. The DCA program will terminate and no transfers will be made if transfers under DCA would cause you to be invested in more than 5 divisions.

The DCA feature is intended to reduce the effect of short-term price fluctuations on investment cost. Since the same dollar amount is transferred to selected divisions each month, more units of a division are purchased when their value is low and fewer units are purchased when their value is high. Therefore, over the long haul a DCA program may let you buy units at a lower average cost. However, a DCA program does not assure a profit or protect against a loss in declining markets.

Once available, you can choose the DCA feature any time. Once you start using it, you must continue it for at least three months. You can select a duration in months for the DCA program. If you do not choose a duration we will make reallocations at monthly intervals until the balance in the Money Reserve Portfolio is zero. While the DCA program is in place any amount in the Money Reserve Portfolio is available for transfer.

Minimum Amounts. To elect DCA, you need to have a minimum amount in the Money Reserve Portfolio. We determine the amount required by multiplying the specified length of your DCA program in months by your specified monthly transfer amount. If you do not select a duration we determine the minimum amount required by multiplying your monthly transfer amount by 3 months. You must specify at least $100 for transfer each month. Allocations may be made in specific whole dollar amounts or in percentage increments of 1%. We reserve the right to change these minimums.

Should the amount in your Money Reserve Portfolio be less than the selected monthly transfer amount, we'll notify you that you need to put more money in the Money Reserve Portfolio to continue DCA. If you do not specify a duration or the specified duration has not been reached and the amount in the Money Reserve Portfolio is less than the monthly transfer amount, the entire amount will be transferred. Transfers are made based on your selected DCA percentage allocations or are made pro-rata based on your specified DCA transfer amounts.

When Do We Make DCA Transfers? We'll make the first DCA transfer on the first monthiversary date after the later of the date our Service Center receives your election or fourteen days after the in force date. We'll make additional DCA transfers on each subsequent monthiversary. We don't charge for DCA transfers. These transfers are in addition to reallocations permitted under the Contract.

RIGHT TO CONVERT CONTRACT

You may convert the Contract to a joint and last survivor contract with benefits that do not vary with the investment results of a separate account. Once you exercise this right, we will not allocate the investment base and additional payments to the Separate Account. You must submit your request to convert in writing within 24 months after the issue date of your Contract provided one of the insureds is still living. You will not have to provide evidence of insurability.

We will convert your Contract by adding an endorsement to it and by transferring, without charge, the investment base in the Separate Account to the guaranteed interest division. Assets in the guaranteed interest division are held in our general account. The investment base and any additional payments will remain in the guaranteed interest division, and we will credit them with interest at a rate we declare. Once we declare an interest rate, it will remain in effect for at least one year. After conversion, your Contract will no longer be subject to Separate Account charges. For a discussion of the tax consequences of converting the Contract, see "Tax Consequences."

INCOME PLANS

We offer several income plans to provide for payment of the death benefit proceeds to the beneficiary. Payments under these plans do not depend on the investment results of a separate account. You may choose one or more income plans at any time during the insureds' lifetime. If you haven't selected a plan when the last surviving insured dies, the beneficiary has one year to apply the death benefit proceeds either paid or payable to one or more of the plans. In addition, if you cancel the Contract, you may also choose one or more income plans for payment of the proceeds.

We need to approve any plan where any income payment would be less than $100.

Income plans include:

     - Annuity Plan. An amount can be used to purchase a single premium immediate annuity.

     - Interest Payment. You can leave amounts with us to earn interest at an annual rate of at least 3%. Interest payments can be made annually, semi-annually, quarterly or monthly.

     - Income for a Fixed Period. We make payments in equal installments for up to a fixed number of years.

     - Income for Life. We make payments in equal monthly installments until the death of a named person or the end of a designated period, whichever is later. The designated period may be for 10 or 20 years. Other designated periods and payment schedules may be available on request.

     - Income of a Fixed Amount. We make payments in equal installments until proceeds applied under this option and interest on the unpaid balance at not less than 3% per year are exhausted.

     - Joint Life Income. We make payments in monthly installments as long as at least one of two named persons is living. Other payment schedules may be available on request. While both are living, full payments are made. If one dies, payments of at least two-thirds of the full amount are made. Payments end completely when both named persons die.

UNDER THE INCOME FOR LIFE AND JOINT LIFE INCOME OPTIONS, OUR CONTRACTUAL OBLIGATION MAY BE SATISFIED WITH ONLY ONE PAYMENT IF AFTERWARD THE NAMED PERSON OR PERSONS DIES. IN ADDITION, ONCE IN EFFECT, SOME OF THE INCOME PLANS MAY NOT PROVIDE ANY SURRENDER RIGHTS.

REPORTS TO CONTRACT OWNERS

After the end of each processing period, we will send you a statement showing the allocation of your investment base, death benefit, cash value, any loan debt and, if there has been a change, new face amount, guarantee period and the additional insurance rider face amount. All figures will be as of the end of the immediately preceding processing period. The statement will show the amounts deducted from or added to the investment base during the processing period. The statement will also include any other information that may be currently required by your state.

You will receive confirmation of all financial transactions. These confirmations will show the price per unit of each of your investment divisions, the number of units you have in the investment division and the value of the investment division computed by multiplying the quantity of units by the price per unit. (See "Net Rate of Return for an Investment Division".)

We will also send you an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

CMA Account Reporting. If you have a Merrill Lynch Cash Management Account(R), you may elect to have your contract linked electronically to your CMA account. We call this the CMA Insurance Service. With this service, you will have certain Contract information included as part of your regular monthly CMA account statement. It will list the investment base allocation, death benefit, net cash surrender value, loan debt and any CMA account activity affecting the Contract during the month.

                            MORE ABOUT THE CONTRACT

USING THE CONTRACT

Ownership. The contract owner is one of the insureds, unless someone other than the insured has been named as the owner in the application. The contract owner has all rights and options described in the Contract.

If you are not an insured, you may want to name a contingent owner. If you die before the last surviving insured, the contingent owner will own your interest in the contract and have all your rights. If you don't name a contingent owner and you die before the last surviving insured, your estate will then own your interest in the Contract upon your death.

If there is more than one contract owner, we will treat the owners as joint tenants with rights of survivorship unless the ownership designation provides otherwise. We may require completion of additional forms. The owners must exercise their rights and options jointly, except that any one of the owners may reallocate the Contract's investment base by phone if the owner provides the personal identification number as well as the Contract number. One contract owner must be designated, in writing, to receive all notices, correspondence and tax reporting to which contract owners are entitled under the Contract.

Changing the Owner. During either insured's lifetime, you have the right to transfer ownership of the Contract. However, if you've named an irrevocable beneficiary, that person will need to consent. The new owner will have all rights and options described in the Contract. The change will be effective as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change. Changing the owner may have tax consequences. You should consult a tax adviser before changing the Contract's owner.

Assigning the Contract as Collateral. You may assign the Contract as collateral security for a loan or other obligation. This does not change the ownership. However, your rights and any beneficiary's rights are subject to the terms of the assignment. You must give satisfactory written notice at our Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

For a discussion of the tax issues associated with a collateral assignment, see "Tax Considerations".

Naming Beneficiaries. We will pay the primary beneficiary the death benefit proceeds of the Contract on the last surviving insured's death. If the primary beneficiary has died before the last surviving insured, we will pay the contingent beneficiary. If no contingent beneficiary is living, we will pay the last surviving insured's estate.

You may name more than one person as primary or contingent beneficiaries. We will pay proceeds in equal shares to the surviving beneficiaries unless the beneficiary designation provides differently.

You have the right to change beneficiaries during either insured's lifetime. However, if your primary beneficiary designation is irrevocable, the primary beneficiary must consent when certain contract rights and options are exercised. If you change the beneficiary, the change will take effect as of the date the notice is signed, but will not affect any payment we've made or action we've taken before our Service Center receives the notice of the change.

Maturity Proceeds. The maturity date is the contract anniversary nearest the younger insured's 100th birthday. On the maturity date, we will pay the contract owner the net cash surrender value, provided either insured is still living and the contract is in effect at that time.

When We Make Payments. We generally pay death benefit proceeds, partial withdrawals, loans and net cash surrender value within seven days after our Service Center receives all the information needed to process the payment. However, we may delay payment if it isn't practical for us to value or dispose of Trust units or Fund shares because:

     - the New York Stock Exchange is closed, other than for a customary weekend or holiday; or

     - trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission; or

     - the Securities and Exchange Commission declares that an emergency exists such that it is not reasonably practical to dispose of securities held in the Separate Account or to determine the value of their assets; or

     - the Securities and Exchange Commission by order so permits for the protection of contract owners.

SOME ADMINISTRATIVE PROCEDURES

We reserve the right to modify or eliminate the procedures described below. For administrative and tax purposes, we may from time to time require that specific forms be completed for certain transactions. These include reallocations, loans and partial withdrawals.

Personal Identification Number. We will send you a four-digit personal identification number ("PIN") shortly after the Contract is placed in force and before the end of the "free look" period. You must give this number when you call the Service Center to get information about the Contract, to make a loan (if an authorization is on file), or to make other requests.

Reallocating the Investment Base. Contract owners can reallocate their investment base either in writing or by telephone. If you request the reallocation by telephone, you must give your PIN as well as your Contract number. We will give a confirmation number over the telephone and then follow up in writing.

Requesting a Loan. You may request a loan in writing or, if all required authorization forms are on file, by telephone. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us the loan amount and the divisions from which the loan should be taken.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will generally wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds may be transferred directly to that CMA account.

Requesting Partial Withdrawals. Beginning in contract year 16, you may request partial withdrawals in writing or by telephone if all required telephone authorization forms are on file. Once our Service Center receives the authorization, you can call the Service Center, give your Contract number, name and PIN, and tell us how much to withdraw and from which investment divisions.

Upon request, we will wire the funds to the account at the financial institution named on your authorization. We will usually wire the funds within two working days of receipt of the request. If you have the CMA Insurance Service, funds can be transferred directly to that CMA account.

Telephone Requests. A telephone request for a loan, partial withdrawal or a reallocation received before 4 p.m. (ET) generally will be processed the same day. A request received at or after 4 p.m. (ET) will be processed the following business day. We reserve the right to change procedures or discontinue the ability to make telephone transfers.

We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures may include, but are not limited to, possible recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We will not be liable for following telephone instructions that we reasonably believe to be genuine.

OTHER CONTRACT PROVISIONS

In Case of Errors in the Application. If an age or sex stated in the application is wrong, it could mean that the face amount or any other Contract benefit is wrong. We will pay the correct benefits for the true age or sex.

Incontestability. We will rely on statements made in the applications. We can contest the validity of a Contract if any material misstatements are made in the application. We can also contest the validity of any change in face amount due to a change in death benefit option or any increase in the additional insurance rider face amount requested if any material misstatements are made in any application required for that change or increase.

Subject to state regulation, we won't contest the validity of a Contract after it has been in effect during both insureds' lifetime for two years from the date of issue or the date of any reinstatement. We won't contest any change in face amount due to a change in death benefit option or any increase in the additional insurance rider face amount after the change or increase has been in effect during both insureds' lifetime for two years from the date of the change.

At the end of the second contract year, we will mail you a notice requesting that you tell us if either insured has died. Failure to tell us of the death of either insured will not avoid a contest if we have grounds to do so, even if the Contract is still in force.

Payment in Case of Suicide. Subject to state regulation, if either insured commits suicide within two years from the Contract's issue date or the date of any reinstatement, we will pay only a limited death benefit and then terminate the Contract. The benefit will be equal to the amount of the payments made reduced by any loan debt.

Subject to state regulation, if either insured commits suicide within two years of the effective date of a change in the death benefit option requiring evidence of insurability or of the effective date of an increase in the additional insurance rider face amount, any amount of death benefit which would not be payable except for the increase in the face amount will be limited to the amount of cost of insurance deductions made for the increase.

Establishing Survivorship. If we are unable to determine which of the insureds was the last survivor, we will consider insured No. 1 as designated in the application to be the last surviving insured.

The death benefit will be reduced by any loan debt.

Contract Changes -- Applicable Federal Tax Law. To receive the tax treatment accorded to life insurance under federal income tax law, the Contract must qualify initially and continue to qualify as life insurance under the Internal Revenue Code or successor law. To maintain this qualification to the maximum extent of the law, we reserve the right to return any additional payments that would cause the Contract to fail to qualify as life insurance under applicable federal tax law as we may interpret it. Further, we reserve the right to make changes in the Contract or its riders or to make distributions from the Contract to the extent necessary to continue to qualify the Contract as life insurance. Any changes will apply uniformly to all Contracts that are affected and you will be given advance written notice of such changes.

Policy Split Rider. This rider allows you to split the Contract into two new individual contracts upon divorce of the insureds or if certain federal tax law changes occur. The rider describes certain conditions, including evidence of insurability of both insureds, which must be met before you can exercise the rider's benefit. If you would like more information about this rider and the conditions and rules relating to the exercise of any rights under the rider, you should call the Service Center. The Service Center can also provide you with a prospectus for the individual contract. For a discussion of the possible tax consequences of splitting the Contract, see "Tax Considerations."

State Variations. Certain Contract features, including the "free look" right, are subject to state variation. You should read your Contract carefully to determine whether any variations apply in the state in which the Contract is issued.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the contract loading, cost of insurance rates and the minimum payment, and may modify underwriting classifications and requirements.

Group arrangements include those in which a trustee or an employer, for example, purchases Contracts covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Contracts to its employees on an individual basis.

Costs for sales, administration, and mortality generally vary with the size and stability of the group and the reasons the Contracts are purchased, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Contracts or that have been in existence less than six months will not qualify for reduced charges.

We make any reductions according to rules in effect when an application for a Contract or additional payment is approved. We may change these rules from time to time. However, reductions in charges will not discriminate unfairly against any person.

UNISEX LEGAL CONSIDERATIONS

In 1983 the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. In addition, legislative, regulatory or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances.

The Contracts offered by this Prospectus are based on mortality tables that distinguish between men and women. As a result, the Contract pays different benefits to men and women of the same age. Employers and employee organizations should check with their legal advisers before purchasing these Contracts.

Some states prohibit the use of actuarial tables that distinguish between men and women in determining payments and contract benefits for contracts issued on the lives of their residents. Therefore, Contracts offered in this Prospectus to insure residents of these states will have unisex payments and benefits which are based on actuarial tables that do not differentiate on the basis of sex. You should disregard references made in this prospectus to such sex-based distinctions.

SELLING THE CONTRACTS

Role of Merrill Lynch, Pierce, Fenner & Smith, Incorporated. MLPF&S is the principal underwriter of the Contract. It was organized in 1958 under the laws of the state of Delaware and is registered as a broker-dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD"). The principal business address of MLPF&S is World Financial Center, 250 Vesey Street, New York, New York 10281. MLPF&S also acts as principal underwriter of other variable life insurance and variable annuity contracts we issue, as well as variable life insurance and variable annuity contracts issued by our affiliate, ML Life Insurance Company of New York. MLPF&S also acts as principal underwriter of certain mutual funds managed by Merrill Lynch Asset Management, the investment adviser for the Series Fund and the Variable Series Funds.

MLPF&S may arrange for sales of the Contract by other broker-dealers who are registered under the Securities Exchange Act of 1934 and are members of the NASD. Registered representatives of these other broker-dealers may be compensated on a different basis than MLPF&S FCs.

Role of Merrill Lynch Life Agencies. Contracts are sold by registered representatives of MLPF&S who are also licensed through various Merrill Lynch Life Agencies as our insurance agents. We have entered into a distribution agreement with MLPF&S and companion sales agreements with the Merrill Lynch Life Agencies through which the Contracts and other variable life insurance contracts issued through the Separate Account are sold and the registered representatives are compensated by Merrill Lynch Life Agencies and/or MLPF&S. The amounts paid under the distribution and sales agreements for the Separate Account for the years ended December 31, 1998, December 31, 1997, and December 31, 1996 were $22,517,219, $15,107,535, and $10,059,108, respectively.

Commissions. The maximum commission we will pay to the applicable insurance agency to be used to pay commissions to registered representatives are as follows: 95% of the target premium under the

Contract; plus 3% of payments thereafter. In addition, we may pay, on an annual basis, an amount equal to .11% of persisting investment base under a Contract. Commissions may be paid in the form of non-cash compensation, subject to applicable regulatory requirements.

For sales of Contracts to Merrill Lynch employees Financial Consultants receive reduced commissions.

TAX CONSIDERATIONS

Introduction. The following summary discussion is based on our understanding of current Federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

Tax Status of the Contract. In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a contract must satisfy certain requirements which are set forth in the Internal Revenue Code (IRC). Guidance as to how these requirements are to be applied to certain features of the Contracts is limited. Nevertheless, we believe it is reasonable to conclude that a Contact should satisfy the applicable requirements. If it is subsequently determined that Contact does not satisfy the applicable requirements, we may take appropriate steps to bring the Contact into compliance with such requirements and reserve the right to restrict Contact transactions in order to do so.

Diversification Requirements. IRC section 817(h) and the regulations under it provide that separate account investments underlying a Contract must be "adequately diversified" for it to qualify as a life insurance contract under IRC section 7702. The separate account intends to comply with the diversification requirements of the regulations under section 817(h). This will affect how we make investments.

In certain circumstances, owners of variable life contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. Where this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features such as the flexibility of an owner to allocate premium payments and transfer contract accumulation values have not been explicitly addressed in published rulings. While we believe that the contracts do not give owners investment control over variable account assets, we reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

The following discussion assumes that the Contract will qualify as a life insurance contract for Federal income tax purposes.

Tax Treatment of Contract Benefits in General. We believe that the death benefit under a Contract should be excludible from the gross income of the beneficiary. Federal, state and local gift, estate, inheritance, transfer and other tax consequences of ownership of receipt of Contract proceeds depend on the circumstances of each owner or beneficiary. A tax advisor should be consulted on these consequences.

Generally, the owner will not be deemed to be in constructive receipt of the contract value until there is a distribution. When distributions from a Contract occur, or when loans are taken out from or secured by a Contract, the tax consequences depend on whether the Contract is classified as a "modified endowment contract."

Modified Endowment Contracts. Under the Internal Revenue Code, life insurance contracts that fail to satisfy the "7-pay test" are classified as "modified endowment contracts," with less favorable tax treatment than other life insurance contracts. This test applies a cumulative limit on the amount of payments that can be made into a Contract each year in the first seven contract years. In effect, in order to comply with the 7-pay test, a Contract must be purchased with a higher face amount for a given initial payment than would otherwise be required to satisfy the federal tax definition of a life insurance contract.

Certain changes in a Contract after it is issued could also cause it to fail to satisfy the 7-pay test and therefore to be classified as a modified endowment contract. Making additional payments, reducing the Contract's death benefit at any time, reducing the Contracts benefits through a partial withdrawal, a change in death benefit option, a decrease in face amount of the base policy or an additional insurance rider, or termination of additional benefits under a rider are examples of changes that could result in a Contract becoming classified as a modified endowment contract. Reducing the death benefit at any time below the lowest death benefit provided by the Contract during the first seven years will probably cause the Contract to be classified as a modified endowment contract. Even if these events do not result in a Contract becoming classified as a modified endowment contract, moreover, they could reduce the amount that may be paid in the future without causing the Contract to be classified as a modified endowment contract.

It should be noted that compliance with the 7-pay test does not imply or guarantee that only seven payments will be required for the initial death benefit to be guaranteed for life.

Any Contract received in exchange for a modified endowment contract will be considered a modified endowment contract and will be subject to the tax treatment accorded to modified endowment contracts that is described below. Contract owners may choose not to exercise their right to make additional premium payments, in order to preserve their Contract's current tax treatment.

Due to the flexibility of the Contract as to premium payments and benefits, the individual circumstances of each Contract will determine whether it is classified as a modified endowment contract. As the foregoing discussion indicates, the 7-pay test and the rules governing whether a Contract is classified as a modified endowment contract are quite complex. A current or prospective owner should therefore consult with a competent adviser to determine whether a Contract transaction will cause the Contract to be classified as a modified endowment contract.

Distributions (Other Than Death Benefits) from Modified Endowment
Contracts. Contracts classified as modified endowment contracts are subject to the following tax rules:

     (1) All distributions other than death benefits, including distributions upon surrender and withdrawals, from a modified endowment contract will be treated first as distributions of gain taxable as ordinary income and as tax-free recovery of the owner's investment in the Contract only after all gain has been distributed.

     (2) Loans taken from or secured by a Contract classified as a modified endowment contract (including collateral assignments) are treated as distributions and taxed accordingly.

     (3) A 10 percent additional income tax is imposed on the amount subject to tax except where the distribution or loan is made when the owner has attained age 59 1/2 or is disabled, or where the distribution is part of a series of substantially equal periodic payments for the life (or life expectancy) of the owner or the joint lives (or joint life expectancies) of the owner and the owner's beneficiary or designated beneficiary.

If a Contract becomes a modified endowment contract, distributions that occur during the contract year will be taxed as distributions from a modified endowment contract. In addition, distributions from a Contract within two years before it becomes a modified endowment contract will be taxed in this manner. This means that a distribution made from a Contract that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Distributions (Other Than Death Benefits) from Contracts that are not Modified Endowment Contracts. Distributions (other than death benefits) from a Contract that is not classified as a modified endowment contract are generally treated first as a recovery of the owner's investment in the Contract and only after the recovery of all investment in the Contract as taxable income. However, certain distributions which must be made in order to enable the Contract to continue to qualify as a life insurance contract for Federal income tax purposes if Contract benefits are reduced during the first 15 Contract years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Contract that is not a modified endowment contract are generally not treated as distributions. However, the tax consequences of preferred loans are unclear. You should consult a tax advisor as to those consequences.

Finally, neither distributions from nor loans from or secured by a Contract that is not a modified endowment contract are subject to the 10 percent additional income tax.

Investment in the Contract. Your investment in the Contract is generally your aggregate Premiums. When a distribution is taken from the Contract, your investment in the Contract is reduced by the amount of the distribution that is tax-free.

Multiple Contracts. All modified endowment contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

Contract Loans. If a Contract loan is outstanding when a Contract is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. In general, interest on a Contract loan will not be deductible. Before taking out a Contract loan, you should consult a tax adviser as to the tax consequences.

Tax Treatment of Policy Split. The policy split rider permits a Contract to be split into two individual policies. It is not clear whether exercising the policy split rider will be treated as a taxable transaction or whether the individual Contracts that result would be classified as modified endowment contracts. A competent tax advisor should be consulted before exercising the policy split rider.

Other Tax Considerations. The transfer of the Contract or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Contract to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Contract proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Contracts Used for Business Purposes. The Contract can be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such arrangements may vary depending on the particular facts and circumstances. If you are purchasing the Contract for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax adviser. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. It is possible that any legislative change could be retroactive (that is, effective prior to the date of the change). Consult a tax advisor with respect to legislative developments and their effect on the Contract.

We don't make any guarantee regarding the tax status of any Contract or any transaction regarding the Contract.

The above discussion is not intended as tax advice. For tax advice you should consult a competent tax adviser. Although this tax discussion is based on our understanding of federal income tax laws as they are currently interpreted, we can't guarantee that those laws or interpretations will remain unchanged.

OUR INCOME TAXES

Insurance companies are generally required to capitalize and amortize certain policy acquisition expenses over a ten year period rather than currently deducting such expenses. This treatment applies to the deferred acquisition expenses of a Contract and will result in a significantly higher corporate income tax liability for us in early contract years. We make a charge to compensate us for the anticipated higher corporate income taxes that result from the sale of a Contract. (See "Contract Loading".)

We currently make no other charges to the Separate Account for any federal, state or local taxes that we incur that may be attributable to the Separate Account or to the Contracts. We reserve the right, however, to make a charge for any tax or other economic burden resulting from the application of tax laws that we determine to be properly attributable to the Separate Account or to the Contracts.

REINSURANCE

We intend to reinsure some of the risks assumed under the Contracts.

                                 ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, INVESTMENT BASE, CASH SURRENDER VALUES AND ACCUMULATED PAYMENTS

The tables below demonstrate the way in which the Contract works. The tables are based on the following ages (to age 99 of the younger insured), face amounts, payments and guarantee periods and show values based upon both current and maximum cost of insurance charges.

          1. The illustration on page 45 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $40,114 through contract year 37, an initial face amount of $1.5 million, an initial guarantee period of 7.25 years and coverage under death benefit option 1. It assumes current mortality charges.

          2. The illustration on page 46 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $40,114 through contract year 37, an initial face amount of $1.5 million, an initial guarantee period of 7.25 years and coverage under death benefit option 1. It assumes maximum mortality charges.

          3. The illustration on page 47 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $142,166 through contract year 32, an initial face amount of $1.5 million, an initial guarantee period of 14 years and coverage under death benefit option 2. It assumes current mortality charges.

          4. The illustration on page 48 is for a Contract issued to a male age 65 and a female age 60 both in the standard non-smoker underwriting class with annual payments of $142,166 through contract year 32, an initial face amount of $1.5 million, an initial guarantee period of 14 years and coverage under death benefit option 2. It assumes maximum mortality charges.

The tables show how the death benefit, investment base and net cash surrender value may vary over an extended period of time assuming hypothetical rates of return (i.e., investment income and capital gains and losses, realized or unrealized) equivalent to constant gross annual rates of 0%, 6% and 12%.

The death benefit, investment base and net cash surrender value for a Contract would be different from those shown if the actual rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual contract years.

The amounts shown for the death benefit, investment base and net cash surrender value as of the end of each contract year take into account the daily asset charge in the Separate Account equivalent to .90% (annually at the beginning of the year) of assets attributable to the Contracts at the beginning of the year.

The amounts shown in the tables also assume an additional charge of .58%. This charge assumes that investment base is allocated equally among all investment divisions and is based on the 1998 expenses (including monthly advisory fees and operating expenses) for the Funds, and the current trust charge. This charge also reflects expense reimbursements made in 1998 to certain portfolios by the investment adviser to the respective portfolio. These reimbursements, amounted to .17%, .13%, .35%, and .03% of the average daily net assets of the Developing Capital Markets Focus Fund, the Natural Resources Portfolio, the Alliance Quasar Portfolio, and the Alliance Premier Growth Portfolio respectively. (See "Charges to Fund Assets".) The actual charge under a Contract for Fund expenses and the trust charge will depend on the actual allocation of the investment base and may be higher or lower depending on how the investment base is allocated.

Taking into account the .90% asset charge in the Separate Account and the .58% charge described above, the gross annual rates of investment return of 0%, 6% and 12% correspond to net annual rates of -1.47%, 4.47%, and 10.42%, respectively. The gross returns are before any deductions and should not be compared to rates which reflect deduction of charges.

The hypothetical returns shown on the tables are without any income tax charges that may be attributable to the Separate Account in the future (although they do reflect the charge for federal income taxes included in the contract loading, see "Contract Loading"). In order to produce after tax returns of 0%, 6% and 12%, the Funds would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges attributable to the Separate Account.

The second column of the tables shows the amount which would accumulate if an amount equal to the payments were invested to earn interest (after taxes) at 5% compounded annually.

We will furnish upon request a personalized illustration reflecting the proposed insureds' ages, face amount and the payment amounts requested. The illustration will also use current cost of insurance rates and will assume that the proposed insureds are in a standard non-smoker underwriting class.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65

                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $40,114 FOR 37 YEARS
       FACE AMOUNT(1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 7.25 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                         END OF YEAR
                                                                TOTAL                DEATH BENEFIT(3)(7)
                                                              PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                              MADE PLUS           ANNUAL RATE OF RETURN OF
                                                          INTEREST AT 5% AS   ---------------------------------
             CONTRACT YEAR               PAYMENTS(2)(6)    OF END OF YEAR        0%          6%          12%
             -------------               --------------   -----------------   ---------   ---------   ---------
 1.....................................      40,114              42,120       1,500,000   1,500,000   1,500,000
 2.....................................      40,114              86,345       1,500,000   1,500,000   1,500,000
 3.....................................      40,114             132,782       1,500,000   1,500,000   1,500,000
 4.....................................      40,114             181,541       1,500,000   1,500,000   1,500,000
 5.....................................      40,114             232,738       1,500,000   1,500,000   1,500,000
 6.....................................      40,114             286,495       1,500,000   1,500,000   1,500,000
 7.....................................      40,114             342,939       1,500,000   1,500,000   1,500,000
 8.....................................      40,114             402,206       1,500,000   1,500,000   1,500,000
 9.....................................      40,114             464,436       1,500,000   1,500,000   1,500,000
10.....................................      40,114             529,777       1,500,000   1,500,000   1,500,000
15.....................................      40,114             908,883       1,500,000   1,500,000   1,500,000
20.....................................      40,114           1,392,728       1,500,000   1,500,000   1,965,328
30.....................................      40,114           2,798,384       1,500,000   1,686,491   5,162,505
40.....................................           0           4,955,268               0           0           0

                                                   END OF YEAR
                                               INVESTMENT BASE AND
                                                NET CASH SURRENDER                    END OF YEAR
                                                   VALUE(3)(4)                      CASH VALUE(3)(5)
                                           ASSUMING HYPOTHETICAL GROSS        ASSUMING HYPOTHETICAL GROSS
                                             ANNUAL RATE OF RETURN OF           ANNUAL RATE OF RETURN OF
                                         --------------------------------   --------------------------------
             CONTRACT YEAR                 0%         6%          12%         0%         6%          12%
             -------------               -------   ---------   ----------   -------   ---------   ----------
 1.....................................   19,500      20,681       21,865    19,500      20,681       21,865
 2.....................................   38,301      41,862       45,569    38,301      41,862       45,569
 3.....................................   74,563      82,797       91,626    74,563      82,797       91,626
 4.....................................  110,223     125,495      142,415   110,223     125,495      142,415
 5.....................................  145,250     169,994      198,395   145,250     169,994      198,395
 6.....................................  179,636     216,363      260,097   179,636     216,363      260,097
 7.....................................  213,337     264,637      328,077   213,337     264,637      328,077
 8.....................................  246,326     314,870      402,973   246,326     314,870      402,973
 9.....................................  278,550     367,101      485,477   278,550     367,101      485,477
10.....................................  309,998     421,413      576,406   309,998     421,413      576,406
15.....................................  447,869     721,438    1,147,503   447,869     721,438    1,147,503
20.....................................  529,212   1,069,664    1,871,741   529,212   1,069,664    1,871,741
30.....................................  238,742   1,606,182    4,916,672   238,742   1,606,182    4,916,672
40.....................................        0   2,449,895   13,049,247         0   2,449,895   13,049,247

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period reaches life of the younger insured in contract years 21 and 14, respectively. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee period of life is reached.
(7) At contract year 40, on the contract anniversary nearest the younger insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided either insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65

                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $40,114 FOR 37 YEARS
       FACE AMOUNT(1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 7.25 YEARS
                             DEATH BENEFIT OPTION 1
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                        END OF YEAR
                                                               TOTAL                DEATH BENEFIT(3)(7)
                                                             PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                             MADE PLUS           ANNUAL RATE OF RETURN OF
                                                         INTEREST AT 5% AS   ---------------------------------
            CONTRACT YEAR               PAYMENTS(2)(6)    OF END OF YEAR        0%          6%          12%
            -------------               --------------   -----------------   ---------   ---------   ---------
 1...................................       40,114              42,120       1,500,000   1,500,000   1,500,000
 2...................................       40,114              86,345       1,500,000   1,500,000   1,500,000
 3...................................       40,114             132,782       1,500,000   1,500,000   1,500,000
 4...................................       40,114             181,541       1,500,000   1,500,000   1,500,000
 5...................................       40,114             232,738       1,500,000   1,500,000   1,500,000
 6...................................       40,114             286,495       1,500,000   1,500,000   1,500,000
 7...................................       40,114             342,939       1,500,000   1,500,000   1,500,000
 8...................................       40,114             402,206       1,500,000   1,500,000   1,500,000
 9...................................       40,114             464,436       1,500,000   1,500,000   1,500,000
10...................................       40,114             529,777       1,500,000   1,500,000   1,500,000
15...................................       40,114             908,883       1,500,000   1,500,000   1,500,000
20...................................       40,114           1,392,728       1,500,000   1,500,000   1,752,345
30...................................       40,114           2,798,384       1,500,000   1,500,000   4,462,106
40...................................            0           4,955,268               0           0           0

                                                    END OF YEAR
                                                INVESTMENT BASE AND
                                                 NET CASH SURRENDER                     END OF YEAR
                                                    VALUE(3)(4)                       CASH VALUE(3)(5)
                                            ASSUMING HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
                                              ANNUAL RATE OF RETURN OF            ANNUAL RATE OF RETURN OF
                                         ----------------------------------   --------------------------------
            CONTRACT YEAR                   0%          6%          12%          0%         6%         12%
            -------------                --------    --------    ----------   --------   --------   ----------
 1....................................    19,500      20,681         21,865    19,500     20,681        21,865
 2....................................    38,132      41,686         45,387    38,132     41,686        45,387
 3....................................    73,561      81,751         90,535    73,561     81,751        90,535
 4....................................   107,630     122,749        139,514   107,630    122,749       139,514
 5....................................   140,192     164,565        192,581   140,192    164,565       192,581
 6....................................   171,084     207,070        250,024   171,084    207,070       250,024
 7....................................   200,072     250,068        312,121   200,072    250,068       312,121
 8....................................   227,053     293,500        379,357   227,053    293,500       379,357
 9....................................   251,773     337,175        452,177   251,773    337,175       452,177
10....................................   273,988     380,927        531,167   273,988    380,927       531,167
15....................................   334,317     592,971      1,050,831   334,317    592,971     1,050,831
20....................................   244,191     764,708      1,668,900   244,191    764,708     1,668,900
30....................................         0     612,130      4,249,625         0    612,130     4,249,625
40....................................         0           0     11,094,102         0          0    11,094,102

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At an annual rate of return of 12% and maximum mortality charges, the guarantee period reaches life of the younger insured in contract year 15. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee of life is reached.
(7) At contract year 40, on the contract anniversary nearest the younger insureds 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided either insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $142,166 FOR 32 YEARS
        FACE AMOUNT(1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 14 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON CURRENT MORTALITY CHARGES

                                                                                        END OF YEAR
                                                               TOTAL                DEATH BENEFIT(3)(7)
                                                             PAYMENTS           ASSUMING HYPOTHETICAL GROSS
                                                             MADE PLUS            ANNUAL RATE OF RETURN OF
                                                         INTEREST AT 5% AS   ----------------------------------
            CONTRACT YEAR               PAYMENTS(2)(6)    OF END OF YEAR        0%          6%          12%
            -------------               --------------   -----------------   ---------   ---------   ----------
 1....................................     142,166             149,274       1,597,247   1,603,116    1,608,995
 2....................................     142,166             306,012       1,728,186   1,748,089    1,768,726
 3....................................     142,166             470,587       1,857,143   1,899,484    1,945,041
 4....................................     142,166             643,391       1,984,111   2,057,550    2,139,627
 5....................................     142,166             824,835       2,109,069   2,222,533    2,354,337
 6....................................     142,166           1,015,351       2,232,022   2,394,716    2,591,238
 7....................................     142,166           1,215,393       2,352,928   2,574,348    2,852,568
 8....................................     142,166           1,425,437       2,471,761   2,761,702    3,140,813
 9....................................     142,166           1,645,983       2,588,456   2,957,028    3,458,676
10....................................     142,166           1,877,556       2,703,000   3,160,633    3,809,195
15....................................     142,166           3,221,125       3,232,406   4,303,197    6,169,625
20....................................     142,166           4,935,897       3,649,428   5,640,234    9,030,373
30....................................     142,166           9,917,612       3,786,995   8,183,660   20,524,160
40....................................           0          16,606,865               0           0            0

                                                 END OF YEAR
                                             INVESTMENT BASE AND
                                              NET CASH SURRENDER                      END OF YEAR
                                                 VALUE(3)(4)                        CASH VALUE(3)(5)
                                         ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
                                           ANNUAL RATE OF RETURN OF             ANNUAL RATE OF RETURN OF
                                      ----------------------------------   ----------------------------------
           CONTRACT YEAR                 0%          6%          12%          0%          6%          12%
           -------------              ---------   ---------   ----------   ---------   ---------   ----------
 1..................................     97,247     103,116      108,995      97,247     103,116      108,995
 2..................................    228,186     248,089      268,726     228,186     248,089      268,726
 3..................................    357,143     399,484      445,041     357,143     399,484      445,041
 4..................................    484,111     557,550      639,627     484,111     557,550      639,627
 5..................................    609,069     722,533      854,337     609,069     722,533      854,337
 6..................................    732,022     894,716    1,091,238     732,022     894,716    1,091,238
 7..................................    852,928   1,074,348    1,352,568     852,928   1,074,348    1,352,568
 8..................................    971,761   1,261,702    1,640,813     971,761   1,261,702    1,640,813
 9..................................  1,088,456   1,457,028    1,958,676   1,088,456   1,457,028    1,958,676
10..................................  1,203,000   1,660,633    2,309,195   1,203,000   1,660,633    2,309,195
15..................................  1,732,406   2,803,197    4,669,625   1,732,406   2,803,197    4,669,625
20..................................  2,149,428   4,140,234    7,530,373   2,149,428   4,140,234    7,530,373
30..................................  2,286,995   6,683,660   19,024,159   2,286,995   6,683,660   19,024,159
40..................................          0   7,170,756   47,491,120           0   7,170,756   47,491,120

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At annual rates of return of 6% and 12% and current mortality charges, the guarantee period reaches life of the younger insured in contract years 27 and 15, respectively. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee of life is reached.
(7) At contract year 40, on the contract anniversary nearest the younger insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided either insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

             JOINT INSUREDS: FEMALE ISSUE AGE 60/MALE ISSUE AGE 65
                     STANDARD NON-SMOKER UNDERWRITING CLASS
                    ANNUAL PAYMENTS OF $142,166 FOR 32 YEARS
        FACE AMOUNT(1): $1.5 MILLION INITIAL GUARANTEE PERIOD: 14 YEARS
                             DEATH BENEFIT OPTION 2
                       BASED ON MAXIMUM MORTALITY CHARGES

                                                                                                 END OF YEAR
                                                                                             DEATH BENEFIT(3)(7)
                                                                   TOTAL PAYMENTS        ASSUMING HYPOTHETICAL GROSS
                                                                      MADE PLUS            ANNUAL RATE OF RETURN OF
                                                                  INTEREST AT 5% AS   ----------------------------------
                CONTRACT YEAR                    PAYMENTS(2)(6)    OF END OF YEAR        0%          6%          12%
                -------------                    --------------   -----------------   ---------   ---------   ----------
 1............................................      142,166             149,274       1,597,247   1,603,116    1,608,995
 2............................................      142,166             306,012       1,728,012   1,747,909    1,768,539
 3............................................      142,166             470,587       1,856,094   1,898,386    1,943,892
 4............................................      142,166             643,391       1,981,348   2,054,609    2,136,502
 5............................................      142,166             824,835       2,103,587   2,216,598    2,347,923
 6............................................      142,166           1,015,351       2,222,593   2,384,341    2,579,836
 7............................................      142,166           1,215,393       2,338,054   2,557,721    2,833,990
 8............................................      142,166           1,425,437       2,449,797   2,736,758    3,112,465
 9............................................      142,166           1,645,983       2,557,462   2,921,279    3,417,357
10............................................      142,166           1,877,556       2,660,691   3,111,097    3,750,976
15............................................      142,166           3,221,125       3,092,138   4,126,130    5,942,472
20............................................      142,166           4,935,897       3,308,602   5,179,189    8,605,619
30............................................      142,166           9,917,612       2,499,665   6,641,130   17,756,464
40............................................            0          16,606,865               0           0            0

                                                            END OF YEAR
                                                        INVESTMENT BASE AND
                                                         NET CASH SURRENDER                      END OF YEAR
                                                            VALUE(3)(4)                        CASH VALUE(3)(5)
                                                    ASSUMING HYPOTHETICAL GROSS          ASSUMING HYPOTHETICAL GROSS
                                                      ANNUAL RATE OF RETURN OF             ANNUAL RATE OF RETURN OF
                                                 ----------------------------------   ----------------------------------
                CONTRACT YEAR                       0%          6%          12%          0%          6%          12%
                -------------                    ---------   ---------   ----------   ---------   ---------   ----------
 1............................................      97,247     103,116      108,995      97,247     103,116      108,995
 2............................................     228,012     247,909      268,539     228,012     247,909      268,539
 3............................................     356,094     398,386      443,892     356,094     398,386      443,892
 4............................................     481,348     554,608      636,502     481,348     554,608      636,502
 5............................................     603,587     716,598      847,923     603,587     716,598      847,923
 6............................................     722,593     884,341    1,079,836     722,593     884,341    1,079,836
 7............................................     838,054   1,057,721    1,333,990     838,054   1,057,721    1,333,990
 8............................................     949,797   1,236,758    1,612,465     949,797   1,236,758    1,612,465
 9............................................   1,057,462   1,421,279    1,917,357   1,057,462   1,421,279    1,917,357
10............................................   1,160,691   1,611,097    2,250,976   1,160,691   1,611,097    2,250,976
15............................................   1,592,138   2,626,130    4,442,472   1,592,138   2,626,130    4,442,472
20............................................   1,808,602   3,679,189    7,105,619   1,808,602   3,679,189    7,105,619
30............................................     999,665   5,141,130   16,256,464     999,665   5,141,130   16,256,464
40............................................           0           0   32,845,101           0           0   32,845,101

(1) Assumes no additional insurance rider face amount.
(2) All payments are illustrated as if made at the beginning of the contract year.
(3) Assumes annual payments are made and no loans or withdrawals have been taken.
(4) Investment base will equal net cash surrender value on each contract anniversary. If the Contract is surrendered within 24 months after issue, the contract owner will also receive any excess sales load previously deducted.
(5) Cash value will equal investment base and net cash surrender value on each contract anniversary if no loans have been taken.
(6) The payments shown may extend beyond the year in which the automatic adjustment is made. At an annual rate of return of 12% and maximum mortality charges, the guarantee period reaches life of the younger insured in contract year 16. Once a guarantee of life is reached, no more payments would be accepted. Values shown at annual rates of return of 0%, 6% and 12% do not reflect any payments shown after a guarantee of life is reached.
(7) At contract year 40, on the contract anniversary nearest the younger insured's 100th birthday, the Contract reaches its maturity date and a death benefit is no longer provided. On the maturity date, the net cash surrender value is paid to the contract owner, provided either insured is still living.

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE PERFORMANCE. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ILLUSTRATED AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT, INVESTMENT BASE AND CASH VALUE WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY US OR THE FUNDS OR THE ZERO TRUSTS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                MORE ABOUT MERRILL LYNCH LIFE INSURANCE COMPANY

DIRECTORS AND EXECUTIVE OFFICERS

Merrill Lynch Life's directors and executive officers and their positions with Merrill Lynch Life are as follows:

                NAME                       POSITION(S) WITH THE COMPANY
                ----                       ----------------------------
Anthony J. Vespa                       Chairman of the Board, President, and
                                       Chief Executive Officer
Joseph E. Crowne, Jr.                  Director, Senior Vice President,
                                       Chief Financial Officer, Chief
                                       Actuary, and Treasurer
Barry G. Skolnick                      Director, Senior Vice President,
                                       General Counsel, and Secretary
David M. Dunford                       Director, Senior Vice President, and
                                       Chief Investment Officer
Gail R. Farkas                         Director and Senior Vice President
Robert J. Boucher                      Senior Vice President, Variable Life
                                       Administration

Each director is elected to serve until the next annual meeting of shareholders or until his or her successor is elected and shall have qualified. Each has held various executive positions with insurance company subsidiaries of our indirect parent, Merrill Lynch & Co., Inc. The principal positions of our directors and executive officers for the past five years are listed below:

Mr. Vespa joined Merrill Lynch Life in January 1994. Since February 1994, he has held the position of Senior Vice President of MLPF&S.

Mr. Crowne joined Merrill Lynch Life in June 1991.

Mr. Skolnick joined Merrill Lynch Life in November 1990. Since May 1992, he has held the position of Assistant General Counsel of Merrill Lynch & Co., Inc. and First Vice President and Assistant General Counsel of MLPF&S.

Mr. Dunford joined Merrill Lynch Life in July 1990.

Ms. Farkas joined Merrill Lynch Life in August 1995. Prior to August 1995, she held the position of Director of Market Planning of MLPF&S.

Mr. Boucher joined Merrill Lynch Life in May 1992.

Our shares are not owned by any of our officers or directors, as we are a wholly owned subsidiary of MLIG. Our officers and directors, both individually and as a group, own less than one percent of the outstanding shares of common stock of Merrill Lynch & Co., Inc.

SERVICES ARRANGEMENT

We and MLIG, are parties to a service agreement pursuant to which MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to us, including services related to the Separate Account and the Contracts. We reimburse expenses incurred by MLIG under this service agreement on an allocated cost basis. Charges billed to us by MLIG under the agreement were $43.2 million for the year ended December 31, 1998.

STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department (the "Insurance Department"). We file a detailed financial statement in the prescribed form (the "Annual Statement") with the Insurance Department each year covering our operations for the preceding year and our financial condition as of the end of that year. Regulation by the Insurance Department includes periodic examination to determine contract liabilities and reserves so that the Insurance Department may certify that these items are correct. Our books and accounts are subject to review by the Insurance Department at all times. A full examination of our operations is conducted periodically by the Insurance Department and under the auspices of the National Association of Insurance Commissioners. We are also subject to the insurance laws and regulations of all jurisdictions in which we are licensed to do business.

YEAR 2000

Many computer systems were designed using only two digits to designate years. These systems may not be able to distinguish the Year 2000 from the Year 1900 (commonly known as the "Year 2000 Problem"). Like other investment companies and financial and business organizations, the Separate Account could be adversely affected if the computer systems we or the other service providers use do not properly address this problem before January 1, 2000. Merrill Lynch & Co., Inc. has established a dedicated group to analyze these issues and to implement any systems modifications necessary to prepare for the Year 2000. Substantial resources are being devoted to this effort. It is difficult to predict whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on us. Currently, we don't anticipate that the transition to the 21st century will have any material impact on our ability to continue to service the Contracts at current levels. In addition, we have sought assurances from the other service providers that they are taking all necessary steps to ensure that their computer systems will accurately reflect the Year 2000. We will continue to monitor the situation. At this time, however, we cannot give assurance that the other service providers have anticipated every step necessary to avoid any adverse effect on the Separate Account attributable to the Year 2000 Problem.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, is not material to our total assets or to MLPF&S.

EXPERTS

Our financial statements as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 and of the Separate Account as of December 31, 1998 and for the periods presented, included in this Prospectus, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP's principal business address is Two World Financial Center, New York, New York 10281-1433.

Actuarial matters included in this Prospectus have been examined by Joseph E. Crowne, Jr., F.S.A., our Chief Actuary and Chief Financial Officer, as stated in his opinion filed as an exhibit to the registration statement.

LEGAL MATTERS

The organization of the Company, its authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our Senior Vice President and General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

REGISTRATION STATEMENTS

Registration statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940 that relate to the Contract and its investment options. This Prospectus does not contain all of the information in the registration statements as permitted by Securities and Exchange Commission regulations. The omitted information can be obtained from the

Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS

Our financial statements, included herein, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT


To the Board of Directors of
Merrill Lynch Life Insurance Company:


We have audited the accompanying statement of net assets of Merrill Lynch Variable Life Separate Account (the "Account") as of December 31, 1998 and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company (the "Company"). Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund and unit investment trust securities owned at December 31, 1998. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Account at December 31, 1998 and the results of its operations and the changes in its net assets for each of the three years in the period then ended in conformity with generally accepted accounting principles.

Our audits were conducted for the purpose of forming an opinion on the basic financial statements taken as a whole. The supplemental schedules included herein are presented for the purpose of additional analysis and are not a required part of the basic financial statements. These schedules are the responsibility of the Company's management. Such schedules have been subjected to the auditing procedures applied in our audits of the basic financial statements and, in our opinion, are fairly stated in all material respects when considered in relation to the basic financial statements taken as a whole.




February 4, 1999

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998

ASSETS:                                                                    Cost                 Shares             Market Value
								  --------------------- --------------------- ---------------------
Investments in Merrill Lynch Series Fund, Inc. (Note 1):
  Money Reserve Portfolio                                         $         86,585,835            86,585,835  $         86,585,835
  Intermediate Government Bond Portfolio                                    21,343,673             1,941,670            21,979,706
  Long-Term Corporate Bond Portfolio                                        21,965,632             1,903,747            22,673,624
  Capital Stock Portfolio                                                   40,157,899             1,759,745            47,565,902
  Growth Stock Portfolio                                                    45,212,262             1,723,506            63,252,677
  Multiple Strategy Portfolio                                               28,639,028             1,754,015            31,870,459
  High Yield Portfolio                                                      32,281,551             3,584,085            28,314,275
  Natural Resources Portfolio                                                1,812,547               218,219             1,496,986
  Global Strategy Portfolio                                                 42,573,590             2,749,630            43,994,080
  Balanced Portfolio                                                        13,776,731               962,481            15,572,940
								  ---------------------                       ---------------------
									   334,348,748                                 363,306,484
								  ---------------------                       ---------------------
Investments in Merrill Lynch Variable Series Funds, Inc. (Note 1):
  Global Utility Focus Fund                                                  2,684,153               182,299             3,113,667
  International Equity Focus Fund                                           10,865,894               986,194            10,532,548
  Global Bond Focus Fund                                                     1,349,087               141,774             1,403,561
  Basic Value Focus Fund                                                    51,905,445             3,671,360            53,858,851
  Developing Capital Markets Focus Fund                                      5,327,376               544,303             3,499,867
  Special Value Focus Fund                                                   4,478,605               191,550             3,821,418
  Index 500 Fund                                                            12,434,362               879,576            14,274,760
								  ---------------------                       ---------------------
									    89,044,922                                  90,504,672
								  ---------------------                       ---------------------
Investments in Alliance
 Variable Products Series Fund, Inc. (Note 1):
  Premier Growth Portfolio                                                  19,503,725               798,385            24,773,881
								  ---------------------                       ---------------------
									    19,503,725                                  24,773,881
								  ---------------------                       ---------------------
Investments in MFS Variable Insurance Trust (Note 1):
  MFS Emerging Growth Series                                                 8,618,103               485,272            10,418,786
  MFS Research Series                                                        8,497,279               507,047             9,659,247
								  ---------------------                       ---------------------
									    17,115,382                                  20,078,033
								  ---------------------                       ---------------------
Investments in AIM Variable Insurance Funds, Inc. (Note 1):
  AIM V.I. Value Fund                                                       11,990,076               528,360            13,869,452
  AIM V.I. Capital Appreciation Fund                                         3,785,782               164,933             4,156,320
								  ---------------------                       ---------------------
									    15,775,858                                  18,025,772
								  ---------------------                       ---------------------



															(continued)

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENT OF NET ASSETS AT DECEMBER 31, 1998 (continued)

									   Cost                 Units              Market Value
								  --------------------- --------------------- ---------------------


Investments in the Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A through K (Note 1):
     1999 Trust                                                                927,818             1,182,644             1,177,227
     2000 Trust                                                                738,402               971,580               926,022
     2001 Trust                                                                277,131               352,080               320,868
     2002 Trust                                                                605,383               864,864               751,549
     2003 Trust                                                                254,055               372,581               302,178
     2004 Trust                                                                976,985             1,582,037             1,248,718
     2005 Trust                                                                621,857             1,061,762               804,147
     2006 Trust                                                                336,924               573,077               421,487
     2007 Trust                                                                201,726               361,461               251,219
     2008 Trust                                                                445,286               888,718               573,703
     2009 Trust                                                                 71,344               162,017                98,779
     2010 Trust                                                                758,153             1,345,565               764,039
     2011 Trust                                                                163,044               436,263               235,359
     2013 Trust                                                                282,043               757,106               359,413
     2014 Trust                                                              3,751,251            11,348,708             5,011,703
								  ---------------------                       ---------------------
									    10,411,402                                  13,246,411
								  ---------------------                       ---------------------
  TOTAL ASSETS                                                    $        486,200,037                                 529,935,253
								  =====================                       =====================

LIABILITIES:
Payable to Merrill Lynch Life Insurance Company                                                                         10,341,771
													      ---------------------
  TOTAL LIABILITIES                                                                                                     10,341,771
													      ---------------------
  NET ASSETS                                                                                                  $        519,593,482
													      =====================

See Notes to Financial Statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996

									   1998                  1997                  1996
								  --------------------- --------------------- ---------------------
Investment Income:
 Reinvested Dividends                                             $         43,140,141  $         18,534,136  $         12,043,745
 Mortality and Expense Charges (Note 3)                                     (4,032,700)           (2,791,171)           (1,751,522)
 Transaction Charges (Note 3)                                                  (42,609)              (36,928)              (28,838)
								  --------------------- --------------------- ---------------------
  Net Investment Income                                                     39,064,832            15,706,037            10,263,385
								  --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses) on Investments:
 Net Realized Gains (Losses)                                                 4,254,287             2,063,224               (45,179)
 Net Change in Unrealized Gains                                              9,022,651            18,236,659             8,986,838
								  --------------------- --------------------- ---------------------
  Net Gain on Investments                                                   13,276,938            20,299,883             8,941,659
								  --------------------- --------------------- ---------------------
Increase in Net Assets
 Resulting from Operations                                                  52,341,770            36,005,920            19,205,044
								  --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                                 115,096,996            99,960,767            70,164,840
 Transfers of Policy Loading, Net (Note 3)                                   4,617,057             4,809,499             3,408,619
 Transfers Due to Deaths                                                    (3,013,716)           (1,185,686)             (813,683)
 Transfers Due to Other Terminations                                        (5,398,486)           (3,656,934)           (2,808,710)
 Transfers Due to Policy Loans                                              (4,179,365)           (2,605,297)           (2,600,351)
 Transfers of Cost of Insurance                                             (7,106,344)           (4,830,049)           (3,101,640)
 Transfers of Loan Processing Charges                                         (111,109)              (75,863)              (50,705)
								  --------------------- --------------------- ---------------------
  Increase in Net Assets
   Resulting from Principal Transactions                                    99,905,033            92,416,437            64,198,370
								  --------------------- --------------------- ---------------------

Increase in Net Assets                                                     152,246,803           128,422,357            83,403,414
Net Assets Beginning Balance                                               367,346,679           238,924,322           155,520,908
								  --------------------- --------------------- ---------------------
Net Assets Ending Balance                                         $        519,593,482  $        367,346,679  $        238,924,322
								  ===================== ===================== =====================

See Notes to Financial Statements

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Variable Life Separate Account ("Account"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"),was established to support Merrill Lynch Life's operations with respect to certain variable life insurance contracts (" Contracts "). The Account is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly - owned subsidiary of Merrill Lynch & Co.,Inc. ("Merrill Lynch & Co."). The Account is registered as a unit investment trust under the Investment Company Act of 1940 and consists of thirty - seven investment divisions (thirty-eight during the year). The investment divisions are as follows:

     Merrill Lynch Series Fund, Inc.: Ten of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Series Fund, Inc. ("Merrill Series Fund"). The investment advisor to the funds of the Merrill Series Fund is Merrill Lynch Asset Management, L.P. ("MLAM"), an indirect subsidiary of Merrill Lynch & Co.

     Merrill Lynch Variable Series Funds, Inc: Seven of the investment divisions each invest in the securities of a single mutual fund portfolio of the Merrill Lynch Variable Series Funds,Inc. ("Merrill Variable Funds"). The investment advisor to the funds of the Merrill Variable funds is MLAM.

     Alliance Variable Products Series Fund, Inc.: One of the investment divisions invests in the securities of a single mutual fund portfolio of the Alliance Variable Products Series Fund, Inc.("Alliance Variable Fund"). The investment advisor to the fund of the Alliance Variable Fund is Alliance Capital Management L.P.

     MFS Variable Insurance Trust: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the MFS Variable Insurance Trust ("MFS Variable Trust"). The investment advisor to the funds of the MFS Variable Trust is Massachusetts Financial Services Company.

     AIM Variable Insurance Funds: Two of the investment divisions each invest in the securities of a single mutual fund portfolio of the AIM Variable Insurance Funds,Inc.("AIM Variable Funds").The investment advisor to the funds of the AIM Variable Funds is AIM Advisors, Inc.

     The  Merrill   Lynch  Fund  of  Stripped (" Zero") U.S.
     Treasury Securities, Series A through K: Fifteen of the investment divisions (sixteen during the year) each invest in the securities of a single trust of the Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities, Series A through K ("Merrill Zero Trusts"). Each trust of the Merrill Zero Trusts consists of Stripped Treasury Securities with a fixed maturity date and a Treasury Note deposited to provide income to pay expenses of the trust. Merrill Zero Trusts are sponsored by Merrill Lynch, Pierce,Fenner & Smith Inc.("MLPF&S"), a wholly-owned subsidiary of Merrill Lynch & Co.

   The assets of the Account are registered in the name of Merrill Lynch Life. The portion of the Account's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   The change in net assets accumulated in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits (without regard to the minimum death benefit guarantee) and other Contract benefits.

   The financial statements included herein have been prepared in accordance with generally accepted accounting principles for variable life separate accounts registered as unit investment trusts. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. SIGNIFICANT ACCOUNTING POLICIES

   Investments  in  the  divisions  are  included   in   the
   statement of net assets at the net asset value of the shares and units held.

   Dividend  income  is recognized on the ex-dividend  date.
   All dividends are automatically reinvested.

   Realized gains and losses on the sales of investments are computed on the first in first out method.

   Investment transactions are recorded on the trade date.

   The operations of the Account are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge the Account for any Federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable life insurance contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to the Account if the law is changed. Contract loading, however, includes a charge for a significantly higher Federal income tax liability of Merrill Lynch Life (see Note 3). Charges for state and local taxes, if any, attributable to the Account may also be made.

3. CHARGES AND FEES

   Merrill Lynch Life assumes mortality and expense risks related to Contracts investing in the Account and deducts daily charges at a rate of .9% (on an annual basis) of the net assets of the Account to cover these risks.

   Merrill Lynch Life makes certain deductions from each premium. For certain Contracts, the deductions are made before the premium is allocated to the Account. For other Contracts, the deductions are taken in equal installments on the first through tenth Contract anniversaries. The deductions are for (1) sales load, (2) Federal income taxes, and (3) state and local premium taxes.

   In addition, the cost of providing life insurance coverage for the insureds is deducted on the dates specified by the Contract. This cost will vary dependent upon the insured's underwriting class, sex (except where unisex rates are required by state law), attained age of each insured and the Contract's net amount at risk.

 . Merrill Lynch Life pays all transaction charges to MLPF&S on the sale of Zero Trusts units to the Account. Merrill Lynch Life deducts a daily asset charge against the assets of each trust for the reimbursement of these transaction charges. The asset charge is equivalent to an effective annual rate of .34% (annually at the beginning of the year) of net assets for Contract owners.

4. OTHER

   Effective following the close of business on August 15, 1997, the Equity Growth Fund was renamed the Special
   Value Focus Fund. The Fund's investment objective was not modified.

   Effective following the close of business on December 6, 1996, the International Bond Fund was merged with and into the former World Income Focus Fund; the World Income Focus Fund was renamed the Global Bond Focus Fund; and the Fund's investment objective was modified.

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

											Divisions Investing In
								  -----------------------------------------------------------------
											     Intermediate            Long-Term
						     Total                 Money              Government             Corporate
						   Separate               Reserve                Bond                  Bond
						    Account              Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         43,140,141  $          3,784,922  $          1,186,920  $          1,163,464
 Mortality and Expense Charges                        (4,032,700)             (571,710)             (169,923)             (165,743)
 Transaction Charges                                     (42,609)                    0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        39,064,832             3,213,212             1,016,997               997,721
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                           4,254,287                     0                88,736                 2,505
 Net Change in Unrealized Gains (Losses)               9,022,651                     0               307,577               314,402
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                      13,276,938                     0               396,313               316,907
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            52,341,770             3,213,212             1,413,310             1,314,628
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                           115,096,996            90,763,244               501,432               767,159
 Transfers of Policy Loading, Net                      4,617,057             5,761,930               (94,769)              (85,276)
 Transfers Due to Deaths                              (3,013,716)             (659,242)              (41,709)              (44,002)
 Transfers Due to Other Terminations                  (5,398,486)             (895,577)             (125,850)             (149,634)
 Transfers Due to Policy Loans                        (4,179,365)             (791,727)             (201,618)             (141,339)
 Transfers of Cost of Insurance                       (7,106,344)           (1,267,360)             (239,342)             (257,209)
 Transfers of Loan Processing Charges                   (111,109)              (21,627)               (2,317)               (4,170)
 Transfers Among Investment Divisions                          0           (70,544,251)            4,025,316             6,191,523
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              99,905,033            22,345,390             3,821,143             6,277,052
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                    152,246,803            25,558,602             5,234,453             7,591,680
Net Assets Beginning Balance                         367,346,679            50,859,418            16,710,222            15,074,395
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        519,593,482  $         76,418,020  $         21,944,675  $         22,666,075
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------

						    Capital               Growth               Multiple                High
						     Stock                 Stock               Strategy                Yield
						   Portfolio             Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          4,910,196  $          8,255,444  $          3,777,893  $          2,782,900
 Mortality and Expense Charges                          (384,794)             (468,862)             (272,772)             (261,160)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         4,525,402             7,786,582             3,505,121             2,521,740
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             622,301             1,652,032               (12,684)             (240,001)
 Net Change in Unrealized Gains (Losses)                 798,294             7,267,892              (652,635)           (4,269,509)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       1,420,595             8,919,924              (665,319)           (4,509,510)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             5,945,997            16,706,506             2,839,802            (1,987,770)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,845,144             3,842,590             1,631,368             1,690,810
 Transfers of Policy Loading, Net                        (94,382)             (114,341)             (115,876)             (100,463)
 Transfers Due to Deaths                                (230,259)             (247,841)             (169,612)             (329,226)
 Transfers Due to Other Terminations                    (686,343)             (453,901)             (600,699)             (322,159)
 Transfers Due to Policy Loans                          (536,062)             (391,815)             (164,457)             (208,837)
 Transfers of Cost of Insurance                         (620,516)             (797,583)             (455,610)             (431,770)
 Transfers of Loan Processing Charges                    (10,890)              (17,291)               (5,454)               (7,336)
 Transfers Among Investment Divisions                  2,395,537             2,089,356             1,166,213             5,434,295
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               3,062,229             3,909,174             1,285,873             5,725,314
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      9,008,226            20,615,680             4,125,675             3,737,544
Net Assets Beginning Balance                          38,543,874            42,621,459            27,734,941            24,565,637
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         47,552,100  $         63,237,139  $         31,860,616  $         28,303,181
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
														      Global
						    Natural               Global                                      Utility
						   Resources             Strategy              Balanced                Focus
						   Portfolio             Portfolio             Portfolio               Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             50,415  $          6,432,490  $          1,194,303  $            154,262
 Mortality and Expense Charges                           (16,413)             (382,968)             (128,481)              (22,067)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            34,002             6,049,522             1,065,822               132,195
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                            (177,750)               38,112                84,875               341,481
 Net Change in Unrealized Gains (Losses)                 (86,387)           (2,688,064)              497,741                52,645
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                        (264,137)           (2,649,952)              582,616               394,126
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (230,135)            3,399,570             1,648,438               526,321
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                69,914             3,451,783               664,904               111,728
 Transfers of Policy Loading, Net                         (7,687)             (115,886)              (70,497)               (8,674)
 Transfers Due to Deaths                                 (14,856)             (312,128)             (102,541)             (181,968)
 Transfers Due to Other Terminations                     (37,332)             (796,317)             (146,013)                8,662
 Transfers Due to Policy Loans                            (4,856)             (232,828)              (52,985)              (22,854)
 Transfers of Cost of Insurance                          (25,346)             (699,514)             (218,141)              (35,313)
 Transfers of Loan Processing Charges                       (210)              (10,920)               (3,053)               (1,036)
 Transfers Among Investment Divisions                   (481,598)                7,379             1,688,726               780,958
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                (501,971)            1,291,569             1,760,400               651,503
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                       (732,106)            4,691,139             3,408,838             1,177,824
Net Assets Beginning Balance                           2,228,469            39,288,309            12,159,367             1,934,920
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          1,496,363  $         43,979,448  $         15,568,205  $          3,112,744
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						 International            Global                 Basic              Developing
						    Equity                 Bond                  Value                Capital
						    Focus                  Focus                 Focus             Markets Focus
						     Fund                  Fund                  Fund                  Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            878,329  $             68,920  $          6,396,025  $             72,168
 Mortality and Expense Charges                           (99,996)              (10,846)             (451,849)              (41,977)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           778,333                58,074             5,944,176                30,191
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                            (477,812)                  965               809,105              (354,595)
 Net Change in Unrealized Gains (Losses)                 303,555                73,408            (3,348,639)           (1,267,972)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                        (174,257)               74,373            (2,539,534)           (1,622,567)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               604,076               132,447             3,404,642            (1,592,376)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               944,661                99,868             3,320,167               479,712
 Transfers of Policy Loading, Net                        (15,821)                 (912)             (149,703)               (3,984)
 Transfers Due to Deaths                                  (3,996)                    0              (322,056)                    0
 Transfers Due to Other Terminations                     (79,523)               (4,048)             (238,988)             (124,916)
 Transfers Due to Policy Loans                           (39,056)               (2,021)             (804,084)              (69,653)
 Transfers of Cost of Insurance                         (178,969)              (19,010)             (797,844)              (69,597)
 Transfers of Loan Processing Charges                     (1,715)                  (96)               (8,750)               (1,004)
 Transfers Among Investment Divisions                 (1,057,338)              191,053             8,620,910              (766,164)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                (431,757)              264,834             9,619,652              (555,606)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        172,319               397,281            13,024,294            (2,147,982)
Net Assets Beginning Balance                          10,379,700             1,005,816            40,836,639             5,656,322
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         10,552,019  $          1,403,097  $         53,860,933  $          3,508,340
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						    Special                                                             MFS
						     Value                 Index                Premier              Emerging
						     Focus                  500                 Growth                Growth
						     Fund                  Fund                Portfolio              Series
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            825,649  $            271,124  $             13,280  $             47,674
 Mortality and Expense Charges                           (35,524)              (85,396)             (128,005)              (59,653)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           790,125               185,728              (114,725)              (11,979)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                            (261,247)              236,637               716,239               238,795
 Net Change in Unrealized Gains (Losses)                (835,245)            1,545,430             5,075,031             1,735,700
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                      (1,096,492)            1,782,067             5,791,270             1,974,495
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (306,367)            1,967,795             5,676,545             1,962,516
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               193,130               400,013             1,074,723               673,718
 Transfers of Policy Loading, Net                         (9,818)              (41,068)              (29,864)                6,204
 Transfers Due to Deaths                                (174,493)                    0                     0                     0
 Transfers Due to Other Terminations                       8,829              (292,386)             (115,677)              (85,357)
 Transfers Due to Policy Loans                            (5,789)              (13,850)              (74,234)             (110,624)
 Transfers of Cost of Insurance                          (51,015)             (132,596)             (228,224)             (142,709)
 Transfers of Loan Processing Charges                       (377)               (1,941)               (3,152)               (1,093)
 Transfers Among Investment Divisions                    614,892             7,922,238            12,406,559             4,787,878
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 575,359             7,840,410            13,030,131             5,128,017
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        268,992             9,808,205            18,706,676             7,090,533
Net Assets Beginning Balance                           3,550,887             4,451,059             6,034,863             3,299,653
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          3,819,879  $         14,259,264  $         24,741,539  $         10,390,186
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
											       AIM V.I.
						      MFS                AIM V.I.               Capital
						   Research                Value             Appreciation              1998
						    Series                 Fund                  Fund                  Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            128,956  $            633,881  $            110,926  $                  0
 Mortality and Expense Charges                           (60,287)              (76,327)              (25,006)               (1,138)
 Transaction Charges                                           0                     0                     0                  (413)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            68,669               557,554                85,920                (1,551)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              96,489               102,600                28,813               175,810
 Net Change in Unrealized Gains (Losses)               1,094,848             1,953,097               420,487              (169,636)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       1,191,337             2,055,697               449,300                 6,174
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             1,260,006             2,613,251               535,220                 4,623
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               473,646               470,081               222,692                     0
 Transfers of Policy Loading, Net                        (13,727)              (25,861)                  610                (3,347)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (36,242)              (18,603)               (3,871)                 (142)
 Transfers Due to Policy Loans                          (119,989)              (55,689)               (6,050)                    0
 Transfers of Cost of Insurance                         (113,258)             (132,127)              (45,690)                 (559)
 Transfers of Loan Processing Charges                     (1,614)               (1,575)                 (510)                  115
 Transfers Among Investment Divisions                  4,795,291             7,512,526             2,105,081            (1,009,553)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               4,984,107             7,748,752             2,272,262            (1,013,486)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      6,244,113            10,362,003             2,807,482            (1,008,863)
Net Assets Beginning Balance                           3,412,214             3,503,328             1,347,537             1,008,863
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          9,656,327  $         13,865,331  $          4,155,019  $                  0
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     1999                  2000                  2001                  2002
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                           (11,024)               (8,358)               (2,797)               (6,610)
 Transaction Charges                                      (4,155)               (3,152)               (1,055)               (2,493)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (15,179)              (11,510)               (3,852)               (9,103)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              31,978                30,788                 3,390                 7,762
 Net Change in Unrealized Gains (Losses)                  37,736                32,216                20,788                58,057
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          69,714                63,004                24,178                65,819
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                54,535                51,494                20,326                56,716
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 6,973                10,886                 1,134                     0
 Transfers of Policy Loading, Net                         (9,434)               (8,167)               (1,588)               (3,083)
 Transfers Due to Deaths                                       0               (41,368)                    0                     0
 Transfers Due to Other Terminations                     (46,021)              (16,217)                    5                    61
 Transfers Due to Policy Loans                                 0                (8,043)               (8,561)               (3,284)
 Transfers of Cost of Insurance                          (14,275)              (10,985)               (3,965)               (8,029)
 Transfers of Loan Processing Charges                       (830)                 (315)                 (438)                 (110)
 Transfers Among Investment Divisions                    (36,492)               12,309                15,559                (2,238)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                (100,079)              (61,900)                2,146               (16,683)
					    --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
Net Assets Beginning Balance                             (45,544)              (10,406)               22,472                40,033
						       1,222,269               936,029               298,247               711,189
Net Assets Ending Balance                   --------------------- --------------------- --------------------- ---------------------
					    $          1,176,725  $            925,623  $            320,719  $            751,222
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2003                  2004                  2005                  2006
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (3,169)              (11,146)               (6,986)               (2,956)
 Transaction Charges                                      (1,194)               (4,203)               (2,634)               (1,118)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (4,363)              (15,349)               (9,620)               (4,074)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              36,875                82,668                27,351                 7,005
 Net Change in Unrealized Gains (Losses)                   3,077                53,907                64,056                34,865
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          39,952               136,575                91,407                41,870
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                35,589               121,226                81,787                37,796
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 6,690                15,109                16,282                39,242
 Transfers of Policy Loading, Net                        (12,446)               (9,249)               (6,280)                  (90)
 Transfers Due to Deaths                                 (94,266)                    0               (44,153)                    0
 Transfers Due to Other Terminations                        (590)              (97,003)                  176                    40
 Transfers Due to Policy Loans                            (3,337)               (9,730)                    0                     0
 Transfers of Cost of Insurance                           (4,870)              (13,052)               (9,023)               (2,284)
 Transfers of Loan Processing Charges                     (1,023)                 (509)                  (28)                  (17)
 Transfers Among Investment Divisions                     25,606               (11,873)                3,618                49,273
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 (84,236)             (126,307)              (39,408)               86,164
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (48,647)               (5,081)               42,379               123,960
Net Assets Beginning Balance                             351,245             1,253,270               763,251               297,331
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            302,598  $          1,248,189  $            805,630  $            421,291
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2007                  2008                  2009                  2010
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (1,864)               (4,472)                 (774)               (6,108)
 Transaction Charges                                        (704)               (1,689)                 (292)               (2,310)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (2,568)               (6,161)               (1,066)               (8,418)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               3,665                 4,208                 6,806               107,549
 Net Change in Unrealized Gains (Losses)                  23,688                67,650                 6,024                (5,222)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          27,353                71,858                12,830               102,327
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                24,785                65,697                11,764                93,909
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                20,803                47,517                13,806                 7,454
 Transfers of Policy Loading, Net                           (468)                 (200)                    0                   456
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (18)                  (28)                   (3)                  (77)
 Transfers Due to Policy Loans                                 0                     0                     0                   457
 Transfers of Cost of Insurance                           (1,987)               (5,032)               (1,585)               (6,557)
 Transfers of Loan Processing Charges                         (9)                 (418)                   (3)                 (135)
 Transfers Among Investment Divisions                     26,618                46,745                (6,614)              126,478
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  44,939                88,584                 5,601               128,076
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         69,724               154,281                17,365               221,985
Net Assets Beginning Balance                             181,369               419,161                81,351               541,624
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            251,093  $            573,442  $             98,716  $            763,609
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1998

								  Divisions Investing In
					    ------------------------------------------------------------------


						     2011                  2013                  2014
						     Trust                 Trust                 Trust
					    --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                     $                  0
 Mortality and Expense Charges                            (1,662)               (2,391)              (41,486)
 Transaction Charges                                        (628)                 (905)              (15,664)
					    --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (2,290)               (3,296)              (57,150)
					    --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               2,460                 1,919               188,457
 Net Change in Unrealized Gains (Losses)                  24,821                35,201               443,767
					    --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          27,281                37,120               632,224
					    --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                24,991                33,824               575,074
					    --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,561                58,559               157,493
 Transfers of Policy Loading, Net                           (925)                8,492                (6,749)
 Transfers Due to Deaths                                       0                     0                     0
 Transfers Due to Other Terminations                         (85)                 (119)              (42,520)
 Transfers Due to Policy Loans                                 0                     0               (96,450)
 Transfers of Cost of Insurance                           (2,399)               (2,072)              (60,927)
 Transfers of Loan Processing Charges                         (8)                  (53)               (1,197)
 Transfers Among Investment Divisions                     41,671                58,079               774,434
					    --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  40,815               122,886               724,084
					    --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         65,806               156,710             1,299,158
Net Assets Beginning Balance                             169,440               202,538             3,710,473
					    --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            235,246  $            359,248  $          5,009,631
					    ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

											Divisions Investing In
								  -----------------------------------------------------------------
											     Intermediate            Long-Term
						     Total                 Money              Government             Corporate
						   Separate               Reserve                Bond                  Bond
						    Account              Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         18,534,136  $          3,061,142  $          1,024,278  $            853,881
 Mortality and Expense Charges                        (2,791,171)             (432,030)             (139,164)             (116,107)
 Transaction Charges                                     (36,928)                    0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        15,706,037             2,629,112               885,114               737,774
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                           2,063,224                     0                28,903              (129,911)
 Net Change in Unrealized Gains (Losses)              18,236,659                     0               202,623               399,513
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                      20,299,883                     0               231,526               269,602
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            36,005,920             2,629,112             1,116,640             1,007,376
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            99,960,767            80,752,279               309,156               618,629
 Transfers of Policy Loading, Net                      4,809,499             5,431,651               (94,415)              (65,801)
 Transfers Due to Deaths                              (1,185,686)             (211,759)              (34,457)              (48,608)
 Transfers Due to Other Terminations                  (3,656,934)             (527,652)             (199,221)             (257,966)
 Transfers Due to Policy Loans                        (2,605,297)             (661,570)              (19,762)              (84,885)
 Transfers of Cost of Insurance                       (4,830,049)             (961,359)             (186,799)             (177,136)
 Transfers of Loan Processing Charges                    (75,863)              (14,418)               (2,364)               (2,193)
 Transfers Among Investment Divisions                          0           (79,759,226)              988,023             3,327,999
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              92,416,437             4,047,946               760,161             3,310,039
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                    128,422,357             6,677,058             1,876,801             4,317,415
Net Assets Beginning Balance                         238,924,322            44,182,360            14,833,421            10,756,980
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        367,346,679  $         50,859,418  $         16,710,222  $         15,074,395
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------

						    Capital               Growth               Multiple                High
						     Stock                 Stock               Strategy                Yield
						   Portfolio             Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          1,534,321  $          2,954,096  $          1,430,984  $          1,815,929
 Mortality and Expense Charges                          (304,549)             (317,291)             (222,898)             (175,173)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         1,229,772             2,636,805             1,208,086             1,640,756
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             177,958               519,115               (43,217)               66,054
 Net Change in Unrealized Gains (Losses)               4,630,014             6,064,599             2,796,441                (5,499)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       4,807,972             6,583,714             2,753,224                60,555
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             6,037,744             9,220,519             3,961,310             1,701,311
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,655,250             3,002,127             1,618,485             1,133,832
 Transfers of Policy Loading, Net                         23,121                23,716              (122,374)              (57,681)
 Transfers Due to Deaths                                 (93,442)             (110,623)             (132,745)              (97,350)
 Transfers Due to Other Terminations                    (484,772)             (324,025)             (390,645)             (204,648)
 Transfers Due to Policy Loans                          (235,369)             (485,892)              (84,527)             (113,971)
 Transfers of Cost of Insurance                         (486,711)             (543,329)             (360,114)             (275,393)
 Transfers of Loan Processing Charges                     (7,416)               (9,043)               (4,636)               (5,844)
 Transfers Among Investment Divisions                  5,273,125             6,858,211             2,873,888             9,318,948
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               6,643,786             8,411,142             3,397,332             9,697,893
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     12,681,530            17,631,661             7,358,642            11,399,204
Net Assets Beginning Balance                          25,862,344            24,989,798            20,376,299            13,166,433
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         38,543,874  $         42,621,459  $         27,734,941  $         24,565,637
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
														      Global
						    Natural               Global                                      Utility
						   Resources             Strategy              Balanced                Focus
						   Portfolio             Portfolio             Portfolio               Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             16,971  $          1,984,898  $          1,063,388  $             48,805
 Mortality and Expense Charges                           (22,152)             (322,626)              (95,480)              (13,670)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (5,181)            1,662,272               967,908                35,135
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             111,013               196,560                49,619                49,962
 Net Change in Unrealized Gains (Losses)                (413,042)            1,050,704               545,849               269,176
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                        (302,029)            1,247,264               595,468               319,138
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (307,210)            2,909,536             1,563,376               354,273
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               171,332             3,285,567               747,249               111,780
 Transfers of Policy Loading, Net                        (10,221)             (115,769)              (66,625)               (4,198)
 Transfers Due to Deaths                                       0              (138,684)              (45,737)                    0
 Transfers Due to Other Terminations                     (44,526)             (511,741)              (94,509)              (11,478)
 Transfers Due to Policy Loans                               362              (258,709)              (63,906)              (14,092)
 Transfers of Cost of Insurance                          (32,834)             (576,387)             (156,716)              (19,823)
 Transfers of Loan Processing Charges                       (319)              (10,810)               (2,576)                 (130)
 Transfers Among Investment Divisions                    212,353             6,664,342             1,705,254               374,103
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 296,147             8,337,809             2,022,434               436,162
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (11,063)           11,247,345             3,585,810               790,435
Net Assets Beginning Balance                           2,239,532            28,040,964             8,573,557             1,144,485
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,228,469  $         39,288,309  $         12,159,367  $          1,934,920
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						 International            Global                 Basic              Developing
						    Equity                 Bond                  Value                Capital
						    Focus                  Focus                 Focus             Markets Focus
						     Fund                  Fund                  Fund                  Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $            214,325  $             61,646  $          2,148,291  $             92,408
 Mortality and Expense Charges                           (92,275)               (8,564)             (280,173)              (58,702)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           122,050                53,082             1,868,118                33,706
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             193,102                (8,217)              319,132                87,634
 Net Change in Unrealized Gains (Losses)              (1,033,706)              (32,725)            2,665,523              (718,388)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                        (840,604)              (40,942)            2,984,655              (630,754)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                              (718,554)               12,140             4,852,773              (597,048)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             1,097,659               112,341             2,539,207               796,454
 Transfers of Policy Loading, Net                         (9,101)                 (502)              (81,910)                1,174
 Transfers Due to Deaths                                (108,221)                    0               (98,994)              (37,303)
 Transfers Due to Other Terminations                     (55,367)               (9,771)             (200,584)              (63,117)
 Transfers Due to Policy Loans                           (19,024)              (11,222)             (322,540)              (63,397)
 Transfers of Cost of Insurance                         (169,695)              (15,333)             (502,869)              (93,497)
 Transfers of Loan Processing Charges                     (2,465)                  (14)               (5,680)               (1,150)
 Transfers Among Investment Divisions                  2,569,724               (20,382)           15,311,530               779,810
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               3,303,510                55,117            16,638,160             1,318,974
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,584,956                67,257            21,490,933               721,926
Net Assets Beginning Balance                           7,794,744               938,559            19,345,706             4,934,396
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         10,379,700  $          1,005,816  $         40,836,639  $          5,656,322
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						    Special                                                             MFS
						     Value                 Index                Premier              Emerging
						     Focus                  500                 Growth                Growth
						     Fund                  Fund                Portfolio              Series
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             85,609  $                  0  $                888  $                  0
 Mortality and Expense Charges                           (25,040)              (15,755)              (16,038)              (10,636)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            60,569               (15,755)              (15,150)              (10,636)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              25,948                 4,833                17,322                31,933
 Net Change in Unrealized Gains (Losses)                 139,551               294,968               195,126                64,983
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         165,499               299,801               212,448                96,916
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               226,068               284,046               197,298                86,280
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               132,757                53,563               201,131                68,836
 Transfers of Policy Loading, Net                         (4,099)               (2,313)                7,645                 3,043
 Transfers Due to Deaths                                       0               (15,178)                    0                     0
 Transfers Due to Other Terminations                      (5,437)               (2,863)               (1,986)               (4,728)
 Transfers Due to Policy Loans                            (4,230)                 (395)              (18,646)              (10,611)
 Transfers of Cost of Insurance                          (31,479)              (19,968)              (30,555)              (30,261)
 Transfers of Loan Processing Charges                       (311)                 (626)               (1,029)                 (518)
 Transfers Among Investment Divisions                  1,570,344             4,154,793             5,681,005             3,187,612
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               1,657,545             4,167,013             5,837,565             3,213,373
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      1,883,613             4,451,059             6,034,863             3,299,653
Net Assets Beginning Balance                           1,667,274                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          3,550,887  $          4,451,059  $          6,034,863  $          3,299,653
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
											       AIM V.I.
						      MFS                AIM V.I.               Capital
						   Research                Value             Appreciation              1997
						    Series                 Fund                  Fund                  Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $            124,894  $             17,382  $                  0
 Mortality and Expense Charges                           (10,708)               (9,699)               (4,667)                 (356)
 Transaction Charges                                           0                     0                     0                  (129)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (10,708)              115,195                12,715                  (485)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              14,825                 7,233                18,270                32,599
 Net Change in Unrealized Gains (Losses)                  67,120               (73,720)              (49,949)              (30,951)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          81,945               (66,487)              (31,679)                1,648
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                71,237                48,708               (18,964)                1,163
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                86,976                56,856                55,299                     0
 Transfers of Policy Loading, Net                          2,776                   (53)                1,870                (1,313)
 Transfers Due to Deaths                                       0               (11,341)                    0                     0
 Transfers Due to Other Terminations                      (2,421)               (3,980)                 (150)                  216
 Transfers Due to Policy Loans                           (25,774)                   24               (11,453)                    0
 Transfers of Cost of Insurance                          (19,326)              (18,707)               (8,800)                 (331)
 Transfers of Loan Processing Charges                       (542)                 (664)                 (191)                   44
 Transfers Among Investment Divisions                  3,299,288             3,432,485             1,329,926              (353,324)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               3,340,977             3,454,620             1,366,501              (354,708)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      3,412,214             3,503,328             1,347,537              (353,545)
Net Assets Beginning Balance                                   0                     0                     0               353,545
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          3,412,214  $          3,503,328  $          1,347,537  $                  0
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     1998                  1999                  2000                  2001
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (8,966)              (10,685)               (8,105)               (2,038)
 Transaction Charges                                      (3,384)               (4,034)               (3,061)                 (772)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (12,350)              (14,719)              (11,166)               (2,810)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               5,521                 9,645                14,192                 3,810
 Net Change in Unrealized Gains (Losses)                  49,493                61,471                45,718                14,238
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          55,014                71,116                59,910                18,048
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                42,664                56,397                48,744                15,238
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,016                 3,172                 9,609                 3,327
 Transfers of Policy Loading, Net                         (7,846)               (9,449)               (6,592)               (5,055)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                          59                    55               (29,935)                  (79)
 Transfers Due to Policy Loans                            (1,787)                2,400                (6,763)              (20,654)
 Transfers of Cost of Insurance                           (7,118)              (13,088)              (10,007)               (2,772)
 Transfers of Loan Processing Charges                        (50)                 (812)                 (234)                  (48)
 Transfers Among Investment Divisions                      4,943                22,918               135,012               143,929
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  (9,783)                5,196                91,090               118,648
					    --------------------- --------------------- --------------------- ---------------------
Increase (Decrease) in Net Assets
Net Assets Beginning Balance                              32,881                61,593               139,834               133,886
							 975,982             1,160,676               796,195               164,361
Net Assets Ending Balance                   --------------------- --------------------- --------------------- ---------------------
					    $          1,008,863  $          1,222,269  $            936,029  $            298,247
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2002                  2003                  2004                  2005
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (6,076)               (2,431)               (9,680)               (6,524)
 Transaction Charges                                      (2,295)                 (920)               (3,658)               (2,463)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (8,371)               (3,351)              (13,338)               (8,987)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               6,813                 5,427                38,160                10,438
 Net Change in Unrealized Gains (Losses)                  48,467                22,626                73,112                69,622
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          55,280                28,053               111,272                80,060
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                46,909                24,702                97,934                71,073
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 6,610                28,786                18,132
 Transfers of Policy Loading, Net                         (4,924)                 (992)                  (60)               (4,530)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                           1                   (75)                3,305                (8,291)
 Transfers Due to Policy Loans                            (9,150)              (15,991)              (28,232)                    0
 Transfers of Cost of Insurance                           (7,559)               (3,882)              (11,795)               (8,283)
 Transfers of Loan Processing Charges                        (37)                 (415)                 (109)                  (19)
 Transfers Among Investment Divisions                     65,946               130,100               208,675               (13,957)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  44,277               115,355               200,570               (16,948)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         91,186               140,057               298,504                54,125
Net Assets Beginning Balance                             620,003               211,188               954,766               709,126
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            711,189  $            351,245  $          1,253,270  $            763,251
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2006                  2007                  2008                  2009
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (2,228)               (1,059)               (2,939)                 (705)
 Transaction Charges                                        (842)                 (402)               (1,111)                 (266)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (3,070)               (1,461)               (4,050)                 (971)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               1,717                   801                 3,163                 9,593
 Net Change in Unrealized Gains (Losses)                  27,825                19,338                47,651                  (248)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          29,542                20,139                50,814                 9,345
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                26,472                18,678                46,764                 8,374
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                39,168                 1,717                38,579                16,681
 Transfers of Policy Loading, Net                           (919)                 (845)               (1,053)               (1,800)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (14)                  (93)                  (80)              (30,350)
 Transfers Due to Policy Loans                                 0                     0                (4,900)                    0
 Transfers of Cost of Insurance                           (1,902)               (1,181)               (3,846)               (1,535)
 Transfers of Loan Processing Charges                         (5)                  (18)                 (338)                    1
 Transfers Among Investment Divisions                         79               130,235               100,294                   (20)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                  36,407               129,815               128,656               (17,023)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                         62,879               148,493               175,420                (8,649)
Net Assets Beginning Balance                             234,452                32,876               243,741                90,000
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            297,331  $            181,369  $            419,161  $             81,351
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1997

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2010                  2011                  2013                  2014
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                     $                  0  $                  0
 Mortality and Expense Charges                            (4,808)               (1,691)               (1,378)              (28,105)
 Transaction Charges                                      (1,815)                 (637)                 (521)              (10,618)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (6,623)               (2,328)               (1,899)              (38,723)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              85,341                73,982                   479                23,472
 Net Change in Unrealized Gains (Losses)                  (3,039)               49,240                31,648               651,287
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          82,302               123,222                32,127               674,759
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                75,679               120,894                30,228               636,036
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 5,603                 2,413                46,077               132,112
 Transfers of Policy Loading, Net                          7,604                (8,160)                3,553                (8,054)
 Transfers Due to Deaths                                  (1,244)                    0                     0                     0
 Transfers Due to Other Terminations                         375              (190,109)                  (33)                 (299)
 Transfers Due to Policy Loans                                 0                     0                     0               (10,631)
 Transfers of Cost of Insurance                           (4,517)               (2,471)               (1,587)              (31,084)
 Transfers of Loan Processing Charges                        (81)                   13                   (51)                 (765)
 Transfers Among Investment Divisions                   (100,379)              (75,903)                6,517               461,780
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 (92,639)             (274,217)               54,476               543,059
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        (16,960)             (153,323)               84,704             1,179,095
Net Assets Beginning Balance                             558,584               322,763               117,834             2,531,378
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            541,624  $            169,440  $            202,538  $          3,710,473
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

											Divisions Investing In
								  -----------------------------------------------------------------
											     Intermediate            Long-Term
						     Total                 Money              Government             Corporate
						   Separate               Reserve                Bond                  Bond
						    Account              Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $         12,043,745  $          2,259,703  $            882,178  $            625,900
 Mortality and Expense Charges                        (1,751,522)             (338,561)             (118,016)              (83,645)
 Transaction Charges                                     (28,838)                    0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                        10,263,385             1,921,142               764,162               542,255
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
   on Investments:
 Net Realized Gains (Losses)                             (45,179)                    0                18,190               (69,537)
 Net Change in Unrealized Gains (Losses)               8,986,838                     0              (494,507)             (262,935)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                       8,941,659                     0              (476,317)             (332,472)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                            19,205,044             1,921,142               287,845               209,783
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                            70,164,840            57,111,336               274,240               441,258
 Transfers of Policy Loading, Net                      3,408,619             3,817,075               (65,305)              (45,661)
 Transfers Due to Deaths                                (813,683)             (279,751)              (18,739)              (40,588)
 Transfers Due to Other Terminations                  (2,808,710)             (380,432)              (76,682)             (101,534)
 Transfers Due to Policy Loans                        (2,600,351)           (1,084,294)              (52,385)              (42,333)
 Transfers of Cost of Insurance                       (3,101,640)             (629,669)             (140,278)             (119,430)
 Transfers of Loan Processing Charges                    (50,705)              (10,186)               (1,605)               (1,801)
 Transfers Among Investment Divisions                          0           (49,154,498)            2,922,480             2,331,559
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions              64,198,370             9,389,581             2,841,726             2,421,470
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                     83,403,414            11,310,723             3,129,571             2,631,253
Net Assets Beginning Balance                         155,520,908            32,871,637            11,703,850             8,125,727
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $        238,924,322  $         44,182,360  $         14,833,421  $         10,756,980
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------

						    Capital               Growth               Multiple                High
						     Stock                 Stock               Strategy                Yield
						   Portfolio             Portfolio             Portfolio             Portfolio
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $          2,849,273  $            474,609  $          2,134,807  $            991,648
 Mortality and Expense Charges                          (189,168)             (168,016)             (161,312)              (93,784)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                         2,660,105               306,593             1,973,495               897,864
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                            (192,580)               76,061              (205,247)              (38,619)
 Net Change in Unrealized Gains (Losses)                 677,575             2,799,507               511,360               263,711
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         484,995             2,875,568               306,113               225,092
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                             3,145,100             3,182,161             2,279,608             1,122,956
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                             2,079,423             1,942,040             1,309,262               764,317
 Transfers of Policy Loading, Net                        (43,754)              (21,164)              (65,905)              (51,806)
 Transfers Due to Deaths                                 (92,681)               (8,492)              (75,789)               (3,979)
 Transfers Due to Other Terminations                    (321,383)             (260,142)             (312,254)             (358,814)
 Transfers Due to Policy Loans                          (145,225)             (397,438)             (171,503)             (204,029)
 Transfers of Cost of Insurance                         (328,889)             (333,742)             (276,061)             (163,545)
 Transfers of Loan Processing Charges                     (5,535)               (6,120)               (4,502)               (4,660)
 Transfers Among Investment Divisions                  4,872,794             7,878,892             1,654,189             4,143,862
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               6,014,750             8,793,834             2,057,437             4,121,346
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      9,159,850            11,975,995             4,337,045             5,244,302
Net Assets Beginning Balance                          16,702,494            13,013,803            16,039,254             7,922,131
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $         25,862,344  $         24,989,798  $         20,376,299  $         13,166,433
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
														      Global
						    Natural               Global                                      Utility
						   Resources             Strategy              Balanced                Focus
						   Portfolio             Portfolio             Portfolio               Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             35,904  $            658,077  $            339,821  $             26,694
 Mortality and Expense Charges                           (18,240)             (216,109)              (61,936)               (6,067)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            17,664               441,968               277,885                20,627
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              88,450                51,512                16,557                 6,978
 Net Change in Unrealized Gains (Losses)                 143,526             2,581,792               341,710                68,172
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         231,976             2,633,304               358,267                75,150
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               249,640             3,075,272               636,152                95,777
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               181,972             2,473,052               553,126                47,855
 Transfers of Policy Loading, Net                         (3,920)              (44,092)              (27,821)                   40
 Transfers Due to Deaths                                       0              (158,560)               (1,125)                    0
 Transfers Due to Other Terminations                     (55,127)             (514,227)             (209,048)                 (554)
 Transfers Due to Policy Loans                           (22,880)             (192,425)              (60,254)               (5,578)
 Transfers of Cost of Insurance                          (28,415)             (421,815)             (118,014)              (10,007)
 Transfers of Loan Processing Charges                       (167)               (6,017)               (2,108)                 (145)
 Transfers Among Investment Divisions                    291,252             3,487,282             2,554,987               650,138
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 362,715             4,623,198             2,689,743               681,749
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        612,355             7,698,470             3,325,895               777,526
Net Assets Beginning Balance                           1,627,177            20,342,494             5,247,662               366,959
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          2,239,532  $         28,040,964  $          8,573,557  $          1,144,485
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						 International            Global                 Basic
						    Equity                 Bond                  Value             International
						    Focus                 Focus                  Focus                 Bond
						     Fund                  Fund                  Fund                  Fund
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             58,526  $             29,074  $            596,893  $             19,027
 Mortality and Expense Charges                           (55,091)               (3,779)             (118,246)               (2,285)
 Transaction Charges                                           0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                             3,435                25,295               478,647                16,742
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               1,353                   347                54,169                (2,241)
 Net Change in Unrealized Gains (Losses)                 266,897                 7,902             1,807,802                  (796)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         268,250                 8,249             1,861,971                (3,037)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               271,685                33,544             2,340,618                13,705
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               756,559                40,516             1,276,821                44,422
 Transfers of Policy Loading, Net                         (3,515)                  509                (5,302)                  902
 Transfers Due to Deaths                                 (33,903)                    0               (68,358)                 (877)
 Transfers Due to Other Terminations                     (41,605)                 (552)             (123,456)                1,893
 Transfers Due to Policy Loans                           (64,171)                    0               (76,540)                 (988)
 Transfers of Cost of Insurance                         (114,440)               (5,978)             (241,687)               (4,818)
 Transfers of Loan Processing Charges                     (1,964)                 (147)               (2,269)                  (41)
 Transfers Among Investment Divisions                  2,803,185               284,230             7,975,786               218,985
 Transfer of Merged Funds                                      0               367,255                     0              (367,255)
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               3,300,146               685,833             8,734,995              (107,777)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      3,571,831               719,377            11,075,613               (94,072)
Net Assets Beginning Balance                           4,222,913               219,182             8,270,093                94,072
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          7,794,744  $            938,559  $         19,345,706  $                  0
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------
						  Developing              Special
						    Capital                Value
						 Markets Focus             Focus                 1996                  1997
						     Fund                  Fund                  Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $             61,179  $                432  $                  0  $                  0
 Mortality and Expense Charges                           (36,040)               (4,712)                 (249)               (2,858)
 Transaction Charges                                           0                     0                   (91)               (1,075)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            25,139                (4,280)                 (340)               (3,933)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                             (20,703)                 (914)               10,567                 1,373
 Net Change in Unrealized Gains (Losses)                 250,904                38,506                (9,400)               14,566
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                         230,201                37,592                 1,167                15,939
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                               255,340                33,312                   827                12,006
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                               610,043                25,818                     0                 3,518
 Transfers of Policy Loading, Net                         11,064                 1,255                  (728)               (2,396)
 Transfers Due to Deaths                                 (30,841)                    0                     0                     0
 Transfers Due to Other Terminations                     (31,692)               (1,214)                  159                   (67)
 Transfers Due to Policy Loans                           (57,503)                    0                     0                 1,090
 Transfers of Cost of Insurance                          (64,681)               (7,114)                 (210)               (3,936)
 Transfers of Loan Processing Charges                       (863)                 (221)                   23                   (46)
 Transfers Among Investment Divisions                  1,835,923             1,615,438              (222,425)               65,390
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions               2,271,450             1,633,962              (223,181)               63,553
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                      2,526,790             1,667,274              (222,354)               75,559
Net Assets Beginning Balance                           2,407,606                     0               222,354               277,986
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $          4,934,396  $          1,667,274  $                  0  $            353,545
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     1998                  1999                  2000                  2001
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (8,548)               (9,461)               (6,622)                 (967)
 Transaction Charges                                      (3,218)               (3,562)               (2,493)                 (365)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                           (11,766)              (13,023)               (9,115)               (1,332)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               6,017                 5,854                12,442                   700
 Net Change in Unrealized Gains (Losses)                  37,385                37,303                12,222                 4,215
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          43,402                43,157                24,664                 4,915
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                31,636                30,134                15,549                 3,583
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,729                 2,079                11,888                 1,320
 Transfers of Policy Loading, Net                         (7,282)               (9,924)               (4,276)                 (634)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                     (17,187)               13,021                   (80)               (9,468)
 Transfers Due to Policy Loans                               (34)                3,211               (12,327)                    0
 Transfers of Cost of Insurance                           (6,841)              (12,333)               (7,564)                 (930)
 Transfers of Loan Processing Charges                        (90)                 (606)                 (122)                  (44)
 Transfers Among Investment Divisions                    151,070               136,353                52,712               114,790
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 122,365               131,801                40,231               105,034
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        154,001               161,935                55,780               108,617
Net Assets Beginning Balance                             821,981               998,741               740,415                55,744
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            975,982  $          1,160,676  $            796,195  $            164,361
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2002                  2003                  2004                  2005
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (4,865)               (1,249)               (7,310)               (7,624)
 Transaction Charges                                      (1,836)                 (471)               (2,753)               (2,871)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (6,701)               (1,720)              (10,063)              (10,495)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                               3,431                   936                17,968                48,027
 Net Change in Unrealized Gains (Losses)                  10,227                 4,471               (10,934)              (65,787)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                          13,658                 5,407                 7,034               (17,760)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 6,957                 3,687                (3,029)              (28,255)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 9,067                24,881                21,785
 Transfers of Policy Loading, Net                         (2,544)                 (127)               (5,811)               (3,031)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                        (335)                  (86)               17,456               (23,693)
 Transfers Due to Policy Loans                            (3,280)                    0                (3,357)               (2,263)
 Transfers of Cost of Insurance                           (6,687)               (2,134)              (11,301)               (8,848)
 Transfers of Loan Processing Charges                        (65)                 (369)                 (254)                  (38)
 Transfers Among Investment Divisions                    429,537                95,804               127,953               115,644
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 416,626               102,155               149,567                99,556
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        423,583               105,842               146,538                71,301
Net Assets Beginning Balance                             196,420               105,346               808,228               637,825
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            620,003  $            211,188  $            954,766  $            709,126
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2006                  2007                  2008                  2009
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (1,207)                 (282)               (1,849)                 (689)
 Transaction Charges                                        (456)                 (107)                 (697)                 (259)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (1,663)                 (389)               (2,546)                 (948)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                                 655                   202                 2,072                   542
 Net Change in Unrealized Gains (Losses)                   3,403                  (764)               (4,484)               (1,142)
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                           4,058                  (562)               (2,412)                 (600)
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                 2,395                  (951)               (4,958)               (1,548)
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                     0                 1,301                33,415                     0
 Transfers of Policy Loading, Net                           (506)                 (218)                  556                  (158)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                         (15)                   (2)                  (65)                  (22)
 Transfers Due to Policy Loans                                 0                     0                 1,630                     0
 Transfers of Cost of Insurance                           (1,015)                 (385)               (2,980)               (1,195)
 Transfers of Loan Processing Charges                        (23)                   (1)                 (304)                   (4)
 Transfers Among Investment Divisions                    162,335                     2                22,434                20,781
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 160,776                   697                54,686                19,402
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        163,171                  (254)               49,728                17,854
Net Assets Beginning Balance                              71,281                33,130               194,013                72,146
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            234,452  $             32,876  $            243,741  $             90,000
					    ===================== ===================== ===================== =====================

MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
MERRILL LYNCH LIFE INSURANCE COMPANY
SUPPLEMENTAL CONSOLIDATING SCHEDULE OF OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEAR ENDED DECEMBER 31, 1996

									    Divisions Investing In
					    ---------------------------------------------------------------------------------------


						     2010                  2011                  2013                  2014
						     Trust                 Trust                 Trust                 Trust
					    --------------------- --------------------- --------------------- ---------------------
Investment Income (Loss):
 Reinvested Dividends                       $                  0  $                  0  $                  0  $                  0
 Mortality and Expense Charges                            (3,648)               (2,818)                 (822)              (15,447)
 Transaction Charges                                      (1,376)               (1,061)                 (310)               (5,837)
					    --------------------- --------------------- --------------------- ---------------------
  Net Investment Income (Loss)                            (5,024)               (3,879)               (1,132)              (21,284)
					    --------------------- --------------------- --------------------- ---------------------

Realized and Unrealized Gains (Losses)
  on Investments:
 Net Realized Gains (Losses)                              (1,501)                3,521                 2,269                55,970
 Net Change in Unrealized Gains (Losses)                   5,242              (124,824)               (1,550)               75,563
					    --------------------- --------------------- --------------------- ---------------------
  Net Gain (Loss) on Investments                           3,741              (121,303)                  719               131,533
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets
 Resulting from Operations                                (1,283)             (125,182)                 (413)              110,249
					    --------------------- --------------------- --------------------- ---------------------

Changes from Principal Transactions:
 Transfers of Net Premiums                                 2,719                 2,406                47,499                68,173
 Transfers of Policy Loading, Net                          4,058                (1,867)                4,531               (13,624)
 Transfers Due to Deaths                                       0                     0                     0                     0
 Transfers Due to Other Terminations                        (218)                  (13)                   26                (1,298)
 Transfers Due to Policy Loans                            (7,845)                    0                   370                     0
 Transfers of Cost of Insurance                           (3,366)               (3,609)               (1,853)              (17,870)
 Transfers of Loan Processing Charges                        (48)                   (6)                  (69)                 (288)
 Transfers Among Investment Divisions                    266,394               108,244                   120             1,986,378
 Transfer of Merged Funds                                      0                     0                     0                     0
					    --------------------- --------------------- --------------------- ---------------------
  Increase (Decrease) in Net Assets
   Resulting from Principal Transactions                 261,694               105,155                50,624             2,021,471
					    --------------------- --------------------- --------------------- ---------------------

Increase (Decrease) in Net Assets                        260,411               (20,027)               50,211             2,131,720
Net Assets Beginning Balance                             298,173               342,790                67,623               399,658
					    --------------------- --------------------- --------------------- ---------------------
Net Assets Ending Balance                   $            558,584  $            322,763  $            117,834  $          2,531,378
					    ===================== ===================== ===================== =====================






























INDEPENDENT AUDITORS' REPORT



The Board of Directors of
Merrill Lynch Life Insurance Company:

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company"), a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc., as of December 31, 1998 and 1997, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.





February 22, 1999

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

BALANCE SHEETS
AS OF DECEMBER 31, 1998 AND 1997
(Dollars in Thousands)


ASSETS                                                                    1998                  1997
-------                                                              -------------         -------------
INVESTMENTS:
Fixed maturity securities, at estimated fair value
   (amortized cost: 1998 - $2,504,599; 1997 - $2,927,562)            $  2,543,097          $  3,008,608
Equity securities, at estimated fair value
   (cost: 1998 - $162,710; 1997 - $72,599)                                158,591                73,612
Trading account securities, at estimated fair value                        17,280                15,625
Real estate held-for-sale                                                  25,960                31,805
Policy loans on insurance contracts                                     1,139,456             1,118,139
                                                                     -------------         -------------
   Total Investments                                                    3,884,384             4,247,789


CASH AND CASH EQUIVALENTS                                                  95,377                86,388
ACCRUED INVESTMENT INCOME                                                  73,459                78,224
DEFERRED POLICY ACQUISITION COSTS                                         405,640               365,105
FEDERAL INCOME TAXES - DEFERRED                                             9,403                     -
REINSURANCE RECEIVABLES                                                     2,893                 1,617
AFFILIATED RECEIVABLES - NET                                                    -                   166
RECEIVABLES FROM SECURITIES SOLD                                           14,938                75,820
OTHER ASSETS                                                               46,512                49,353
SEPARATE ACCOUNTS ASSETS                                               10,571,489             9,149,119
                                                                     -------------         -------------

TOTAL ASSETS                                                         $ 15,104,095          $ 14,053,581
                                                                     =============         =============






See notes to financial statements.


LIABILITIES AND STOCKHOLDER'S EQUITY                                     1998                  1997
------------------------------------                                -------------          -------------
LIABILITIES:
 POLICY LIABILITIES AND ACCRUALS:
   Policyholders' account balances                                  $  3,816,744           $  4,188,110
   Claims and claims settlement expenses                                  63,925                 50,574
                                                                    -------------          -------------
          Total policy liabilities and accruals                        3,880,669              4,238,684

 OTHER POLICYHOLDER FUNDS                                                 20,802                 27,160
 LIABILITY FOR GUARANTY FUND ASSESSMENTS                                  13,864                 15,374
 FEDERAL INCOME TAXES - DEFERRED                                               -                  1,183
 FEDERAL INCOME TAXES - CURRENT                                           15,840                 24,438
 AFFILIATED PAYABLES - NET                                                   822                      -
 PAYABLES FOR SECURITIES PURCHASED                                        10,541                 95,135
 UNEARNED POLICY CHARGE REVENUE                                           55,235                 32,102
 OTHER LIABILITIES                                                        24,273                 22,332
 SEPARATE ACCOUNTS LIABILITIES                                        10,559,459              9,149,119
                                                                    -------------          -------------
          Total Liabilities                                           14,581,505             13,605,527
                                                                    -------------          -------------
STOCKHOLDER'S EQUITY:
 Common stock, $10 par value - 200,000 shares
   authorized, issued and outstanding                                      2,000                  2,000
 Additional paid-in capital                                              347,324                347,324
 Retained earnings                                                       173,496                 80,735
 Accumulated other comprehensive income (loss)                              (230)                17,995
                                                                    -------------          -------------
          Total Stockholder's Equity                                     522,590                448,054
                                                                    -------------          -------------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                          $ 15,104,095           $ 14,053,581
                                                                    =============          =============

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF EARNINGS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)


                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
REVENUES:
 Investment revenue:
   Net investment income                                             $   272,038           $   308,702           $   336,661
   Net realized investment gains                                          12,460                13,289                 8,862
 Policy charge revenue                                                   197,662               178,933               158,829
                                                                     ------------          ------------          ------------
        Total Revenues                                                   482,160               500,924               504,352
                                                                     ------------          ------------          ------------
BENEFITS AND EXPENSES:
 Interest credited to policyholders' account balances                    195,676               209,542               235,255
 Market value adjustment expense                                           5,528                 4,079                 6,071
 Policy benefits (net of reinsurance recoveries: 1998 - $9,761;
   1997 - $10,439; 1996 - $8,317)                                         31,891                27,029                21,052
 Reinsurance premium ceded                                                19,972                17,879                15,582
 Amortization of deferred policy acquisition costs                        44,835                72,111                62,036
 Insurance expenses and taxes                                             51,735                49,105                47,077
                                                                     ------------          ------------          ------------
        Total Benefits and Expenses                                      349,637               379,745               387,073
                                                                     ------------          ------------          ------------
        Earnings Before Federal Income Tax Provision                     132,523               121,179               117,279
                                                                     ------------          ------------          ------------
FEDERAL INCOME TAX PROVISION (BENEFIT):
 Current                                                                  40,535                52,705                22,814
 Deferred                                                                   (773)              (12,261)               15,078
                                                                     ------------          ------------          ------------
        Total Federal Income Tax Provision                                39,762                40,444                37,892
                                                                     ------------          ------------          ------------

NET EARNINGS                                                         $    92,761           $    80,735           $    79,387
                                                                     ============          ============          ============







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
NET EARNINGS                                                         $    92,761           $    80,735           $    79,387
                                                                     ------------          ------------          ------------
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX:

 Net unrealized gains (losses) on investment securities:
   Net unrealized holding gains (losses) arising during the period       (31,718)               22,347               (79,749)
   Reclassification adjustment for gains included in net earnings        (15,932)              (12,390)               (8,622)
                                                                     ------------          ------------          ------------
    Net unrealized gains (losses) on investment securities               (47,650)                9,957               (88,371)

   Adjustments for:
     Policyholder liabilities                                             14,483                10,094                58,415
     Deferred policy acquisition costs                                     5,129                  (822)               12,411

 Income tax (expense) benefit related to items of
   other comprehensive income                                              9,813                (6,730)                6,141
                                                                     ------------          ------------          ------------
 Other comprehensive income (loss), net of tax                           (18,225)               12,499               (11,404)
                                                                     ------------          ------------          ------------
COMPREHENSIVE INCOME                                                 $    74,536           $    93,234           $    67,983
                                                                     ============          ============          ============






See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                                                    Accumulated
                                                                Additional                             Other             Total
                                                Common           Paid-in          Retained         Comprehensive     Stockholder's
                                                 Stock           Capital          Earnings         Income (loss)         Equity
                                              -----------      -----------       -----------       -------------     -------------
BALANCE, JANUARY 1, 1996                      $    2,000       $  501,455        $   76,482        $    16,900       $    596,837

 Dividend to Parent                                               (98,518)          (76,482)                             (175,000)
 Net earnings                                                                        79,387                                79,387
 Other comprehensive loss, net of tax                                                                  (11,404)           (11,404)
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1996                         2,000          402,937            79,387              5,496            498,820

 Dividend to Parent                                               (55,613)          (79,387)                             (135,000)
 Net earnings                                                                        80,735                                80,735
 Other comprehensive income, net of tax                                                                 12,499             12,499
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1997                         2,000          347,324            80,735             17,995            448,054

 Net earnings                                                                        92,761                                92,761
 Other comprehensive loss, net of tax                                                                  (18,225)           (18,225)
                                              -----------      -----------       -----------       ------------      -------------
BALANCE, DECEMBER 31, 1998                    $    2,000       $  347,324        $  173,496        $      (230)      $    522,590
                                              ===========      ===========       ===========       ============      =============







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(A wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Dollars in Thousands)

                                                                         1998                  1997                  1996
                                                                     -----------           -----------           -----------
OPERATING ACTIVITIES:
 Net earnings                                                        $   92,761            $   80,735            $   79,387
  Adjustments to reconcile net earnings to net cash and cash equivalents provided (used) by operating activities:
   Amortization of deferred policy acquisition costs                     44,835                72,111                62,036
   Capitalization of policy acquisition costs                           (80,241)              (71,577)              (43,668)
   Amortization (accretion) of investments                               (5,350)               (4,672)               (4,836)
   Net realized investment gains                                        (12,460)              (13,289)               (8,862)
   Interest credited to policyholders' account balances                 195,676               209,542               235,255
   Provision (benefit) for deferred Federal income tax                     (773)              (12,261)               15,078
   Changes in operating assets and liabilities:
      Accrued investment income                                           4,765                 7,962                 5,756
      Claims and claims settlement expenses                              13,351                10,908                 9,854
      Federal income taxes - current                                     (8,598)                3,470                13,935
      Other policyholder funds                                           (6,358)                7,740                 5,813
      Liability for guaranty fund assessments                            (1,510)               (3,399)               (2,371)
      Affiliated receivables/payables                                       988                (6,330)                3,735
   Policy loans on insurance contracts                                  (21,317)              (26,068)              (52,804)
   Trading account securities                                              (287)              (14,928)                    -
   Unearned policy charge revenue                                        23,133                11,269                 7,801
   Other, net                                                             3,506                   452               (10,194)
            Net cash and cash equivalents provided                   -----------           -----------           -----------
                by operating activities                                 242,121               251,665               315,915
                                                                     -----------           -----------           -----------
INVESTING ACTIVITIES:
   Sales of available-for-sale securities                               893,619               846,041               847,091
   Maturities of available-for-sale securities                          451,759               595,745               536,449
   Purchases of available-for-sale securities                        (1,028,086)           (1,156,222)             (956,840)
   Mortgage loans principal payments received                                 -                68,864                22,789
   Purchases of mortgage loans                                                -                (5,375)                    -
   Sales of real estate held-for-sale                                    14,135                 6,060                 5,407
   Recapture of investment in Separate Accounts                               -                11,026                 8,829
   Investment in Separate Accounts                                      (12,000)                  (21)              (10,063)
            Net cash and cash equivalents provided                   -----------           -----------           -----------
                by investing activities                                 319,427               366,118               453,662
                                                                     -----------           -----------           -----------




See notes to financial statements.
(Continued)

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc.)

STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
(Continued) (Dollars In Thousands)

                                                                         1998                  1997                  1996
                                                                     ------------          ------------          ------------
FINANCING ACTIVITIES:
   Dividends paid to parent                                          $         -           $  (135,000)          $  (175,000)
   Policyholders' account balances:
       Deposits                                                        1,042,509             1,101,934               542,062
       Withdrawals (including transfers to/from Separate Accounts)    (1,595,068)           (1,593,320)           (1,090,572)
           Net cash and cash equivalents used                        ------------          ------------          ------------
               by financing activities                                  (552,559)             (626,386)             (723,510)
                                                                     ============          ============          ============
NET INCREASE (DECREASE) IN CASH AND
 CASH EQUIVALENTS                                                          8,989                (8,603)               46,067

CASH AND CASH EQUIVALENTS
 Beginning of year                                                        86,388                94,991                48,924
                                                                     ------------          ------------          ------------
 End of year                                                         $    95,377           $    86,388           $    94,991
                                                                     ============          ============          ============
Supplementary Disclosure of Cash Flow Information
 Cash paid to affiliates for:
   Federal income taxes                                              $    49,133           $    49,235           $     8,880
   Interest                                                                  860                   842                   988







See notes to financial statements.

MERRILL LYNCH LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of Merrill Lynch Insurance Group,Inc.)

NOTES TO FINANCIAL STATEMENTS
(Dollars in Thousands)


NOTE 1:  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

 Description of Business: Merrill Lynch Life Insurance Company (the "Company") is a wholly-owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.").

 The Company sells non-participating life insurance and annuity products primarily variable life insurance, variable annuities, market value adjusted annuities and immediate annuities. The Company is currently licensed to sell insurance in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly-owned broker-dealer subsidiary of Merrill Lynch & Co.

 Basis of Reporting: The accompanying financial statements have been prepared in conformity with generally accepted accounting principles and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the financial statements. Actual results could differ from those estimates.

 For the purpose of reporting cash flows, cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

 To facilitate comparisons with the current year, certain amounts in the prior years have been reclassified.

 Revenue Recognition: Revenues for the Company's interest-sensitive life, interest-sensitive annuity, variable life and variable annuity products consist of policy charges for mortality risk and the cost of insurance, deferred sales charges, policy administration charges and/or withdrawal charges assessed against policyholders' account balances during the period.

 Investments: The Company's investments in debt and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive income (loss), net of tax. Unrealized gains and losses on trading account securities are included in net realized investment gains (losses). If a decline in value of a security is determined by management to be other-than-temporary, the carrying value is adjusted to the estimated fair value at the date of this determination and recorded as net realized investment gains (losses).

 For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of the investments are determined on the basis of specific identification.

 Certain fixed maturity securities are considered non-investment grade. The Company defines non-investment grade fixed maturity securities as unsecured debt obligations that do not have a rating equivalent to Standard and Poor's (or similar rating agency)
 BBB- or higher.

 All outstanding mortgage loans were repaid during 1997. The Company recognized income from mortgage loans based on the cash payment interest rate of the loan, which may have been different from the accrual interest rate of the loan for certain mortgage loans. The Company recognized a realized gain at the date of the satisfaction of the loan at contractual terms for loans where there was a difference between the cash payment interest rate and the accrual interest rate. For all loans the Company stopped accruing income when an interest payment default either occurred or was probable. Impairments of mortgage loans were established as valuation allowances and recorded to net realized investment gains (losses).

 Real estate held-for-sale is stated at estimated fair value less estimated selling costs.

 Policy loans on insurance contracts are stated at unpaid principal balances.

 Investments in limited partnerships are carried at cost.

 Deferred Policy Acquisition Costs: Policy acquisition costs for life and annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of deferred policy acquisition costs.

 Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Certain costs and expenses reported in the statements of earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing in-force policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

 The Company has entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-year period using an effective interest rate of 7.5%. This reinsurance agreement provides for payment of contingent ceding commissions based upon the persistency and mortality experience of the insurance contracts assumed. Any payments made for the contingent ceding commissions are capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a reconciliation of the acquisition costs related to the reinsurance agreement for the years ended December 31:

                            1998           1997           1996
                         -----------    -----------    -----------
 Beginning balance       $  102,252     $  112,249     $  124,833
 Capitalized amounts          6,085          5,077          5,077
 Interest accrued             7,669          9,653         10,669
 Amortization               (14,213)       (24,727)       (28,330)
                         -----------    -----------    -----------
 Ending balance          $  101,793     $  102,252     $  112,249
                         ===========    ===========    ===========

 The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. The amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

                    1999         $ 7,045
                    2000         $ 6,110
                    2001         $ 5,670
                    2002         $ 5,400
                    2003         $ 5,386

 Separate Accounts: Separate Accounts are established in conformity with Arkansas State Insurance law, the Company's domiciliary state, and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to general claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. At December 31, 1998, the $12,030 excess of Separate Accounts Assets over Separate Accounts liabilities represents the Company's temporary investment in certain investment divisions that were made to facilitate the establishment of those investment divisions.

 Net investment income and net realized and unrealized gains
 (losses) attributable to Separate Accounts assets accrue directly to the policyholder and are not reported as revenue in the Company's Statement of Earnings.

 Assets and liabilities of Separate Accounts, representing net deposits and accumulated net investment earnings less fees, held primarily for the benefit of policyholders, are shown as separate captions in the balance sheets.

 Policyholders' Account Balances: Liabilities for the Company's universal life type contracts, including its life insurance and annuity products, are equal to the full accumulation value of such contracts as of the valuation date plus deficiency reserves for certain products. Interest-crediting rates for the Company's fixed-rate products are as follows:

 Interest-sensitive life products        4.00% -  5.70%
 Interest-sensitive deferred annuities   3.40% -  8.69%
 Immediate annuities                     3.00% - 10.00%

 These rates may be changed at the option of the Company, subject to minimum guarantees, after initial guaranteed rates expire.

 Claims and Claims Settlement Expenses: For life insurance products, the liability equals the death benefit for claims that have been reported to the Company and an estimate based
 upon prior experience for unreported claims.   For annuity
 products, the liability equals the guaranteed minimum death benefit reserve.

 Income Taxes: The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current Federal tax liability.

 The Company uses the asset and liability method in providing income taxes on all transactions that have been recognized in the financial statements. The asset and liability method requires that deferred taxes be adjusted to reflect the tax rates at which future taxable amounts will be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period such changes are enacted. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

 Insurance companies are generally subject to taxes on premiums and in substantially all states are exempt from state income taxes.

 Unearned Policy Charge Revenue: Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and amortized into policy charge revenue based on the estimated future gross profits for each group of contracts. The Company records a liability equal to the unamortized balance of these policy charges.

 Accounting Pronouncements: During 1998, the Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". This pronouncement requires a Company to present disaggregated information based on the internal segments used in managing its business. Adoption did not impact the Company's financial position or results of operations, but it did affect the presentation of the Company's disclosures (See Note 9).

 In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and for Hedging Activities". This pronouncement will be effective for annual periods beginning after June 15, 1999. Adoption of this pronouncement is not expected to have a material impact on the Company's financial position or results of operations.

NOTE 2.   ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

 Financial instruments are carried at fair value or amounts that approximate fair value. The carrying value of financial instruments as of December 31 were:

                                                 1998            1997
                                             ------------   -------------
  Assets:
   Fixed maturity securities (1)            $  2,543,097    $  3,008,608
   Equity securities (1), (2)                    158,591          73,612
   Trading account securities (1)                 17,280          15,625
   Policy loans on insurance contracts (3)     1,139,456       1,118,139
   Cash and cash equivalents (4)                  95,377          86,388
   Separate Accounts assets (5)               10,571,489       9,149,119
                                            -------------   -------------
  Total financial instruments               $ 14,525,290    $ 13,451,491
                                            =============   =============

 (1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company has determined an estimated fair value using a discounted cash flow model, including provision for credit risk, based upon the assumption that such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets. At December 31, 1998 and 1997, securities without a readily ascertainable market value, having an amortized cost of $376,993 and $389,728, had an estimated fair value of $375,470 and $396,253, respectively.

 (2) The Company has investments in two limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value as equal to cost based on the review of the underlying investments of the partnerships. At December 31, 1998 and 1997, the Company's limited partnership investments were $11,569 and $4,744, respectively.

 (3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

 (4) The estimated fair value of cash and cash equivalents approximates the carrying value.

 (5) Assets held in Separate Accounts are carried at quoted market values.

NOTE 3.   INVESTMENTS

 The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) as of December 31 were:

                                                                              1998
                                              -----------------------------------------------------------------
                                                  Cost /           Gross             Gross           Estimated
                                                Amortized        Unrealized        Unrealized          Fair
                                                  Cost             Gains             Losses            Value
                                              ------------      ------------      ------------      -----------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,079,867       $    56,703       $    29,078       $ 2,107,492
   Mortgage-backed securities                     229,197             7,908                43           237,062
   U.S. Government and agencies                   150,500             6,393             1,328           155,565
   Foreign governments                             21,157                35             2,996            18,196
   Municipals                                      23,878               905                 1            24,782
                                              ------------      ------------      ------------      ------------
      Total fixed maturity securities         $ 2,504,599       $    71,944       $    33,446       $ 2,543,097
                                              ============      ============      ============      ============

  Equity securities:
   Non-redeemable preferred stocks            $   151,130       $       699       $     4,823       $   147,006
   Limited partnerships                            11,569                 -                 -            11,569
   Common stocks                                       11                 5                 -                16
                                              ------------      ------------      ------------      ------------
      Total equity securities                 $   162,710       $       704       $     4,823       $   158,591
                                              ============      ============      ============      ============


                                                                              1997
                                              -----------------------------------------------------------------
                                                 Cost /            Gross            Gross            Estimated
                                                Amortized        Unrealized       Unrealized           Fair
                                                  Cost             Gains            Losses             Value
                                              ------------      ------------      ------------      ------------
  Fixed maturity securities:
   Corporate debt securities                  $ 2,412,171       $    73,318       $     6,963       $ 2,478,526
   Mortgage-backed securities                     339,015            12,320               224           351,111
   U.S. Government and agencies                   119,107             2,767               111           121,763
   Foreign governments                             36,585               198             1,125            35,658
   Municipals                                      20,684               866                 -            21,550
                                              ------------      ------------      ------------      ------------
      Total fixed maturity securities         $ 2,927,562       $    89,469       $     8,423       $ 3,008,608
                                              ============      ============      ============      ============
  Equity securities:
   Non-redeemable preferred stocks            $    67,845       $     1,187       $       185       $    68,847
   Limited partnerships                             4,744                 -                 -             4,744
   Common stocks                                       10                11                 -                21
                                              ------------      ------------      ------------      ------------
      Total equity securities                 $    72,599       $     1,198       $       185       $    73,612
                                              ============      ============      ============      ============

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by contractual maturity were:

                                                                Estimated
                                               Amortized           Fair
                                                  Cost             Value
                                              ------------      ------------
  Fixed maturity securities:
   Due in one year or less                    $   383,825       $   383,628
   Due after one year through five years          926,665           950,938
   Due after five years through ten years         599,278           610,339
   Due after ten years                            365,634           361,130
                                              ------------      ------------
                                                2,275,402         2,306,035
   Mortgage-backed securities                     229,197           237,062
                                              ------------      ------------
    Total fixed maturity securities           $ 2,504,599       $ 2,543,097
                                              ============      ============

 Fixed maturity securities not due at a single maturity date have been included in the preceding table in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

 The amortized cost and estimated fair value of fixed maturity securities at December 31, 1998 by rating agency equivalent were:
                                                                 Estimated
                                               Amortized           Fair
                                                 Cost              Value
                                              ------------      ------------
  AAA                                         $   479,923       $   495,661
  AA                                              146,703           148,169
  A                                               756,880           773,977
  BBB                                             992,041         1,005,835
  Non-investment grade                            129,052           119,455
                                              ------------      ------------
    Total fixed maturity securities           $ 2,504,599       $ 2,543,097
                                              ============      ============

 The Company has recorded certain adjustments to deferred policy acquisition costs and policyholders' account balances in connection with investments classified as available-for-sale. The Company adjusts those assets and liabilities as if the unrealized investment gains or losses from available-for-sale investments had actually been realized, with corresponding credits or charges reported in stockholder's equity as a component of accumulated other comprehensive income (loss), net of taxes. The following reconciles net unrealized investment gains (losses) on available-for-sale investments at December 31:

                                                       1998           1997
                                                   ------------    ------------
  Assets:
   Fixed maturity securities                       $    38,498     $    81,046
   Equity securities                                    (4,119)          1,013
   Deferred policy acquisition costs                      (323)         (5,452)
   Federal income taxes - deferred                         124               -
   Separate Accounts assets                                 30               -
                                                   ------------    ------------
                                                        34,210          76,607
                                                   ------------    ------------
  Liabilities:
   Policyholders' account balances                      34,440          48,923
   Federal income taxes - deferred                           -           9,689
                                                   ------------    ------------
                                                        34,440          58,612
                                                   ------------    ------------
  Stockholder's equity:
   Accumulated other comprehensive income (loss)   $      (230)    $    17,995
                                                   ============    ============


 During the third quarter 1997, the Company provided $15,000 initial funding for a trading portfolio, composed of convertible debt and equity securities. The net unrealized holdings gains on trading account securities included in net realized investment gains were $932 and $520 at December 31, 1998 and 1997, respectively.

 Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended
 December 31 were:

                                          1998          1997          1996
                                       ----------    ----------    ----------
  Proceeds                             $  893,619    $  846,041    $  847,091
  Gross realized investment gains          20,232        16,783        19,078
  Gross realized investment losses         17,429         7,193        10,749

 The Company had investment securities with a carrying value of $27,189 and $26,508 that were deposited with insurance regulatory authorities at December 31, 1998 and 1997, respectively.

 At December 31, 1998, the Company's $12,030 investment in
 Separate Account assets included $30 of unrealized gains.
 During 1997, the Company realized a $1,005 gain on the sale of its investment in the Separate Accounts.

 All outstanding mortgage loans were repaid during 1997.
 Information on impaired loans for the years ended December 31 follows:

                                                        1997           1996
                                                     -----------    -----------
  Average investment in impaired loans               $   30,945     $   79,668
  Interest income recognized (cash basis)                 2,830          4,848


 For the years ended December 31, 1997 and 1996, $7,891 and
 $28,555, respectively, of real estate held-for-sale was acquired in satisfaction of debt.

 Net investment income arose from the following sources for the years ended December 31:

                                           1998          1997           1996
                                      ------------   -----------    -----------
  Fixed maturity securities           $   202,313    $  236,325     $  266,916
  Equity securities                         9,234         3,020          1,876
  Mortgage loans                                -         4,627          9,764
  Real estate held-for-sale                 2,264         1,939            563
  Policy loans on insurance contracts      59,236        57,998         56,512
  Cash and cash equivalents                 3,912         9,570          6,710
  Other                                       761           709            899
                                      ------------   -----------    -----------
  Gross investment income                 277,720       314,188        343,240
  Less investment expenses                 (5,682)       (5,486)        (6,579)
                                      ------------   -----------    -----------
  Net investment income               $   272,038    $  308,702     $  336,661
                                      ============   ===========    ===========

Net realized investment gains (losses), including changes in valuation allowances for the years ended December 31:

                                          1998           1997           1996
                                      ------------   -----------    -----------
  Fixed maturity securities           $     2,617    $    6,149     $    4,690
  Equity securities                           186         3,441          3,639
  Trading account securities                1,368           697              -
  Investment in Separate Accounts               -         1,005            106
  Mortgage loans                                -         6,252            599
  Real estate held-for-sale                 8,290        (4,252)          (171)
  Cash and cash equivalents                    (1)           (3)            (1)
                                      ------------   -----------    -----------
  Net realized investment gains       $    12,460    $   13,289     $    8,862
                                      ============   ===========    ===========

 The following is a reconciliation of the change in valuation allowances that were recorded to reflect other-than-temporary declines in the estimated fair value of mortgage loans for the years ended December 31, 1997 and 1996.

                         Balance at   Additions                   Balance at
                         Beginning    Charged to      Write -        End
                          of Year     Operations       Downs        of Year
                        -----------   -----------   -----------   -----------
       1997             $   17,652    $        -    $   17,652    $        -
       1996                 35,881             -        18,229        17,652


NOTE 4.   FEDERAL INCOME TAXES

 The following is a reconciliation of the provision for income taxes based on earnings before income taxes, computed using the Federal statutory tax rate, with the provision for income taxes for the years ended December 31:

                                                   1998              1997              1996
                                              ------------      ------------      ------------
  Provision for income taxes computed at
    Federal statutory rate                    $    46,383       $    42,413       $    41,048

  Decrease in income taxes resulting from:
    Dividend received deduction                    (3,664)           (1,969)           (3,135)
    Foreign tax credit                             (2,957)                -                 -
    Other                                               -                 -               (21)
                                              ------------      ------------      ------------
  Federal income tax provision                $    39,762       $    40,444       $    37,892
                                              ============      ============      ============

 The Federal statutory rate for each of the three years in the period ended December 31, 1998 was 35%.

 The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each are as follows:

                                                  1998             1997              1996
                                              ------------      ------------      ------------
  Deferred policy acquisition costs           $    11,062       $    (2,422)      $    (5,770)
  Policyholders' account balances                 (10,950)          (16,099)           15,004
  Liability for guaranty fund assessments             529             1,190               760
  Investment adjustments                           (1,350)            5,070             5,122
  Other                                               (64)                -               (38)
                                              ------------      ------------      ------------
  Deferred Federal income tax
   provision (benefit)                        $      (773)      $   (12,261)      $    15,078
                                              ============      ============      ============

Deferred tax assets and liabilities as of December 31 are determined as follows:

                                                                    1998              1997
                                                                ------------      ------------
  Deferred tax assets:
   Policyholders' account balances                              $   106,132       $    95,182
   Investment adjustments                                             1,951               601
   Liability for guaranty fund assessments                            4,852             5,381
   Net unrealized investment loss on investment securities              124                 -
                                                                ------------      ------------
      Total deferred tax assets                                     113,059           101,164
                                                                ------------      ------------
  Deferred tax liabilities:
   Deferred policy acquisition costs                                 99,732            88,670
   Net unrealized investment gain on investment securities                -             9,689
   Other                                                              3,924             3,988
                                                                ------------      ------------
      Total deferred tax liabilities                                103,656           102,347
                                                                ------------      ------------
      Net deferred tax (asset) liability                        $    (9,403)      $     1,183
                                                                ============      ============

 The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 5.   REINSURANCE

 In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $750 on a single life.

 Indemnity reinsurance agreements do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. The Company holds collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $589 that can be drawn upon for delinquent reinsurance recoverables.

 As of December 31, 1998, the Company had the following life insurance in-force:

                                                                                                             Percentage
                                                       Ceded to           Assumed                             of amount
                                       Gross             other           from other          Net             assumed to
                                       amount          companies         companies          amount               net
                                    -----------       -----------       -----------       -----------        ----------
   Life insurance
       in force                     $13,124,108       $ 3,259,006       $    1,771        $ 9,866,872              0%


 The Company has entered into an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity premiums sold through the Merrill Lynch & Co. distribution system.

NOTE 6.   RELATED PARTY TRANSACTIONS

 The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges billed to the Company by MLIG pursuant to the agreement were $43,179, $43,028 and $43,515 for the years ended December 31, 1998, 1997 and 1996, respectively. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest paid was $860, $842 and $988 for 1998, 1997 and 1996, respectively.

 The Company and Merrill Lynch Asset Management, L.P. ("MLAM") are parties to a service agreement whereby MLAM has agreed to provide certain invested asset management services to the Company. The Company pays a fee to MLAM for these services through the MLIG service agreement. Charges attributable to this agreement and allocated to the Company by MLIG were $1,915, $1,913 and $2,279 for 1998, 1997 and 1996, respectively.

 MLIG has entered into agreements with MLAM and Hotchkis & Wiley ("H&W"), a division of MLAM, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc., and Hotchkis & Wiley Variable Trust (collectively, "the Funds"). The Company invests in the various mutual fund portfolios of the Funds in connection with the variable life insurance and annuity contracts the Company has in-force. Under this agreement, MLAM and H&W pay compensation to MLIG in an amount equal to a portion of the annual gross investment advisory fees paid by the Funds to MLAM and H&W. The Company received from MLIG its allocable share of such compensation in the amount of $20,289, $19,057 and $16,514 during 1998, 1997 and 1996, respectively.

 The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $79,117, $72,729 and $42,639 for 1998, 1997 and 1996, respectively. Substantially all of these commissions were capitalized as deferred policy acquisitions costs and are being amortized in accordance with the policy discussed in Note 1.

 Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

 During 1997, the Company sold its investment in 2141 E.
 Camelback, Corp. to Merrill Lynch Mortgage Capital, Inc. The investment was sold at its carrying value of $5,375.

NOTE 7.   STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

 The Company paid no dividends in 1998. During 1997 and 1996, the Company paid dividends of $135,000 and $175,000, respectively, to MLIG. Of these stockholders' dividends, $110,030 and $175,000 respectively, were extraordinary dividends as defined by Arkansas Insurance Law and were paid pursuant to approval granted by the Arkansas Insurance
 Commissioner.

 At December 31, 1998 and 1997, approximately $29,707 and $24,304, respectively, of stockholder's equity was available for distribution to MLIG. Statutory capital and surplus at December 31, 1998 and 1997, were $299,069 and $245,042, respectively.

 Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices primarily differ from the principles utilized in these financial statements by charging policy acquisition costs to expense as incurred, establishing future policy benefit reserves using different actuarial assumptions, not providing for deferred income taxes, and valuing securities on a different basis. The Company's statutory net income for 1998, 1997 and 1996 was $55,813, $81,963 and $93,532, respectively.

 The National Association of Insurance Commissioners ("NAIC") utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should have based upon that company's risk profile. As of December 31, 1998 and 1997, based on the RBC formula, the Company's total adjusted capital level was 473% and 394%, respectively, of the minimum amount of capital required to avoid regulatory action.

 In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). The Codification, which is intended to standardize regulatory accounting and reporting for the insurance industry, is proposed to be effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices and it is uncertain when, or if, the state of Arkansas will require adoption of Codification for the preparation of statutory financial statements.
 Codification is not expected to have a material impact on the Company's capital requirements or statutory financial statements.

NOTE 8.   COMMITMENTS AND CONTINGENCIES

 State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of policyholders from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's policyholder obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 1998 and 1997, the Company has established an estimated liability for future guaranty fund assessments of $13,864 and $15,374, respectively. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability as appropriate.

 In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.

 During 1994, the Company committed to participate in a limited partnership that invests in leveraged transactions. As of December 31, 1998, $6,569 has been advanced towards the Company's $10,000 commitment to the limited partnership.

NOTE 9.   SEGMENT INFORMATION

 In reporting to management, the Company's operating results are categorized into two business segments: Life Insurance and Annuities. The Company's Life Insurance segment consists of variable life insurance products and interest-sensitive life products. The Company's Annuity segment consists of variable annuities and interest sensitive annuities

 The Company's organization is structured in accordance with its two business segments. Each segment has its own administrative service center that provides product support to the Company and customer service support to the Company's policyholders. Additionally, marketing and sales management functions, within MLIG, are organized according to these two business segments.

 The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the product level and accumulated at the business segment level for review by management.

 The "Other" category, presented in the following segment financial information, represents assets and related earnings that do not support policyholder liabilities.

 The following table summarizes each business segment's contribution to the consolidated amounts:

                                                 Life
  1998                                         Insurance          Annuities            Other            Total
--------                                      ------------       ------------      ------------      ------------
  Net interest spread (a)                     $    35,228        $    32,765       $     8,369       $    76,362
  Other revenues                                   84,836            124,864               422           210,122
                                              ------------       ------------      ------------      ------------
  Net revenues                                    120,064            157,629             8,791           286,484
                                              ------------       ------------      ------------      ------------

  Policy benefits                                  18,397             13,494                 -            31,891
  Reinsurance premiums ceded                       19,972                  -                 -            19,972
  DAC amortization                                 13,040             31,795                 -            44,835
  Other non-interest expenses                      18,030             39,233                 -            57,263
                                              ------------       ------------      ------------      ------------
  Total non-interest expenses                      69,439             84,522                 -           153,961
                                              ------------       ------------      ------------      ------------
  Net earnings before Federal income
      tax provision                                50,625             73,107             8,791           132,523
  Income tax expense                               16,033             20,653             3,076            39,762
                                              ------------       ------------      ------------      ------------
  Net earnings                                $    34,592        $    52,454       $     5,715       $    92,761
                                              ============       ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 6,069,649        $ 8,885,981       $   148,465       $15,104,095
  Deferred policy acquisition costs           $   207,713        $   197,927       $         -       $   405,640
  Policy liabilities and accruals             $ 2,186,001        $ 1,694,668       $         -       $ 3,880,669
  Other policyholder funds                    $    16,033        $         -       $     4,769       $    20,802

                                                 Life
  1997                                         Insurance         Annuities           Other              Total
--------                                      ------------      ------------      ------------      ------------
  Net interest spread (a)                     $    38,826       $    47,973       $    12,361       $    99,160
  Other revenues                                   86,301           102,782             3,139           192,222
                                              ------------      ------------      ------------      ------------
  Net revenues                                    125,127           150,755            15,500           291,382
                                              ------------      ------------      ------------      ------------

  Policy benefits                                  15,876            11,153                 -            27,029
  Reinsurance premiums ceded                       17,879                 -                 -            17,879
  DAC amortization                                 36,180            35,931                 -            72,111
  Other non-interest expenses                      16,545            36,639                 -            53,184
                                              ------------      ------------      ------------      ------------
  Total non-interest expenses                      86,480            83,723                 -           170,203
                                              ------------      ------------      ------------      ------------
  Net earnings before Federal
      income tax provision                         38,647            67,032            15,500           121,179
  Income tax expense                               12,753            22,265             5,426            40,444
                                              ------------      ------------      ------------      ------------
  Net earnings                                $    25,894       $    44,767       $    10,074       $    80,735
                                              ============      ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 5,925,872       $ 7,998,461       $   129,248       $14,053,581
  Deferred policy acquisition costs           $   182,610       $   182,495       $         -       $   365,105
  Policy liabilities                          $ 2,229,533       $ 2,009,151       $         -       $ 4,238,684
  Other policyholder funds                    $    18,788       $         -       $     8,372       $    27,160

                                                 Life
  1996                                         Insurance         Annuities           Other             Total
--------                                      ------------      ------------      ------------      ------------
  Net interest spread (a)                     $    40,805       $    44,994       $    15,607       $   101,406
  Other revenues                                   78,759            86,430             2,502           167,691
                                              ------------      ------------      ------------      ------------
  Net revenues                                    119,564           131,424            18,109           269,097
                                              ------------      ------------      ------------      ------------

  Policy benefits                                  12,150             8,902                 -            21,052
  Reinsurance premiums ceded                       15,582                 -                 -            15,582
  DAC amortization                                 30,988            31,048                 -            62,036
  Other non-interest expenses                      18,169            34,979                 -            53,148
                                              ------------      ------------      ------------      ------------
  Total non-interest expenses                      76,889            74,929                 -           151,818
                                              ------------      ------------      ------------      ------------
  Net earnings before Federal
      income tax provision                         42,675            56,495            18,109           117,279
  Income tax expense                               13,895            17,658             6,339            37,892
                                              ------------      ------------      ------------      ------------
  Net earnings                                $    28,780       $    38,837       $    11,770       $    79,387
                                              ============      ============      ============      ============
  Balance Sheet Information:

  Total assets                                $ 5,623,370       $ 6,957,228       $   156,895       $12,737,493
  Deferred policy acquisition costs           $   194,979       $   171,482       $         -       $   366,461
  Policy liabilities and accruals             $ 2,638,177       $ 1,881,537       $         -       $ 4,519,714
  Other policyholder funds                    $    16,256       $         -       $     3,164       $    19,420

 (a) Management considers investment income net of interest credited to policyholders' account balances in evaluating results.


 The table below summarizes the Company's net revenues by product for 1998, 1997, and 1996:

                                                  1998            1997             1996
                                              ------------    ------------    ------------
  Life Insurance
       Variable life insurance                $    91,806     $    92,245     $    89,897
       Interest-sensitive life insurance           28,258          32,882          29,667
                                              ------------    ------------    ------------

       Total Life Insurance                       120,064         125,127         119,564
                                              ------------    ------------    ------------
  Annuities
       Variable annuities                         105,545          88,509          70,116
       Interest-sensitive annuities                52,084          62,246          61,308
                                              ------------    ------------    ------------

       Total Annuities                            157,629         150,755         131,424
                                              ------------    ------------    ------------

  Other                                             8,791          15,500          18,109
                                              ------------    ------------    ------------
  Total                                       $   286,484     $   291,382     $   269,097
                                              ============    ============    ============


                           PART II. OTHER INFORMATION

                          UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

     The Insurance Company's By-Laws provide, in Article VI, Section 1, 2, 3 and 4, as follows:

     Section 1. Actions Other Than by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     Section 2. Actions by or in the Right of the Corporation. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brough shall determined upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

     Section 3. Right to Indemnification. To the extent that a director, officer of employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection therewith.

     Section 4. Determination of Right to Indemnification. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

DIRECTORS' AND OFFICERS' INSURANCE

     Merrill Lynch has purchased from Corporate Officers' and Directors' Assurance Company directors' and officers' liability insurance policies which cover, in addition to the Indemnification described above, liabilities for which indemnification is not provided under the By-Laws. The Company will pay an allocable portion of the insurance premium paid by Merrill Lynch with respect to such insurance policies.

ARKANSAS BUSINESS CORPORATION LAW

     In addition, Section 4-26-814 of the Arkansas Business Corporation Law generally provides that a corporation has the power to indemnify a director or officer of the corporation, or a person serving at the request of the corporation as a director or officer of another corporation or other enterprise against any judgments, amounts paid in settlement, and reasonably incurred expenses in a civil or criminal action or proceeding if the director or officer acted in good faith in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation (or, in the case of a criminal action or proceeding, if he or she in addition had no reasonable cause to believe that his or her conduct was unlawful).

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATION PURSUANT TO SECTION 26(e)

     Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                     MERRILL LYNCH, PIERCE, FENNER & SMITH
                                  INCORPORATED
                             OFFICERS AND DIRECTORS
                             AS OF DECEMBER 3, 1998



                                   DIRECTORS


                            Herbert M. Allison, Jr.


                               George A. Schieren


                                John L. Steffens



                                    OFFICERS

Herbert M. Allison, Jr.  President and Chief Executive Officer
John L. Steffens         Vice Chairman of the Board
George A. Schieren       General Counsel
Theresa Lang             Treasurer
Andrea L. Dulberg        Secretary



                           EXECUTIVE VICE PRESIDENTS



Thomas W. Davis


Barry S. Friedberg


Edward L. Goldberg


Jerome P. Kenney


E. Stanley O'Neal


Thomas H. Patrick


Winthrop H. Smith, Jr.


Roger M. Vasey



                             SENIOR VICE PRESIDENTS



Harry P. Allex


Rosemary T. Berkery


Daniel H. Bayly


Michael J. Castellano


Peter Clarke


Michael R. Cowan


Richard A. Dunn


Richard M. Fuscone


Donald N. Gershuny


J. Michael Giles


Mark B. Goldfus


Allen N. Jones


John G. Heimann


Theresa Lang


Michael J.P. Marks


G. Kelly Martin


Andrew J. Melnick


Robert J. McCann


Athanassios N. Michas


Joseph H. Moglia


Carlos M. Morales


Hisashi Moriya


Thomas O. Muller III


Daniel T. Napoli


John Qua


Christopher R. Reeves


George A. Schieren


Howard A. Shallcross


Edward E. Sheridan


Robert D. Sherman


James F. Shoaf


Howard P. Sorgen


G. Stephen Thoma


Arthur L. Thomas


J. Arthur Urciuoli


Anthony J. Vespa


Conrad P. Volstad


Kevan V. Watts


Seth H. Waugh


Madeline A. Weinstein


Joseph T. Willett


Robert W. Williamson

                             FIRST VICE PRESIDENTS



Robert E. Aherne


Charles P. Borkowski, Jr.


Matthias B. Bowman


John R. Cummings


Richard M. Drew


Alan R. Eckert


Harry J. Ferguson


Richard K. Gordon


Brian C. Henderson


Michael Koeneke


Jack Levy


Frank M. Macioce, Jr.


Donald N. Malawsky


Barry J. Mandel


Orestes J. Mihaly


G. Peter O'Brien


Clarence O. Peterson, III


Lawrence W. Roberts


Eric M. Rosenberg


Stanley Schaefer


Barry G. Skolnick


Thomas W. Smith


Arthur H. Sobel


Kenneth S. Spirer


John B. Sprung


Paul A. Stein


Nathan C. Thorne


Edward J. Toohey


James R. Vallone


O. Ray Vass


Frank T. Vayda


David N. Webb



VICE PRESIDENTS



Leonard E. Accardo


Rudley B. Anthony


Joseph A. Boccuzzi


Robert G. Dieckmann


Freddy Enriquez


Edward J. Gallagher, Jr.


Scott C. Harrison


Peter C. Lee



Richard D. Lilleston


Daniel R. Mayo


Avadhesh K. Nigam


David D. Northrop


George A. Ruth


John M. Sabatino


Michael S. Schreier


John P. Smith


Robert H. Werthman



ASSISTANT VICE PRESIDENTS



Gregory R. Krolikowski


Edward A. Mallaney



ASSISTANT SECRETARIES



Darryl W. Colletti


Lawrence M. Egan, Jr.


Andrea Lowenthal


Margaret E. Nelson

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents :

  The facing sheet.
  Two Prospectuses consisting of 99 and 96 pages, respectively.
  Undertaking to file reports.
  Rule 484 Undertaking.
  Representation Pursuant to Section 26(e).
  Merrill Lynch, Pierce, Fenner & Smith Incorporated Officers and Directors The signatures.
  Written Consents of the Following Persons:
     (a) Barry G. Skolnick, Esq.
     (b) Joseph E. Crowne, Jr., F.S.A.
     (c) Sutherland Asbill & Brennan LLP
     (d) Deloitte & Touche LLP, Independent Auditors

     The following exhibits:

1. A.   (1)          Resolution of the Board of Directors of Merrill Lynch Life
                     Insurance Company establishing the Separate Account
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                     April 29, 1997)
        (2)          Not applicable
        (3)(a)       Distribution Agreement between Merrill Lynch Life Insurance
                     Company and Merrill Lynch, Pierce, Fenner & Smith
                     Incorporated (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
           (b)       Amended Sales Agreement between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Life Agency Inc. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-55472 Filed April 29, 1997)
           (c)       Schedules of Sales Commissions (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 8 to Form S-6
                     Registration No. 33-55472 Filed April 29, 1997)
           (d)       Indemnity Agreement between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Life Agency, Inc. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-55472 Filed April 29, 1997)
        (4)          Not applicable
        (5)(a) (1)   Flexible Premium Joint and Last Survivor Variable Universal
                     Life Insurance Policy (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 8 to Form S-6
                     Registration No. 33-55472 Filed April 29, 1997)
        (5)(a) (2)   Flexible Premium Joint and Last Survivor Variable Universal
                     Life Insurance Policy (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 4 to Form S-6
                     Registration No. 33-55472 Filed December 9, 1994)
           (b) (1)   Backdating Endorsement (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 8 to Form S-6
                     Registration No. 33-55472 Filed April 29, 1997)
              (2)(a) Additional Insurance Rider for Flexible Premium Joint and
                     Last Survivor Variable Universal Life Insurance Policy
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                     April 29, 1997)
              (2)(b) Additional Insurance Rider for Flexible Premium Joint and
                     Last Survivor Variable Universal Life Insurance Policy
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 4 to Form S-6 Registration No. 33-55472 Filed
                     December 9, 1994)
              (3)    Policy Split Rider for Flexible Premium Joint and Last
                     Survivor Variable Universal Life Insurance Policy
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                     April 29, 1997)
              (4)    Endorsement for Guaranteed Interest Division for Flexible
                     Premium Joint and Last Survivor Variable Universal Life
                     Insurance Policy (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
              (5)    Endorsement for Flexible Premium Joint and Last Survivor
                     Variable Universal Life Insurance Policy (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 4 to
                     Form S-6 Registration No. 33-55472 Filed December 9, 1994)
              (6)    Accelerated Benefit Rider (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 4 to Form S-6
                     Registration No. 33-55472 Filed December 9, 1994)

              (7)    Policy Endorsement (Form No. VULDEC) (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 6 to
                     Form S-6 Registration No. 33-55472 Filed February 29, 1996)
        (6)(a)       Articles of Amendment, Restatement, and Redomestication of
                     the Articles of Incorporation of Merrill Lynch Life
                     Insurance Company (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
           (b)       Amended and Restated By-Laws of Merrill Lynch Life Insurance
                     Company (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
        (7)          Not applicable
        (8)(a)       Agreement between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Series Fund, Inc. (Incorporated by Reference
                     to Registrant's Post-Effective Amendment No. 8 to Form S-6
                     Registration No. 33-55472 Filed April 29, 1997)
           (b)       Agreement between Merrill Lynch Life Insurance Company and
                     Merrill Lynch Funds Distributor, Inc. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-55472 Filed April 29, 1997)
           (c)       Agreement between Merrill Lynch Life Insurance Company and
                     Merrill Lynch, Pierce, Fenner & Smith Incorporated
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                     April 29, 1997)
           (d)       Participation Agreement among Merrill Lynch Life Insurance
                     Company, ML Life Insurance Company of New York and Monarch
                     Life Insurance Company (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 3 to Form S-6
                     Registration No. 33-55472 Filed April 27, 1994)
           (e)       Management Agreement between Merrill Lynch Life Insurance
                     Company and Merrill Lynch Asset Management, Inc.
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 8 to Form S-6 Registration No. 33-55472 Filed
                     April 29, 1997)
           (f)       Form of Participation Agreement among Merrill Lynch Life
                     Insurance Company, ML Life Insurance Company of New York and
                     Family Life Insurance Company (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 3 to Form S-6
                     Registration No. 33-55472 Filed April 27, 1994)
           (g)       Form of Participation Agreement Among Merrill Lynch Life
                     Insurance Company, Alliance Capital Management L.P., and
                     Alliance Fund Distributors, Inc. (Incorporated by Reference
                     to Merrill Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 10 to Form N-4 Registration No.
                     33-43773 Filed December 10, 1996)
           (h)       Form of Participation Agreement Among MFS Variable Insurance
                     Trust, Merrill Lynch Life Insurance Company, and
                     Massachusetts Financial Services Company (Incorporated by
                     Reference to Merrill Lynch Life Variable Annuity Separate
                     Account A's Post-Effective Amendment No. 10 to Form N-4
                     Registration No. 33-43773 Filed December 10, 1996)
           (i)       Participation Agreement By and Among AIM Variable Insurance
                     Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                     Insurance Company (Incorporated by Reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 11 to Form N-4 Registration No.
                     33-43773 Filed April 24, 1997)
           (j)       Form of Participation Agreement among Merrill Lynch Life
                     Insurance Company, Hotchkis and Wiley Variable Trust, and
                     Hotchkis and Wiley (Incorporated by reference to Merrill
                     Lynch Life Variable Annuity Separate Account A's
                     Post-Effective Amendment No. 12 to Form N-4 Registration No.
                     33-43773 Filed May 1, 1998)
           (k)       Form of Participation Agreement between Merrill Lynch Life
                     Insurance Company and Mercury Asset Management V.I. Funds,
                     Inc. (Incorporated by reference to Merrill Lynch Life
                     Variable Annuity Separate Account A's Post-Effective
                     Amendment No. 15 to Form N-4 Registration No. 33-43773 Filed
                     April 14, 1999)
        (9)          Service Agreement among Merrill Lynch Insurance Group, Inc.,
                     Family Life Insurance Company and Merrill Lynch Life
                     Insurance Company (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
       (10)(a) (1)   Variable Life Insurance Application (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-55472 Filed April 29, 1997)
       (10)(a) (2)   Variable Life Insurance Application (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 4 to
                     Form S-6 Registration No. 33-55472 Filed December 9, 1994)
       (10)(a) (3)   Variable Life Insurance Application (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 8 to
                     Form S-6 Registration No. 33-55472 Filed April 29, 1997)
           (b)       Application for Reinstatement (Incorporated by Reference to
                     Registrant's Post-Effective Amendment No. 8 to Form S-6
                     Registration No. 33-55472 Filed April 29, 1997)
           (c)       Variable Life Insurance Application, Part 1 (Form No. A1016
                     New 3/95) (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 5 to Form S-6 Registration No.
                     33-55472 Filed April 28, 1995)
           (d)       Variable Life Insurance Application, Part 2 (Form No. A1011
                     Revised 10/94) (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 5 to Form S-6 Registration No.
                     33-55472 Filed April 28, 1995)

           (e)       Temporary Insurance Agreement (Form No. A1010 Revised 6/94)
                     (Incorporated by Reference to Registrant's Post-Effective
                     Amendment No. 5 to Form S-6 Registration No. 33-55472 Filed
                     April 28, 1995)
       (11)(a)       Memorandum describing Merrill Lynch Life Insurance Company's
                     Issuance, Transfer and Redemption Procedures (Incorporated
                     by Reference to Registrant's Post-Effective Amendment No. 2
                     to Form S-6 Registration No. 33-55472 Filed March 1, 1994)
       (11)(b)       Amended and restated memorandum describing Merrill Lynch
                     Life Insurance Company's Issuance, Transfer and Redemption
                     Procedures (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 4 to Form S-6 Registration No.
                     33-55472 Filed December 9, 1994)
       (11)(c)       Amended and restated memorandum describing Merrill Lynch
                     Life Insurance Company's Issuance, Transfer and Redemption
                     Procedures (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 6 to Form S-6 Registration No.
                     33-55472 Filed February 29, 1996)
       (11)(d)       Supplement to Memorandum describing Merrill Lynch Life
                     Insurance Company's Issuance, Transfer and Redemption
                     Procedures (Incorporated by Reference to Registrant's
                     Post-Effective Amendment No. 8 to Form S-6 Registration No.
                     33-55472 Filed April 29, 1997)
 2.                  See Exhibit 1.A.(5)
 3.                  Opinion and Consent of Barry G. Skolnick, Esq. as to the
                     legality of the securities being registered (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 7 to
                     Form S-6 Registration No. 33-55472 Filed April 25, 1996)
 4.                  Not applicable
 5.                  Not applicable
 6.                  Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to
                     actuarial matters pertaining to the securities being
                     registered
 7.        (a)       Power of Attorney of Joseph E. Crowne, Jr. (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-55472 Filed March 1, 1994)
           (b)       Power of Attorney of David E. Dunford (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-55472 Filed March 1, 1994)
           (c)       Power of Attorney of Gail R. Farkas (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 6 to
                     Form S-6 Registration No. 33-55472 Filed February 29, 1996)
           (d)       Power of Attorney of John C.R. Hele (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-55472 Filed March 1, 1994)
           (e)       Power of Attorney of Allen N. Jones (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-55472 Filed March 1, 1994)
           (f)       Power of Attorney of Barry G. Skolnick (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-55472 Filed March 1, 1994)
           (g)       Power of Attorney of Anthony J. Vespa (Incorporated by
                     Reference to Registrant's Post-Effective Amendment No. 2 to
                     Form S-6 Registration No. 33-55472 Filed March 1, 1994)
 8.        (a)       Written Consent of Barry G. Skolnick, Esq.
           (b)       Written Consent of Joseph E. Crowne, Jr., F.S.A. (See
                     Exhibit 6)
           (c)       Written Consent of Sutherland Asbill & Brennan LLP
           (d)       Written Consent of Deloitte & Touche LLP, Independent
                     Auditors

                                   SIGNATURES


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT HEREBY CERTIFIES THAT THIS POST-EFFECTIVE AMENDMENT NO. 10 MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS PURSUANT TO PARAGRAPH (b) OF RULE 485 UNDER THE SECURITIES ACT OF 1933, AND HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NO. 10 TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED, AND ITS SEAL TO BE HEREUNTO AFFIXED AND ATTESTED, ALL IN THE CITY OF PLAINSBORO AND THE STATE OF NEW JERSEY, ON THE 27TH DAY OF APRIL 1999.


                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                                  (Registrant)

                    BY: MERRILL LYNCH LIFE INSURANCE COMPANY
                                  (Depositor)

Attest:  /s/ EDWARD W. DIFFIN, JR.             By:  /s/ BARRY G. SKOLNICK
       -----------------------------               -----------------------
       Edward W. Diffin, Jr.                       Barry G. Skolnick
       Vice President                              Senior Vice President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 1999.


                  SIGNATURE                                        TITLE
                  ---------                                        -----
                      *                        Chairman of the Board, President, and Chief
---------------------------------------------  Executive Officer
              Anthony J. Vespa

                      *                        Director, Senior Vice President, Chief
---------------------------------------------  Financial Officer, Chief Actuary, and
            Joseph E. Crowne, Jr.              Treasurer

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------  Investment Officer
              David M. Dunford

                      *                        Director and Senior Vice President
---------------------------------------------
               Gail R. Farkas

*By:        /s/ BARRY G. SKOLNICK              In his own capacity as Director, Senior Vice
    -----------------------------------------  President, Secretary, General Counsel, and as
                Barry G. Skolnick              Attorney-in-Fact

                               INDEX TO EXHIBITS


                                                                                SEQUENTIALLY
   EXHIBIT                                                                        NUMBERED
    NUMBER                                  EXHIBITS                                PAGE
   -------                                  --------                            ------------
 6.               Opinion and Consent of Joseph E. Crowne, Jr., F.S.A. as to
                  actuarial matters pertaining to the securities being
                  registered
 8.(a)            Written Consent of Barry G. Skolnick, Esq.
 8.(c)            Written Consent of Sutherland Asbill & Brennan LLP
 8.(d)            Written Consent of Deloitte & Touche LLP, Independent
                  Auditors